Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of November 30, 2024 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.63%, 01/15/26	68,029,173	66,975,518
2.00%, 01/15/26	32,583,637	32,563,908
0.13%, 04/15/26	55,949,555	54,524,589
0.13%, 07/15/26	68,578,601	66,894,942
0.13%, 10/15/26	77,434,086	75,209,368
0.38%, 01/15/27	63,637,691	61,716,131
2.38%, 01/15/27	31,526,596	31,891,738
0.13%, 04/15/27	79,107,433	75,935,410
0.38%, 07/15/27	70,321,853	68,043,260
1.63%, 10/15/27	79,325,068	79,219,715
0.50%, 01/15/28	71,845,133	69,028,860
1.75%, 01/15/28	29,768,974	29,734,088
1.25%, 04/15/28	78,277,537	76,805,247
3.63%, 04/15/28	30,469,359	32,236,819
0.75%, 07/15/28	62,352,523	60,356,512
2.38%, 10/15/28	80,609,531	82,673,576
0.88%, 01/15/29	53,686,340	51,793,687
2.50%, 01/15/29	27,495,682	28,279,739
2.13%, 04/15/29	83,530,828	84,552,122
3.88%, 04/15/29	34,901,175	37,869,138
0.25%, 07/15/29	63,424,775	59,397,550
1.63%, 10/15/29	44,839,700	44,611,123
0.13%, 01/15/30	71,591,862	65,789,006
0.13%, 07/15/30	78,909,378	72,125,021
0.13%, 01/15/31	81,976,053	73,925,749
0.13%, 07/15/31	83,832,123	75,162,375
0.13%, 01/15/32	91,608,907	81,120,403
3.38%, 04/15/32	12,736,053	14,097,716
0.63%, 07/15/32	94,951,269	86,856,302
1.13%, 01/15/33	92,676,054	87,305,549
1.38%, 07/15/33	90,531,957	86,852,329
1.75%, 01/15/34	95,527,835	94,024,018
1.88%, 07/15/34	99,112,554	98,709,909
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/40	16,348,473	16,494,715
2.13%, 02/15/41	24,114,539	24,354,271
0.75%, 02/15/42	38,852,919	31,309,230
0.63%, 02/15/43	30,588,575	23,640,427
1.38%, 02/15/44	42,047,316	36,937,582
0.75%, 02/15/45	46,333,708	35,609,989
1.00%, 02/15/46	23,867,168	19,081,615
0.88%, 02/15/47	29,210,074	22,520,853
1.00%, 02/15/48	21,172,469	16,642,305
1.00%, 02/15/49	19,581,927	15,267,019
0.25%, 02/15/50	30,070,558	18,935,642
0.13%, 02/15/51	30,157,007	18,031,770
0.13%, 02/15/52	35,122,709	20,745,722
1.50%, 02/15/53	33,444,519	28,843,938
2.13%, 02/15/54	32,522,580	32,321,855
Total Treasuries (Cost $2,619,800,649)		2,467,018,350

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (a)	867,033	867,033
Total Short-Term Investments (Cost $867,033)		867,033
Total Investments in Securities (Cost $2,620,667,682)		2,467,885,383

(a)	The rate shown is the annualized 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,467,018,350	$—	$2,467,018,350
Short-Term Investments[1]	867,033	—	—	867,033
Total	$867,033	$2,467,018,350	$—	$2,467,885,383

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of November 30, 2024 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.3% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.5%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	149,751
7.10%, 11/15/27 (a)	150,000	158,874
2.20%, 11/02/28 (a)	100,000	90,181
6.99%, 06/13/29 (a)(b)	150,000	157,599
6.85%, 01/03/30 (a)(b)	150,000	157,308
8.00%, 11/01/31	450,000	506,942
6.18%, 07/26/35 (a)(b)	150,000	152,016
American Express Co.
4.90%, 02/13/26 (a)	200,000	200,668
3.13%, 05/20/26 (a)	150,000	147,029
1.65%, 11/04/26 (a)	250,000	236,548
2.55%, 03/04/27 (a)	350,000	335,191
5.65%, 04/23/27 (a)(b)	200,000	202,416
3.30%, 05/03/27 (a)	300,000	291,327
5.39%, 07/28/27 (a)(b)	250,000	252,692
5.85%, 11/05/27 (a)	250,000	258,892
5.10%, 02/16/28 (a)(b)	350,000	352,779
5.04%, 07/26/28 (a)(b)	200,000	201,590
4.05%, 05/03/29 (a)	150,000	147,666
5.28%, 07/27/29 (a)(b)	250,000	254,442
5.53%, 04/25/30 (a)(b)	250,000	257,020
6.49%, 10/30/31 (a)(b)	250,000	271,260
4.99%, 05/26/33 (a)(b)	100,000	99,786
4.42%, 08/03/33 (a)(b)	250,000	242,955
5.04%, 05/01/34 (a)(b)	200,000	201,592
5.63%, 07/28/34 (a)(b)	100,000	103,034
5.92%, 04/25/35 (a)(b)	100,000	104,760
5.28%, 07/26/35 (a)(b)	300,000	304,437
4.05%, 12/03/42	150,000	132,275
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	97,465
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	75,000	76,538
Australia & New Zealand Banking Group Ltd.
5.09%, 12/08/25	250,000	251,635
5.00%, 03/18/26	250,000	251,735
4.75%, 01/18/27	250,000	251,917
4.90%, 07/16/27	250,000	253,120
3.92%, 09/30/27	250,000	246,970
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	205,822
5.38%, 03/13/29	200,000	203,770
7.88%, 11/15/34 (a)(b)	200,000	224,886
6.03%, 03/13/35 (a)(b)	200,000	204,006
Banco Santander SA
1.85%, 03/25/26	200,000	192,334
4.25%, 04/11/27	200,000	197,300
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.29%, 08/18/27	400,000	403,552
1.72%, 09/14/27 (a)(b)	200,000	188,816
6.53%, 11/07/27 (a)(b)	200,000	206,326
3.80%, 02/23/28	200,000	193,430
5.55%, 03/14/28 (a)(b)	200,000	202,404
4.18%, 03/24/28 (a)(b)	200,000	196,408
4.38%, 04/12/28	200,000	196,772
5.37%, 07/15/28 (a)(b)	200,000	202,096
5.59%, 08/08/28	400,000	409,624
6.61%, 11/07/28	200,000	212,862
3.31%, 06/27/29	200,000	187,648
5.54%, 03/14/30 (a)(b)	200,000	203,324
3.49%, 05/28/30	200,000	184,178
2.75%, 12/03/30	200,000	172,606
2.96%, 03/25/31	200,000	177,900
5.44%, 07/15/31	400,000	407,488
3.23%, 11/22/32 (a)(b)	200,000	173,480
6.92%, 08/08/33	400,000	432,300
6.94%, 11/07/33	200,000	223,796
6.35%, 03/14/34	200,000	208,806
Bank of America Corp.
4.45%, 03/03/26	400,000	398,384
3.50%, 04/19/26	450,000	443,565
6.22%, 09/15/26	150,000	153,992
4.25%, 10/22/26	350,000	347,158
5.08%, 01/20/27 (a)(b)	500,000	501,665
1.66%, 03/11/27 (a)(b)	500,000	480,645
3.56%, 04/23/27 (a)(b)	550,000	540,837
1.73%, 07/22/27 (a)(b)	1,100,000	1,047,464
5.93%, 09/15/27 (a)(b)	300,000	305,853
3.25%, 10/21/27 (a)	500,000	483,380
4.18%, 11/25/27 (a)	350,000	344,459
3.82%, 01/20/28 (a)(b)	500,000	490,690
2.55%, 02/04/28 (a)(b)	425,000	405,713
3.71%, 04/24/28 (a)(b)	350,000	341,659
4.38%, 04/27/28 (a)(b)	400,000	396,708
3.59%, 07/21/28 (a)(b)	400,000	388,456
4.95%, 07/22/28 (a)(b)	500,000	502,565
6.20%, 11/10/28 (a)(b)	400,000	416,388
3.42%, 12/20/28 (a)(b)	1,100,000	1,057,298
3.97%, 03/05/29 (a)(b)	500,000	487,595
5.20%, 04/25/29 (a)(b)	600,000	607,494
2.09%, 06/14/29 (a)(b)	500,000	456,565
4.27%, 07/23/29 (a)(b)	550,000	540,738
5.82%, 09/15/29 (a)(b)	550,000	569,701
3.97%, 02/07/30 (a)(b)	500,000	483,735
3.19%, 07/23/30 (a)(b)	450,000	419,814
2.88%, 10/22/30 (a)(b)	350,000	320,379
2.50%, 02/13/31 (a)(b)	650,000	579,722
2.59%, 04/29/31 (a)(b)	500,000	446,070
1.90%, 07/23/31 (a)(b)	525,000	448,240
1.92%, 10/24/31 (a)(b)	450,000	381,289
2.65%, 03/11/32 (a)(b)	400,000	350,520
2.69%, 04/22/32 (a)(b)	800,000	701,008
2.30%, 07/21/32 (a)(b)	650,000	552,422

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.57%, 10/20/32 (a)(b)	600,000	516,186
2.97%, 02/04/33 (a)(b)	650,000	570,284
4.57%, 04/27/33 (a)(b)	700,000	680,477
5.02%, 07/22/33 (a)(b)	900,000	903,429
5.29%, 04/25/34 (a)(b)	950,000	965,029
5.87%, 09/15/34 (a)(b)	700,000	738,458
5.47%, 01/23/35 (a)(b)	900,000	924,741
5.43%, 08/15/35 (a)(b)	450,000	449,829
5.52%, 10/25/35 (a)(b)	600,000	601,146
2.48%, 09/21/36 (a)(b)	400,000	332,596
6.11%, 01/29/37	350,000	374,521
3.85%, 03/08/37 (a)(b)	425,000	384,145
4.24%, 04/24/38 (a)(b)	350,000	321,961
7.75%, 05/14/38	320,000	388,678
4.08%, 04/23/40 (a)(b)	300,000	266,694
2.68%, 06/19/41 (a)(b)	900,000	653,895
5.88%, 02/07/42	275,000	297,575
3.31%, 04/22/42 (a)(b)	700,000	549,276
5.00%, 01/21/44	350,000	343,402
4.88%, 04/01/44	100,000	96,548
4.75%, 04/21/45	100,000	93,502
4.44%, 01/20/48 (a)(b)	425,000	377,680
3.95%, 01/23/49 (a)(b)	200,000	164,304
4.33%, 03/15/50 (a)(b)	500,000	434,180
4.08%, 03/20/51 (a)(b)	1,000,000	832,780
2.83%, 10/24/51 (a)(b)	150,000	99,126
3.48%, 03/13/52 (a)(b)	200,000	150,978
2.97%, 07/21/52 (a)(b)	350,000	238,396
Bank of America NA
5.53%, 08/18/26 (a)	400,000	406,880
6.00%, 10/15/36	418,000	447,084
Bank of Montreal
5.30%, 06/05/26	150,000	151,608
1.25%, 09/15/26	250,000	235,863
5.27%, 12/11/26	200,000	202,688
0.95%, 01/22/27 (a)(b)	200,000	191,574
2.65%, 03/08/27	250,000	240,448
5.37%, 06/04/27	150,000	153,179
4.57%, 09/10/27 (a)(b)	200,000	199,604
4.70%, 09/14/27 (a)	200,000	200,718
5.20%, 02/01/28 (a)	250,000	254,222
5.72%, 09/25/28 (a)	200,000	207,512
4.64%, 09/10/30 (a)(b)	150,000	148,902
5.51%, 06/04/31 (a)	150,000	154,665
3.80%, 12/15/32 (a)(b)	200,000	191,686
3.09%, 01/10/37 (a)(b)	200,000	170,486
Bank of New York Mellon Corp.
0.75%, 01/28/26 (a)	500,000	479,275
2.80%, 05/04/26 (a)	200,000	195,498
2.45%, 08/17/26 (a)	150,000	145,374
1.05%, 10/15/26 (a)	100,000	93,941
4.95%, 04/26/27 (a)(b)	250,000	251,050
3.25%, 05/16/27 (a)	250,000	243,225
3.44%, 02/07/28 (a)(b)	150,000	146,256
3.85%, 04/28/28	350,000	343,892
5.80%, 10/25/28 (a)(b)	250,000	258,257
3.00%, 10/30/28 (a)	150,000	141,641
1.90%, 01/25/29 (a)	100,000	90,465
4.54%, 02/01/29 (a)(b)	150,000	149,958
6.32%, 10/25/29 (a)(b)	200,000	212,042
4.98%, 03/14/30 (a)(b)	150,000	151,776
1.80%, 07/28/31 (a)	100,000	84,852
5.06%, 07/22/32 (a)(b)	200,000	202,602
4.29%, 06/13/33 (a)(b)	200,000	192,450
5.83%, 10/25/33 (a)(b)	250,000	265,250
4.71%, 02/01/34 (a)(b)	150,000	147,954
4.97%, 04/26/34 (a)(b)	500,000	501,410
6.47%, 10/25/34 (a)(b)	100,000	110,584
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.19%, 03/14/35 (a)(b)	200,000	203,412
5.61%, 07/21/39 (a)(b)	100,000	102,594
Bank of Nova Scotia
4.50%, 12/16/25	150,000	149,193
4.75%, 02/02/26	200,000	200,318
1.05%, 03/02/26	200,000	191,558
1.35%, 06/24/26	200,000	190,574
2.70%, 08/03/26	200,000	193,982
1.30%, 09/15/26	250,000	236,268
5.35%, 12/07/26	200,000	203,036
1.95%, 02/02/27	150,000	142,118
2.95%, 03/11/27	150,000	144,929
5.40%, 06/04/27	150,000	153,029
5.25%, 06/12/28	150,000	153,212
4.40%, 09/08/28 (a)(b)	200,000	198,726
5.45%, 08/01/29	125,000	128,645
4.85%, 02/01/30	200,000	201,224
2.15%, 08/01/31	150,000	126,920
2.45%, 02/02/32	150,000	128,268
4.74%, 11/10/32 (a)(b)	150,000	147,927
5.65%, 02/01/34	150,000	156,536
4.59%, 05/04/37 (a)(b)	200,000	187,466
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	84,142
BankUnited, Inc.
5.13%, 06/11/30 (a)	75,000	73,354
Barclays PLC
4.38%, 01/12/26	500,000	497,590
5.20%, 05/12/26	300,000	300,333
5.83%, 05/09/27 (a)(b)	400,000	404,600
6.50%, 09/13/27 (a)(b)	200,000	205,180
2.28%, 11/24/27 (a)(b)	400,000	379,860
4.34%, 01/10/28 (a)	200,000	196,816
5.67%, 03/12/28 (a)(b)	200,000	203,036
4.84%, 05/09/28 (a)	450,000	445,594
5.50%, 08/09/28 (a)(b)	300,000	303,921
4.84%, 09/10/28 (a)(b)	200,000	199,298
7.39%, 11/02/28 (a)(b)	250,000	266,105
4.97%, 05/16/29 (a)(b)	250,000	249,997
6.49%, 09/13/29 (a)(b)	200,000	210,128
5.69%, 03/12/30 (a)(b)	350,000	357,602
5.09%, 06/20/30 (a)(b)	300,000	296,442
4.94%, 09/10/30 (a)(b)	250,000	247,883
2.65%, 06/24/31 (a)(b)	300,000	263,955
2.67%, 03/10/32 (a)(b)	200,000	172,932
2.89%, 11/24/32 (a)(b)	250,000	215,320
5.75%, 08/09/33 (a)(b)	200,000	204,686
7.44%, 11/02/33 (a)(b)	350,000	395,115
6.22%, 05/09/34 (a)(b)	400,000	421,392
7.12%, 06/27/34 (a)(b)	250,000	272,892
6.69%, 09/13/34 (a)(b)	250,000	271,990
5.34%, 09/10/35 (a)(b)	400,000	394,832
3.56%, 09/23/35 (a)(b)	150,000	133,967
3.81%, 03/10/42 (a)(b)	200,000	161,768
3.33%, 11/24/42 (a)(b)	200,000	151,526
5.25%, 08/17/45	200,000	196,978
4.95%, 01/10/47	200,000	187,560
6.04%, 03/12/55 (a)(b)	200,000	212,554
BPCE SA
3.38%, 12/02/26	250,000	244,325
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	150,000	142,587
5.93%, 10/02/26	200,000	204,526
3.45%, 04/07/27 (a)	200,000	195,054
5.24%, 06/28/27	200,000	203,044
4.51%, 09/11/27 (a)(b)	150,000	149,537
5.00%, 04/28/28 (a)	250,000	252,432

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.26%, 04/08/29 (a)	200,000	204,014
4.63%, 09/11/30 (a)(b)	200,000	198,080
3.60%, 04/07/32 (a)	200,000	184,084
6.09%, 10/03/33 (a)	250,000	268,027
Capital One Financial Corp.
3.75%, 07/28/26 (a)	250,000	245,203
3.75%, 03/09/27 (a)	300,000	293,430
3.65%, 05/11/27 (a)	250,000	243,910
1.88%, 11/02/27 (a)(b)	225,000	212,546
3.80%, 01/31/28 (a)	200,000	193,716
4.93%, 05/10/28 (a)(b)	300,000	300,258
5.47%, 02/01/29 (a)(b)	200,000	202,604
6.31%, 06/08/29 (a)(b)	300,000	311,922
5.70%, 02/01/30 (a)(b)	200,000	204,890
3.27%, 03/01/30 (a)(b)	200,000	186,472
5.25%, 07/26/30 (a)(b)	200,000	201,172
5.46%, 07/26/30 (a)(b)	200,000	202,800
7.62%, 10/30/31 (a)(b)	300,000	335,619
2.36%, 07/29/32 (a)(b)	150,000	123,320
2.62%, 11/02/32 (a)(b)	200,000	169,316
5.27%, 05/10/33 (a)(b)	200,000	200,160
5.82%, 02/01/34 (a)(b)	250,000	257,305
6.38%, 06/08/34 (a)(b)	300,000	318,966
6.05%, 02/01/35 (a)(b)	200,000	208,784
5.88%, 07/26/35 (a)(b)	200,000	206,618
Citibank NA
5.44%, 04/30/26 (a)	300,000	303,282
4.93%, 08/06/26 (a)	250,000	251,415
5.49%, 12/04/26 (a)	500,000	508,595
4.88%, 11/19/27 (a)(b)	400,000	400,952
5.80%, 09/29/28 (a)	400,000	416,740
4.84%, 08/06/29 (a)	250,000	251,577
5.57%, 04/30/34 (a)	550,000	572,852
Citigroup, Inc.
3.70%, 01/12/26	400,000	395,776
4.60%, 03/09/26	345,000	344,034
3.40%, 05/01/26	450,000	441,909
3.20%, 10/21/26 (a)	600,000	583,962
4.30%, 11/20/26	150,000	148,766
1.12%, 01/28/27 (a)(b)	500,000	479,195
1.46%, 06/09/27 (a)(b)	550,000	523,072
4.45%, 09/29/27	680,000	672,874
3.89%, 01/10/28 (a)(b)	500,000	491,045
6.63%, 01/15/28	100,000	106,212
3.07%, 02/24/28 (a)(b)	400,000	385,608
4.66%, 05/24/28 (a)(b)	300,000	299,064
3.67%, 07/24/28 (a)(b)	400,000	388,496
4.13%, 07/25/28	350,000	342,261
3.52%, 10/27/28 (a)(b)	400,000	386,608
4.08%, 04/23/29 (a)(b)	300,000	293,619
5.17%, 02/13/30 (a)(b)	500,000	505,505
3.98%, 03/20/30 (a)(b)	450,000	434,142
4.54%, 09/19/30 (a)(b)	550,000	541,733
2.98%, 11/05/30 (a)(b)	400,000	366,112
2.67%, 01/29/31 (a)(b)	400,000	358,520
4.41%, 03/31/31 (a)(b)	700,000	682,234
2.57%, 06/03/31 (a)(b)	650,000	575,464
2.56%, 05/01/32 (a)(b)	500,000	432,520
6.63%, 06/15/32	200,000	218,238
2.52%, 11/03/32 (a)(b)	300,000	255,897
3.06%, 01/25/33 (a)(b)	550,000	483,499
5.88%, 02/22/33	100,000	104,594
3.79%, 03/17/33 (a)(b)	575,000	529,080
4.91%, 05/24/33 (a)(b)	475,000	469,585
6.00%, 10/31/33	150,000	158,259
6.27%, 11/17/33 (a)(b)	500,000	537,835
6.17%, 05/25/34 (a)(b)	600,000	627,888
5.59%, 11/19/34 (a)(b)	200,000	200,994
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.83%, 02/13/35 (a)(b)	500,000	509,700
5.45%, 06/11/35 (a)(b)	450,000	460,674
6.13%, 08/25/36	100,000	105,566
3.88%, 01/24/39 (a)(b)	200,000	173,870
8.13%, 07/15/39	395,000	503,171
5.41%, 09/19/39 (a)(b)	200,000	195,886
5.32%, 03/26/41 (a)(b)	300,000	300,420
5.88%, 01/30/42	205,000	219,701
2.90%, 11/03/42 (a)(b)	200,000	146,930
6.68%, 09/13/43	200,000	230,088
5.30%, 05/06/44	150,000	148,733
4.65%, 07/30/45	180,000	164,295
4.75%, 05/18/46	330,000	300,646
4.28%, 04/24/48 (a)(b)	150,000	128,840
4.65%, 07/23/48 (a)	450,000	407,196
Citizens Bank NA
3.75%, 02/18/26 (a)	250,000	246,858
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	145,340
5.84%, 01/23/30 (a)(b)	250,000	257,162
3.25%, 04/30/30 (a)	150,000	137,594
5.72%, 07/23/32 (a)(b)	200,000	204,066
2.64%, 09/30/32 (a)	100,000	82,376
6.65%, 04/25/35 (a)(b)	150,000	162,645
5.64%, 05/21/37 (a)(b)	100,000	98,499
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	240,010
5.98%, 01/30/30 (a)(b)	250,000	255,192
Commonwealth Bank of Australia
5.32%, 03/13/26	250,000	252,662
4.58%, 11/27/26	250,000	250,554
Cooperatieve Rabobank UA
4.85%, 01/09/26	250,000	250,935
3.75%, 07/21/26	300,000	293,871
5.50%, 10/05/26	250,000	254,615
5.04%, 03/05/27	250,000	253,747
5.25%, 05/24/41	200,000	204,274
5.75%, 12/01/43	250,000	261,100
5.25%, 08/04/45	250,000	247,415
Credit Suisse USA LLC
7.13%, 07/15/32	150,000	170,267
Deutsche Bank AG
4.10%, 01/13/26	250,000	247,916
1.69%, 03/19/26	200,000	192,672
7.15%, 07/13/27 (a)(b)	250,000	258,287
2.31%, 11/16/27 (a)(b)	250,000	237,300
2.55%, 01/07/28 (a)(b)	250,000	237,605
5.71%, 02/08/28 (a)(b)	200,000	202,624
6.72%, 01/18/29 (a)(b)	300,000	313,644
5.41%, 05/10/29	150,000	153,197
6.82%, 11/20/29 (a)(b)	250,000	264,247
5.00%, 09/11/30 (a)(b)	200,000	197,648
5.88%, 07/08/31 (a)(b)	200,000	201,596
3.55%, 09/18/31 (a)(b)	350,000	319,490
3.73%, 01/14/32 (a)(b)	200,000	176,780
3.04%, 05/28/32 (a)(b)	150,000	129,933
4.88%, 12/01/32 (a)(b)	200,000	194,220
3.74%, 01/07/33 (a)(b)	200,000	172,818
7.08%, 02/10/34 (a)(b)	200,000	210,576
5.40%, 09/11/35 (a)(b)	250,000	243,965
Discover Bank
3.45%, 07/27/26 (a)	250,000	244,365
4.65%, 09/13/28 (a)	250,000	247,658
Discover Financial Services
4.50%, 01/30/26 (a)	100,000	99,608
4.10%, 02/09/27 (a)	150,000	148,091

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.70%, 11/29/32 (a)	150,000	163,742
7.96%, 11/02/34 (a)(b)	150,000	174,866
Fifth Third Bancorp
2.55%, 05/05/27 (a)	150,000	142,833
1.71%, 11/01/27 (a)(b)	150,000	141,800
3.95%, 03/14/28 (a)	150,000	146,292
6.36%, 10/27/28 (a)(b)	200,000	207,896
6.34%, 07/27/29 (a)(b)	200,000	209,486
4.77%, 07/28/30 (a)(b)	200,000	198,346
5.63%, 01/29/32 (a)(b)	200,000	205,792
8.25%, 03/01/38	200,000	245,012
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	197,340
2.25%, 02/01/27 (a)	250,000	238,090
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	251,287
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	103,744
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	400,000	402,696
5.41%, 05/21/27 (a)(b)	450,000	454,171
Goldman Sachs Capital I
6.35%, 02/15/34	150,000	158,949
Goldman Sachs Group, Inc.
3.75%, 02/25/26 (a)	300,000	296,793
3.50%, 11/16/26 (a)	450,000	440,113
1.09%, 12/09/26 (a)(b)	400,000	385,232
5.95%, 01/15/27	157,000	161,299
3.85%, 01/26/27 (a)	500,000	491,755
1.43%, 03/09/27 (a)(b)	550,000	527,186
4.39%, 06/15/27 (a)(b)	150,000	149,132
1.54%, 09/10/27 (a)(b)	500,000	472,115
1.95%, 10/21/27 (a)(b)	750,000	710,940
2.64%, 02/24/28 (a)(b)	600,000	572,706
3.62%, 03/15/28 (a)(b)	650,000	633,178
3.69%, 06/05/28 (a)(b)	500,000	486,800
4.48%, 08/23/28 (a)(b)	450,000	446,706
3.81%, 04/23/29 (a)(b)	450,000	435,964
4.22%, 05/01/29 (a)(b)	700,000	687,715
6.48%, 10/24/29 (a)(b)	500,000	529,040
2.60%, 02/07/30 (a)	350,000	314,503
3.80%, 03/15/30 (a)	475,000	452,171
5.73%, 04/25/30 (a)(b)	500,000	516,375
5.05%, 07/23/30 (a)(b)	450,000	453,019
4.69%, 10/23/30 (a)(b)	350,000	347,200
1.99%, 01/27/32 (a)(b)	500,000	420,560
2.62%, 04/22/32 (a)(b)	675,000	587,128
2.38%, 07/21/32 (a)(b)	700,000	596,995
2.65%, 10/21/32 (a)(b)	500,000	430,505
6.13%, 02/15/33	150,000	164,226
3.10%, 02/24/33 (a)(b)	700,000	617,617
6.56%, 10/24/34 (a)(b)	250,000	275,312
5.85%, 04/25/35 (a)(b)	500,000	524,320
5.33%, 07/23/35 (a)(b)	575,000	581,175
5.02%, 10/23/35 (a)(b)	800,000	791,312
6.45%, 05/01/36	100,000	109,613
6.75%, 10/01/37	1,000,000	1,108,330
4.02%, 10/31/38 (a)(b)	475,000	418,000
4.41%, 04/23/39 (a)(b)	300,000	274,503
6.25%, 02/01/41	450,000	495,364
3.21%, 04/22/42 (a)(b)	400,000	308,204
2.91%, 07/21/42 (a)(b)	250,000	183,788
3.44%, 02/24/43 (a)(b)	375,000	295,474
4.80%, 07/08/44 (a)	350,000	328,513
5.15%, 05/22/45	350,000	338,555
4.75%, 10/21/45 (a)	300,000	279,483
5.56%, 11/19/45 (a)(b)	550,000	559,416
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HSBC Bank USA NA
5.88%, 11/01/34	250,000	263,985
7.00%, 01/15/39	250,000	288,822
HSBC Holdings PLC
4.30%, 03/08/26	250,000	248,840
3.90%, 05/25/26	250,000	247,153
1.59%, 05/24/27 (a)(b)	200,000	190,712
5.89%, 08/14/27 (a)(b)	400,000	406,364
2.25%, 11/22/27 (a)(b)	200,000	190,048
4.04%, 03/13/28 (a)(b)	400,000	392,440
5.60%, 05/17/28 (a)(b)	300,000	304,479
4.76%, 06/09/28 (a)(b)	450,000	448,245
5.21%, 08/11/28 (a)(b)	400,000	402,964
2.01%, 09/22/28 (a)(b)	350,000	323,417
7.39%, 11/03/28 (a)(b)	400,000	426,368
6.16%, 03/09/29 (a)(b)	450,000	466,276
4.58%, 06/19/29 (a)(b)	600,000	592,512
2.21%, 08/17/29 (a)(b)	400,000	362,204
5.55%, 03/04/30 (a)(b)	250,000	254,422
4.95%, 03/31/30	400,000	401,896
3.97%, 05/22/30 (a)(b)	450,000	430,272
5.29%, 11/19/30 (a)(b)	400,000	402,984
2.85%, 06/04/31 (a)(b)	250,000	222,873
2.36%, 08/18/31 (a)(b)	250,000	215,820
5.73%, 05/17/32 (a)(b)	250,000	257,275
2.80%, 05/24/32 (a)(b)	500,000	433,400
2.87%, 11/22/32 (a)(b)	350,000	302,127
4.76%, 03/29/33 (a)(b)	400,000	382,580
5.40%, 08/11/33 (a)(b)	450,000	454,770
8.11%, 11/03/33 (a)(b)	400,000	461,520
6.25%, 03/09/34 (a)(b)	400,000	425,736
6.55%, 06/20/34 (a)(b)	500,000	528,545
7.40%, 11/13/34 (a)(b)	400,000	445,480
5.72%, 03/04/35 (a)(b)	200,000	206,052
5.87%, 11/18/35 (a)(b)	400,000	402,180
6.50%, 05/02/36	400,000	428,518
6.50%, 09/15/37	405,000	433,359
6.80%, 06/01/38	400,000	440,374
6.10%, 01/14/42	200,000	221,724
6.33%, 03/09/44 (a)(b)	600,000	656,886
5.25%, 03/14/44	200,000	192,518
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,086
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	198,070
6.21%, 08/21/29 (a)(b)	100,000	104,224
2.55%, 02/04/30 (a)	150,000	133,644
5.71%, 02/02/35 (a)(b)	200,000	204,736
2.49%, 08/15/36 (a)(b)	250,000	204,770
6.14%, 11/18/39 (a)(b)	150,000	153,650
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	248,260
5.65%, 01/10/30 (a)	250,000	258,327
ING Groep NV
3.95%, 03/29/27	200,000	196,576
1.73%, 04/01/27 (a)(b)	300,000	287,625
6.08%, 09/11/27 (a)(b)	200,000	204,224
4.02%, 03/28/28 (a)(b)	250,000	245,408
4.55%, 10/02/28	300,000	297,981
4.05%, 04/09/29	200,000	194,336
5.34%, 03/19/30 (a)(b)	200,000	202,974
2.73%, 04/01/32 (a)(b)	200,000	175,308
4.25%, 03/28/33 (a)(b)	200,000	189,584
6.11%, 09/11/34 (a)(b)	200,000	211,910
5.55%, 03/19/35 (a)(b)	200,000	203,744

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	435,000	428,453
3.20%, 06/15/26 (a)	250,000	245,163
2.95%, 10/01/26 (a)	550,000	535,408
7.63%, 10/15/26	150,000	158,286
4.13%, 12/15/26	350,000	347,084
3.96%, 01/29/27 (a)(b)	300,000	297,348
1.04%, 02/04/27 (a)(b)	350,000	335,044
1.58%, 04/22/27 (a)(b)	625,000	598,450
8.00%, 04/29/27	150,000	161,733
1.47%, 09/22/27 (a)(b)	500,000	471,950
4.25%, 10/01/27	250,000	248,783
6.07%, 10/22/27 (a)(b)	500,000	512,100
3.63%, 12/01/27 (a)	150,000	146,006
5.04%, 01/23/28 (a)(b)	450,000	452,799
3.78%, 02/01/28 (a)(b)	500,000	490,415
2.95%, 02/24/28 (a)(b)	350,000	336,896
5.57%, 04/22/28 (a)(b)	500,000	509,550
4.32%, 04/26/28 (a)(b)	500,000	495,205
3.54%, 05/01/28 (a)(b)	450,000	437,931
2.18%, 06/01/28 (a)(b)	300,000	282,180
4.98%, 07/22/28 (a)(b)	350,000	352,376
4.85%, 07/25/28 (a)(b)	650,000	651,521
4.51%, 10/22/28 (a)(b)	350,000	348,075
3.51%, 01/23/29 (a)(b)	450,000	434,214
4.01%, 04/23/29 (a)(b)	400,000	390,884
2.07%, 06/01/29 (a)(b)	350,000	320,148
4.20%, 07/23/29 (a)(b)	450,000	441,801
5.30%, 07/24/29 (a)(b)	500,000	508,885
6.09%, 10/23/29 (a)(b)	400,000	418,804
4.45%, 12/05/29 (a)(b)	450,000	444,541
5.01%, 01/23/30 (a)(b)	425,000	428,570
5.58%, 04/22/30 (a)(b)	500,000	514,990
3.70%, 05/06/30 (a)(b)	450,000	430,672
4.57%, 06/14/30 (a)(b)	400,000	396,108
5.00%, 07/22/30 (a)(b)	500,000	504,045
8.75%, 09/01/30	50,000	59,627
2.74%, 10/15/30 (a)(b)	650,000	591,714
4.60%, 10/22/30 (a)(b)	450,000	446,314
4.49%, 03/24/31 (a)(b)	550,000	541,843
2.52%, 04/22/31 (a)(b)	500,000	445,550
2.96%, 05/13/31 (a)(b)	500,000	452,385
1.76%, 11/19/31 (a)(b)	250,000	210,593
1.95%, 02/04/32 (a)(b)	550,000	464,090
2.58%, 04/22/32 (a)(b)	675,000	589,336
2.55%, 11/08/32 (a)(b)	500,000	430,035
2.96%, 01/25/33 (a)(b)	600,000	528,264
4.59%, 04/26/33 (a)(b)	450,000	440,064
4.91%, 07/25/33 (a)(b)	800,000	799,536
5.72%, 09/14/33 (a)(b)	600,000	622,098
5.35%, 06/01/34 (a)(b)	900,000	920,241
6.25%, 10/23/34 (a)(b)	600,000	648,990
5.34%, 01/23/35 (a)(b)	550,000	560,076
5.77%, 04/22/35 (a)(b)	575,000	603,526
5.29%, 07/22/35 (a)(b)	700,000	710,654
4.95%, 10/22/35 (a)(b)	600,000	595,170
6.40%, 05/15/38	450,000	507,037
3.88%, 07/24/38 (a)(b)	475,000	418,974
5.50%, 10/15/40	230,000	238,315
3.11%, 04/22/41 (a)(b)	250,000	194,848
5.60%, 07/15/41	350,000	366,863
2.53%, 11/19/41 (a)(b)	300,000	213,618
5.40%, 01/06/42	250,000	257,137
3.16%, 04/22/42 (a)(b)	375,000	289,867
5.63%, 08/16/43	250,000	261,535
4.85%, 02/01/44	200,000	192,936
4.95%, 06/01/45	300,000	286,839
5.53%, 11/29/45 (a)(b)	500,000	513,035
4.26%, 02/22/48 (a)(b)	350,000	305,557
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.03%, 07/24/48 (a)(b)	250,000	209,560
3.96%, 11/15/48 (a)(b)	700,000	579,775
3.90%, 01/23/49 (a)(b)	300,000	246,609
3.11%, 04/22/51 (a)(b)	400,000	282,476
3.33%, 04/22/52 (a)(b)	600,000	439,950
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	650,000	657,949
KeyBank NA
3.40%, 05/20/26	250,000	244,308
4.39%, 12/14/27	250,000	245,795
3.90%, 04/13/29	250,000	236,198
4.90%, 08/08/32	250,000	242,333
5.00%, 01/26/33 (a)	250,000	244,273
KeyCorp
2.25%, 04/06/27	150,000	141,482
4.10%, 04/30/28	100,000	97,439
2.55%, 10/01/29	100,000	89,879
4.79%, 06/01/33 (a)(b)	100,000	96,607
6.40%, 03/06/35 (a)(b)	150,000	160,170
Lloyds Banking Group PLC
4.58%, 12/10/25	200,000	198,904
4.65%, 03/24/26	324,000	322,202
3.75%, 01/11/27	200,000	196,014
1.63%, 05/11/27 (a)(b)	200,000	190,896
5.99%, 08/07/27 (a)(b)	200,000	203,442
5.46%, 01/05/28 (a)(b)	250,000	253,020
3.75%, 03/18/28 (a)(b)	200,000	195,268
4.38%, 03/22/28	300,000	295,854
4.55%, 08/16/28	200,000	198,318
3.57%, 11/07/28 (a)(b)	400,000	385,600
5.09%, 11/26/28 (a)(b)	200,000	201,010
5.87%, 03/06/29 (a)(b)	200,000	205,520
5.72%, 06/05/30 (a)(b)	300,000	308,625
4.98%, 08/11/33 (a)(b)	200,000	196,922
7.95%, 11/15/33 (a)(b)	200,000	228,226
5.68%, 01/05/35 (a)(b)	450,000	459,405
5.59%, 11/26/35 (a)(b)	200,000	202,962
5.30%, 12/01/45	200,000	190,724
3.37%, 12/14/46 (a)(b)	200,000	145,262
4.34%, 01/09/48	300,000	247,686
M&T Bank Corp.
7.41%, 10/30/29 (a)(b)	200,000	215,942
6.08%, 03/13/32 (a)(b)	200,000	207,890
5.05%, 01/27/34 (a)(b)	250,000	243,173
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (a)	250,000	249,668
4.70%, 01/27/28 (a)	250,000	248,885
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	350,000	346,419
2.76%, 09/13/26	200,000	193,662
3.68%, 02/22/27	200,000	196,382
1.54%, 07/20/27 (a)(b)	250,000	237,498
3.29%, 07/25/27	250,000	242,563
1.64%, 10/13/27 (a)(b)	250,000	236,333
2.34%, 01/19/28 (a)(b)	200,000	190,454
3.96%, 03/02/28	250,000	246,130
4.08%, 04/19/28 (a)(b)	200,000	197,122
5.02%, 07/20/28 (a)(b)	200,000	201,530
4.05%, 09/11/28	250,000	246,010
5.35%, 09/13/28 (a)(b)	200,000	203,450
5.42%, 02/22/29 (a)(b)	200,000	204,358
3.74%, 03/07/29	300,000	290,721
5.24%, 04/19/29 (a)(b)	200,000	203,638
3.20%, 07/18/29	200,000	187,686
2.56%, 02/25/30	200,000	179,868
5.26%, 04/17/30 (a)(b)	200,000	204,018
2.05%, 07/17/30	250,000	216,655

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.31%, 07/20/32 (a)(b)	200,000	170,890
2.49%, 10/13/32 (a)(b)	200,000	172,068
2.85%, 01/19/33 (a)(b)	200,000	175,076
4.32%, 04/19/33 (a)(b)	200,000	192,336
5.13%, 07/20/33 (a)(b)	300,000	303,714
5.47%, 09/13/33 (a)(b)	200,000	207,014
5.44%, 02/22/34 (a)(b)	200,000	207,074
5.41%, 04/19/34 (a)(b)(c)	200,000	206,584
5.43%, 04/17/35 (a)(b)	250,000	257,170
4.29%, 07/26/38	200,000	187,544
4.15%, 03/07/39	100,000	92,543
3.75%, 07/18/39	200,000	174,624
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	193,988
3.66%, 02/28/27	200,000	195,864
1.23%, 05/22/27 (a)(b)	250,000	237,508
1.55%, 07/09/27 (a)(b)	250,000	237,628
3.17%, 09/11/27	300,000	288,627
4.02%, 03/05/28	200,000	196,236
5.41%, 09/13/28 (a)(b)	200,000	203,536
5.78%, 07/06/29 (a)(b)	300,000	309,675
5.38%, 05/26/30 (a)(b)	200,000	204,060
3.15%, 07/16/30 (a)(b)	200,000	185,800
5.74%, 05/27/31 (a)(b)	200,000	207,954
2.20%, 07/10/31 (a)(b)	250,000	216,808
1.98%, 09/08/31 (a)(b)	250,000	213,108
2.56%, 09/13/31	200,000	171,144
2.26%, 07/09/32 (a)(b)	200,000	169,318
5.67%, 09/13/33 (a)(b)	200,000	207,692
5.75%, 05/27/34 (a)(b)	200,000	209,038
5.75%, 07/06/34 (a)(b)	200,000	209,012
5.58%, 05/26/35 (a)(b)	200,000	207,096
5.59%, 07/10/35 (a)(b)	200,000	206,912
Morgan Stanley
3.88%, 01/27/26	550,000	545,385
3.13%, 07/27/26	500,000	488,385
6.25%, 08/09/26	212,000	217,578
4.35%, 09/08/26	400,000	397,288
0.99%, 12/10/26 (a)(b)	500,000	480,785
3.63%, 01/20/27	550,000	540,567
5.05%, 01/28/27 (a)(b)	350,000	351,120
3.95%, 04/23/27	350,000	343,987
1.59%, 05/04/27 (a)(b)	600,000	573,528
1.51%, 07/20/27 (a)(b)	550,000	521,598
2.48%, 01/21/28 (a)(b)	400,000	381,552
5.65%, 04/13/28 (a)(b)	300,000	306,027
4.21%, 04/20/28 (a)(b)	475,000	469,452
3.59%, 07/22/28 (a)	500,000	484,090
6.30%, 10/18/28 (a)(b)	400,000	416,488
3.77%, 01/24/29 (a)(b)	550,000	534,490
5.12%, 02/01/29 (a)(b)	500,000	505,375
5.16%, 04/20/29 (a)(b)	500,000	505,590
5.45%, 07/20/29 (a)(b)	400,000	408,764
6.41%, 11/01/29 (a)(b)	400,000	422,668
5.17%, 01/16/30 (a)(b)	400,000	405,288
4.43%, 01/23/30 (a)(b)	575,000	566,208
5.66%, 04/18/30 (a)(b)	500,000	515,280
5.04%, 07/19/30 (a)(b)	400,000	403,204
4.65%, 10/18/30 (a)(b)	550,000	545,534
2.70%, 01/22/31 (a)(b)	650,000	586,053
3.62%, 04/01/31 (a)(b)	600,000	565,332
1.79%, 02/13/32 (a)(b)	500,000	416,745
7.25%, 04/01/32	180,000	207,221
1.93%, 04/28/32 (a)(b)	450,000	375,295
2.24%, 07/21/32 (a)(b)	650,000	550,082
2.51%, 10/20/32 (a)(b)	450,000	385,227
2.94%, 01/21/33 (a)(b)	500,000	438,375
4.89%, 07/20/33 (a)(b)	400,000	396,464
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.34%, 10/18/33 (a)(b)	550,000	596,134
5.25%, 04/21/34 (a)(b)	550,000	556,006
5.42%, 07/21/34 (a)(b)	475,000	484,372
6.63%, 11/01/34 (a)(b)	350,000	386,711
5.47%, 01/18/35 (a)(b)	450,000	460,246
5.83%, 04/19/35 (a)(b)	575,000	603,963
5.32%, 07/19/35 (a)(b)	600,000	609,234
2.48%, 09/16/36 (a)(b)	575,000	475,490
5.30%, 04/20/37 (a)(b)	350,000	346,398
5.95%, 01/19/38 (a)(b)	400,000	409,948
3.97%, 07/22/38 (a)(b)	400,000	355,512
5.94%, 02/07/39 (a)(b)	250,000	256,525
4.46%, 04/22/39 (a)(b)	200,000	186,338
3.22%, 04/22/42 (a)(b)	350,000	272,783
6.38%, 07/24/42	375,000	426,176
4.30%, 01/27/45	480,000	423,110
4.38%, 01/22/47	400,000	354,588
5.60%, 03/24/51 (a)(b)	350,000	368,042
2.80%, 01/25/52 (a)(b)	350,000	231,266
5.52%, 11/19/55 (a)(b)	550,000	568,546
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	250,000	250,787
5.88%, 10/30/26 (a)	250,000	256,012
4.45%, 10/15/27 (a)(b)	300,000	298,596
4.95%, 01/14/28 (a)(b)	250,000	251,180
5.50%, 05/26/28 (a)(b)	350,000	356,156
4.97%, 07/14/28 (a)(b)	250,000	251,505
National Australia Bank Ltd.
4.97%, 01/12/26	250,000	251,170
3.38%, 01/14/26	250,000	246,875
2.50%, 07/12/26	250,000	242,585
3.91%, 06/09/27	250,000	247,060
5.09%, 06/11/27	250,000	253,950
4.94%, 01/12/28	250,000	253,615
4.90%, 06/13/28	250,000	253,542
4.79%, 01/10/29	250,000	253,140
National Bank of Canada
5.60%, 12/18/28	250,000	257,565
4.50%, 10/10/29	250,000	246,588
NatWest Group PLC
4.80%, 04/05/26	200,000	200,112
5.85%, 03/02/27 (a)(b)	200,000	202,262
1.64%, 06/14/27 (a)(b)	300,000	285,612
5.58%, 03/01/28 (a)(b)	200,000	203,020
3.07%, 05/22/28 (a)(b)	200,000	191,712
5.52%, 09/30/28 (a)(b)	200,000	203,164
4.89%, 05/18/29 (a)(b)	300,000	299,346
5.81%, 09/13/29 (a)(b)	200,000	205,830
5.08%, 01/27/30 (a)(b)	400,000	400,796
4.45%, 05/08/30 (a)(b)	200,000	195,400
4.96%, 08/15/30 (a)(b)	250,000	249,278
6.02%, 03/02/34 (a)(b)	200,000	210,378
6.48%, 06/01/34 (a)(b)	200,000	207,538
5.78%, 03/01/35 (a)(b)	200,000	205,788
3.03%, 11/28/35 (a)(b)	250,000	218,833
Northern Trust Corp.
4.00%, 05/10/27 (a)	100,000	99,028
3.65%, 08/03/28 (a)	100,000	97,442
3.15%, 05/03/29 (a)	100,000	94,923
1.95%, 05/01/30 (a)	200,000	174,440
6.13%, 11/02/32 (a)	200,000	217,026
PNC Bank NA
3.10%, 10/25/27 (a)	250,000	240,443
3.25%, 01/22/28 (a)	250,000	240,650
4.05%, 07/26/28	250,000	243,975
2.70%, 10/22/29	250,000	225,608

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	100,000	96,932
1.15%, 08/13/26 (a)	150,000	141,798
4.76%, 01/26/27 (a)(b)	250,000	249,998
3.15%, 05/19/27 (a)	200,000	193,654
5.10%, 07/23/27 (a)(b)	200,000	201,156
6.62%, 10/20/27 (a)(b)	250,000	258,195
5.30%, 01/21/28 (a)(b)	200,000	202,386
5.35%, 12/02/28 (a)(b)	250,000	254,540
3.45%, 04/23/29 (a)	250,000	238,618
5.58%, 06/12/29 (a)(b)	400,000	410,056
2.55%, 01/22/30 (a)	300,000	270,216
5.49%, 05/14/30 (a)(b)	300,000	307,623
2.31%, 04/23/32 (a)(b)	200,000	171,774
4.81%, 10/21/32 (a)(b)	250,000	247,705
4.63%, 06/06/33 (a)(b)	150,000	144,542
6.04%, 10/28/33 (a)(b)	250,000	264,817
5.07%, 01/24/34 (a)(b)	250,000	249,175
5.94%, 08/18/34 (a)(b)	150,000	158,451
6.88%, 10/20/34 (a)(b)	400,000	447,708
5.68%, 01/22/35 (a)(b)	250,000	259,285
5.40%, 07/23/35 (a)(b)	250,000	254,490
Regions Financial Corp.
1.80%, 08/12/28 (a)	250,000	225,270
5.72%, 06/06/30 (a)(b)	250,000	256,135
5.50%, 09/06/35 (a)(b)	200,000	200,600
7.38%, 12/10/37	100,000	115,306
Royal Bank of Canada
4.88%, 01/12/26	200,000	200,904
0.88%, 01/20/26	200,000	192,052
4.65%, 01/27/26	300,000	299,517
1.20%, 04/27/26	300,000	286,725
1.15%, 07/14/26	150,000	142,380
5.20%, 07/20/26	150,000	151,683
1.40%, 11/02/26	200,000	188,800
4.88%, 01/19/27	200,000	201,672
2.05%, 01/21/27	100,000	95,238
3.63%, 05/04/27	200,000	196,080
5.07%, 07/23/27 (a)(b)	200,000	201,392
4.24%, 08/03/27	250,000	248,333
4.51%, 10/18/27 (a)(b)	125,000	124,661
6.00%, 11/01/27	250,000	259,905
4.90%, 01/12/28	150,000	151,445
5.20%, 08/01/28	200,000	204,310
4.52%, 10/18/28 (a)(b)	150,000	149,463
4.95%, 02/01/29	200,000	202,628
4.97%, 08/02/30 (a)(b)	300,000	302,556
4.65%, 10/18/30 (a)(b)	350,000	348,376
2.30%, 11/03/31	250,000	213,970
3.88%, 05/04/32	150,000	141,165
5.00%, 02/01/33	300,000	301,731
5.00%, 05/02/33	150,000	150,938
5.15%, 02/01/34	200,000	202,050
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	150,000	145,335
6.12%, 05/31/27 (a)(b)	100,000	101,521
4.40%, 07/13/27 (a)	150,000	148,008
2.49%, 01/06/28 (a)(b)	150,000	142,368
6.50%, 03/09/29 (a)(b)	200,000	207,632
6.57%, 06/12/29 (a)(b)	100,000	104,429
6.17%, 01/09/30 (a)(b)	200,000	206,252
5.35%, 09/06/30 (a)(b)	200,000	199,826
7.66%, 11/09/31 (a)(b)	100,000	110,953
6.34%, 05/31/35 (a)(b)	150,000	154,839
Santander U.K. Group Holdings PLC
1.67%, 06/14/27 (a)(b)	300,000	284,919
2.47%, 01/11/28 (a)(b)	200,000	189,776
3.82%, 11/03/28 (a)(b)	250,000	241,825
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.53%, 01/10/29 (a)(b)	200,000	208,460
2.90%, 03/15/32 (a)(b)	200,000	175,550
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	251,987
State Street Corp.
2.65%, 05/19/26	250,000	243,863
5.27%, 08/03/26 (a)	150,000	151,823
4.99%, 03/18/27 (a)	250,000	252,830
4.33%, 10/22/27 (a)	200,000	199,314
1.68%, 11/18/27 (a)(b)	100,000	94,600
2.20%, 02/07/28 (a)(b)	100,000	95,205
5.82%, 11/04/28 (a)(b)	100,000	103,492
4.53%, 02/20/29 (a)(b)	200,000	199,536
5.68%, 11/21/29 (a)(b)	100,000	103,834
4.14%, 12/03/29 (a)(b)	100,000	98,087
2.40%, 01/24/30	100,000	90,224
2.20%, 03/03/31	200,000	173,224
3.15%, 03/30/31 (a)(b)	100,000	92,638
4.68%, 10/22/32 (a)(b)	150,000	148,641
2.62%, 02/07/33 (a)(b)	100,000	86,476
4.42%, 05/13/33 (a)(b)	100,000	97,594
4.16%, 08/04/33 (a)(b)	100,000	95,220
4.82%, 01/26/34 (a)(b)	150,000	149,228
5.16%, 05/18/34 (a)(b)	200,000	203,724
3.03%, 11/01/34 (a)(b)	100,000	90,822
6.12%, 11/21/34 (a)(b)	100,000	106,699
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26	250,000	239,900
5.46%, 01/13/26	250,000	252,037
3.78%, 03/09/26	200,000	197,882
5.88%, 07/13/26	200,000	203,748
2.63%, 07/14/26	400,000	387,592
1.40%, 09/17/26	250,000	236,238
3.01%, 10/19/26	250,000	242,720
3.45%, 01/11/27	200,000	195,538
2.17%, 01/14/27	200,000	190,358
3.36%, 07/12/27	200,000	194,416
3.35%, 10/18/27	250,000	241,675
5.52%, 01/13/28	250,000	256,227
5.80%, 07/13/28	200,000	207,382
3.94%, 07/19/28	250,000	243,940
5.72%, 09/14/28	200,000	206,856
1.90%, 09/17/28	200,000	180,672
4.31%, 10/16/28	100,000	98,960
2.47%, 01/14/29	200,000	183,368
3.04%, 07/16/29	400,000	371,676
3.20%, 09/17/29	100,000	93,152
2.72%, 09/27/29	200,000	182,386
5.71%, 01/13/30	200,000	207,892
2.75%, 01/15/30	200,000	180,954
2.13%, 07/08/30	300,000	259,914
5.85%, 07/13/30	200,000	209,522
2.14%, 09/23/30	150,000	128,666
1.71%, 01/12/31	200,000	166,722
5.42%, 07/09/31	200,000	205,928
2.22%, 09/17/31	200,000	169,188
5.77%, 01/13/33	250,000	263,385
5.78%, 07/13/33	200,000	210,924
5.81%, 09/14/33	200,000	212,200
5.56%, 07/09/34	250,000	259,765
2.93%, 09/17/41	150,000	112,518
3.05%, 01/14/42	200,000	153,858
6.18%, 07/13/43	200,000	223,066
5.84%, 07/09/44	200,000	210,772
Synchrony Financial
3.70%, 08/04/26 (a)	200,000	195,684
3.95%, 12/01/27 (a)	200,000	193,258
5.15%, 03/19/29 (a)	150,000	148,937

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.94%, 08/02/30 (a)(b)	125,000	127,866
2.88%, 10/28/31 (a)	100,000	84,589
Synovus Bank
5.63%, 02/15/28 (a)	250,000	252,000
Toronto-Dominion Bank
0.75%, 01/06/26	200,000	191,934
5.10%, 01/09/26	100,000	100,432
1.20%, 06/03/26	250,000	237,740
5.53%, 07/17/26	300,000	303,927
1.25%, 09/10/26	300,000	283,011
5.26%, 12/11/26	100,000	101,279
1.95%, 01/12/27	100,000	94,719
2.80%, 03/10/27	250,000	240,490
4.98%, 04/05/27	150,000	151,182
4.11%, 06/08/27	275,000	271,538
4.69%, 09/15/27	300,000	300,600
5.16%, 01/10/28	250,000	253,550
5.52%, 07/17/28	200,000	205,512
4.99%, 04/05/29	200,000	202,304
2.00%, 09/10/31	150,000	127,001
3.63%, 09/15/31 (a)(b)	300,000	292,032
2.45%, 01/12/32	100,000	85,551
3.20%, 03/10/32	250,000	224,138
4.46%, 06/08/32	300,000	291,393
5.15%, 09/10/34 (a)(b)	200,000	198,224
Truist Bank
2.25%, 03/11/30 (a)	250,000	217,323
Truist Financial Corp.
1.27%, 03/02/27 (a)(b)	200,000	191,442
6.05%, 06/08/27 (a)(b)	300,000	305,442
1.13%, 08/03/27 (a)	250,000	228,210
4.12%, 06/06/28 (a)(b)	150,000	147,615
4.87%, 01/26/29 (a)(b)	250,000	250,167
3.88%, 03/19/29 (a)	100,000	96,215
1.89%, 06/07/29 (a)(b)	250,000	226,333
7.16%, 10/30/29 (a)(b)	300,000	323,388
5.44%, 01/24/30 (a)(b)	350,000	356,394
1.95%, 06/05/30 (a)	100,000	86,420
5.15%, 08/05/32 (a)(b)	200,000	200,806
4.92%, 07/28/33 (a)(b)	200,000	193,270
6.12%, 10/28/33 (a)(b)	150,000	159,039
5.12%, 01/26/34 (a)(b)	350,000	346,941
5.87%, 06/08/34 (a)(b)	300,000	312,975
5.71%, 01/24/35 (a)(b)	350,000	361,567
U.S. Bancorp
3.10%, 04/27/26 (a)	250,000	244,978
2.38%, 07/22/26 (a)	200,000	193,394
3.15%, 04/27/27 (a)	300,000	291,033
6.79%, 10/26/27 (a)(b)	200,000	207,330
2.22%, 01/27/28 (a)(b)	250,000	237,080
3.90%, 04/26/28 (a)	250,000	244,660
4.55%, 07/22/28 (a)(b)	250,000	248,830
4.65%, 02/01/29 (a)(b)	300,000	298,947
5.78%, 06/12/29 (a)(b)	300,000	309,411
3.00%, 07/30/29 (a)	150,000	138,824
5.38%, 01/23/30 (a)(b)	250,000	255,045
1.38%, 07/22/30 (a)	250,000	209,370
5.10%, 07/23/30 (a)(b)	200,000	202,084
2.68%, 01/27/33 (a)(b)	150,000	129,447
4.97%, 07/22/33 (a)(b)	200,000	195,970
5.85%, 10/21/33 (a)(b)	250,000	261,697
4.84%, 02/01/34 (a)(b)	350,000	342,909
5.84%, 06/12/34 (a)(b)	300,000	313,752
5.68%, 01/23/35 (a)(b)	400,000	414,592
2.49%, 11/03/36 (a)(b)	250,000	207,408
U.S. Bank NA
4.51%, 10/22/27 (a)(b)	250,000	249,020
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UBS AG
1.25%, 06/01/26	200,000	190,422
1.25%, 08/07/26	250,000	236,713
5.00%, 07/09/27	250,000	252,140
7.50%, 02/15/28	400,000	431,524
5.65%, 09/11/28	250,000	258,762
4.50%, 06/26/48	200,000	181,002
UBS Group AG
4.55%, 04/17/26	500,000	499,475
4.88%, 05/15/45	250,000	235,278
Wachovia Corp.
7.57%, 08/01/26 (e)	75,000	78,119
5.50%, 08/01/35	230,000	236,412
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	47,962
Wells Fargo & Co.
3.00%, 04/22/26	600,000	586,242
4.10%, 06/03/26	450,000	445,567
3.00%, 10/23/26	650,000	630,617
3.20%, 06/17/27 (a)(b)	400,000	390,424
4.30%, 07/22/27	480,000	475,488
3.53%, 03/24/28 (a)(b)	725,000	705,186
5.71%, 04/22/28 (a)(b)	600,000	612,306
3.58%, 05/22/28 (a)(b)	500,000	485,810
2.39%, 06/02/28 (a)(b)	650,000	613,385
4.81%, 07/25/28 (a)(b)	500,000	499,995
4.15%, 01/24/29 (a)	475,000	465,723
5.57%, 07/25/29 (a)(b)	750,000	769,005
6.30%, 10/23/29 (a)(b)	450,000	473,440
7.95%, 11/15/29	100,000	113,143
5.20%, 01/23/30 (a)(b)	500,000	507,110
2.88%, 10/30/30 (a)(b)	600,000	548,670
2.57%, 02/11/31 (a)(b)	550,000	491,672
4.48%, 04/04/31 (a)(b)	400,000	392,904
3.35%, 03/02/33 (a)(b)	700,000	627,564
4.90%, 07/25/33 (a)(b)	750,000	741,585
5.39%, 04/24/34 (a)(b)	700,000	709,674
5.56%, 07/25/34 (a)(b)	850,000	872,822
6.49%, 10/23/34 (a)(b)	600,000	655,014
5.50%, 01/23/35 (a)(b)	575,000	589,754
5.38%, 02/07/35	100,000	102,566
5.21%, 12/03/35 (a)(b)	500,000	502,470
3.07%, 04/30/41 (a)(b)	700,000	533,484
5.38%, 11/02/43	300,000	292,941
5.61%, 01/15/44	450,000	448,924
4.65%, 11/04/44	300,000	265,431
3.90%, 05/01/45	330,000	272,610
4.90%, 11/17/45	350,000	318,328
4.40%, 06/14/46	400,000	338,584
4.75%, 12/07/46	300,000	267,048
5.01%, 04/04/51 (a)(b)	1,000,000	951,410
4.61%, 04/25/53 (a)(b)	600,000	537,648
5.95%, 12/01/86	150,000	157,353
Wells Fargo Bank NA
4.81%, 01/15/26 (a)	400,000	401,216
5.45%, 08/07/26 (a)	400,000	405,596
5.25%, 12/11/26 (a)	350,000	354,711
5.95%, 08/26/36	250,000	266,320
5.85%, 02/01/37	250,000	263,167
6.60%, 01/15/38	250,000	282,422
Westpac Banking Corp.
5.20%, 04/16/26	150,000	151,485
2.85%, 05/13/26	200,000	195,490
1.15%, 06/03/26	250,000	238,073
2.70%, 08/19/26	200,000	194,382
4.60%, 10/20/26	150,000	150,552
3.35%, 03/08/27	150,000	146,723

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.04%, 08/26/27	200,000	198,246
5.46%, 11/18/27	200,000	205,768
3.40%, 01/25/28	250,000	242,360
5.54%, 11/17/28	250,000	260,055
1.95%, 11/20/28	200,000	181,934
5.05%, 04/16/29	150,000	153,338
2.65%, 01/16/30	100,000	91,464
2.15%, 06/03/31	250,000	216,250
4.32%, 11/23/31 (a)(b)	250,000	246,353
5.41%, 08/10/33 (a)(b)	150,000	151,250
6.82%, 11/17/33	150,000	166,547
4.11%, 07/24/34 (a)(b)	250,000	238,125
2.67%, 11/15/35 (a)(b)	250,000	215,860
5.62%, 11/20/35 (a)(b)	250,000	252,795
3.02%, 11/18/36 (a)(b)	200,000	172,606
4.42%, 07/24/39	200,000	184,220
2.96%, 11/16/40	200,000	148,798
3.13%, 11/18/41	200,000	150,216
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	223,248
		289,443,048
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	138,159
5.50%, 08/20/34 (a)	75,000	75,342
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	194,624
4.50%, 05/13/32 (a)	100,000	98,351
5.15%, 05/15/33 (a)	150,000	153,102
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	100,000	110,749
5.80%, 05/21/54 (a)	150,000	159,010
6.00%, 12/15/54 (a)(b)	75,000	75,353
Ares Management Corp.
5.60%, 10/11/54 (a)	125,000	124,385
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	105,694
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,462
6.60%, 06/10/29 (a)	100,000	102,483
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	150,000	150,952
4.70%, 03/14/29 (a)	100,000	101,174
5.00%, 03/14/34 (a)	200,000	202,824
4.90%, 01/08/35 (a)	100,000	101,032
5.25%, 03/14/54 (a)	300,000	300,747
5.35%, 01/08/55 (a)	200,000	203,658
BlackRock, Inc.
3.20%, 03/15/27	100,000	97,589
3.25%, 04/30/29 (a)	150,000	143,205
2.40%, 04/30/30 (a)	200,000	179,560
1.90%, 01/28/31 (a)	250,000	214,340
2.10%, 02/25/32 (a)	200,000	168,926
4.75%, 05/25/33 (a)	200,000	200,326
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	125,000	109,994
6.25%, 04/18/34 (a)	200,000	210,466
4.13%, 10/07/51 (a)	75,000	57,165
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	75,000	79,418
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	105,679
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	72,310
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	99,401
3.90%, 01/25/28 (a)	200,000	195,914
4.85%, 03/29/29 (a)	150,000	150,529
4.35%, 04/15/30 (a)	150,000	146,645
2.72%, 04/15/31 (a)	100,000	88,239
6.35%, 01/05/34 (a)	100,000	107,965
5.68%, 01/15/35 (a)	75,000	77,561
4.70%, 09/20/47 (a)	175,000	159,140
3.50%, 03/30/51 (a)	150,000	109,706
3.63%, 02/15/52 (a)	100,000	73,847
5.97%, 03/04/54 (a)	150,000	159,430
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	98,358
1.63%, 12/15/30 (a)	200,000	167,646
Charles Schwab Corp.
3.45%, 02/13/26 (a)(f)	50,000	49,341
0.90%, 03/11/26 (a)(f)	200,000	190,930
1.15%, 05/13/26 (a)(f)	150,000	142,938
5.88%, 08/24/26 (a)(f)	150,000	153,157
3.20%, 03/02/27 (a)(f)	100,000	97,115
2.45%, 03/03/27 (a)(f)	240,000	229,416
3.30%, 04/01/27 (a)(f)	100,000	97,208
3.20%, 01/25/28 (a)(f)	100,000	96,104
2.00%, 03/20/28 (a)(f)	200,000	184,548
4.00%, 02/01/29 (a)(f)	50,000	48,961
5.64%, 05/19/29 (a)(b)(f)	190,000	195,457
3.25%, 05/22/29 (a)(f)	75,000	71,028
2.75%, 10/01/29 (a)(f)	50,000	45,859
6.20%, 11/17/29 (a)(b)(f)	200,000	210,738
4.63%, 03/22/30 (a)(f)	50,000	50,565
1.65%, 03/11/31 (a)(f)	100,000	83,580
2.30%, 05/13/31 (a)(f)	100,000	86,768
1.95%, 12/01/31 (a)(f)	125,000	103,753
2.90%, 03/03/32 (a)(f)	150,000	132,590
5.85%, 05/19/34 (a)(b)(f)	200,000	210,430
6.14%, 08/24/34 (a)(b)(f)	200,000	214,664
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	175,214
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	98,149
2.65%, 03/15/32 (a)	200,000	175,772
5.30%, 09/15/43 (a)	200,000	210,702
4.15%, 06/15/48 (a)	100,000	87,361
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	48,893
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	150,000	125,894
2.95%, 08/12/51 (a)	100,000	66,160
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)(d)	125,000	125,893
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	250,000	248,197
3.10%, 09/15/27 (a)	100,000	96,495
4.00%, 09/15/27 (a)	300,000	296,370
3.63%, 09/01/28 (a)	175,000	169,283
3.75%, 09/21/28 (a)	100,000	97,260
4.35%, 06/15/29 (a)	250,000	247,632
2.10%, 06/15/30 (a)	250,000	219,025
5.25%, 06/15/31 (a)	150,000	153,916
1.85%, 09/15/32 (a)	250,000	202,547
4.60%, 03/15/33 (a)	275,000	270,438
2.65%, 09/15/40 (a)	250,000	182,807
4.25%, 09/21/48 (a)	225,000	192,710
3.00%, 06/15/50 (a)	225,000	153,650
4.95%, 06/15/52 (a)	250,000	237,955

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 09/15/60 (a)	250,000	158,350
5.20%, 06/15/62 (a)	200,000	194,568
Invesco Finance PLC
3.75%, 01/15/26	130,000	128,612
5.38%, 11/30/43	100,000	98,547
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)(d)	100,000	98,287
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	150,424
6.45%, 06/08/27	100,000	103,738
5.88%, 07/21/28 (a)	200,000	206,422
4.15%, 01/23/30	175,000	168,730
2.63%, 10/15/31 (a)	200,000	171,358
2.75%, 10/15/32 (a)	100,000	84,150
6.20%, 04/14/34 (a)	250,000	263,582
6.25%, 01/15/36	100,000	106,167
6.50%, 01/20/43	50,000	55,223
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	148,150
4.38%, 03/11/29 (a)	150,000	147,331
Legg Mason, Inc.
4.75%, 03/15/26	100,000	100,185
5.63%, 01/15/44	75,000	77,285
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	100,000	101,717
6.75%, 11/17/28 (a)	150,000	159,129
6.00%, 05/20/34 (a)	100,000	103,634
Marex Group PLC
6.40%, 11/04/29 (a)	100,000	101,107
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	148,221
5.35%, 06/28/28 (a)	175,000	179,079
1.65%, 01/15/31 (a)	100,000	83,863
5.55%, 02/15/34 (a)	200,000	206,308
2.50%, 12/21/40 (a)	150,000	105,008
3.25%, 04/28/50 (a)	100,000	71,028
3.95%, 03/07/52 (a)	100,000	78,548
5.95%, 08/15/53 (a)	125,000	132,399
6.10%, 06/28/63 (a)	175,000	186,534
Nomura Holdings, Inc.
5.71%, 01/09/26	200,000	201,454
1.65%, 07/14/26	200,000	189,830
2.33%, 01/22/27	250,000	237,007
6.07%, 07/12/28	200,000	207,510
2.17%, 07/14/28	200,000	181,666
5.61%, 07/06/29	200,000	205,074
3.10%, 01/16/30	200,000	182,404
2.68%, 07/16/30	300,000	264,729
2.61%, 07/14/31	200,000	171,580
3.00%, 01/22/32	200,000	173,978
6.18%, 01/18/33	200,000	212,558
6.09%, 07/12/33	200,000	212,286
5.78%, 07/03/34	200,000	206,404
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	100,500
4.95%, 07/15/46	150,000	141,689
3.75%, 04/01/51 (a)	150,000	115,932
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,569
TPG Operating Group II LP
5.88%, 03/05/34 (a)	100,000	105,042
		19,651,829
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (a)	250,000	241,390
4.45%, 04/03/26 (a)	150,000	149,239
2.45%, 10/29/26 (a)	600,000	574,080
6.10%, 01/15/27 (a)	150,000	153,829
6.45%, 04/15/27 (a)	200,000	207,236
3.65%, 07/21/27 (a)	250,000	243,192
4.63%, 10/15/27 (a)	150,000	149,575
3.88%, 01/23/28 (a)	150,000	146,157
5.75%, 06/06/28 (a)	200,000	206,210
3.00%, 10/29/28 (a)	600,000	560,130
5.10%, 01/19/29 (a)	150,000	151,431
4.63%, 09/10/29 (a)	200,000	197,572
6.15%, 09/30/30 (a)	150,000	158,506
3.30%, 01/30/32 (a)	700,000	621,271
3.40%, 10/29/33 (a)	300,000	261,039
5.30%, 01/19/34 (a)	150,000	150,706
4.95%, 09/10/34 (a)	200,000	194,982
3.85%, 10/29/41 (a)	300,000	245,322
6.95%, 03/10/55 (a)(b)	150,000	155,455
Air Lease Corp.
2.88%, 01/15/26 (a)	250,000	244,655
3.75%, 06/01/26 (a)	150,000	147,726
5.30%, 06/25/26	100,000	100,842
1.88%, 08/15/26 (a)	250,000	238,192
2.20%, 01/15/27 (a)	150,000	142,448
3.63%, 04/01/27 (a)	100,000	97,788
3.63%, 12/01/27 (a)	150,000	145,318
5.85%, 12/15/27 (a)	150,000	154,590
4.63%, 10/01/28 (a)	100,000	99,586
5.10%, 03/01/29 (a)	150,000	152,151
3.25%, 10/01/29 (a)	100,000	93,337
3.00%, 02/01/30 (a)	100,000	91,084
3.13%, 12/01/30 (a)	150,000	135,651
5.20%, 07/15/31 (a)	100,000	100,970
2.88%, 01/15/32 (a)	150,000	130,689
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	98,911
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(d)	125,000	130,231
6.70%, 07/29/31 (a)(d)	200,000	207,556
Ares Capital Corp.
5.88%, 03/01/29 (a)	150,000	152,395
5.95%, 07/15/29 (a)	150,000	152,839
ARES Capital Corp.
3.88%, 01/15/26 (a)	300,000	296,133
2.15%, 07/15/26 (a)	150,000	142,959
7.00%, 01/15/27	100,000	103,631
2.88%, 06/15/27 (a)	100,000	94,796
2.88%, 06/15/28 (a)	200,000	184,374
3.20%, 11/15/31 (a)	150,000	130,593
Ares Strategic Income Fund
5.70%, 03/15/28 (a)(d)	200,000	200,739
5.60%, 02/15/30 (a)(d)	125,000	123,924
ARES Strategic Income Fund
6.35%, 08/15/29 (a)(d)	125,000	127,864
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	95,187
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	95,914
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	97,147
6.95%, 05/30/29 (a)	75,000	77,421

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Private Credit Fund
2.63%, 12/15/26 (a)	200,000	189,600
3.25%, 03/15/27 (a)	200,000	191,342
4.95%, 09/26/27 (a)(d)	75,000	74,015
7.30%, 11/27/28 (a)	75,000	79,187
4.00%, 01/15/29 (a)	100,000	95,226
5.95%, 07/16/29 (a)	100,000	101,622
5.25%, 04/01/30 (a)(d)	75,000	73,595
6.25%, 01/25/31 (a)	75,000	77,009
6.00%, 11/22/34 (a)(d)	125,000	124,712
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	147,286
2.75%, 09/16/26 (a)	150,000	143,622
2.13%, 02/15/27 (a)	100,000	93,385
2.85%, 09/30/28 (a)	200,000	182,808
Blue Owl Capital Corp.
4.25%, 01/15/26 (a)	150,000	148,393
3.40%, 07/15/26 (a)	200,000	193,622
8.45%, 11/15/26 (a)	50,000	52,427
2.63%, 01/15/27 (a)	100,000	94,207
3.13%, 04/13/27 (a)	75,000	70,835
2.88%, 06/11/28 (a)	150,000	137,043
5.95%, 03/15/29 (a)	100,000	100,951
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	100,000	95,847
4.70%, 02/08/27 (a)	100,000	98,059
7.75%, 09/16/27 (a)	100,000	105,000
7.95%, 06/13/28 (a)	125,000	133,304
7.75%, 01/15/29 (a)	100,000	106,950
6.60%, 09/15/29 (a)(d)	75,000	77,073
5.80%, 03/15/30 (a)(d)	175,000	173,570
6.65%, 03/15/31 (a)	150,000	154,135
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	93,485
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (a)(d)	125,000	126,215
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	75,000	76,358
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(d)	50,000	50,952
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	150,000	146,818
2.63%, 01/15/27 (a)	100,000	94,649
3.25%, 07/15/27 (a)	75,000	71,163
3.13%, 10/12/28 (a)	150,000	136,703
7.88%, 01/15/29 (a)	100,000	107,248
6.88%, 08/15/29 (a)	100,000	104,164
6.13%, 01/15/30 (a)	125,000	125,626
GATX Corp.
3.25%, 09/15/26 (a)	100,000	97,430
3.85%, 03/30/27 (a)	150,000	147,084
3.50%, 03/15/28 (a)	150,000	144,062
4.70%, 04/01/29 (a)	150,000	149,769
4.00%, 06/30/30 (a)	100,000	95,756
1.90%, 06/01/31 (a)	100,000	82,854
3.50%, 06/01/32 (a)	75,000	67,460
4.90%, 03/15/33 (a)	75,000	73,856
6.05%, 03/15/34 (a)	100,000	106,553
6.90%, 05/01/34 (a)	100,000	112,501
5.20%, 03/15/44 (a)	75,000	71,891
3.10%, 06/01/51 (a)	100,000	67,203
6.05%, 06/05/54 (a)	75,000	81,382
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	100,000	97,572
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	190,434
7.05%, 12/05/28 (a)	75,000	78,678
6.00%, 07/15/29 (a)	100,000	100,822
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)(d)	100,000	98,625
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	95,471
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(d)	100,000	103,349
6.25%, 09/30/29 (a)(d)	75,000	75,576
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	96,094
6.50%, 06/04/27 (a)	50,000	50,886
6.95%, 03/01/29 (a)	75,000	77,889
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	99,403
6.15%, 05/17/29 (a)(d)	75,000	75,812
New Mountain Finance Corp.
6.20%, 10/15/27	75,000	74,784
6.88%, 02/01/29 (a)	75,000	75,760
North Haven Private Income Fund LLC
5.75%, 02/01/30 (a)(d)	75,000	73,666
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	50,000	46,975
7.10%, 02/15/29 (a)	100,000	103,739
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	75,000	81,322
6.50%, 07/23/29 (a)	75,000	76,486
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	95,013
3.44%, 10/15/28 (a)(c)	100,000	87,798
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(d)	100,000	101,833
5.75%, 01/15/30 (a)(d)	100,000	98,892
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	95,706
6.13%, 03/01/29 (a)	75,000	76,390
		17,429,945
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	91,772
ORIX Corp.
3.70%, 07/18/27	100,000	97,366
4.65%, 09/10/29	150,000	149,312
2.25%, 03/09/31	100,000	85,469
5.20%, 09/13/32	200,000	202,226
		626,145
Insurance 1.2%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	198,038
Aetna, Inc.
6.63%, 06/15/36	100,000	109,362
6.75%, 12/15/37	150,000	164,403
4.50%, 05/15/42 (a)	100,000	85,965
4.13%, 11/15/42 (a)	100,000	80,888
4.75%, 03/15/44 (a)	50,000	43,698
3.88%, 08/15/47 (a)	150,000	113,427
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	95,811
3.60%, 04/01/30 (a)	250,000	238,527

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 10/15/46 (a)	75,000	61,712
4.75%, 01/15/49 (a)	100,000	91,772
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	95,322
3.25%, 08/15/51 (a)	100,000	71,158
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	144,192
3.28%, 12/15/26 (a)	100,000	97,641
5.05%, 06/24/29 (a)	100,000	101,556
1.45%, 12/15/30 (a)	75,000	61,762
5.25%, 03/30/33 (a)	150,000	152,908
5.35%, 06/01/33	100,000	102,808
5.55%, 05/09/35	150,000	156,726
4.50%, 06/15/43	50,000	44,620
4.20%, 12/15/46 (a)	100,000	84,515
3.85%, 08/10/49 (a)	100,000	79,489
6.50%, 05/15/67 (a)(b)	100,000	104,262
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	76,876
4.50%, 06/15/47 (a)	100,000	87,510
American International Group, Inc.
3.40%, 06/30/30 (a)	150,000	139,746
5.13%, 03/27/33 (a)	150,000	151,684
3.88%, 01/15/35 (a)	78,000	70,801
6.25%, 05/01/36	150,000	162,670
4.50%, 07/16/44 (a)	145,000	129,710
4.80%, 07/10/45 (a)	100,000	92,810
4.75%, 04/01/48 (a)	200,000	184,714
5.75%, 04/01/48 (a)(b)	100,000	99,600
4.38%, 06/30/50 (a)	200,000	174,124
American National Group, Inc.
5.00%, 06/15/27 (a)	90,000	89,816
Aon Corp.
8.21%, 01/01/27	100,000	105,703
4.50%, 12/15/28 (a)	100,000	99,447
3.75%, 05/02/29 (a)	150,000	144,579
2.80%, 05/15/30 (a)	200,000	181,456
6.25%, 09/30/40	50,000	54,179
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	95,888
2.05%, 08/23/31 (a)	100,000	84,344
2.60%, 12/02/31 (a)	100,000	86,914
5.00%, 09/12/32 (a)	100,000	100,982
5.35%, 02/28/33 (a)	100,000	102,403
2.90%, 08/23/51 (a)	100,000	65,262
3.90%, 02/28/52 (a)	200,000	156,364
Aon Global Ltd.
4.60%, 06/14/44 (a)	100,000	89,536
4.75%, 05/15/45 (a)	100,000	91,050
Aon North America, Inc.
5.13%, 03/01/27 (a)	150,000	151,684
5.15%, 03/01/29 (a)	150,000	152,548
5.30%, 03/01/31 (a)	200,000	205,740
5.45%, 03/01/34 (a)	300,000	308,565
5.75%, 03/01/54 (a)	350,000	363,394
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	98,685
5.03%, 12/15/46 (a)	100,000	93,981
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	151,172
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	81,280
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	85,233
5.50%, 03/02/33 (a)	75,000	77,382
6.50%, 02/15/34 (a)	100,000	109,618
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 07/15/34 (a)	102,000	104,697
3.50%, 05/20/51 (a)	150,000	109,170
3.05%, 03/09/52 (a)	100,000	65,523
5.75%, 03/02/53 (a)	100,000	102,597
6.75%, 02/15/54 (a)	100,000	116,438
5.75%, 07/15/54 (a)	75,000	77,492
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,098
3.70%, 02/22/30 (a)	100,000	94,035
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	179,904
3.60%, 09/15/51 (a)	50,000	36,395
Athene Holding Ltd.
4.13%, 01/12/28 (a)	100,000	98,094
6.15%, 04/03/30 (a)	100,000	105,314
3.50%, 01/15/31 (a)	100,000	91,866
6.65%, 02/01/33 (a)	100,000	108,943
5.88%, 01/15/34 (a)	100,000	103,779
3.95%, 05/25/51 (a)	100,000	76,440
3.45%, 05/15/52 (a)	50,000	33,936
6.25%, 04/01/54 (a)	200,000	210,940
6.63%, 10/15/54 (a)(b)	100,000	100,452
AXA SA
8.60%, 12/15/30	100,000	119,681
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	96,036
4.90%, 01/15/40 (a)(b)	50,000	47,726
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	50,000	48,840
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	143,816
1.85%, 03/12/30 (a)	100,000	87,993
1.45%, 10/15/30 (a)	150,000	126,734
2.88%, 03/15/32 (a)	200,000	179,666
5.75%, 01/15/40	200,000	219,730
4.40%, 05/15/42	100,000	94,301
4.30%, 05/15/43	150,000	136,154
4.20%, 08/15/48 (a)	400,000	350,696
4.25%, 01/15/49 (a)	350,000	310,982
2.85%, 10/15/50 (a)	300,000	201,444
2.50%, 01/15/51 (a)	100,000	62,659
3.85%, 03/15/52 (a)	525,000	422,877
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	450,000	442,786
4.50%, 02/11/43	175,000	167,793
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	146,198
5.63%, 05/15/30 (a)	150,000	155,343
4.70%, 06/22/47 (a)	175,000	143,299
3.85%, 12/22/51 (a)	75,000	51,479
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	75,000	74,086
2.38%, 03/15/31 (a)	150,000	128,808
4.20%, 03/17/32 (a)	100,000	94,106
5.65%, 06/11/34 (a)	100,000	103,116
4.95%, 03/17/52 (a)	100,000	90,305
Centene Corp.
4.25%, 12/15/27 (a)	400,000	387,840
2.45%, 07/15/28 (a)	400,000	362,184
4.63%, 12/15/29 (a)	700,000	671,517
3.38%, 02/15/30 (a)	350,000	315,448
3.00%, 10/15/30 (a)	400,000	349,416
2.50%, 03/01/31 (a)	400,000	336,652
2.63%, 08/01/31 (a)	200,000	167,508
Chubb Corp.
6.50%, 05/15/38	100,000	113,881

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	300,000	295,407
4.65%, 08/15/29 (a)	150,000	150,837
1.38%, 09/15/30 (a)	250,000	210,660
5.00%, 03/15/34 (a)	275,000	278,044
4.15%, 03/13/43	200,000	175,222
4.35%, 11/03/45 (a)	250,000	222,987
2.85%, 12/15/51 (a)	150,000	101,480
3.05%, 12/15/61 (a)	250,000	162,837
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	80,540
6.13%, 11/01/34	50,000	53,693
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	149,578
3.45%, 08/15/27 (a)	100,000	97,013
3.90%, 05/01/29 (a)	100,000	96,904
2.05%, 08/15/30 (a)	100,000	86,517
5.50%, 06/15/33 (a)	100,000	102,814
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	150,534
6.45%, 06/15/34 (a)	125,000	131,814
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	250,000	243,982
3.85%, 04/05/29 (a)	150,000	144,845
3.90%, 04/05/32 (a)	300,000	278,709
6.05%, 09/15/33 (a)	100,000	105,922
5.75%, 01/15/34 (a)	100,000	103,931
4.35%, 04/05/42 (a)	100,000	86,727
4.40%, 04/05/52 (a)	250,000	210,552
6.88%, 12/15/52 (a)(b)	175,000	179,121
6.38%, 09/15/54 (a)(b)	150,000	150,988
Elevance Health, Inc.
4.90%, 02/08/26 (a)	150,000	149,971
1.50%, 03/15/26 (a)	200,000	192,234
3.65%, 12/01/27 (a)	300,000	292,422
4.10%, 03/01/28 (a)	150,000	147,545
5.15%, 06/15/29 (a)	100,000	101,643
2.88%, 09/15/29 (a)	150,000	138,041
4.75%, 02/15/30 (a)	150,000	149,989
2.25%, 05/15/30 (a)	200,000	175,794
2.55%, 03/15/31 (a)	200,000	175,050
4.95%, 11/01/31 (a)	150,000	150,373
4.10%, 05/15/32 (a)	100,000	94,734
5.50%, 10/15/32 (a)	150,000	155,131
4.75%, 02/15/33 (a)	250,000	245,062
5.38%, 06/15/34 (a)	175,000	178,369
5.20%, 02/15/35 (a)	200,000	201,398
5.85%, 01/15/36	75,000	79,028
6.38%, 06/15/37	100,000	109,719
4.63%, 05/15/42	200,000	181,356
4.65%, 01/15/43	150,000	136,401
5.10%, 01/15/44	75,000	71,643
4.65%, 08/15/44 (a)	150,000	135,180
4.38%, 12/01/47 (a)	250,000	212,995
4.55%, 03/01/48 (a)	150,000	130,728
3.70%, 09/15/49 (a)	150,000	113,547
3.13%, 05/15/50 (a)	200,000	136,064
3.60%, 03/15/51 (a)	200,000	148,120
4.55%, 05/15/52 (a)	175,000	150,752
6.10%, 10/15/52 (a)	150,000	160,716
5.13%, 02/15/53 (a)	200,000	188,284
5.65%, 06/15/54 (a)	175,000	177,980
5.70%, 02/15/55 (a)	250,000	256,847
5.85%, 11/01/64 (a)	150,000	154,704
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	154,053
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	71,450
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	99,454
3.10%, 09/01/31 (a)	100,000	86,090
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	345,656
5.59%, 01/11/33 (a)	75,000	77,401
5.00%, 04/20/48 (a)	250,000	234,240
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	103,082
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	90,933
3.50%, 10/15/50 (a)	200,000	143,844
3.13%, 10/15/52 (a)	150,000	99,183
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	105,102
6.50%, 06/04/29 (a)	75,000	77,279
6.25%, 10/04/34 (a)	75,000	74,948
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	99,994
4.63%, 04/29/30 (a)	125,000	123,684
3.38%, 03/03/31 (a)	100,000	90,932
5.63%, 08/16/32 (a)	175,000	180,173
6.00%, 12/07/33 (a)	100,000	104,469
6.35%, 03/22/54 (a)	200,000	213,388
6.10%, 03/15/55 (a)(d)	100,000	104,206
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	229,872
2.45%, 03/15/31 (a)	150,000	129,023
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	94,303
2.40%, 08/15/31 (a)	100,000	83,270
5.45%, 09/30/34 (a)	75,000	74,266
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	99,357
2.15%, 08/15/30 (a)	150,000	128,405
5.85%, 09/15/34 (a)	75,000	77,306
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	87,199
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	137,844
6.10%, 10/01/41	80,000	85,343
4.30%, 04/15/43	75,000	66,036
4.40%, 03/15/48 (a)	100,000	87,368
3.60%, 08/19/49 (a)	150,000	115,191
2.90%, 09/15/51 (a)	150,000	99,812
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	107,637
Humana, Inc.
1.35%, 02/03/27 (a)	150,000	139,526
3.95%, 03/15/27 (a)	100,000	98,381
5.75%, 03/01/28 (a)	100,000	102,709
5.75%, 12/01/28 (a)	100,000	102,991
3.70%, 03/23/29 (a)	100,000	95,490
3.13%, 08/15/29 (a)	150,000	139,118
4.88%, 04/01/30 (a)	100,000	99,550
5.38%, 04/15/31 (a)	200,000	202,212
2.15%, 02/03/32 (a)	150,000	122,880
5.88%, 03/01/33 (a)	150,000	154,981
5.95%, 03/15/34 (a)	100,000	103,912
4.63%, 12/01/42 (a)	75,000	65,392
4.95%, 10/01/44 (a)	100,000	89,842
4.80%, 03/15/47 (a)	100,000	87,149
3.95%, 08/15/49 (a)	75,000	57,696

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 03/15/53 (a)	150,000	144,195
5.75%, 04/15/54 (a)	200,000	199,122
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	86,977
5.67%, 06/08/32 (a)	100,000	102,736
4.00%, 11/23/51 (a)	100,000	73,736
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	128,112
Lincoln National Corp.
3.63%, 12/12/26 (a)	50,000	48,911
3.80%, 03/01/28 (a)	100,000	97,245
3.05%, 01/15/30 (a)	100,000	91,639
3.40%, 01/15/31 (a)	100,000	91,384
3.40%, 03/01/32 (a)	75,000	67,286
6.30%, 10/09/37	100,000	107,916
7.00%, 06/15/40	100,000	113,351
4.35%, 03/01/48 (a)	75,000	61,279
4.38%, 06/15/50 (a)	50,000	40,712
Loews Corp.
3.20%, 05/15/30 (a)	100,000	92,893
6.00%, 02/01/35	100,000	108,938
4.13%, 05/15/43 (a)	100,000	87,108
Manulife Financial Corp.
4.15%, 03/04/26	200,000	199,044
2.48%, 05/19/27 (a)	100,000	95,283
4.06%, 02/24/32 (a)(b)	150,000	146,784
3.70%, 03/16/32 (a)	150,000	139,809
5.38%, 03/04/46	100,000	101,518
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	96,809
3.35%, 09/17/29 (a)	100,000	94,388
5.00%, 04/05/46	100,000	91,562
4.30%, 11/01/47 (a)	75,000	61,297
5.00%, 05/20/49 (a)	100,000	91,456
4.15%, 09/17/50 (a)	100,000	79,839
3.45%, 05/07/52 (a)	75,000	52,751
6.00%, 05/16/54 (a)	100,000	104,398
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	150,000	148,697
4.55%, 11/08/27 (a)	200,000	200,720
4.38%, 03/15/29 (a)	250,000	248,322
4.65%, 03/15/30 (a)	150,000	150,150
2.25%, 11/15/30 (a)	140,000	122,696
4.85%, 11/15/31 (a)	150,000	150,598
5.75%, 11/01/32 (a)	100,000	106,066
5.88%, 08/01/33	100,000	107,870
5.40%, 09/15/33 (a)	100,000	104,353
5.15%, 03/15/34 (a)	100,000	102,394
5.00%, 03/15/35 (a)	350,000	351,578
4.75%, 03/15/39 (a)	50,000	48,127
5.35%, 11/15/44 (a)	150,000	152,295
4.35%, 01/30/47 (a)	100,000	87,629
4.20%, 03/01/48 (a)	125,000	106,533
4.90%, 03/15/49 (a)	200,000	188,812
2.90%, 12/15/51 (a)	75,000	49,559
6.25%, 11/01/52 (a)	100,000	113,347
5.45%, 03/15/53 (a)	150,000	152,751
5.70%, 09/15/53 (a)	175,000	185,113
5.45%, 03/15/54 (a)	75,000	76,742
5.40%, 03/15/55 (a)	300,000	304,257
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	98,502
MetLife, Inc.
4.55%, 03/23/30 (a)	200,000	200,192
6.50%, 12/15/32	100,000	111,869
5.38%, 07/15/33 (a)	150,000	156,027
6.38%, 06/15/34	200,000	221,016
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 12/15/34 (a)	200,000	205,368
5.70%, 06/15/35	150,000	158,872
5.88%, 02/06/41	150,000	159,118
4.13%, 08/13/42	100,000	87,013
4.88%, 11/13/43	250,000	238,315
4.72%, 12/15/44 (e)	100,000	92,874
4.05%, 03/01/45	175,000	147,942
4.60%, 05/13/46 (a)	100,000	91,684
5.00%, 07/15/52 (a)	200,000	191,622
5.25%, 01/15/54 (a)	150,000	149,136
6.40%, 12/15/66 (a)	230,000	239,655
10.75%, 08/01/69 (a)(b)	75,000	102,581
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	99,066
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	40,000	41,333
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	100,000	101,900
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	147,657
5.75%, 03/28/34 (a)	100,000	102,748
3.85%, 06/11/51 (a)	125,000	93,089
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	95,406
4.50%, 10/01/50 (a)(b)	75,000	69,672
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	130,346
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	97,133
3.70%, 05/15/29 (a)	150,000	144,248
2.13%, 06/15/30 (a)	150,000	131,363
6.05%, 10/15/36	100,000	108,005
4.30%, 11/15/46 (a)	137,000	118,765
5.50%, 03/15/53 (a)	75,000	75,593
Progressive Corp.
2.45%, 01/15/27	100,000	96,088
4.00%, 03/01/29 (a)	150,000	147,408
3.20%, 03/26/30 (a)	100,000	93,355
3.00%, 03/15/32 (a)	75,000	67,382
6.25%, 12/01/32	150,000	166,156
4.95%, 06/15/33 (a)	100,000	101,421
3.70%, 01/26/45	100,000	81,040
4.13%, 04/15/47 (a)	175,000	149,261
4.20%, 03/15/48 (a)	100,000	86,544
3.95%, 03/26/50 (a)	100,000	82,143
3.70%, 03/15/52 (a)	100,000	78,114
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	95,206
2.10%, 03/10/30 (a)	200,000	178,136
5.70%, 12/14/36	150,000	159,123
6.63%, 12/01/37	150,000	170,206
3.00%, 03/10/40 (a)	250,000	191,722
4.60%, 05/15/44	150,000	137,564
4.50%, 09/15/47 (a)(b)	100,000	97,062
3.91%, 12/07/47 (a)	200,000	160,612
5.70%, 09/15/48 (a)(b)	150,000	150,021
3.94%, 12/07/49 (a)	100,000	80,209
4.35%, 02/25/50 (a)	150,000	129,086
3.70%, 10/01/50 (a)(b)	200,000	181,446
3.70%, 03/13/51 (a)	300,000	229,584
5.13%, 03/01/52 (a)(b)	200,000	192,698
6.00%, 09/01/52 (a)(b)	200,000	202,506
6.75%, 03/01/53 (a)(b)	100,000	105,356
6.50%, 03/15/54 (a)(b)	200,000	207,098
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	184,784

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Radian Group, Inc.
4.88%, 03/15/27 (a)	100,000	99,419
6.20%, 05/15/29 (a)	100,000	103,329
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	100,000	96,409
3.15%, 06/15/30 (a)	200,000	183,280
6.00%, 09/15/33 (a)	100,000	105,787
5.75%, 09/15/34 (a)	100,000	103,109
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	142,869
5.75%, 06/05/33 (a)	150,000	154,095
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	75,000	72,451
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	103,205
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	87,030
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	127,185
Travelers Cos., Inc.
6.75%, 06/20/36	150,000	172,540
5.35%, 11/01/40	100,000	102,254
4.60%, 08/01/43	200,000	185,478
4.00%, 05/30/47 (a)	200,000	167,752
4.05%, 03/07/48 (a)	100,000	84,512
4.10%, 03/04/49 (a)	100,000	84,430
2.55%, 04/27/50 (a)	200,000	125,990
3.05%, 06/08/51 (a)	200,000	138,776
5.45%, 05/25/53 (a)	150,000	155,641
UnitedHealth Group, Inc.
1.25%, 01/15/26	100,000	96,511
3.10%, 03/15/26	200,000	197,024
1.15%, 05/15/26 (a)	200,000	190,794
4.75%, 07/15/26	150,000	150,948
3.45%, 01/15/27	150,000	147,194
3.38%, 04/15/27	150,000	146,676
4.60%, 04/15/27 (a)	100,000	100,510
3.70%, 05/15/27 (a)	50,000	49,233
2.95%, 10/15/27	150,000	144,369
5.25%, 02/15/28 (a)	200,000	204,852
3.85%, 06/15/28	250,000	245,460
3.88%, 12/15/28	150,000	146,819
4.25%, 01/15/29 (a)	200,000	198,330
4.70%, 04/15/29 (a)	100,000	100,797
4.00%, 05/15/29 (a)	150,000	147,135
2.88%, 08/15/29	200,000	186,276
4.80%, 01/15/30 (a)	250,000	252,560
5.30%, 02/15/30 (a)	300,000	309,492
2.00%, 05/15/30	200,000	174,930
4.90%, 04/15/31 (a)	200,000	202,720
2.30%, 05/15/31 (a)	300,000	260,490
4.95%, 01/15/32 (a)	300,000	302,859
4.20%, 05/15/32 (a)	250,000	242,047
5.35%, 02/15/33 (a)	350,000	362,418
4.50%, 04/15/33 (a)	250,000	244,312
5.00%, 04/15/34 (a)	200,000	201,106
5.15%, 07/15/34 (a)	450,000	458,118
4.63%, 07/15/35	200,000	195,928
5.80%, 03/15/36	193,000	206,143
6.50%, 06/15/37	100,000	113,000
6.63%, 11/15/37	150,000	171,612
6.88%, 02/15/38	200,000	234,826
3.50%, 08/15/39 (a)	250,000	207,985
2.75%, 05/15/40 (a)	150,000	111,162
5.70%, 10/15/40 (a)	75,000	78,725
5.95%, 02/15/41 (a)	100,000	107,097
3.05%, 05/15/41 (a)	300,000	228,654
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 11/15/41 (a)	100,000	92,908
4.38%, 03/15/42 (a)	100,000	90,012
3.95%, 10/15/42 (a)	100,000	84,883
4.25%, 03/15/43 (a)	100,000	89,116
5.50%, 07/15/44 (a)	250,000	256,202
4.75%, 07/15/45	350,000	327,260
4.20%, 01/15/47 (a)	150,000	127,983
4.25%, 04/15/47 (a)	100,000	85,953
3.75%, 10/15/47 (a)	200,000	158,380
4.25%, 06/15/48 (a)	250,000	213,695
4.45%, 12/15/48 (a)	175,000	153,912
3.70%, 08/15/49 (a)	225,000	175,214
2.90%, 05/15/50 (a)	150,000	99,797
3.25%, 05/15/51 (a)	350,000	248,493
4.75%, 05/15/52 (a)	375,000	344,182
5.88%, 02/15/53 (a)	350,000	374,713
5.05%, 04/15/53 (a)	375,000	359,254
5.38%, 04/15/54 (a)	300,000	300,387
5.63%, 07/15/54 (a)	500,000	518,785
3.88%, 08/15/59 (a)	200,000	152,996
3.13%, 05/15/60 (a)	150,000	96,659
4.95%, 05/15/62 (a)	225,000	208,807
6.05%, 02/15/63 (a)	350,000	382,291
5.20%, 04/15/63 (a)	325,000	313,648
5.50%, 04/15/64 (a)	200,000	201,306
5.75%, 07/15/64 (a)	375,000	392,464
Unum Group
4.00%, 06/15/29 (a)	100,000	97,298
5.75%, 08/15/42	100,000	102,193
4.50%, 12/15/49 (a)	50,000	41,884
4.13%, 06/15/51 (a)	100,000	78,516
6.00%, 06/15/54 (a)	75,000	78,698
Voya Financial, Inc.
3.65%, 06/15/26	100,000	98,305
5.00%, 09/20/34 (a)	75,000	73,012
5.70%, 07/15/43	100,000	100,178
4.80%, 06/15/46	50,000	44,756
4.70%, 01/23/48 (a)(b)	100,000	93,175
W.R. Berkley Corp.
4.00%, 05/12/50 (a)	50,000	40,107
3.55%, 03/30/52 (a)	100,000	73,096
3.15%, 09/30/61 (a)	100,000	63,278
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	149,703
4.50%, 09/15/28 (a)	150,000	148,831
2.95%, 09/15/29 (a)	200,000	184,260
5.35%, 05/15/33 (a)	150,000	152,595
5.05%, 09/15/48 (a)	75,000	69,782
3.88%, 09/15/49 (a)	150,000	117,132
5.90%, 03/05/54 (a)	100,000	103,792
XL Group Ltd.
5.25%, 12/15/43	55,000	52,839
		63,526,236
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	150,000	134,047
4.80%, 10/01/32 (a)	100,000	97,778
5.63%, 06/15/34 (a)	100,000	102,721
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 (a)	50,000	49,356
3.95%, 01/15/28 (a)	100,000	97,879
4.50%, 07/30/29 (a)	50,000	49,297
2.75%, 12/15/29 (a)	100,000	90,589
4.70%, 07/01/30 (a)	100,000	98,904
4.90%, 12/15/30 (a)	150,000	150,258
3.38%, 08/15/31 (a)	150,000	136,947

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 05/18/32 (a)	100,000	81,465
1.88%, 02/01/33 (a)	150,000	117,915
2.95%, 03/15/34 (a)	150,000	126,618
4.75%, 04/15/35 (a)	100,000	96,713
5.25%, 05/15/36 (a)	75,000	75,212
4.85%, 04/15/49 (a)	50,000	45,315
4.00%, 02/01/50 (a)	150,000	118,308
3.00%, 05/18/51 (a)	150,000	98,087
3.55%, 03/15/52 (a)	175,000	126,277
5.15%, 04/15/53 (a)	100,000	94,197
5.63%, 05/15/54 (a)	100,000	100,757
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	66,310
6.15%, 10/01/34 (a)	100,000	101,525
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	98,469
4.90%, 02/15/29 (a)	100,000	100,273
2.38%, 07/15/31 (a)	100,000	85,034
3.63%, 04/15/32 (a)	150,000	136,551
5.50%, 02/01/34 (a)	100,000	101,843
3.38%, 07/15/51 (a)	75,000	52,256
4.30%, 04/15/52 (a)	100,000	82,058
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	100,000	98,886
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	100,000	97,748
2.90%, 10/15/26 (a)	100,000	97,047
3.20%, 01/15/28 (a)	75,000	72,145
3.30%, 06/01/29 (a)	150,000	142,041
2.30%, 03/01/30 (a)	100,000	89,061
2.45%, 01/15/31 (a)	150,000	132,018
2.05%, 01/15/32 (a)	150,000	126,938
5.00%, 02/15/33 (a)	100,000	100,924
5.30%, 12/07/33 (a)	100,000	102,542
5.35%, 06/01/34 (a)	100,000	103,084
3.90%, 10/15/46 (a)	150,000	123,024
Boston Properties LP
3.65%, 02/01/26 (a)	150,000	147,757
2.75%, 10/01/26 (a)	200,000	192,180
6.75%, 12/01/27 (a)	150,000	157,290
4.50%, 12/01/28 (a)	150,000	146,992
3.40%, 06/21/29 (a)	200,000	185,300
2.90%, 03/15/30 (a)	100,000	89,268
3.25%, 01/30/31 (a)	200,000	177,724
2.55%, 04/01/32 (a)	150,000	123,506
2.45%, 10/01/33 (a)	150,000	118,169
6.50%, 01/15/34 (a)	150,000	160,438
5.75%, 01/15/35 (a)	150,000	150,408
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	100,000	99,201
3.90%, 03/15/27 (a)	100,000	97,995
4.13%, 05/15/29 (a)	150,000	145,237
4.05%, 07/01/30 (a)	150,000	143,308
2.50%, 08/16/31 (a)	100,000	85,470
5.50%, 02/15/34 (a)	100,000	101,379
5.75%, 02/15/35 (a)	100,000	103,523
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	62,975
Camden Property Trust
5.85%, 11/03/26 (a)	75,000	76,850
4.10%, 10/15/28 (a)	100,000	98,273
3.15%, 07/01/29 (a)	100,000	94,080
2.80%, 05/15/30 (a)	100,000	90,849
4.90%, 01/15/34 (a)	100,000	99,518
3.35%, 11/01/49 (a)	50,000	36,435
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
COPT Defense Properties LP
2.25%, 03/15/26 (a)	100,000	96,768
2.00%, 01/15/29 (a)	150,000	132,808
2.75%, 04/15/31 (a)	100,000	86,183
Cousins Properties LP
5.88%, 10/01/34 (a)	100,000	102,214
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	145,758
4.38%, 02/15/29 (a)	100,000	98,098
2.00%, 02/15/31 (a)	100,000	84,565
2.50%, 02/15/32 (a)	150,000	127,988
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	146,337
5.55%, 01/15/28 (a)	150,000	153,652
4.45%, 07/15/28 (a)	150,000	148,680
3.60%, 07/01/29 (a)	150,000	143,412
DOC Dr. LLC
4.30%, 03/15/27 (a)	100,000	99,183
2.63%, 11/01/31 (a)	100,000	86,318
EPR Properties
4.75%, 12/15/26 (a)	100,000	99,481
4.50%, 06/01/27 (a)	150,000	147,799
3.75%, 08/15/29 (a)	100,000	93,146
3.60%, 11/15/31 (a)	100,000	88,486
ERP Operating LP
2.85%, 11/01/26 (a)	100,000	97,008
3.50%, 03/01/28 (a)	100,000	97,251
4.15%, 12/01/28 (a)	100,000	98,737
3.00%, 07/01/29 (a)	100,000	93,351
2.50%, 02/15/30 (a)	100,000	90,019
4.65%, 09/15/34 (a)	100,000	97,383
4.50%, 07/01/44 (a)	150,000	135,426
4.50%, 06/01/45 (a)	50,000	44,455
4.00%, 08/01/47 (a)	100,000	81,612
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	86,302
Essex Portfolio LP
3.38%, 04/15/26 (a)	50,000	49,130
1.70%, 03/01/28 (a)	75,000	68,249
4.00%, 03/01/29 (a)	150,000	145,422
3.00%, 01/15/30 (a)	100,000	91,581
1.65%, 01/15/31 (a)	150,000	123,993
2.65%, 03/15/32 (a)	150,000	128,668
5.50%, 04/01/34 (a)	100,000	102,156
2.65%, 09/01/50 (a)	100,000	60,620
Extra Space Storage LP
3.88%, 12/15/27 (a)	150,000	146,694
5.70%, 04/01/28 (a)	150,000	154,677
4.00%, 06/15/29 (a)	100,000	96,870
5.50%, 07/01/30 (a)	75,000	77,195
2.20%, 10/15/30 (a)	50,000	43,248
5.90%, 01/15/31 (a)	100,000	104,777
2.55%, 06/01/31 (a)	100,000	86,647
2.40%, 10/15/31 (a)	150,000	127,320
2.35%, 03/15/32 (a)	150,000	125,117
5.40%, 02/01/34 (a)	100,000	101,248
5.35%, 01/15/35 (a)	75,000	75,467
Federal Realty OP LP
1.25%, 02/15/26 (a)	100,000	95,842
3.25%, 07/15/27 (a)	100,000	96,495
3.20%, 06/15/29 (a)	75,000	69,829
3.50%, 06/01/30 (a)	100,000	92,972
4.50%, 12/01/44 (a)	100,000	86,691
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	97,838
3.75%, 07/01/27 (a)	75,000	72,947

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 02/15/30 (a)	150,000	136,197
2.00%, 03/15/31 (a)	100,000	83,135
Healthpeak OP LLC
3.25%, 07/15/26 (a)	200,000	195,588
2.13%, 12/01/28 (a)	75,000	68,081
3.50%, 07/15/29 (a)	150,000	142,294
3.00%, 01/15/30 (a)	200,000	183,682
2.88%, 01/15/31 (a)	150,000	134,539
5.25%, 12/15/32 (a)	150,000	152,266
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	95,769
3.05%, 02/15/30 (a)	100,000	89,403
2.60%, 02/01/31 (a)	100,000	84,638
7.65%, 02/01/34 (a)	75,000	85,043
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	150,000	138,514
3.50%, 09/15/30 (a)	225,000	205,670
2.90%, 12/15/31 (a)	75,000	64,867
5.70%, 07/01/34 (a)	100,000	101,688
5.50%, 04/15/35 (a)	100,000	100,351
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	182,492
5.45%, 08/15/30 (a)	100,000	102,827
2.00%, 08/15/31 (a)	100,000	82,808
4.15%, 04/15/32 (a)	100,000	93,705
5.50%, 08/15/33 (a)	100,000	101,737
4.88%, 02/01/35 (a)	100,000	97,373
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	98,450
4.25%, 08/15/29 (a)	120,000	114,112
3.05%, 02/15/30 (a)	150,000	133,062
2.50%, 11/15/32 (a)	150,000	118,943
2.65%, 11/15/33 (a)	75,000	58,977
6.25%, 01/15/36 (a)	75,000	76,475
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	100,000	96,789
1.90%, 03/01/28 (a)	100,000	91,778
2.70%, 10/01/30 (a)	100,000	89,864
2.25%, 12/01/31 (a)	100,000	84,660
3.20%, 04/01/32 (a)	100,000	89,740
4.60%, 02/01/33 (a)	100,000	97,478
6.40%, 03/01/34 (a)	100,000	109,662
4.85%, 03/01/35 (a)	75,000	73,280
4.25%, 04/01/45 (a)	150,000	127,016
4.13%, 12/01/46 (a)	100,000	82,432
3.70%, 10/01/49 (a)	75,000	57,596
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	98,408
5.50%, 03/01/34 (a)	75,000	76,277
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	99,035
LXP Industrial Trust
2.70%, 09/15/30 (a)	150,000	131,116
2.38%, 10/01/31 (a)	75,000	61,901
Mid-America Apartments LP
1.10%, 09/15/26 (a)	100,000	93,994
3.60%, 06/01/27 (a)	150,000	146,914
4.20%, 06/15/28 (a)	100,000	98,685
3.95%, 03/15/29 (a)	50,000	48,749
2.75%, 03/15/30 (a)	100,000	90,801
1.70%, 02/15/31 (a)	100,000	83,909
5.30%, 02/15/32 (a)	75,000	76,926
5.00%, 03/15/34 (a)	75,000	75,379
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	86,207
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	97,117
4.30%, 10/15/28 (a)	100,000	98,667
2.50%, 04/15/30 (a)	100,000	88,574
5.60%, 10/15/33 (a)	75,000	77,271
5.50%, 06/15/34 (a)	100,000	102,390
4.80%, 10/15/48 (a)	50,000	44,452
3.10%, 04/15/50 (a)	100,000	67,089
3.00%, 04/15/52 (a)	100,000	64,980
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	100,185
4.50%, 04/01/27 (a)	150,000	148,404
4.75%, 01/15/28 (a)	100,000	99,378
3.63%, 10/01/29 (a)	150,000	140,109
3.38%, 02/01/31 (a)	150,000	135,384
3.25%, 04/15/33 (a)	100,000	85,927
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	85,360
4.95%, 01/15/35 (a)	50,000	48,371
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	75,000	82,811
6.88%, 07/15/29 (a)	75,000	77,435
3.15%, 08/15/30 (a)	150,000	129,775
Prologis LP
3.25%, 06/30/26 (a)	130,000	127,680
2.13%, 04/15/27 (a)	150,000	142,272
4.88%, 06/15/28 (a)	150,000	151,956
3.88%, 09/15/28 (a)	150,000	146,662
4.38%, 02/01/29 (a)	50,000	49,748
2.88%, 11/15/29 (a)	50,000	46,378
2.25%, 04/15/30 (a)	200,000	177,336
1.75%, 07/01/30 (a)	75,000	64,222
1.25%, 10/15/30 (a)	100,000	82,906
1.63%, 03/15/31 (a)	100,000	83,098
2.25%, 01/15/32 (a)	100,000	85,166
4.63%, 01/15/33 (a)	150,000	148,402
4.75%, 06/15/33 (a)	150,000	148,765
5.13%, 01/15/34 (a)	150,000	151,849
5.00%, 03/15/34 (a)	200,000	200,696
5.00%, 01/31/35 (a)	100,000	100,107
4.38%, 09/15/48 (a)	75,000	65,562
3.05%, 03/01/50 (a)	50,000	34,257
3.00%, 04/15/50 (a)	150,000	102,240
2.13%, 10/15/50 (a)	150,000	83,856
5.25%, 06/15/53 (a)	150,000	148,407
5.25%, 03/15/54 (a)	100,000	99,220
Public Storage Operating Co.
0.88%, 02/15/26 (a)	125,000	119,796
1.50%, 11/09/26 (a)	150,000	141,867
3.09%, 09/15/27 (a)	50,000	48,238
1.85%, 05/01/28 (a)	150,000	137,844
1.95%, 11/09/28 (a)	100,000	90,899
5.13%, 01/15/29 (a)	100,000	102,369
3.39%, 05/01/29 (a)	150,000	143,043
2.30%, 05/01/31 (a)	100,000	87,201
2.25%, 11/09/31 (a)	100,000	85,461
5.10%, 08/01/33 (a)	100,000	101,608
5.35%, 08/01/53 (a)	175,000	175,765
Realty Income Corp.
5.05%, 01/13/26 (a)	100,000	99,951
0.75%, 03/15/26 (a)	100,000	95,134
4.88%, 06/01/26 (a)	100,000	100,313
4.13%, 10/15/26 (a)	100,000	99,074
3.00%, 01/15/27 (a)	180,000	174,317
3.95%, 08/15/27 (a)	150,000	148,126
3.40%, 01/15/28 (a)	100,000	96,691
2.10%, 03/15/28 (a)	100,000	92,277

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 06/15/28 (a)	100,000	92,186
4.70%, 12/15/28 (a)	150,000	150,550
4.75%, 02/15/29 (a)	100,000	100,264
4.00%, 07/15/29 (a)	100,000	97,374
3.10%, 12/15/29 (a)	100,000	93,013
3.40%, 01/15/30 (a)	50,000	46,895
4.85%, 03/15/30 (a)	100,000	100,589
3.25%, 01/15/31 (a)	200,000	183,738
3.20%, 02/15/31 (a)	150,000	137,272
2.70%, 02/15/32 (a)	75,000	64,838
5.63%, 10/13/32 (a)	150,000	156,633
2.85%, 12/15/32 (a)	75,000	64,681
1.80%, 03/15/33 (a)	100,000	78,378
4.90%, 07/15/33 (a)	100,000	98,989
5.13%, 02/15/34 (a)	150,000	150,894
4.65%, 03/15/47 (a)	100,000	90,784
5.38%, 09/01/54 (a)	100,000	99,665
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	73,340
4.13%, 03/15/28 (a)	150,000	147,471
3.70%, 06/15/30 (a)	100,000	94,840
5.25%, 01/15/34 (a)	75,000	76,150
4.40%, 02/01/47 (a)	100,000	86,447
4.65%, 03/15/49 (a)	75,000	66,664
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	75,000	80,361
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	75,000	75,273
2.15%, 09/01/31 (a)	150,000	124,437
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	75,128
3.90%, 10/15/29 (a)	100,000	94,252
3.20%, 12/01/31 (a)	150,000	131,463
Safehold GL Holdings LLC
2.85%, 01/15/32 (a)	100,000	85,497
6.10%, 04/01/34 (a)	75,000	77,995
Simon Property Group LP
3.30%, 01/15/26 (a)	100,000	98,612
3.25%, 11/30/26 (a)	250,000	243,905
3.38%, 06/15/27 (a)	100,000	97,468
3.38%, 12/01/27 (a)	150,000	145,741
1.75%, 02/01/28 (a)	175,000	161,014
2.45%, 09/13/29 (a)	250,000	226,892
2.65%, 07/15/30 (a)	150,000	134,632
2.20%, 02/01/31 (a)	150,000	129,658
2.25%, 01/15/32 (a)	100,000	84,940
2.65%, 02/01/32 (a)	100,000	86,704
5.50%, 03/08/33 (a)	150,000	155,341
6.25%, 01/15/34 (a)	100,000	108,465
4.75%, 09/26/34 (a)	150,000	145,900
6.75%, 02/01/40 (a)	100,000	114,017
4.75%, 03/15/42 (a)	100,000	92,995
4.25%, 11/30/46 (a)	150,000	128,161
3.25%, 09/13/49 (a)	150,000	106,782
3.80%, 07/15/50 (a)	175,000	135,921
5.85%, 03/08/53 (a)	150,000	158,553
6.65%, 01/15/54 (a)	75,000	87,755
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	97,556
4.63%, 03/15/29 (a)	100,000	97,144
2.70%, 12/01/31 (a)	75,000	62,744
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	90,815
5.50%, 01/15/29 (a)	75,000	75,983
2.70%, 07/15/31 (a)	100,000	85,737
4.20%, 04/15/32 (a)	100,000	93,107
5.70%, 01/15/33 (a)	100,000	101,850
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	97,214
2.75%, 09/01/31 (a)	100,000	85,487
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	96,133
3.20%, 01/15/30 (a)	150,000	139,030
3.00%, 08/15/31 (a)	100,000	89,515
2.10%, 08/01/32 (a)	150,000	122,123
1.90%, 03/15/33 (a)	150,000	118,275
5.13%, 09/01/34 (a)	75,000	74,505
Ventas Realty LP
4.13%, 01/15/26 (a)	100,000	99,333
3.25%, 10/15/26 (a)	100,000	97,246
3.85%, 04/01/27 (a)	150,000	147,036
4.00%, 03/01/28 (a)	100,000	97,927
4.40%, 01/15/29 (a)	150,000	147,834
4.75%, 11/15/30 (a)	100,000	99,312
5.63%, 07/01/34 (a)	100,000	103,141
5.00%, 01/15/35 (a)	125,000	122,290
5.70%, 09/30/43 (a)	100,000	100,872
4.38%, 02/01/45 (a)	100,000	85,125
Welltower OP LLC
4.25%, 04/01/26 (a)	150,000	149,086
4.25%, 04/15/28 (a)	100,000	98,682
2.05%, 01/15/29 (a)	100,000	90,124
4.13%, 03/15/29 (a)	150,000	146,701
3.10%, 01/15/30 (a)	100,000	92,185
2.75%, 01/15/31 (a)	150,000	133,363
2.75%, 01/15/32 (a)	100,000	86,999
3.85%, 06/15/32 (a)	150,000	140,128
6.50%, 03/15/41 (a)	150,000	167,430
4.95%, 09/01/48 (a)	100,000	94,416
WP Carey, Inc.
4.25%, 10/01/26 (a)	150,000	148,429
2.40%, 02/01/31 (a)	100,000	86,339
2.25%, 04/01/33 (a)	100,000	80,827
5.38%, 06/30/34 (a)	75,000	75,768
		34,609,703
		425,286,906

Industrial 14.0%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
4.60%, 02/08/29 (a)	125,000	125,859
2.05%, 05/15/30 (a)	200,000	176,002
4.75%, 02/08/31 (a)	100,000	100,880
4.80%, 03/03/33 (a)	100,000	100,700
4.85%, 02/08/34 (a)	200,000	200,544
2.70%, 05/15/40 (a)	150,000	112,013
2.80%, 05/15/50 (a)	200,000	134,132
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	99,597
5.05%, 06/01/32 (a)	100,000	97,609
5.45%, 12/01/44 (a)	50,000	46,721
5.65%, 06/01/52 (a)	100,000	91,706
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	184,388
3.75%, 10/01/30 (a)	200,000	181,582
ArcelorMittal SA
4.55%, 03/11/26	75,000	74,555
6.55%, 11/29/27 (a)	200,000	209,432
4.25%, 07/16/29	100,000	98,134
6.80%, 11/29/32 (a)	150,000	164,430
6.00%, 06/17/34 (a)	100,000	104,474
7.00%, 10/15/39	100,000	110,783

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 03/01/41 (g)	100,000	107,372
6.35%, 06/17/54 (a)	75,000	77,613
Barrick Gold Corp.
6.45%, 10/15/35	150,000	165,880
5.25%, 04/01/42	75,000	74,248
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	103,010
5.75%, 05/01/43	150,000	155,685
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	158,154
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	150,000	150,508
6.42%, 03/01/26	150,000	153,355
5.25%, 09/08/26	150,000	151,794
4.75%, 02/28/28 (a)	200,000	201,334
5.10%, 09/08/28 (a)	150,000	152,896
5.25%, 09/08/30 (a)	150,000	154,425
4.90%, 02/28/33 (a)	150,000	150,796
5.25%, 09/08/33 (a)	250,000	256,592
4.13%, 02/24/42	170,000	149,675
5.00%, 09/30/43	450,000	439,609
5.50%, 09/08/53 (a)	150,000	154,996
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	144,900
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	100,000	93,451
6.17%, 07/15/27 (a)	350,000	357,290
6.35%, 11/15/28 (a)	200,000	207,102
6.33%, 07/15/29 (a)	200,000	206,904
6.55%, 11/15/30 (a)	100,000	105,263
6.38%, 07/15/32 (a)	200,000	208,518
6.70%, 11/15/33 (a)	200,000	213,870
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	192,254
5.50%, 11/02/47 (a)	200,000	181,320
CF Industries, Inc.
5.15%, 03/15/34	100,000	99,238
4.95%, 06/01/43	100,000	91,778
5.38%, 03/15/44	150,000	145,005
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	100,481
7.38%, 11/01/29	174,000	193,514
2.10%, 11/15/30 (a)	150,000	129,231
6.30%, 03/15/33 (a)	100,000	108,520
5.15%, 02/15/34 (a)	150,000	150,648
4.25%, 10/01/34 (a)	50,000	46,828
9.40%, 05/15/39	100,000	136,358
5.25%, 11/15/41 (a)	175,000	168,191
4.38%, 11/15/42 (a)	250,000	214,865
4.63%, 10/01/44 (a)	100,000	88,074
5.55%, 11/30/48 (a)	150,000	147,933
4.80%, 05/15/49 (a)	150,000	133,095
3.60%, 11/15/50 (a)	150,000	109,376
6.90%, 05/15/53 (a)	150,000	173,571
5.60%, 02/15/54 (a)	100,000	100,166
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	400,000	403,572
5.32%, 11/15/38 (a)	152,000	158,449
5.42%, 11/15/48 (a)	400,000	422,608
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	149,173
5.00%, 08/01/29 (a)	100,000	100,923
5.75%, 03/08/33 (a)	100,000	103,702
5.63%, 02/20/34 (a)	100,000	102,259
4.80%, 09/01/42 (a)	100,000	90,867
4.65%, 10/15/44 (a)	100,000	88,602
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	145,290
1.65%, 02/01/27 (a)	100,000	94,363
3.25%, 12/01/27 (a)	150,000	144,774
4.80%, 03/24/30 (a)	100,000	101,013
1.30%, 01/30/31 (a)	100,000	82,019
2.13%, 02/01/32 (a)	150,000	127,014
5.50%, 12/08/41	75,000	78,665
3.95%, 12/01/47 (a)	75,000	62,882
2.13%, 08/15/50 (a)	100,000	56,980
2.70%, 12/15/51 (a)	150,000	96,216
2.75%, 08/18/55 (a)	150,000	94,235
EIDP, Inc.
4.50%, 05/15/26 (a)	150,000	150,016
4.80%, 05/15/33 (a)	150,000	149,004
FMC Corp.
5.15%, 05/18/26 (a)	100,000	100,439
3.20%, 10/01/26 (a)	100,000	97,069
3.45%, 10/01/29 (a)	100,000	92,970
5.65%, 05/18/33 (a)	50,000	50,771
4.50%, 10/01/49 (a)	100,000	81,086
6.38%, 05/18/53 (a)	100,000	104,530
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	150,334
4.13%, 03/01/28 (a)	100,000	97,831
5.25%, 09/01/29 (a)	100,000	100,936
4.63%, 08/01/30 (a)	200,000	196,426
5.40%, 11/14/34 (a)	100,000	101,627
5.45%, 03/15/43 (a)	300,000	291,573
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	85,554
8.88%, 05/15/31	100,000	123,354
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	96,390
2.95%, 06/15/31 (a)	100,000	85,181
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	98,762
4.38%, 06/01/47 (a)	100,000	81,517
5.00%, 09/26/48 (a)	150,000	134,913
International Paper Co.
5.00%, 09/15/35 (a)	75,000	75,259
7.30%, 11/15/39	100,000	118,392
6.00%, 11/15/41 (a)	100,000	107,123
4.80%, 06/15/44 (a)	100,000	92,312
5.15%, 05/15/46 (a)	100,000	95,354
4.40%, 08/15/47 (a)	100,000	86,428
4.35%, 08/15/48 (a)	100,000	85,108
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	99,476
6.25%, 07/15/33 (a)	100,000	106,518
Linde, Inc.
4.70%, 12/05/25 (a)	150,000	150,381
3.20%, 01/30/26 (a)	150,000	147,969
1.10%, 08/10/30 (a)	100,000	83,779
2.00%, 08/10/50 (a)	150,000	84,465
Lubrizol Corp.
6.50%, 10/01/34	75,000	85,106
LYB International Finance BV
5.25%, 07/15/43	150,000	141,992
4.88%, 03/15/44 (a)	150,000	135,260
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	146,212
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	86,648
5.63%, 05/15/33 (a)	75,000	77,624
5.50%, 03/01/34 (a)	150,000	151,678

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 10/01/40 (a)	150,000	114,863
4.20%, 10/15/49 (a)	200,000	158,986
4.20%, 05/01/50 (a)	250,000	198,215
3.63%, 04/01/51 (a)	175,000	125,134
3.80%, 10/01/60 (a)	100,000	70,816
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	100,000	83,724
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	98,257
5.38%, 11/15/28 (a)	75,000	76,729
5.45%, 11/15/33 (a)	75,000	76,160
4.88%, 11/15/41 (a)	100,000	91,309
5.63%, 11/15/43 (a)	100,000	98,702
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	86,885
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	92,217
2.25%, 10/01/30 (a)	200,000	175,138
2.60%, 07/15/32 (a)	200,000	172,866
5.88%, 04/01/35	100,000	106,036
6.25%, 10/01/39	150,000	163,732
4.88%, 03/15/42 (a)	230,000	218,334
5.45%, 06/09/44 (a)	100,000	100,482
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26	150,000	151,009
3.25%, 05/13/30 (a)	100,000	93,083
5.35%, 03/15/34 (a)	200,000	203,834
5.75%, 11/15/41 (a)	100,000	103,696
4.20%, 05/13/50 (a)	75,000	63,680
Nucor Corp.
3.95%, 05/01/28 (a)	150,000	147,438
2.70%, 06/01/30 (a)	150,000	135,974
3.13%, 04/01/32 (a)	100,000	89,684
6.40%, 12/01/37	50,000	55,761
5.20%, 08/01/43 (a)	75,000	74,834
3.85%, 04/01/52 (a)	100,000	79,062
2.98%, 12/15/55 (a)	200,000	128,472
Nutrien Ltd.
4.00%, 12/15/26 (a)	100,000	98,607
5.20%, 06/21/27 (a)	100,000	101,513
4.90%, 03/27/28 (a)	150,000	151,297
4.20%, 04/01/29 (a)	100,000	98,163
2.95%, 05/13/30 (a)	150,000	136,881
5.40%, 06/21/34 (a)	100,000	101,969
4.13%, 03/15/35 (a)	75,000	68,321
5.88%, 12/01/36	50,000	52,652
5.63%, 12/01/40	100,000	101,510
6.13%, 01/15/41 (a)	45,000	48,132
4.90%, 06/01/43 (a)	100,000	92,812
5.25%, 01/15/45 (a)	50,000	48,322
5.00%, 04/01/49 (a)	100,000	93,304
3.95%, 05/13/50 (a)	150,000	119,018
5.80%, 03/27/53 (a)	150,000	156,544
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	72,401
3.00%, 12/15/29 (a)	150,000	138,621
4.05%, 12/15/49 (a)	100,000	81,207
3.05%, 10/01/51 (a)	150,000	101,523
PPG Industries, Inc.
1.20%, 03/15/26 (a)	100,000	95,610
3.75%, 03/15/28 (a)	100,000	97,497
2.80%, 08/15/29 (a)	100,000	92,106
2.55%, 06/15/30 (a)	100,000	89,391
Rayonier LP
2.75%, 05/17/31 (a)	75,000	65,017
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	172,684
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	112,857
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	108,364
5.20%, 11/02/40	250,000	251,610
2.75%, 11/02/51 (a)	250,000	162,815
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	150,000	153,460
4.75%, 03/22/42 (a)	100,000	95,297
4.13%, 08/21/42 (a)	200,000	174,870
5.13%, 03/09/53 (a)	200,000	196,314
Rohm & Haas Co.
7.85%, 07/15/29	100,000	111,707
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	48,969
4.55%, 03/01/29 (a)	100,000	99,404
2.95%, 01/15/32 (a)	75,000	66,221
5.25%, 06/01/45 (a)	75,000	73,067
4.25%, 01/15/48 (a)	100,000	87,142
Sherwin-Williams Co.
3.95%, 01/15/26 (a)	50,000	49,652
3.45%, 06/01/27 (a)	250,000	243,637
4.55%, 03/01/28 (a)	75,000	75,071
2.95%, 08/15/29 (a)	100,000	92,736
2.30%, 05/15/30 (a)	100,000	88,441
4.80%, 09/01/31 (a)	75,000	74,861
2.20%, 03/15/32 (a)	150,000	126,417
4.00%, 12/15/42 (a)	100,000	83,163
4.55%, 08/01/45 (a)	75,000	66,865
4.50%, 06/01/47 (a)	200,000	176,568
3.80%, 08/15/49 (a)	100,000	78,130
3.30%, 05/15/50 (a)	100,000	70,541
2.90%, 03/15/52 (a)	100,000	65,108
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(d)	200,000	202,774
5.44%, 04/03/34 (a)(d)	200,000	204,482
5.78%, 04/03/54 (a)(d)	200,000	207,024
Southern Copper Corp.
7.50%, 07/27/35	150,000	173,286
6.75%, 04/16/40	200,000	219,060
5.25%, 11/08/42	250,000	233,105
5.88%, 04/23/45	250,000	249,952
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	100,000	100,042
1.65%, 10/15/27 (a)	75,000	69,081
3.45%, 04/15/30 (a)	100,000	93,678
5.38%, 08/15/34 (a)	125,000	127,258
3.25%, 10/15/50 (a)	75,000	52,391
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	90,743
6.00%, 01/15/29 (a)	200,000	203,442
5.00%, 01/15/30 (a)	200,000	195,198
3.75%, 01/15/31 (a)	250,000	225,752
3.13%, 01/15/32 (a)	200,000	169,756
Suzano International Finance BV
5.50%, 01/17/27	200,000	201,822
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	278,838
6.13%, 06/12/33 (a)	400,000	413,068
8.25%, 01/17/34	125,000	150,726
6.88%, 11/21/36	150,000	164,805
6.88%, 11/10/39	200,000	218,584
6.40%, 06/28/54 (a)	175,000	178,654

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vale SA
5.63%, 09/11/42	100,000	99,629
Westlake Corp.
3.60%, 08/15/26 (a)	100,000	98,092
3.38%, 06/15/30 (a)	100,000	92,637
5.00%, 08/15/46 (a)	100,000	91,364
4.38%, 11/15/47 (a)	100,000	82,741
3.13%, 08/15/51 (a)	125,000	82,144
3.38%, 08/15/61 (a)	100,000	63,585
WestRock MWV LLC
7.95%, 02/15/31	150,000	172,722
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	106,243
4.00%, 11/15/29 (a)	150,000	144,728
4.00%, 04/15/30 (a)	150,000	144,480
7.38%, 03/15/32	100,000	113,896
3.38%, 03/09/33 (a)	100,000	89,268
4.00%, 03/09/52 (a)	75,000	59,641
WRKCo, Inc.
4.65%, 03/15/26 (a)	250,000	250,087
4.00%, 03/15/28 (a)	150,000	146,391
3.90%, 06/01/28 (a)	100,000	97,218
4.90%, 03/15/29 (a)	100,000	100,142
3.00%, 06/15/33 (a)	150,000	128,975
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	50,000	43,039
		32,724,244
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	100,000	95,782
3.63%, 09/14/28 (a)	150,000	145,596
3.38%, 03/01/29 (a)	200,000	190,662
2.38%, 08/26/29 (a)	150,000	135,957
3.05%, 04/15/30 (a)(c)	200,000	185,476
5.70%, 03/15/37	100,000	106,120
3.88%, 06/15/44	100,000	83,015
3.13%, 09/19/46 (a)	100,000	72,460
3.63%, 10/15/47 (a)	150,000	115,862
4.00%, 09/14/48 (a)	150,000	126,965
3.25%, 08/26/49 (a)	200,000	144,844
3.70%, 04/15/50 (a)	100,000	77,344
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	100,000	98,421
4.38%, 05/08/42	100,000	92,409
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	86,477
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	75,983
5.80%, 03/21/34 (a)	125,000	128,370
Allegion PLC
3.50%, 10/01/29 (a)	100,000	94,672
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	75,000	72,540
5.41%, 07/01/32 (a)	100,000	102,691
5.60%, 05/29/34 (a)	75,000	77,267
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	147,570
4.50%, 05/15/28 (a)	100,000	98,915
5.63%, 05/26/33 (a)	75,000	77,627
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	89,028
2.69%, 05/25/31 (a)	150,000	131,286
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amphenol Corp.
5.05%, 04/05/27 (a)	75,000	75,863
5.05%, 04/05/29 (a)	75,000	76,325
4.35%, 06/01/29 (a)	100,000	98,970
2.80%, 02/15/30 (a)	150,000	137,093
2.20%, 09/15/31 (a)	200,000	169,802
5.25%, 04/05/34 (a)	100,000	102,430
5.00%, 01/15/35 (a)	225,000	225,045
5.38%, 11/15/54 (a)	75,000	75,582
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	91,059
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	89,950
2.25%, 02/15/32 (a)	100,000	83,513
5.75%, 03/15/33 (a)	100,000	105,015
Berry Global, Inc.
1.57%, 01/15/26 (a)	350,000	337,487
5.50%, 04/15/28 (a)	100,000	101,647
5.80%, 06/15/31 (a)(d)	200,000	207,082
5.65%, 01/15/34 (a)(d)	150,000	153,624
Boeing Co.
2.75%, 02/01/26 (a)	250,000	243,305
2.20%, 02/04/26 (a)	950,000	918,612
3.10%, 05/01/26 (a)	150,000	145,714
2.25%, 06/15/26 (a)	50,000	47,868
2.70%, 02/01/27 (a)	200,000	190,210
2.80%, 03/01/27 (a)	100,000	95,158
5.04%, 05/01/27 (a)	300,000	300,231
6.26%, 05/01/27 (a)(d)	200,000	205,026
3.25%, 02/01/28 (a)	250,000	236,320
3.25%, 03/01/28 (a)	75,000	70,618
3.45%, 11/01/28 (a)	50,000	46,894
3.20%, 03/01/29 (a)	150,000	138,582
6.30%, 05/01/29 (a)(d)	250,000	260,820
2.95%, 02/01/30 (a)	150,000	134,325
5.15%, 05/01/30 (a)	800,000	796,936
3.63%, 02/01/31 (a)	250,000	228,187
6.39%, 05/01/31 (a)(d)	250,000	263,370
6.13%, 02/15/33	75,000	77,935
3.60%, 05/01/34 (a)	100,000	84,997
6.53%, 05/01/34 (a)(d)	475,000	504,559
3.25%, 02/01/35 (a)	150,000	121,224
6.63%, 02/15/38	100,000	105,816
3.55%, 03/01/38 (a)	100,000	77,645
3.50%, 03/01/39 (a)	50,000	37,929
6.88%, 03/15/39	80,000	85,770
5.88%, 02/15/40	100,000	98,319
5.71%, 05/01/40 (a)	550,000	534,017
3.38%, 06/15/46 (a)	75,000	50,822
3.65%, 03/01/47 (a)	50,000	34,975
3.63%, 03/01/48 (a)	50,000	34,637
3.85%, 11/01/48 (a)	100,000	71,313
3.90%, 05/01/49 (a)	100,000	71,755
3.75%, 02/01/50 (a)	250,000	176,967
5.81%, 05/01/50 (a)	1,000,000	956,770
6.86%, 05/01/54 (a)(d)	475,000	516,629
3.83%, 03/01/59 (a)	50,000	33,421
3.95%, 08/01/59 (a)	150,000	101,933
5.93%, 05/01/60 (a)	700,000	663,796
7.01%, 05/01/64 (a)(d)	250,000	272,940
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	146,358
2.75%, 03/01/30 (a)	150,000	135,692
2.20%, 03/01/32 (a)	100,000	83,243
Carrier Global Corp.
2.49%, 02/15/27 (a)	56,000	53,628
2.72%, 02/15/30 (a)	400,000	362,112

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 02/15/31 (a)(d)	150,000	132,801
5.90%, 03/15/34 (a)	200,000	212,152
3.38%, 04/05/40 (a)	300,000	241,185
3.58%, 04/05/50 (a)(d)	325,000	248,404
6.20%, 03/15/54 (a)	87,000	97,443
Caterpillar Financial Services Corp.
5.05%, 02/27/26	150,000	151,192
0.90%, 03/02/26	100,000	95,812
4.35%, 05/15/26	200,000	199,930
2.40%, 08/09/26	162,000	156,737
1.15%, 09/14/26	100,000	94,604
1.70%, 01/08/27	100,000	94,682
3.60%, 08/12/27	150,000	147,399
1.10%, 09/14/27	250,000	229,787
4.40%, 10/15/27	150,000	150,264
4.60%, 11/15/27	200,000	200,921
4.85%, 02/27/29	100,000	101,503
4.38%, 08/16/29	200,000	199,280
4.70%, 11/15/29	200,000	201,544
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	92,116
2.60%, 04/09/30 (a)	200,000	182,264
1.90%, 03/12/31 (a)	200,000	173,000
5.30%, 09/15/35	100,000	104,697
6.05%, 08/15/36	100,000	111,305
5.20%, 05/27/41	150,000	152,715
3.80%, 08/15/42	350,000	296,747
4.30%, 05/15/44 (a)	100,000	90,034
3.25%, 09/19/49 (a)	100,000	73,666
3.25%, 04/09/50 (a)	250,000	183,500
4.75%, 05/15/64 (a)	100,000	92,649
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	250,000	241,980
1.45%, 07/15/26 (a)	100,000	94,944
4.55%, 04/10/28 (a)	100,000	99,365
5.50%, 01/12/29 (a)	100,000	102,640
5.10%, 04/20/29 (a)	100,000	101,237
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	98,201
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	205,436
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	203,484
Deere & Co.
5.38%, 10/16/29	112,000	116,640
3.10%, 04/15/30 (a)	150,000	139,619
7.13%, 03/03/31	75,000	86,152
3.90%, 06/09/42 (a)	200,000	173,582
2.88%, 09/07/49 (a)	100,000	69,554
3.75%, 04/15/50 (a)	150,000	122,651
Dover Corp.
5.38%, 03/01/41 (a)	100,000	101,242
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	130,808
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	145,087
4.35%, 05/18/28 (a)	100,000	100,041
4.00%, 11/02/32	96,000	91,845
4.15%, 03/15/33 (a)	200,000	192,806
4.15%, 11/02/42	150,000	132,825
3.92%, 09/15/47 (a)	100,000	82,755
4.70%, 08/23/52 (a)	100,000	93,305
Embraer Netherlands Finance BV
5.40%, 02/01/27	100,000	100,905
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	140,944
1.80%, 10/15/27 (a)	150,000	139,848
2.00%, 12/21/28 (a)	200,000	181,964
2.20%, 12/21/31 (a)	200,000	171,226
5.25%, 11/15/39	50,000	50,945
2.75%, 10/15/50 (a)	100,000	66,437
2.80%, 12/21/51 (a)	200,000	131,750
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	125,000	122,599
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	138,980
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	146,518
4.30%, 06/15/46 (a)	80,000	67,718
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	93,594
4.00%, 03/25/32 (a)	100,000	93,781
5.88%, 06/01/33 (a)	100,000	104,809
4.50%, 03/25/52 (a)	100,000	83,181
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	244,930
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	100,000	98,697
4.42%, 11/15/35	200,000	191,050
General Dynamics Corp.
1.15%, 06/01/26 (a)	100,000	95,512
2.13%, 08/15/26 (a)	100,000	96,396
3.50%, 04/01/27 (a)	100,000	98,108
3.75%, 05/15/28 (a)	300,000	293,469
3.63%, 04/01/30 (a)	150,000	143,652
2.25%, 06/01/31 (a)	100,000	87,310
4.25%, 04/01/40 (a)	100,000	91,033
2.85%, 06/01/41 (a)	100,000	74,694
3.60%, 11/15/42 (a)	150,000	125,040
4.25%, 04/01/50 (a)	150,000	130,569
General Electric Co.
6.75%, 03/15/32	200,000	223,834
5.88%, 01/14/38	100,000	106,382
6.88%, 01/10/39	100,000	117,197
4.50%, 03/11/44	100,000	91,077
4.35%, 05/01/50 (a)	150,000	132,723
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	101,736
5.35%, 08/01/33 (a)	100,000	102,075
Hexcel Corp.
4.20%, 02/15/27 (a)	200,000	196,432
Honeywell International, Inc.
2.50%, 11/01/26 (a)	300,000	289,860
1.10%, 03/01/27 (a)	200,000	186,280
4.65%, 07/30/27 (a)	200,000	201,548
4.25%, 01/15/29 (a)	200,000	199,466
2.70%, 08/15/29 (a)	150,000	139,109
4.88%, 09/01/29 (a)	100,000	101,818
4.70%, 02/01/30 (a)	200,000	201,066
1.95%, 06/01/30 (a)	200,000	174,958
1.75%, 09/01/31 (a)	250,000	209,450
4.95%, 09/01/31 (a)	100,000	101,954
4.75%, 02/01/32 (a)	200,000	200,754
5.00%, 02/15/33 (a)	225,000	229,081
4.50%, 01/15/34 (a)	200,000	195,796
5.00%, 03/01/35 (a)	300,000	302,979
5.70%, 03/15/37	100,000	106,819
3.81%, 11/21/47 (a)	150,000	121,769
2.80%, 06/01/50 (a)	150,000	101,556

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 03/01/54 (a)	300,000	298,866
5.35%, 03/01/64 (a)	150,000	150,882
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,701
6.75%, 01/15/28	100,000	105,788
3.00%, 01/15/29 (a)	100,000	93,874
4.85%, 10/15/31 (a)	100,000	99,989
5.95%, 02/01/37	100,000	106,954
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	98,358
3.50%, 02/15/28 (a)	100,000	96,469
2.30%, 03/15/31 (a)	100,000	86,121
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	96,201
2.04%, 08/16/28 (a)	100,000	90,369
4.20%, 05/01/30 (a)	100,000	95,522
5.75%, 01/15/35 (a)	100,000	102,006
IDEX Corp.
4.95%, 09/01/29 (a)	75,000	75,621
3.00%, 05/01/30 (a)	200,000	182,068
2.63%, 06/15/31 (a)	75,000	65,437
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	193,976
3.90%, 09/01/42 (a)	300,000	256,833
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	150,000	152,115
5.40%, 08/14/28 (a)	75,000	76,814
5.18%, 06/15/29 (a)	150,000	152,667
5.31%, 06/15/31 (a)	75,000	76,813
5.70%, 08/14/33 (a)	200,000	208,648
5.45%, 06/15/34 (a)	150,000	153,970
5.70%, 06/15/54 (a)	100,000	103,975
John Deere Capital Corp.
4.80%, 01/09/26	200,000	200,712
0.70%, 01/15/26	100,000	95,922
5.05%, 03/03/26	100,000	100,870
4.75%, 06/08/26	150,000	150,883
2.65%, 06/10/26	200,000	194,904
1.05%, 06/17/26	100,000	95,065
5.15%, 09/08/26	100,000	101,381
1.30%, 10/13/26	100,000	94,550
4.50%, 01/08/27	100,000	100,483
1.70%, 01/11/27	200,000	189,392
4.85%, 03/05/27	100,000	101,069
1.75%, 03/09/27	200,000	188,784
4.90%, 06/11/27	150,000	151,926
4.20%, 07/15/27	200,000	199,376
4.15%, 09/15/27	200,000	198,916
3.05%, 01/06/28	50,000	48,310
4.75%, 01/20/28	200,000	202,258
4.90%, 03/03/28	100,000	101,575
1.50%, 03/06/28	150,000	137,028
4.95%, 07/14/28	250,000	254,595
4.50%, 01/16/29	150,000	150,451
3.45%, 03/07/29	100,000	96,164
3.35%, 04/18/29	100,000	95,934
4.85%, 06/11/29	150,000	152,400
2.80%, 07/18/29	150,000	139,731
4.85%, 10/11/29	100,000	101,851
2.45%, 01/09/30	100,000	90,555
4.70%, 06/10/30	200,000	202,060
1.45%, 01/15/31	100,000	83,818
4.90%, 03/07/31	150,000	152,179
2.00%, 06/17/31	100,000	85,557
4.40%, 09/08/31	200,000	196,984
3.90%, 06/07/32	100,000	95,071
4.35%, 09/15/32	150,000	147,222
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 09/08/33	175,000	180,456
5.10%, 04/11/34	200,000	205,044
5.05%, 06/12/34	150,000	153,136
Johnson Controls International PLC
6.00%, 01/15/36	50,000	53,827
4.63%, 07/02/44 (a)	95,000	85,697
4.50%, 02/15/47 (a)	100,000	87,649
4.95%, 07/02/64 (a)(e)	100,000	90,340
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	75,000	77,495
1.75%, 09/15/30 (a)	150,000	127,151
2.00%, 09/16/31 (a)	100,000	84,475
4.90%, 12/01/32 (a)	100,000	100,622
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	99,185
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	75,000	73,865
5.40%, 01/15/27	225,000	228,787
4.40%, 06/15/28 (a)	300,000	297,325
5.05%, 06/01/29 (a)	150,000	151,909
2.90%, 12/15/29 (a)	50,000	45,758
1.80%, 01/15/31 (a)	200,000	168,152
5.25%, 06/01/31 (a)	150,000	153,091
5.40%, 07/31/33 (a)	275,000	281,732
5.35%, 06/01/34 (a)	150,000	153,151
6.15%, 12/15/40	95,000	102,827
5.05%, 04/27/45 (a)	100,000	96,208
5.60%, 07/31/53 (a)	100,000	102,399
5.50%, 08/15/54 (a)	100,000	101,420
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	95,311
4.40%, 03/15/29 (a)	100,000	95,105
3.50%, 11/15/51 (a)	100,000	67,229
Lennox International, Inc.
1.70%, 08/01/27 (a)	75,000	69,438
5.50%, 09/15/28 (a)	100,000	102,626
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	175,000	173,222
5.10%, 11/15/27 (a)	150,000	153,091
4.45%, 05/15/28 (a)	100,000	100,298
4.50%, 02/15/29 (a)	100,000	99,988
1.85%, 06/15/30 (a)	100,000	86,862
3.90%, 06/15/32 (a)	150,000	142,191
5.25%, 01/15/33 (a)	150,000	155,044
4.75%, 02/15/34 (a)	150,000	149,076
4.80%, 08/15/34 (a)	100,000	99,536
3.60%, 03/01/35 (a)	100,000	90,125
4.50%, 05/15/36 (a)	125,000	120,746
6.15%, 09/01/36	100,000	110,798
5.72%, 06/01/40	100,000	106,530
4.07%, 12/15/42	200,000	174,520
3.80%, 03/01/45 (a)	150,000	124,062
4.70%, 05/15/46 (a)	250,000	233,912
2.80%, 06/15/50 (a)	150,000	99,611
4.09%, 09/15/52 (a)	288,000	240,892
4.15%, 06/15/53 (a)	150,000	126,366
5.70%, 11/15/54 (a)	150,000	160,558
5.20%, 02/15/55 (a)	150,000	149,883
4.30%, 06/15/62 (a)	125,000	105,203
5.90%, 11/15/63 (a)	150,000	165,067
5.20%, 02/15/64 (a)	100,000	98,822
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	48,660
3.50%, 12/15/27 (a)	50,000	48,487
2.50%, 03/15/30 (a)	100,000	89,681
2.40%, 07/15/31 (a)	200,000	172,660
5.15%, 12/01/34 (a)	125,000	125,421

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 12/15/47 (a)	100,000	85,036
3.20%, 07/15/51 (a)	150,000	104,433
5.50%, 12/01/54 (a)	125,000	125,539
Masco Corp.
1.50%, 02/15/28 (a)	100,000	90,908
2.00%, 10/01/30 (a)	100,000	85,413
2.00%, 02/15/31 (a)	125,000	106,439
4.50%, 05/15/47 (a)	100,000	86,352
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	150,112
Nordson Corp.
4.50%, 12/15/29 (a)	150,000	147,972
5.80%, 09/15/33 (a)	100,000	105,685
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	97,328
3.25%, 01/15/28 (a)	375,000	360,547
4.60%, 02/01/29 (a)	150,000	150,163
4.40%, 05/01/30 (a)	150,000	148,089
4.70%, 03/15/33 (a)	150,000	148,486
4.90%, 06/01/34 (a)	150,000	149,862
5.15%, 05/01/40 (a)	100,000	99,249
5.05%, 11/15/40	100,000	97,952
4.75%, 06/01/43	150,000	140,328
3.85%, 04/15/45 (a)	75,000	61,489
4.03%, 10/15/47 (a)	400,000	331,924
5.25%, 05/01/50 (a)	200,000	197,288
4.95%, 03/15/53 (a)	150,000	142,017
5.20%, 06/01/54 (a)	200,000	196,544
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	149,110
5.65%, 05/15/33 (a)	100,000	102,461
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	91,894
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	100,000	95,124
5.25%, 08/16/28 (a)	100,000	102,045
2.57%, 02/15/30 (a)	250,000	224,627
5.13%, 11/19/31 (a)	125,000	126,986
3.11%, 02/15/40 (a)	175,000	137,405
3.36%, 02/15/50 (a)	125,000	91,926
Owens Corning
3.40%, 08/15/26 (a)	75,000	73,384
5.50%, 06/15/27 (a)	100,000	102,025
3.95%, 08/15/29 (a)	100,000	96,601
3.50%, 02/15/30 (a)	75,000	70,429
3.88%, 06/01/30 (a)	100,000	95,408
5.70%, 06/15/34 (a)	150,000	156,498
7.00%, 12/01/36	25,000	28,765
4.30%, 07/15/47 (a)	100,000	83,976
4.40%, 01/30/48 (a)	100,000	84,386
5.95%, 06/15/54 (a)	125,000	132,143
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	97,282
4.25%, 09/15/27 (a)	200,000	198,728
3.25%, 06/14/29 (a)	150,000	142,098
4.50%, 09/15/29 (a)	200,000	199,740
4.20%, 11/21/34 (a)	150,000	143,169
6.25%, 05/15/38	50,000	54,969
4.45%, 11/21/44 (a)	100,000	89,819
4.10%, 03/01/47 (a)	100,000	84,491
4.00%, 06/14/49 (a)	100,000	83,425
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	73,697
5.90%, 07/15/32 (a)	50,000	52,985
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Precision Castparts Corp.
3.90%, 01/15/43 (a)	100,000	84,322
4.38%, 06/15/45 (a)	100,000	89,555
Regal Rexnord Corp.
6.05%, 02/15/26	200,000	202,126
6.05%, 04/15/28 (a)	200,000	205,794
6.30%, 02/15/30 (a)	200,000	208,732
6.40%, 04/15/33 (a)	200,000	211,114
Republic Services, Inc.
2.90%, 07/01/26 (a)	200,000	195,168
3.38%, 11/15/27 (a)	150,000	145,537
3.95%, 05/15/28 (a)	100,000	97,982
4.88%, 04/01/29 (a)	100,000	100,946
2.30%, 03/01/30 (a)	200,000	178,008
1.45%, 02/15/31 (a)	250,000	206,762
1.75%, 02/15/32 (a)	100,000	81,922
5.00%, 12/15/33 (a)	100,000	100,605
5.00%, 04/01/34 (a)	150,000	150,643
6.20%, 03/01/40	100,000	110,357
5.70%, 05/15/41 (a)	75,000	78,143
3.05%, 03/01/50 (a)	100,000	70,433
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	95,744
1.75%, 08/15/31 (a)	100,000	83,562
4.20%, 03/01/49 (a)	100,000	86,912
2.80%, 08/15/61 (a)	100,000	60,206
RTX Corp.
5.00%, 02/27/26 (a)	100,000	100,470
2.65%, 11/01/26 (a)	150,000	145,161
5.75%, 11/08/26 (a)	225,000	229,617
3.50%, 03/15/27 (a)	200,000	195,262
3.13%, 05/04/27 (a)	200,000	193,222
7.20%, 08/15/27	75,000	80,372
4.13%, 11/16/28 (a)	550,000	540,446
5.75%, 01/15/29 (a)	200,000	208,592
7.50%, 09/15/29	100,000	111,942
2.25%, 07/01/30 (a)	150,000	132,026
6.00%, 03/15/31 (a)	175,000	186,384
1.90%, 09/01/31 (a)	200,000	166,810
2.38%, 03/15/32 (a)	200,000	169,532
5.15%, 02/27/33 (a)	200,000	202,684
6.10%, 03/15/34 (a)	275,000	296,216
5.40%, 05/01/35	75,000	77,477
6.05%, 06/01/36	100,000	108,376
6.13%, 07/15/38	100,000	108,783
4.45%, 11/16/38 (a)	100,000	92,439
5.70%, 04/15/40	100,000	105,146
4.88%, 10/15/40 (d)	150,000	143,482
4.70%, 12/15/41	100,000	92,777
4.50%, 06/01/42	600,000	543,720
4.80%, 12/15/43 (a)	50,000	46,494
4.15%, 05/15/45 (a)	175,000	148,160
3.75%, 11/01/46 (a)	225,000	177,878
4.35%, 04/15/47 (a)	150,000	129,704
4.05%, 05/04/47 (a)	100,000	82,333
4.63%, 11/16/48 (a)	300,000	270,153
3.13%, 07/01/50 (a)	200,000	138,020
2.82%, 09/01/51 (a)	200,000	128,700
3.03%, 03/15/52 (a)	200,000	133,782
5.38%, 02/27/53 (a)	200,000	199,434
6.40%, 03/15/54 (a)	300,000	343,146
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	85,165
3.10%, 05/01/50 (a)	100,000	70,805
Sonoco Products Co.
4.45%, 09/01/26	100,000	99,478
4.60%, 09/01/29 (a)	100,000	98,446

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 05/01/30 (a)	100,000	91,784
2.85%, 02/01/32 (a)	100,000	86,803
5.00%, 09/01/34 (a)	150,000	146,512
5.75%, 11/01/40 (a)	150,000	153,453
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	147,456
6.00%, 03/06/28 (a)	100,000	104,251
4.25%, 11/15/28 (a)	150,000	147,756
2.30%, 03/15/30 (a)	200,000	175,794
5.20%, 09/01/40	100,000	98,182
4.85%, 11/15/48 (a)	75,000	67,985
2.75%, 11/15/50 (a)	100,000	61,109
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	400,000	370,032
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	99,028
3.38%, 03/01/28 (a)	100,000	95,859
3.00%, 06/01/30 (a)	100,000	90,926
2.45%, 03/15/31 (a)	250,000	216,045
Timken Co.
4.50%, 12/15/28 (a)	100,000	98,325
4.13%, 04/01/32 (a)	100,000	94,553
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	50,000	49,260
3.80%, 03/21/29 (a)	100,000	97,056
5.25%, 03/03/33 (a)	200,000	205,220
5.10%, 06/13/34 (a)	100,000	101,646
4.50%, 03/21/49 (a)	75,000	68,215
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	97,511
5.75%, 06/15/43	100,000	105,386
4.30%, 02/21/48 (a)	75,000	66,120
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	94,084
5.25%, 10/01/54 (a)	75,000	70,447
Veralto Corp.
5.50%, 09/18/26 (a)	100,000	101,300
5.35%, 09/18/28 (a)	100,000	102,246
5.45%, 09/18/33 (a)	175,000	179,637
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	191,844
2.95%, 04/01/31 (a)	100,000	87,258
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	147,946
3.50%, 06/01/30 (a)	50,000	46,935
5.35%, 12/01/34 (a)	125,000	127,805
4.50%, 06/15/47 (a)	150,000	131,729
4.70%, 03/01/48 (a)	100,000	91,106
5.70%, 12/01/54 (a)	200,000	207,048
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	98,806
3.50%, 05/01/29 (a)	100,000	95,679
2.60%, 02/01/30 (a)	150,000	135,935
3.20%, 06/01/32 (a)	100,000	89,682
4.20%, 01/15/33 (a)	125,000	119,186
5.00%, 03/01/34 (a)	150,000	150,648
3.05%, 04/01/50 (a)	100,000	68,494
2.95%, 01/15/52 (a)	200,000	133,644
Waste Management, Inc.
4.95%, 07/03/27 (a)	150,000	151,896
3.15%, 11/15/27 (a)	200,000	192,926
1.15%, 03/15/28 (a)	100,000	90,047
4.50%, 03/15/28 (a)	150,000	149,884
3.88%, 01/15/29 (a)(d)	250,000	242,742
4.88%, 02/15/29 (a)	150,000	152,324
4.63%, 02/15/30 (a)	150,000	150,214
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 03/15/30 (a)	125,000	124,914
1.50%, 03/15/31 (a)	150,000	124,517
4.95%, 07/03/31 (a)	125,000	127,088
4.80%, 03/15/32 (a)	125,000	125,089
4.15%, 04/15/32 (a)	200,000	193,140
4.63%, 02/15/33 (a)	100,000	99,572
4.88%, 02/15/34 (a)	250,000	251,405
4.95%, 03/15/35 (a)	250,000	250,572
2.95%, 06/01/41 (a)	75,000	57,025
4.10%, 03/01/45 (a)	112,000	96,746
4.15%, 07/15/49 (a)	100,000	85,828
2.50%, 11/15/50 (a)	150,000	93,041
5.35%, 10/15/54 (a)	200,000	203,294
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	100,000	97,543
4.70%, 09/15/28 (a)(g)	250,000	249,455
5.61%, 03/11/34 (a)	75,000	77,519
WW Grainger, Inc.
4.45%, 09/15/34 (a)	100,000	97,995
4.60%, 06/15/45 (a)	100,000	93,178
4.20%, 05/15/47 (a)	200,000	174,318
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	97,486
1.95%, 01/30/28 (a)	100,000	92,674
2.25%, 01/30/31 (a)	150,000	129,686
		71,062,651
Communications 2.0%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	190,428
2.88%, 05/07/30 (a)	200,000	181,212
4.70%, 07/21/32 (a)	200,000	196,374
6.38%, 03/01/35	200,000	218,528
6.13%, 03/30/40	430,000	459,395
4.38%, 07/16/42	200,000	176,406
4.38%, 04/22/49 (a)	200,000	173,966
American Tower Corp.
4.40%, 02/15/26 (a)	100,000	99,559
1.60%, 04/15/26 (a)	150,000	143,862
1.45%, 09/15/26 (a)	50,000	47,226
3.38%, 10/15/26 (a)	150,000	146,409
2.75%, 01/15/27 (a)	150,000	144,246
3.13%, 01/15/27 (a)	130,000	126,142
3.65%, 03/15/27 (a)	150,000	146,654
3.55%, 07/15/27 (a)	100,000	97,317
3.60%, 01/15/28 (a)	100,000	96,796
1.50%, 01/31/28 (a)	100,000	90,599
5.50%, 03/15/28 (a)	100,000	102,267
5.25%, 07/15/28 (a)	100,000	101,638
5.80%, 11/15/28 (a)	150,000	155,382
5.20%, 02/15/29 (a)	75,000	76,211
3.95%, 03/15/29 (a)	100,000	96,854
3.80%, 08/15/29 (a)	250,000	239,782
2.90%, 01/15/30 (a)	150,000	137,007
5.00%, 01/31/30 (a)	100,000	100,714
2.10%, 06/15/30 (a)	100,000	86,729
1.88%, 10/15/30 (a)	150,000	127,236
2.70%, 04/15/31 (a)	100,000	87,937
2.30%, 09/15/31 (a)	200,000	169,770
4.05%, 03/15/32 (a)	150,000	141,938
5.65%, 03/15/33 (a)	150,000	155,270
5.55%, 07/15/33 (a)	200,000	205,614
5.90%, 11/15/33 (a)	150,000	158,030
5.45%, 02/15/34 (a)	175,000	179,070
5.40%, 01/31/35 (a)	100,000	101,451
3.70%, 10/15/49 (a)	100,000	76,063

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 06/15/50 (a)	200,000	136,356
2.95%, 01/15/51 (a)	150,000	99,296
AppLovin Corp.
5.13%, 12/01/29 (a)(h)	200,000	201,522
5.38%, 12/01/31 (a)(h)	200,000	202,188
5.50%, 12/01/34 (a)(h)	200,000	202,276
5.95%, 12/01/54 (a)(h)	100,000	102,976
AT&T, Inc.
3.88%, 01/15/26 (a)	50,000	49,545
1.70%, 03/25/26 (a)	550,000	529,512
2.95%, 07/15/26 (a)	100,000	97,545
3.80%, 02/15/27 (a)	150,000	147,525
4.25%, 03/01/27 (a)	300,000	298,056
2.30%, 06/01/27 (a)	500,000	472,965
1.65%, 02/01/28 (a)	400,000	365,276
4.10%, 02/15/28 (a)	327,000	322,291
4.35%, 03/01/29 (a)	500,000	495,175
4.30%, 02/15/30 (a)	547,000	536,355
2.75%, 06/01/31 (a)	550,000	488,031
2.25%, 02/01/32 (a)	450,000	379,413
2.55%, 12/01/33 (a)	707,000	582,844
5.40%, 02/15/34 (a)	500,000	514,170
4.50%, 05/15/35 (a)	400,000	380,324
5.25%, 03/01/37 (a)	175,000	176,164
4.90%, 08/15/37 (a)	150,000	145,626
6.30%, 01/15/38	100,000	110,340
6.55%, 02/15/39	75,000	82,955
4.85%, 03/01/39 (a)	200,000	191,976
6.00%, 08/15/40 (a)	50,000	52,728
5.35%, 09/01/40	150,000	149,948
6.38%, 03/01/41	100,000	109,461
3.50%, 06/01/41 (a)	450,000	360,553
5.55%, 08/15/41	75,000	76,127
5.15%, 03/15/42	50,000	48,442
4.30%, 12/15/42 (a)	275,000	240,207
3.10%, 02/01/43 (a)	100,000	75,187
4.65%, 06/01/44 (a)	100,000	89,569
4.35%, 06/15/45 (a)	200,000	171,784
4.85%, 07/15/45 (a)	100,000	91,265
4.75%, 05/15/46 (a)	300,000	273,186
5.15%, 11/15/46 (a)	150,000	144,228
5.65%, 02/15/47 (a)	150,000	154,814
5.45%, 03/01/47 (a)	75,000	74,600
4.50%, 03/09/48 (a)	350,000	305,256
4.55%, 03/09/49 (a)	200,000	175,988
5.15%, 02/15/50 (a)	150,000	143,039
3.65%, 06/01/51 (a)	550,000	409,420
3.30%, 02/01/52 (a)	150,000	105,551
3.50%, 09/15/53 (a)	1,385,000	989,763
3.55%, 09/15/55 (a)	1,373,000	976,876
5.70%, 03/01/57 (a)	75,000	75,848
3.80%, 12/01/57 (a)	1,086,000	800,132
3.65%, 09/15/59 (a)	1,174,000	829,478
3.85%, 06/01/60 (a)	275,000	203,145
3.50%, 02/01/61 (a)	100,000	68,640
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	82,911
5.10%, 05/11/33 (a)	100,000	99,216
5.20%, 02/15/34 (a)	150,000	149,984
4.46%, 04/01/48 (a)	200,000	170,186
4.30%, 07/29/49 (a)	100,000	82,328
3.65%, 03/17/51 (a)	100,000	73,172
3.20%, 02/15/52 (a)	125,000	83,825
3.65%, 08/15/52 (a)	150,000	109,751
5.55%, 02/15/54 (a)	150,000	148,520
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	253,555
9.63%, 12/15/30 (g)	450,000	554,211
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	200,000	204,312
3.75%, 02/15/28 (a)	200,000	192,084
4.20%, 03/15/28 (a)	300,000	291,582
2.25%, 01/15/29 (a)	200,000	177,826
5.05%, 03/30/29 (a)	200,000	198,272
6.10%, 06/01/29 (a)	250,000	257,422
2.80%, 04/01/31 (a)	300,000	257,565
2.30%, 02/01/32 (a)	200,000	161,872
4.40%, 04/01/33 (a)	150,000	137,406
6.65%, 02/01/34 (a)	150,000	158,182
6.55%, 06/01/34 (a)	300,000	314,775
6.38%, 10/23/35 (a)	430,000	442,543
5.38%, 04/01/38 (a)	150,000	138,408
3.50%, 06/01/41 (a)	300,000	215,760
3.50%, 03/01/42 (a)	250,000	177,595
6.48%, 10/23/45 (a)	625,000	615,331
5.38%, 05/01/47 (a)	450,000	384,907
5.75%, 04/01/48 (a)	475,000	425,054
5.13%, 07/01/49 (a)	200,000	164,676
4.80%, 03/01/50 (a)	500,000	394,905
3.70%, 04/01/51 (a)	375,000	248,576
3.90%, 06/01/52 (a)	500,000	340,435
5.25%, 04/01/53 (a)	250,000	212,540
6.83%, 10/23/55 (a)	100,000	102,117
3.85%, 04/01/61 (a)	375,000	239,959
4.40%, 12/01/61 (a)	250,000	176,190
3.95%, 06/30/62 (a)	250,000	161,645
5.50%, 04/01/63 (a)	200,000	167,578
Comcast Corp.
3.15%, 03/01/26 (a)	400,000	393,620
2.35%, 01/15/27 (a)	200,000	191,398
3.30%, 02/01/27 (a)	250,000	244,020
3.30%, 04/01/27 (a)	200,000	195,030
5.35%, 11/15/27 (a)	150,000	153,602
3.15%, 02/15/28 (a)	350,000	335,758
3.55%, 05/01/28 (a)	200,000	193,798
4.15%, 10/15/28 (a)	750,000	739,530
4.55%, 01/15/29 (a)	200,000	200,294
5.10%, 06/01/29 (a)	150,000	153,266
2.65%, 02/01/30 (a)	300,000	272,073
3.40%, 04/01/30 (a)	250,000	235,082
4.25%, 10/15/30 (a)	300,000	293,496
1.95%, 01/15/31 (a)	200,000	170,210
1.50%, 02/15/31 (a)	300,000	248,307
5.50%, 11/15/32 (a)	200,000	209,048
4.25%, 01/15/33	250,000	239,242
4.65%, 02/15/33 (a)	200,000	197,732
7.05%, 03/15/33	150,000	171,643
4.80%, 05/15/33 (a)	200,000	199,094
5.30%, 06/01/34 (a)	300,000	308,121
4.20%, 08/15/34 (a)	250,000	235,545
5.65%, 06/15/35	100,000	104,979
4.40%, 08/15/35 (a)	100,000	94,998
6.50%, 11/15/35	145,000	162,681
3.20%, 07/15/36 (a)	175,000	146,235
6.45%, 03/15/37	100,000	111,163
6.95%, 08/15/37	100,000	115,772
3.90%, 03/01/38 (a)	250,000	218,062
4.60%, 10/15/38 (a)	200,000	188,318
6.55%, 07/01/39	50,000	56,154
3.25%, 11/01/39 (a)	200,000	158,104
3.75%, 04/01/40 (a)	275,000	230,923
4.65%, 07/15/42	100,000	92,379
4.75%, 03/01/44	50,000	46,258
4.60%, 08/15/45 (a)	100,000	90,060
3.40%, 07/15/46 (a)	200,000	149,320

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 08/15/47 (a)	150,000	122,331
3.97%, 11/01/47 (a)	375,000	302,355
4.00%, 03/01/48 (a)	200,000	162,270
4.70%, 10/15/48 (a)	375,000	343,305
4.00%, 11/01/49 (a)	400,000	322,488
3.45%, 02/01/50 (a)	300,000	219,357
2.80%, 01/15/51 (a)	350,000	223,681
2.89%, 11/01/51 (a)	944,000	611,070
2.45%, 08/15/52 (a)	300,000	175,455
4.05%, 11/01/52 (a)	202,000	162,527
5.35%, 05/15/53 (a)	275,000	271,155
5.65%, 06/01/54 (a)	250,000	257,507
2.94%, 11/01/56 (a)	1,076,000	675,427
4.95%, 10/15/58 (a)	225,000	208,573
2.65%, 08/15/62 (a)	200,000	113,350
2.99%, 11/01/63 (a)	689,000	419,098
5.50%, 05/15/64 (a)	250,000	249,612
Crown Castle, Inc.
4.45%, 02/15/26 (a)	195,000	194,249
3.70%, 06/15/26 (a)	100,000	98,417
1.05%, 07/15/26 (a)	150,000	141,386
2.90%, 03/15/27 (a)	200,000	192,344
3.65%, 09/01/27 (a)	200,000	194,502
5.00%, 01/11/28 (a)	200,000	201,352
3.80%, 02/15/28 (a)	150,000	145,542
4.80%, 09/01/28 (a)	200,000	199,608
4.30%, 02/15/29 (a)	100,000	97,830
4.90%, 09/01/29 (a)	100,000	100,004
3.10%, 11/15/29 (a)	100,000	92,144
3.30%, 07/01/30 (a)	150,000	137,607
2.25%, 01/15/31 (a)	200,000	170,588
2.10%, 04/01/31 (a)	200,000	168,156
2.50%, 07/15/31 (a)	150,000	128,654
5.10%, 05/01/33 (a)	150,000	149,601
5.80%, 03/01/34 (a)	200,000	207,912
5.20%, 09/01/34 (a)	100,000	99,435
2.90%, 04/01/41 (a)	250,000	182,527
4.75%, 05/15/47 (a)	100,000	88,866
5.20%, 02/15/49 (a)	50,000	47,026
4.00%, 11/15/49 (a)	75,000	59,205
4.15%, 07/01/50 (a)	50,000	40,534
3.25%, 01/15/51 (a)	200,000	138,406
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	600,000	707,286
9.25%, 06/01/32	150,000	190,251
Discovery Communications LLC
4.90%, 03/11/26 (a)	100,000	99,649
3.95%, 03/20/28 (a)	250,000	239,297
4.13%, 05/15/29 (a)	150,000	142,038
3.63%, 05/15/30 (a)	200,000	181,338
5.00%, 09/20/37 (a)	150,000	131,817
6.35%, 06/01/40	150,000	145,553
5.20%, 09/20/47 (a)	210,000	173,491
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	84,433
2.95%, 02/15/51 (a)	125,000	84,525
Fox Corp.
4.71%, 01/25/29 (a)	400,000	400,096
3.50%, 04/08/30 (a)	100,000	94,052
6.50%, 10/13/33 (a)	200,000	215,090
5.48%, 01/25/39 (a)	200,000	196,826
5.58%, 01/25/49 (a)	300,000	292,194
Grupo Televisa SAB
6.63%, 01/15/40	200,000	192,658
5.00%, 05/13/45 (a)	300,000	234,465
6.13%, 01/31/46 (a)	200,000	179,776
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	99,819
4.75%, 03/30/30 (a)	100,000	99,643
2.40%, 03/01/31 (a)	100,000	86,321
3.38%, 03/01/41 (a)	100,000	76,457
5.40%, 10/01/48 (a)	100,000	97,540
Koninklijke KPN NV
8.38%, 10/01/30	100,000	117,446
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	440,617
4.60%, 05/15/28 (a)	250,000	252,190
4.30%, 08/15/29 (a)	200,000	199,382
4.80%, 05/15/30 (a)	200,000	203,870
4.55%, 08/15/31 (a)	200,000	200,128
3.85%, 08/15/32 (a)	500,000	475,310
4.95%, 05/15/33 (a)	300,000	307,224
4.75%, 08/15/34 (a)	550,000	550,159
4.45%, 08/15/52 (a)	500,000	446,535
5.60%, 05/15/53 (a)	500,000	526,835
5.40%, 08/15/54 (a)	600,000	612,966
4.65%, 08/15/62 (a)	250,000	225,910
5.75%, 05/15/63 (a)	300,000	319,674
5.55%, 08/15/64 (a)	500,000	517,625
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	83,549
5.95%, 04/01/41	100,000	105,635
4.45%, 01/15/43	130,000	116,598
Netflix, Inc.
4.38%, 11/15/26	175,000	174,851
4.88%, 04/15/28	275,000	277,915
5.88%, 11/15/28	325,000	340,051
6.38%, 05/15/29	225,000	241,144
4.90%, 08/15/34 (a)	150,000	151,088
5.40%, 08/15/54 (a)	150,000	153,792
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	88,837
4.20%, 06/01/30 (a)	100,000	97,391
2.60%, 08/01/31 (a)	150,000	130,259
5.30%, 11/01/34 (a)	100,000	101,227
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	250,000	246,612
Orange SA
9.00%, 03/01/31	400,000	485,312
5.38%, 01/13/42	150,000	149,517
5.50%, 02/06/44 (a)	150,000	151,803
Paramount Global
2.90%, 01/15/27 (a)	150,000	143,763
3.38%, 02/15/28 (a)	250,000	235,930
3.70%, 06/01/28 (a)	100,000	94,960
4.20%, 06/01/29 (a)	100,000	95,308
7.88%, 07/30/30	125,000	137,726
4.95%, 01/15/31 (a)	300,000	285,903
4.20%, 05/19/32 (a)	150,000	135,045
6.88%, 04/30/36	150,000	155,957
5.90%, 10/15/40 (a)	50,000	45,636
4.85%, 07/01/42 (a)	75,000	61,929
4.38%, 03/15/43	250,000	192,110
5.85%, 09/01/43 (a)	250,000	227,450
5.25%, 04/01/44 (a)	100,000	82,089
4.90%, 08/15/44 (a)	95,000	75,748
4.60%, 01/15/45 (a)	130,000	101,277
4.95%, 05/19/50 (a)	200,000	160,392
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	150,000	148,170
2.90%, 11/15/26 (a)	150,000	144,756
3.20%, 03/15/27 (a)	250,000	241,782
5.00%, 02/15/29 (a)	200,000	201,162

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 03/15/32 (a)	400,000	367,532
5.30%, 02/15/34 (a)	200,000	200,252
7.50%, 08/15/38	50,000	58,700
4.50%, 03/15/42 (a)	150,000	132,318
4.50%, 03/15/43 (a)	100,000	87,067
5.45%, 10/01/43 (a)	100,000	97,950
5.00%, 03/15/44 (a)	180,000	167,513
4.30%, 02/15/48 (a)	150,000	124,175
4.35%, 05/01/49 (a)	250,000	207,387
3.70%, 11/15/49 (a)	150,000	111,362
4.55%, 03/15/52 (a)	350,000	297,377
Sprint Capital Corp.
6.88%, 11/15/28	500,000	537,280
8.75%, 03/15/32	375,000	456,656
Sprint LLC
7.63%, 03/01/26 (a)	250,000	256,520
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	150,000	146,841
4.95%, 03/28/28 (a)	150,000	151,382
5.40%, 06/12/29 (a)	75,000	76,734
4.00%, 04/14/32 (a)	150,000	141,662
5.60%, 06/12/34 (a)	75,000	77,351
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,300
Telefonica Emisiones SA
4.10%, 03/08/27	300,000	296,271
7.05%, 06/20/36	365,000	412,468
4.67%, 03/06/38	150,000	137,663
5.21%, 03/08/47	450,000	417,861
4.90%, 03/06/48	300,000	267,864
5.52%, 03/01/49 (a)	150,000	145,451
Telefonica Europe BV
8.25%, 09/15/30	100,000	115,755
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	340,312
4.60%, 11/16/48 (a)	100,000	85,997
4.30%, 06/15/49 (a)	150,000	122,037
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	200,000	230,234
Time Warner Cable LLC
6.55%, 05/01/37	250,000	248,882
7.30%, 07/01/38	300,000	316,947
6.75%, 06/15/39	250,000	253,735
5.88%, 11/15/40 (a)	224,000	207,285
5.50%, 09/01/41 (a)	250,000	220,112
4.50%, 09/15/42 (a)	200,000	156,726
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	250,000	240,620
2.25%, 02/15/26 (a)	350,000	340,000
2.63%, 04/15/26 (a)	250,000	243,287
3.75%, 04/15/27 (a)	700,000	685,965
4.75%, 02/01/28 (a)	300,000	299,472
2.05%, 02/15/28 (a)	300,000	277,017
4.95%, 03/15/28 (a)	150,000	151,287
4.80%, 07/15/28 (a)	150,000	150,522
4.85%, 01/15/29 (a)	200,000	201,332
2.63%, 02/15/29 (a)	150,000	137,973
2.40%, 03/15/29 (a)	100,000	90,903
3.38%, 04/15/29 (a)	400,000	378,320
4.20%, 10/01/29 (a)	150,000	146,793
3.88%, 04/15/30 (a)	1,250,000	1,193,912
2.55%, 02/15/31 (a)	500,000	437,660
2.88%, 02/15/31 (a)	200,000	178,512
3.50%, 04/15/31 (a)	500,000	461,980
2.25%, 11/15/31 (a)	200,000	169,288
2.70%, 03/15/32 (a)	200,000	173,086
5.20%, 01/15/33 (a)	200,000	202,574
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 07/15/33 (a)	450,000	451,624
5.75%, 01/15/34 (a)	150,000	157,574
5.15%, 04/15/34 (a)	250,000	252,290
4.70%, 01/15/35 (a)	200,000	194,314
4.38%, 04/15/40 (a)	350,000	315,941
3.00%, 02/15/41 (a)	450,000	336,451
4.50%, 04/15/50 (a)	600,000	519,606
3.30%, 02/15/51 (a)	550,000	387,376
3.40%, 10/15/52 (a)	500,000	355,035
5.65%, 01/15/53 (a)	300,000	306,675
5.75%, 01/15/54 (a)	200,000	206,234
6.00%, 06/15/54 (a)	175,000	187,334
5.50%, 01/15/55 (a)	150,000	149,942
5.25%, 06/15/55 (a)	200,000	192,724
3.60%, 11/15/60 (a)	300,000	211,029
5.80%, 09/15/62 (a)	150,000	154,980
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	150,000	147,354
1.85%, 07/30/26	250,000	239,550
2.95%, 06/15/27	200,000	193,042
7.00%, 03/01/32	100,000	114,298
4.38%, 08/16/41	100,000	90,523
4.13%, 12/01/41	150,000	131,645
4.13%, 06/01/44	250,000	215,925
3.00%, 07/30/46	100,000	71,042
Verizon Communications, Inc.
2.63%, 08/15/26	300,000	292,413
4.13%, 03/16/27	550,000	545,061
3.00%, 03/22/27 (a)	150,000	145,037
2.10%, 03/22/28 (a)	500,000	461,370
4.33%, 09/21/28	800,000	792,832
3.88%, 02/08/29 (a)	200,000	194,774
4.02%, 12/03/29 (a)	700,000	679,245
3.15%, 03/22/30 (a)	250,000	231,477
1.50%, 09/18/30 (a)	250,000	209,945
1.68%, 10/30/30 (a)	192,000	161,432
7.75%, 12/01/30	102,000	117,756
1.75%, 01/20/31 (a)	400,000	334,964
2.55%, 03/21/31 (a)	600,000	525,540
2.36%, 03/15/32 (a)	813,000	686,091
5.05%, 05/09/33 (a)	175,000	177,238
4.50%, 08/10/33	400,000	386,848
6.40%, 09/15/33	100,000	110,643
4.40%, 11/01/34 (a)	330,000	314,794
4.78%, 02/15/35 (a)	430,000	419,865
5.85%, 09/15/35	75,000	79,473
4.27%, 01/15/36	205,000	190,021
5.25%, 03/16/37	200,000	201,336
4.81%, 03/15/39	200,000	191,488
2.65%, 11/20/40 (a)	500,000	356,750
3.40%, 03/22/41 (a)	650,000	513,526
2.85%, 09/03/41 (a)	250,000	181,112
4.75%, 11/01/41	75,000	70,128
3.85%, 11/01/42 (a)	100,000	82,443
6.55%, 09/15/43	175,000	200,254
4.13%, 08/15/46	200,000	167,138
4.86%, 08/21/46	400,000	374,460
5.50%, 03/16/47	100,000	102,777
4.52%, 09/15/48	250,000	220,392
5.01%, 04/15/49	150,000	146,241
4.00%, 03/22/50 (a)	275,000	221,669
2.88%, 11/20/50 (a)	500,000	326,115
3.55%, 03/22/51 (a)	800,000	595,368
3.88%, 03/01/52 (a)	150,000	117,699
5.50%, 02/23/54 (a)	200,000	202,574
5.01%, 08/21/54	175,000	164,050
4.67%, 03/15/55	175,000	156,501
2.99%, 10/30/56 (a)	650,000	411,918

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 11/20/60 (a)	350,000	217,129
3.70%, 03/22/61 (a)	625,000	455,006
Vodafone Group PLC
7.88%, 02/15/30	150,000	171,930
6.15%, 02/27/37	300,000	324,000
5.00%, 05/30/38	100,000	97,334
4.38%, 02/19/43	100,000	89,692
5.25%, 05/30/48	225,000	217,312
4.88%, 06/19/49	300,000	270,480
4.25%, 09/17/50	250,000	202,680
5.63%, 02/10/53 (a)	150,000	148,913
5.75%, 06/28/54 (a)	450,000	453,469
5.13%, 06/19/59	100,000	90,759
5.75%, 02/10/63 (a)	100,000	98,713
5.88%, 06/28/64 (a)	225,000	225,979
Walt Disney Co.
1.75%, 01/13/26	300,000	291,213
3.38%, 11/15/26 (a)	50,000	49,059
3.70%, 03/23/27	100,000	98,731
2.20%, 01/13/28	200,000	187,550
2.00%, 09/01/29 (a)	350,000	313,250
3.80%, 03/22/30	200,000	193,906
2.65%, 01/13/31	450,000	403,875
6.55%, 03/15/33	100,000	112,135
6.20%, 12/15/34	150,000	167,412
6.40%, 12/15/35	130,000	146,606
6.15%, 03/01/37	50,000	55,127
6.65%, 11/15/37	200,000	230,022
4.63%, 03/23/40 (a)	100,000	95,978
3.50%, 05/13/40 (a)	350,000	291,182
6.15%, 02/15/41	100,000	109,837
5.40%, 10/01/43	50,000	51,201
4.75%, 09/15/44 (a)	150,000	142,043
4.95%, 10/15/45 (a)	100,000	96,047
7.75%, 12/01/45	75,000	99,577
4.75%, 11/15/46 (a)	100,000	93,355
2.75%, 09/01/49 (a)	350,000	231,658
4.70%, 03/23/50 (a)	300,000	280,608
3.60%, 01/13/51 (a)	550,000	427,086
3.80%, 05/13/60 (a)	250,000	192,912
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	300,000	300,150
3.76%, 03/15/27 (a)	700,000	678,041
4.05%, 03/15/29 (a)	250,000	236,600
4.28%, 03/15/32 (a)	1,000,000	903,040
5.05%, 03/15/42 (a)	800,000	676,568
5.14%, 03/15/52 (a)	1,300,000	1,045,694
5.39%, 03/15/62 (a)	550,000	439,989
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	181,232
		103,463,934
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	482,380
4.88%, 05/26/30 (a)(d)	250,000	250,697
2.13%, 02/09/31 (a)	200,000	171,602
4.50%, 11/28/34 (a)	200,000	190,318
5.25%, 05/26/35 (a)(d)	250,000	251,006
4.00%, 12/06/37 (a)	200,000	176,986
2.70%, 02/09/41 (a)	250,000	178,052
4.20%, 12/06/47 (a)	200,000	168,166
3.15%, 02/09/51 (a)	300,000	205,545
4.40%, 12/06/57 (a)	200,000	168,660
3.25%, 02/09/61 (a)	200,000	131,214
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amazon.com, Inc.
4.60%, 12/01/25	250,000	250,612
5.20%, 12/03/25 (a)	200,000	201,318
1.00%, 05/12/26 (a)	500,000	477,125
3.30%, 04/13/27 (a)	400,000	391,060
1.20%, 06/03/27 (a)	200,000	185,616
3.15%, 08/22/27 (a)	675,000	655,121
4.55%, 12/01/27 (a)	350,000	352,534
1.65%, 05/12/28 (a)	400,000	366,096
3.45%, 04/13/29 (a)	250,000	242,085
4.65%, 12/01/29 (a)	300,000	304,644
1.50%, 06/03/30 (a)	400,000	341,880
2.10%, 05/12/31 (a)	525,000	454,372
3.60%, 04/13/32 (a)	450,000	423,198
4.70%, 12/01/32 (a)	400,000	404,456
4.80%, 12/05/34 (a)	225,000	228,625
3.88%, 08/22/37 (a)	500,000	454,225
2.88%, 05/12/41 (a)	375,000	287,595
4.95%, 12/05/44 (a)	280,000	280,946
4.05%, 08/22/47 (a)	650,000	562,204
2.50%, 06/03/50 (a)	475,000	300,884
3.10%, 05/12/51 (a)	650,000	462,624
3.95%, 04/13/52 (a)	450,000	375,777
4.25%, 08/22/57 (a)	400,000	347,780
2.70%, 06/03/60 (a)	375,000	229,537
3.25%, 05/12/61 (a)	300,000	207,963
4.10%, 04/13/62 (a)	275,000	228,921
American Honda Finance Corp.
4.95%, 01/09/26	150,000	150,576
5.25%, 07/07/26	200,000	202,128
1.30%, 09/09/26	150,000	141,752
2.30%, 09/09/26	200,000	192,594
2.35%, 01/08/27	50,000	47,887
4.90%, 03/12/27	150,000	151,327
4.90%, 07/09/27	150,000	151,453
4.45%, 10/22/27	150,000	149,523
4.70%, 01/12/28	100,000	100,739
3.50%, 02/15/28	100,000	97,080
2.00%, 03/24/28	250,000	230,745
5.13%, 07/07/28	200,000	203,724
5.65%, 11/15/28	150,000	155,802
4.90%, 03/13/29	150,000	151,642
4.40%, 09/05/29	150,000	148,383
4.60%, 04/17/30	200,000	199,298
5.85%, 10/04/30	100,000	105,535
5.05%, 07/10/31	150,000	151,626
4.85%, 10/23/31	150,000	149,651
4.90%, 01/10/34	150,000	149,271
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	98,403
5.40%, 03/15/49 (a)	100,000	90,349
3.10%, 12/01/51 (a)	250,000	153,517
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	200,000	176,044
4.15%, 05/01/52 (a)	200,000	149,354
Aptiv PLC/Aptiv Global Financing DAC
5.15%, 09/13/34 (a)	200,000	192,232
5.75%, 09/13/54 (a)	200,000	187,190
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	72,806
1.95%, 08/01/28 (a)	75,000	67,411
4.75%, 06/01/30 (a)	100,000	98,243
2.40%, 08/01/31 (a)	100,000	83,473
3.85%, 03/01/32 (a)	150,000	136,688
AutoZone, Inc.
5.05%, 07/15/26	100,000	100,758
3.75%, 06/01/27 (a)	50,000	49,003

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/01/28 (a)	100,000	99,742
6.25%, 11/01/28 (a)	75,000	79,152
3.75%, 04/18/29 (a)	150,000	144,333
5.10%, 07/15/29 (a)	100,000	101,619
4.00%, 04/15/30 (a)	150,000	144,690
1.65%, 01/15/31 (a)	150,000	125,105
4.75%, 08/01/32 (a)	150,000	148,070
4.75%, 02/01/33 (a)	100,000	98,014
5.20%, 08/01/33 (a)	75,000	75,532
6.55%, 11/01/33 (a)	100,000	109,727
5.40%, 07/15/34 (a)	125,000	126,906
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	99,263
1.95%, 10/01/30 (a)	150,000	128,231
Block Financial LLC
3.88%, 08/15/30 (a)	150,000	140,088
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	150,000	148,052
3.55%, 03/15/28 (a)	100,000	97,307
4.63%, 04/13/30 (a)	350,000	350,850
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	190,866
5.40%, 08/15/34 (a)	100,000	100,910
4.38%, 03/15/45 (a)	100,000	84,659
California Endowment
2.50%, 04/01/51 (a)	50,000	31,924
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	100,051
5.50%, 04/01/29 (a)	100,000	102,845
2.50%, 04/01/31 (a)	100,000	86,863
5.95%, 08/15/34 (a)	150,000	158,290
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	94,062
3.70%, 01/15/31 (a)	100,000	91,554
5.85%, 08/01/34 (a)	100,000	102,222
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	292,182
1.38%, 06/20/27 (a)	250,000	232,517
1.60%, 04/20/30 (a)	100,000	86,408
1.75%, 04/20/32 (a)	200,000	165,940
Cummins, Inc.
4.90%, 02/20/29 (a)	100,000	101,556
1.50%, 09/01/30 (a)	150,000	127,280
5.15%, 02/20/34 (a)	150,000	154,150
4.88%, 10/01/43 (a)	50,000	47,955
2.60%, 09/01/50 (a)	150,000	95,309
5.45%, 02/20/54 (a)	150,000	154,129
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	97,908
4.35%, 10/15/27 (a)	75,000	74,279
6.30%, 10/10/33 (a)	100,000	106,540
4.55%, 02/15/48 (a)	50,000	42,063
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	88,674
4.10%, 01/15/52 (a)	200,000	150,670
Dollar General Corp.
3.88%, 04/15/27 (a)	100,000	97,950
4.63%, 11/01/27 (a)	100,000	99,538
4.13%, 05/01/28 (a)	100,000	97,806
5.20%, 07/05/28 (a)	100,000	100,939
3.50%, 04/03/30 (a)	200,000	185,044
5.00%, 11/01/32 (a)	150,000	145,917
5.45%, 07/05/33 (a)(c)	200,000	199,892
4.13%, 04/03/50 (a)	100,000	76,910
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	250,000	244,630
2.65%, 12/01/31 (a)	100,000	85,172
3.38%, 12/01/51 (a)	100,000	66,348
DR Horton, Inc.
1.40%, 10/15/27 (a)	150,000	137,597
5.00%, 10/15/34 (a)	125,000	123,486
eBay, Inc.
1.40%, 05/10/26 (a)	100,000	95,467
3.60%, 06/05/27 (a)	150,000	146,822
2.70%, 03/11/30 (a)	100,000	90,426
2.60%, 05/10/31 (a)	150,000	131,622
6.30%, 11/22/32 (a)	150,000	162,657
4.00%, 07/15/42 (a)	150,000	124,074
3.65%, 05/10/51 (a)	200,000	149,810
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	200,370
3.80%, 02/15/28 (a)	200,000	194,390
3.25%, 02/15/30 (a)	200,000	186,328
2.95%, 03/15/31 (a)	150,000	134,354
Ford Foundation
2.42%, 06/01/50 (a)	125,000	79,036
Ford Motor Co.
4.35%, 12/08/26 (a)	245,000	241,793
6.63%, 10/01/28	75,000	78,688
9.63%, 04/22/30 (a)	100,000	117,216
7.45%, 07/16/31	175,000	192,194
3.25%, 02/12/32 (a)	500,000	426,745
6.10%, 08/19/32 (a)	300,000	306,717
4.75%, 01/15/43	400,000	333,852
7.40%, 11/01/46	50,000	55,496
5.29%, 12/08/46 (a)	200,000	181,136
Ford Motor Credit Co. LLC
4.39%, 01/08/26	200,000	198,206
6.95%, 03/06/26 (a)	225,000	229,275
6.95%, 06/10/26 (a)	200,000	204,702
4.54%, 08/01/26 (a)	200,000	197,764
2.70%, 08/10/26 (a)	230,000	220,621
5.13%, 11/05/26	200,000	199,604
4.27%, 01/09/27 (a)	200,000	196,414
5.80%, 03/05/27 (a)	200,000	202,464
5.85%, 05/17/27 (a)	250,000	253,675
4.95%, 05/28/27 (a)	245,000	243,559
4.13%, 08/17/27 (a)	200,000	194,368
3.82%, 11/02/27 (a)	200,000	192,540
7.35%, 11/04/27 (a)	250,000	263,810
2.90%, 02/16/28 (a)	200,000	185,842
6.80%, 05/12/28 (a)	250,000	260,900
6.80%, 11/07/28 (a)	225,000	235,674
2.90%, 02/10/29 (a)	200,000	180,944
5.80%, 03/08/29 (a)	300,000	303,186
5.11%, 05/03/29 (a)	225,000	221,339
5.30%, 09/06/29 (a)	200,000	198,124
7.35%, 03/06/30 (a)	200,000	214,720
7.20%, 06/10/30 (a)	200,000	213,758
4.00%, 11/13/30 (a)	425,000	389,636
6.05%, 03/05/31 (a)	200,000	203,984
3.63%, 06/17/31 (a)	200,000	177,016
6.05%, 11/05/31 (a)	200,000	203,294
7.12%, 11/07/33 (a)	225,000	242,048
6.13%, 03/08/34 (a)	400,000	403,656
General Motors Co.
4.20%, 10/01/27 (a)	150,000	147,671
6.80%, 10/01/27 (a)	200,000	209,978
5.00%, 10/01/28 (a)	150,000	150,843
5.40%, 10/15/29 (a)	200,000	203,436
5.60%, 10/15/32 (a)	200,000	206,238

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/01/35	175,000	168,969
6.60%, 04/01/36 (a)	200,000	216,332
5.15%, 04/01/38 (a)	175,000	166,477
6.25%, 10/02/43	250,000	257,840
5.20%, 04/01/45	250,000	228,662
6.75%, 04/01/46 (a)	100,000	109,215
5.40%, 04/01/48 (a)	150,000	139,751
5.95%, 04/01/49 (a)	200,000	200,188
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	200,000	192,408
5.25%, 03/01/26 (a)	250,000	251,102
5.40%, 04/06/26	250,000	251,807
1.50%, 06/10/26 (a)	250,000	238,015
4.00%, 10/06/26 (a)	100,000	98,703
4.35%, 01/17/27 (a)	200,000	198,202
2.35%, 02/26/27 (a)	150,000	142,326
5.00%, 04/09/27 (a)	300,000	301,359
5.40%, 05/08/27	250,000	253,610
5.35%, 07/15/27	175,000	177,312
2.70%, 08/20/27 (a)	200,000	189,478
3.85%, 01/05/28 (a)	150,000	145,952
6.00%, 01/09/28 (a)	100,000	103,366
2.40%, 04/10/28 (a)	175,000	161,786
5.80%, 06/23/28 (a)	300,000	308,616
2.40%, 10/15/28 (a)	250,000	228,462
5.80%, 01/07/29 (a)	250,000	257,250
5.65%, 01/17/29 (a)	100,000	102,566
4.30%, 04/06/29 (a)	250,000	243,490
5.55%, 07/15/29 (a)	200,000	204,568
4.90%, 10/06/29 (a)	200,000	199,234
5.85%, 04/06/30 (a)	200,000	207,310
3.60%, 06/21/30 (a)	200,000	185,536
2.35%, 01/08/31 (a)	200,000	170,500
5.75%, 02/08/31 (a)	200,000	205,874
2.70%, 06/10/31 (a)	200,000	172,754
5.60%, 06/18/31 (a)	150,000	153,097
3.10%, 01/12/32 (a)	250,000	218,235
6.40%, 01/09/33 (a)	200,000	212,398
6.10%, 01/07/34 (a)	250,000	260,442
5.95%, 04/04/34 (a)	200,000	206,318
5.45%, 09/06/34 (a)	150,000	150,095
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	79,496
4.95%, 08/15/29 (a)	150,000	150,023
1.88%, 11/01/30 (a)	125,000	105,155
2.75%, 02/01/32 (a)	150,000	128,939
6.88%, 11/01/33 (a)	25,000	27,984
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	150,000	150,258
5.75%, 06/01/28 (a)	100,000	101,769
5.30%, 01/15/29 (a)	100,000	100,296
4.00%, 01/15/30 (a)	100,000	94,073
4.00%, 01/15/31 (a)	200,000	185,656
3.25%, 01/15/32 (a)	100,000	87,421
6.75%, 12/01/33 (a)	75,000	81,037
5.63%, 09/15/34 (a)	150,000	151,291
6.25%, 09/15/54 (a)	75,000	77,984
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	75,000	63,223
Home Depot, Inc.
5.10%, 12/24/25	150,000	151,151
3.00%, 04/01/26 (a)	150,000	147,363
5.15%, 06/25/26	250,000	252,960
2.13%, 09/15/26 (a)	200,000	192,232
4.95%, 09/30/26 (a)	150,000	151,492
2.50%, 04/15/27 (a)	200,000	191,836
2.88%, 04/15/27 (a)	150,000	145,299
4.88%, 06/25/27 (a)	150,000	151,920
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 09/14/27 (a)	150,000	144,192
0.90%, 03/15/28 (a)	75,000	67,298
1.50%, 09/15/28 (a)	150,000	135,060
3.90%, 12/06/28 (a)	300,000	294,858
4.90%, 04/15/29 (a)	150,000	152,509
2.95%, 06/15/29 (a)	350,000	328,104
4.75%, 06/25/29 (a)	200,000	202,378
2.70%, 04/15/30 (a)	275,000	250,574
1.38%, 03/15/31 (a)	250,000	206,102
4.85%, 06/25/31 (a)	225,000	227,932
1.88%, 09/15/31 (a)	250,000	210,260
3.25%, 04/15/32 (a)	250,000	227,810
4.50%, 09/15/32 (a)	200,000	198,728
4.95%, 06/25/34 (a)	300,000	303,090
5.88%, 12/16/36	580,000	629,265
3.30%, 04/15/40 (a)	200,000	162,100
5.40%, 09/15/40 (a)	100,000	103,006
5.95%, 04/01/41 (a)	200,000	218,144
4.20%, 04/01/43 (a)	205,000	180,894
4.88%, 02/15/44 (a)	195,000	186,716
4.40%, 03/15/45 (a)	150,000	134,663
4.25%, 04/01/46 (a)	250,000	218,737
3.90%, 06/15/47 (a)	200,000	164,946
4.50%, 12/06/48 (a)	300,000	271,104
3.13%, 12/15/49 (a)	200,000	141,948
3.35%, 04/15/50 (a)	250,000	184,957
2.38%, 03/15/51 (a)	250,000	150,408
2.75%, 09/15/51 (a)	150,000	97,575
3.63%, 04/15/52 (a)	300,000	231,297
4.95%, 09/15/52 (a)	225,000	216,463
5.30%, 06/25/54 (a)	250,000	253,335
3.50%, 09/15/56 (a)	200,000	148,286
5.40%, 06/25/64 (a)	75,000	76,554
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	191,948
2.97%, 03/10/32 (a)	150,000	133,752
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	100,000	101,895
4.38%, 09/15/28 (a)	150,000	147,441
5.25%, 06/30/29 (a)	100,000	101,125
5.75%, 04/23/30 (a)(e)	100,000	103,557
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	200,000	187,188
4.13%, 01/14/50 (a)	200,000	167,048
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	107,321
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	200,000	194,862
5.90%, 06/01/27 (a)	150,000	152,473
3.90%, 08/08/29 (a)	150,000	140,747
6.00%, 08/15/29 (a)	100,000	102,449
6.20%, 08/15/34 (a)	100,000	102,955
Lear Corp.
3.80%, 09/15/27 (a)	50,000	48,770
4.25%, 05/15/29 (a)	50,000	48,497
3.50%, 05/30/30 (a)	50,000	46,086
2.60%, 01/15/32 (a)	100,000	84,435
5.25%, 05/15/49 (a)	100,000	90,971
3.55%, 01/15/52 (a)	100,000	69,815
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	250,940
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	153,445
6.25%, 06/15/33 (a)	150,000	157,812
Lowe's Cos., Inc.
4.80%, 04/01/26 (a)	200,000	200,574
2.50%, 04/15/26 (a)	200,000	194,756

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 04/01/27 (a)	200,000	194,730
3.10%, 05/03/27 (a)	250,000	241,732
1.30%, 04/15/28 (a)	250,000	224,745
1.70%, 09/15/28 (a)	100,000	90,070
6.50%, 03/15/29	75,000	80,734
3.65%, 04/05/29 (a)	300,000	288,414
4.50%, 04/15/30 (a)	200,000	198,078
1.70%, 10/15/30 (a)	250,000	211,775
2.63%, 04/01/31 (a)	250,000	220,612
3.75%, 04/01/32 (a)	300,000	280,206
5.00%, 04/15/33 (a)	200,000	201,406
5.15%, 07/01/33 (a)	150,000	152,739
5.50%, 10/15/35	75,000	78,427
5.00%, 04/15/40 (a)	100,000	98,107
2.80%, 09/15/41 (a)	200,000	143,180
4.65%, 04/15/42 (a)	95,000	87,075
4.38%, 09/15/45 (a)	100,000	86,553
3.70%, 04/15/46 (a)	150,000	116,079
4.05%, 05/03/47 (a)	250,000	203,305
4.55%, 04/05/49 (a)	100,000	86,936
5.13%, 04/15/50 (a)	100,000	94,590
3.00%, 10/15/50 (a)	300,000	197,760
3.50%, 04/01/51 (a)	50,000	36,063
4.25%, 04/01/52 (a)	300,000	247,098
5.63%, 04/15/53 (a)	300,000	303,858
5.75%, 07/01/53 (a)	75,000	77,425
4.45%, 04/01/62 (a)	250,000	205,702
5.80%, 09/15/62 (a)	200,000	204,990
5.85%, 04/01/63 (a)	100,000	103,117
Magna International, Inc.
2.45%, 06/15/30 (a)	200,000	177,170
5.50%, 03/21/33 (a)	100,000	103,529
Marriott International, Inc.
3.13%, 06/15/26 (a)	150,000	146,609
5.45%, 09/15/26 (a)	100,000	101,460
5.00%, 10/15/27 (a)	150,000	151,747
4.00%, 04/15/28 (a)	100,000	98,111
5.55%, 10/15/28 (a)	125,000	128,975
4.90%, 04/15/29 (a)	150,000	151,194
4.88%, 05/15/29 (a)	100,000	100,735
4.80%, 03/15/30 (a)	100,000	100,082
4.63%, 06/15/30 (a)	200,000	198,644
2.85%, 04/15/31 (a)	200,000	177,922
3.50%, 10/15/32 (a)	350,000	315,084
5.30%, 05/15/34 (a)	200,000	202,996
5.35%, 03/15/35 (a)	175,000	176,650
McDonald's Corp.
3.70%, 01/30/26 (a)	280,000	277,704
3.50%, 03/01/27 (a)	200,000	195,598
3.50%, 07/01/27 (a)	200,000	195,238
3.80%, 04/01/28 (a)	250,000	244,812
4.80%, 08/14/28 (a)	100,000	100,895
5.00%, 05/17/29 (a)	150,000	152,718
2.63%, 09/01/29 (a)	100,000	92,119
2.13%, 03/01/30 (a)	150,000	132,305
3.60%, 07/01/30 (a)	150,000	142,418
4.60%, 09/09/32 (a)	150,000	149,256
4.95%, 08/14/33 (a)	125,000	126,806
5.20%, 05/17/34 (a)(c)	150,000	155,014
4.70%, 12/09/35 (a)	100,000	98,183
6.30%, 10/15/37	200,000	221,452
6.30%, 03/01/38	100,000	110,726
4.88%, 07/15/40	100,000	97,232
3.70%, 02/15/42	100,000	81,702
4.60%, 05/26/45 (a)	100,000	90,495
4.88%, 12/09/45 (a)	320,000	300,221
4.45%, 03/01/47 (a)	175,000	153,975
4.45%, 09/01/48 (a)	200,000	175,446
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 09/01/49 (a)	350,000	266,469
4.20%, 04/01/50 (a)	100,000	83,504
5.15%, 09/09/52 (a)	150,000	145,287
5.45%, 08/14/53 (a)	150,000	150,764
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	95,291
2.50%, 01/15/31 (a)	150,000	132,447
6.00%, 01/15/43 (a)	75,000	77,960
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	250,000	297,305
Meritage Homes Corp.
5.13%, 06/06/27 (a)	75,000	75,435
Nature Conservancy
3.96%, 03/01/52 (a)	75,000	63,266
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	96,430
2.75%, 03/27/27 (a)	200,000	193,278
2.85%, 03/27/30 (a)	350,000	323,176
3.25%, 03/27/40 (a)	300,000	241,554
3.88%, 11/01/45 (a)	150,000	124,800
3.38%, 11/01/46 (a)	230,000	175,800
3.38%, 03/27/50 (a)	200,000	149,178
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	181,918
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	150,000	153,072
3.60%, 09/01/27 (a)	150,000	146,159
4.35%, 06/01/28 (a)	200,000	198,498
4.20%, 04/01/30 (a)	100,000	97,378
1.75%, 03/15/31 (a)	150,000	124,898
4.70%, 06/15/32 (a)	150,000	147,560
5.00%, 08/19/34 (a)	75,000	74,277
PACCAR Financial Corp.
1.10%, 05/11/26	275,000	262,317
5.20%, 11/09/26	100,000	101,554
5.00%, 05/13/27	100,000	101,612
4.45%, 08/06/27	200,000	200,490
4.60%, 01/31/29	150,000	151,037
4.00%, 09/26/29	100,000	97,900
5.00%, 03/22/34	100,000	103,060
PulteGroup, Inc.
7.88%, 06/15/32	200,000	234,068
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	138,102
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	98,105
Ross Stores, Inc.
0.88%, 04/15/26 (a)	150,000	142,500
Sands China Ltd.
3.80%, 01/08/26 (a)(e)	200,000	196,090
2.30%, 03/08/27 (a)(e)	200,000	186,100
5.40%, 08/08/28 (a)(e)	300,000	297,555
2.85%, 03/08/29 (a)(e)	200,000	178,736
4.38%, 06/18/30 (a)(e)	200,000	187,292
Starbucks Corp.
4.75%, 02/15/26	200,000	200,544
2.45%, 06/15/26 (a)	150,000	145,470
4.85%, 02/08/27 (a)	200,000	201,662
2.00%, 03/12/27 (a)	100,000	94,675
3.50%, 03/01/28 (a)	150,000	145,857
4.00%, 11/15/28 (a)	150,000	146,930
3.55%, 08/15/29 (a)	200,000	191,674
2.25%, 03/12/30 (a)	100,000	88,774
2.55%, 11/15/30 (a)	195,000	173,096
4.90%, 02/15/31 (a)	100,000	101,470
3.00%, 02/14/32 (a)	200,000	178,450

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 02/15/33 (a)	100,000	100,034
5.00%, 02/15/34 (a)	100,000	100,286
4.30%, 06/15/45 (a)	75,000	63,746
3.75%, 12/01/47 (a)	150,000	115,659
4.50%, 11/15/48 (a)	150,000	131,034
4.45%, 08/15/49 (a)	150,000	130,194
3.35%, 03/12/50 (a)	100,000	70,959
3.50%, 11/15/50 (a)	200,000	147,764
Tapestry, Inc.
4.13%, 07/15/27 (a)	100,000	98,140
3.05%, 03/15/32 (a)	75,000	64,797
Target Corp.
2.50%, 04/15/26	200,000	195,592
1.95%, 01/15/27 (a)	150,000	142,883
3.38%, 04/15/29 (a)	150,000	143,771
2.35%, 02/15/30 (a)	250,000	224,797
2.65%, 09/15/30 (a)	150,000	135,579
4.50%, 09/15/32 (a)	200,000	197,238
4.40%, 01/15/33 (a)	100,000	97,809
4.50%, 09/15/34 (a)	150,000	145,944
4.00%, 07/01/42	75,000	65,484
3.63%, 04/15/46	100,000	78,906
3.90%, 11/15/47 (a)	300,000	246,540
2.95%, 01/15/52 (a)	200,000	134,698
4.80%, 01/15/53 (a)	200,000	187,976
TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	192,762
1.15%, 05/15/28 (a)	150,000	134,777
3.88%, 04/15/30 (a)	100,000	96,706
1.60%, 05/15/31 (a)	100,000	83,376
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	100,214
4.35%, 02/15/28 (a)	200,000	196,890
Toyota Motor Corp.
1.34%, 03/25/26 (a)	200,000	191,992
5.28%, 07/13/26 (a)	150,000	152,058
5.12%, 07/13/28 (a)	100,000	102,245
3.67%, 07/20/28	150,000	147,219
2.76%, 07/02/29	150,000	139,853
2.36%, 03/25/31 (a)	100,000	88,241
5.12%, 07/13/33 (a)	100,000	103,977
Toyota Motor Credit Corp.
4.80%, 01/05/26	150,000	150,558
0.80%, 01/09/26	150,000	144,081
5.20%, 05/15/26	150,000	151,563
4.45%, 05/18/26	300,000	300,054
1.13%, 06/18/26	250,000	237,947
5.00%, 08/14/26	150,000	151,404
5.40%, 11/20/26	200,000	203,626
3.20%, 01/11/27	150,000	146,421
1.90%, 01/13/27	150,000	142,463
5.00%, 03/19/27	150,000	151,840
3.05%, 03/22/27	300,000	291,270
1.15%, 08/13/27	200,000	183,590
4.55%, 09/20/27	200,000	200,762
4.35%, 10/08/27	200,000	199,570
5.45%, 11/10/27	100,000	102,849
4.63%, 01/12/28	150,000	150,819
1.90%, 04/06/28	150,000	138,195
5.25%, 09/11/28	100,000	102,606
4.65%, 01/05/29	160,000	160,872
3.65%, 01/08/29	150,000	145,278
5.05%, 05/16/29	150,000	152,934
4.45%, 06/29/29	200,000	199,312
4.55%, 08/09/29	175,000	174,932
2.15%, 02/13/30	100,000	88,682
3.38%, 04/01/30	200,000	187,900
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 05/17/30	150,000	149,265
5.55%, 11/20/30	200,000	208,736
1.65%, 01/10/31	100,000	83,941
5.10%, 03/21/31	100,000	102,046
1.90%, 09/12/31	100,000	83,977
4.70%, 01/12/33	200,000	199,506
4.80%, 01/05/34	100,000	99,495
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	105,573
5.25%, 05/15/33 (a)	150,000	152,422
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	225,000	220,450
4.80%, 09/15/34 (a)	275,000	269,591
5.35%, 09/15/54 (a)	200,000	195,500
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	249,040
4.95%, 02/15/30 (a)	200,000	198,184
5.13%, 05/15/32 (a)	200,000	198,146
5.75%, 04/01/34 (a)	100,000	102,870
5.63%, 05/15/52 (a)	150,000	145,379
6.13%, 04/01/54 (a)	100,000	103,858
Walmart, Inc.
4.00%, 04/15/26 (a)	150,000	149,450
3.05%, 07/08/26 (a)	200,000	196,218
1.05%, 09/17/26 (a)	200,000	188,960
3.95%, 09/09/27 (a)	200,000	198,644
3.90%, 04/15/28 (a)	125,000	123,759
3.70%, 06/26/28 (a)	300,000	295,395
1.50%, 09/22/28 (a)	200,000	181,206
3.25%, 07/08/29 (a)	150,000	144,567
2.38%, 09/24/29 (a)	100,000	92,329
7.55%, 02/15/30	100,000	115,685
4.00%, 04/15/30 (a)	100,000	99,097
1.80%, 09/22/31 (a)	350,000	298,438
4.15%, 09/09/32 (a)	200,000	197,156
4.10%, 04/15/33 (a)	250,000	243,827
5.25%, 09/01/35	250,000	265,142
6.50%, 08/15/37	150,000	175,686
6.20%, 04/15/38	175,000	198,865
3.95%, 06/28/38 (a)	100,000	92,732
5.63%, 04/01/40	100,000	108,424
5.00%, 10/25/40	150,000	153,286
5.63%, 04/15/41	100,000	108,344
2.50%, 09/22/41 (a)	200,000	145,214
4.30%, 04/22/44 (a)	100,000	92,549
3.63%, 12/15/47 (a)	50,000	40,390
4.05%, 06/29/48 (a)	350,000	304,136
2.95%, 09/24/49 (a)	150,000	106,917
2.65%, 09/22/51 (a)	250,000	164,767
4.50%, 09/09/52 (a)	200,000	184,682
4.50%, 04/15/53 (a)	250,000	231,192
		90,261,104
Consumer Non-Cyclical 3.7%
Abbott Laboratories
3.75%, 11/30/26 (a)	400,000	395,644
1.15%, 01/30/28 (a)	50,000	45,496
1.40%, 06/30/30 (a)	150,000	128,414
4.75%, 11/30/36 (a)	350,000	347,700
6.15%, 11/30/37	150,000	167,926
6.00%, 04/01/39	100,000	111,245
5.30%, 05/27/40	100,000	104,293
4.75%, 04/15/43 (a)	150,000	147,194
4.90%, 11/30/46 (a)	576,000	565,235
AbbVie, Inc.
3.20%, 05/14/26 (a)	350,000	343,675
2.95%, 11/21/26 (a)	800,000	777,128

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 03/15/27 (a)	400,000	403,096
4.25%, 11/14/28 (a)	300,000	298,197
4.80%, 03/15/29 (a)	450,000	454,081
3.20%, 11/21/29 (a)	1,000,000	938,050
4.95%, 03/15/31 (a)	350,000	354,585
5.05%, 03/15/34 (a)	525,000	531,940
4.55%, 03/15/35 (a)	350,000	339,024
4.50%, 05/14/35 (a)	500,000	481,605
4.30%, 05/14/36 (a)	175,000	164,671
4.05%, 11/21/39 (a)	700,000	623,462
4.63%, 10/01/42 (a)	100,000	92,609
4.40%, 11/06/42	450,000	407,263
5.35%, 03/15/44 (a)	150,000	152,299
4.85%, 06/15/44 (a)	125,000	118,600
4.75%, 03/15/45 (a)	161,000	151,000
4.70%, 05/14/45 (a)	550,000	510,246
4.45%, 05/14/46 (a)	350,000	313,057
4.88%, 11/14/48 (a)	300,000	283,557
4.25%, 11/21/49 (a)	1,100,000	947,683
5.40%, 03/15/54 (a)	550,000	558,954
5.50%, 03/15/64 (a)	275,000	280,420
Adventist Health System
5.43%, 03/01/32 (a)	75,000	76,043
5.76%, 12/01/34 (a)	150,000	153,865
3.63%, 03/01/49 (a)	100,000	73,349
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	48,907
4.27%, 08/15/48 (a)	150,000	132,795
3.39%, 10/15/49 (a)	100,000	76,126
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	97,112
4.20%, 09/09/27 (a)	100,000	99,196
2.75%, 09/15/29 (a)	100,000	91,710
2.10%, 06/04/30 (a)	100,000	87,030
2.30%, 03/12/31 (a)	100,000	86,532
4.75%, 09/09/34 (a)	100,000	97,625
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	81,445
AHS Hospital Corp.
5.02%, 07/01/45	50,000	49,505
2.78%, 07/01/51 (a)	100,000	66,566
Allina Health System
3.89%, 04/15/49 (a)	100,000	81,392
Altria Group, Inc.
4.40%, 02/14/26 (a)	200,000	199,354
2.63%, 09/16/26 (a)	100,000	96,644
6.20%, 11/01/28 (a)	100,000	105,082
4.80%, 02/14/29 (a)	300,000	299,754
3.40%, 05/06/30 (a)	150,000	139,607
2.45%, 02/04/32 (a)	300,000	252,273
6.88%, 11/01/33 (a)	100,000	111,282
5.80%, 02/14/39 (a)	375,000	386,677
3.40%, 02/04/41 (a)	200,000	152,212
4.25%, 08/09/42	200,000	167,732
4.50%, 05/02/43	100,000	86,051
5.38%, 01/31/44	295,000	292,065
3.88%, 09/16/46 (a)	275,000	211,211
5.95%, 02/14/49 (a)	500,000	515,520
4.45%, 05/06/50 (a)	100,000	82,132
3.70%, 02/04/51 (a)	250,000	181,540
4.00%, 02/04/61 (a)	200,000	150,184
Amgen, Inc.
5.51%, 03/02/26 (a)	300,000	300,018
2.60%, 08/19/26 (a)	280,000	270,833
2.20%, 02/21/27 (a)	300,000	285,138
3.20%, 11/02/27 (a)	150,000	144,897
5.15%, 03/02/28 (a)	750,000	761,595
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 08/15/28 (a)	200,000	180,220
3.00%, 02/22/29 (a)	200,000	187,686
4.05%, 08/18/29 (a)	200,000	194,704
2.45%, 02/21/30 (a)	200,000	179,102
5.25%, 03/02/30 (a)	500,000	511,365
2.30%, 02/25/31 (a)	175,000	151,574
2.00%, 01/15/32 (a)	200,000	165,558
3.35%, 02/22/32 (a)	200,000	181,538
4.20%, 03/01/33 (a)	200,000	189,340
5.25%, 03/02/33 (a)	800,000	812,648
6.40%, 02/01/39	50,000	54,723
3.15%, 02/21/40 (a)	350,000	270,627
5.75%, 03/15/40	75,000	77,405
2.80%, 08/15/41 (a)	200,000	145,904
4.95%, 10/01/41	100,000	94,618
5.15%, 11/15/41 (a)	100,000	96,957
5.65%, 06/15/42 (a)	75,000	76,732
5.60%, 03/02/43 (a)	500,000	508,350
4.40%, 05/01/45 (a)	375,000	326,111
4.56%, 06/15/48 (a)	250,000	219,705
3.38%, 02/21/50 (a)	400,000	291,212
4.66%, 06/15/51 (a)	625,000	554,781
3.00%, 01/15/52 (a)	150,000	101,441
4.20%, 02/22/52 (a)	200,000	164,382
4.88%, 03/01/53 (a)	200,000	182,098
5.65%, 03/02/53 (a)	800,000	816,856
2.77%, 09/01/53 (a)	219,000	136,260
4.40%, 02/22/62 (a)	275,000	225,951
5.75%, 03/02/63 (a)	475,000	484,243
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	200,000	198,076
4.70%, 02/01/36 (a)	1,055,000	1,033,573
4.90%, 02/01/46 (a)	1,800,000	1,723,500
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	146,961
4.00%, 01/17/43	75,000	66,053
4.63%, 02/01/44	200,000	188,318
4.90%, 02/01/46 (a)	200,000	190,478
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	250,000	247,180
4.75%, 01/23/29 (a)	800,000	808,008
3.50%, 06/01/30 (a)	300,000	285,483
4.90%, 01/23/31 (a)	100,000	101,745
5.00%, 06/15/34 (a)	200,000	203,732
5.88%, 06/15/35	75,000	81,308
4.38%, 04/15/38 (a)	250,000	234,987
8.20%, 01/15/39	150,000	194,926
5.45%, 01/23/39 (a)	400,000	415,396
8.00%, 11/15/39	150,000	194,035
4.35%, 06/01/40 (a)	250,000	232,417
4.95%, 01/15/42	200,000	194,898
3.75%, 07/15/42	100,000	84,685
4.60%, 04/15/48 (a)	200,000	188,870
4.44%, 10/06/48 (a)	350,000	313,197
5.55%, 01/23/49 (a)	800,000	835,000
4.50%, 06/01/50 (a)	150,000	140,408
4.75%, 04/15/58 (a)	150,000	140,193
5.80%, 01/23/59 (a)	350,000	378,801
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	193,358
3.25%, 03/27/30 (a)	200,000	186,716
2.90%, 03/01/32 (a)	250,000	221,622
4.50%, 08/15/33 (a)	100,000	97,742
5.38%, 09/15/35	100,000	104,164
4.54%, 03/26/42	100,000	92,422
3.75%, 09/15/47 (a)	50,000	39,416
4.50%, 03/15/49 (a)	100,000	89,334
2.70%, 09/15/51 (a)	100,000	64,100

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ascension Health
2.53%, 11/15/29 (a)	150,000	137,123
3.11%, 11/15/39 (a)	100,000	79,753
3.95%, 11/15/46	150,000	128,082
4.85%, 11/15/53	100,000	96,257
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	238,587
4.80%, 02/26/27 (a)	300,000	302,784
4.88%, 03/03/28 (a)	200,000	202,618
1.75%, 05/28/28 (a)	250,000	228,137
4.85%, 02/26/29 (a)	200,000	202,540
4.90%, 03/03/30 (a)	150,000	152,572
4.90%, 02/26/31 (a)	200,000	203,182
2.25%, 05/28/31 (a)	150,000	130,484
4.88%, 03/03/33 (a)	150,000	151,702
5.00%, 02/26/34 (a)	350,000	354,329
AstraZeneca PLC
0.70%, 04/08/26 (a)	200,000	190,410
3.13%, 06/12/27 (a)	100,000	97,196
4.00%, 01/17/29 (a)	150,000	147,533
1.38%, 08/06/30 (a)	250,000	210,840
6.45%, 09/15/37	530,000	598,725
4.00%, 09/18/42	125,000	108,713
4.38%, 11/16/45	100,000	90,192
4.38%, 08/17/48 (a)	150,000	134,289
2.13%, 08/06/50 (a)	50,000	29,045
3.00%, 05/28/51 (a)	200,000	140,288
Banner Health
2.34%, 01/01/30 (a)	100,000	89,772
1.90%, 01/01/31 (a)	100,000	85,247
3.18%, 01/01/50 (a)	100,000	72,768
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	30,951
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	113,174
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	194,858
4.70%, 04/02/27 (a)	150,000	149,946
3.56%, 08/15/27 (a)	400,000	388,548
2.26%, 03/25/28 (a)	275,000	254,312
3.46%, 09/06/29 (a)	100,000	94,287
4.91%, 04/02/30 (a)	175,000	174,912
6.34%, 08/02/30 (a)	200,000	212,898
5.83%, 02/20/31 (a)	150,000	156,424
2.73%, 03/25/31 (a)	250,000	220,165
4.74%, 03/16/32 (a)	175,000	171,351
7.75%, 10/19/32 (a)	100,000	115,938
6.42%, 08/02/33 (a)	250,000	269,950
6.00%, 02/20/34 (a)	175,000	183,755
4.39%, 08/15/37 (a)	450,000	401,638
3.73%, 09/25/40 (a)	75,000	59,113
7.08%, 08/02/43 (a)	150,000	168,718
4.54%, 08/15/47 (a)	375,000	311,884
4.76%, 09/06/49 (a)	150,000	127,638
5.28%, 04/02/50 (a)	100,000	92,429
3.98%, 09/25/50 (a)	75,000	56,163
5.65%, 03/16/52 (a)	125,000	120,263
7.08%, 08/02/53 (a)	200,000	229,318
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	240,202
4.45%, 03/16/28 (a)	200,000	198,484
5.93%, 02/02/29 (a)	200,000	208,102
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	95,851
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baxter International, Inc.
2.60%, 08/15/26 (a)	129,000	124,570
1.92%, 02/01/27 (a)	300,000	282,771
2.27%, 12/01/28 (a)	250,000	226,955
3.95%, 04/01/30 (a)	100,000	95,582
1.73%, 04/01/31 (a)	150,000	124,536
2.54%, 02/01/32 (a)	250,000	213,155
3.50%, 08/15/46 (a)	85,000	61,970
3.13%, 12/01/51 (a)	125,000	82,695
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	81,834
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	85,219
4.19%, 11/15/45 (a)	100,000	87,700
2.84%, 11/15/50 (a)	200,000	135,132
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	298,000	292,106
4.69%, 02/13/28 (a)	150,000	150,525
4.87%, 02/08/29 (a)	100,000	100,762
5.08%, 06/07/29 (a)	100,000	101,423
2.82%, 05/20/30 (a)	150,000	135,864
1.96%, 02/11/31 (a)	200,000	169,372
4.30%, 08/22/32 (a)	100,000	95,891
5.11%, 02/08/34 (a)	100,000	100,780
4.69%, 12/15/44 (a)	250,000	226,927
4.67%, 06/06/47 (a)	200,000	179,704
3.79%, 05/20/50 (a)	150,000	117,341
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	50,000	33,043
Biogen, Inc.
2.25%, 05/01/30 (a)	300,000	262,272
3.15%, 05/01/50 (a)	300,000	200,850
3.25%, 02/15/51 (a)	292,000	199,959
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	96,995
3.70%, 03/15/32 (a)	150,000	136,704
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	95,387
2.10%, 06/01/31 (a)	100,000	85,068
3.21%, 06/01/50 (a)	100,000	71,136
Boston Scientific Corp.
2.65%, 06/01/30 (a)	150,000	135,627
6.50%, 11/15/35 (g)	100,000	112,693
4.55%, 03/01/39 (a)	150,000	142,625
7.38%, 01/15/40	75,000	90,631
4.70%, 03/01/49 (a)	150,000	140,015
Bristol-Myers Squibb Co.
4.95%, 02/20/26	200,000	201,258
3.20%, 06/15/26 (a)	350,000	343,661
4.90%, 02/22/27 (a)	200,000	202,302
3.25%, 02/27/27	75,000	73,212
1.13%, 11/13/27 (a)	150,000	136,856
3.90%, 02/20/28 (a)	300,000	295,539
4.90%, 02/22/29 (a)	300,000	304,641
3.40%, 07/26/29 (a)	450,000	428,710
1.45%, 11/13/30 (a)	250,000	210,147
5.75%, 02/01/31 (a)	150,000	158,592
5.10%, 02/22/31 (a)	225,000	230,119
2.95%, 03/15/32 (a)	350,000	311,867
5.90%, 11/15/33 (a)	200,000	215,154
5.20%, 02/22/34 (a)	500,000	512,115
4.13%, 06/15/39 (a)	325,000	292,419
2.35%, 11/13/40 (a)	150,000	104,483
3.55%, 03/15/42 (a)	250,000	202,992
3.25%, 08/01/42	100,000	77,063
5.50%, 02/22/44 (a)	100,000	103,118

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/01/44 (a)	75,000	68,036
4.63%, 05/15/44 (a)	150,000	138,989
5.00%, 08/15/45 (a)	100,000	96,787
4.35%, 11/15/47 (a)	250,000	217,840
4.55%, 02/20/48 (a)	250,000	224,847
4.25%, 10/26/49 (a)	650,000	555,262
2.55%, 11/13/50 (a)	200,000	123,518
3.70%, 03/15/52 (a)	350,000	271,621
6.25%, 11/15/53 (a)	200,000	224,636
5.55%, 02/22/54 (a)	500,000	514,835
3.90%, 03/15/62 (a)	200,000	152,650
6.40%, 11/15/63 (a)	275,000	313,698
5.65%, 02/22/64 (a)	350,000	358,540
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	149,998
4.00%, 04/15/38 (a)	150,000	134,832
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	102,693
2.40%, 08/18/31 (a)	150,000	125,412
5.10%, 04/01/52 (a)	75,000	62,118
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	150,000	146,453
3.75%, 09/25/27 (a)	150,000	146,765
4.10%, 01/07/28 (a)	75,000	73,805
4.20%, 09/17/29 (a)	150,000	147,171
2.75%, 05/14/31 (a)	150,000	132,630
4.65%, 09/17/34 (a)	150,000	145,502
Campbell's Co.
5.30%, 03/20/26	100,000	100,691
5.20%, 03/19/27	100,000	101,429
4.15%, 03/15/28 (a)	150,000	147,615
5.20%, 03/21/29 (a)	100,000	101,780
2.38%, 04/24/30 (a)	75,000	66,332
5.40%, 03/21/34 (a)	175,000	178,493
4.75%, 03/23/35 (a)	150,000	145,103
4.80%, 03/15/48 (a)	100,000	91,336
3.13%, 04/24/50 (a)	200,000	137,360
Cardinal Health, Inc.
4.70%, 11/15/26	150,000	150,001
3.41%, 06/15/27 (a)	250,000	242,930
5.13%, 02/15/29 (a)	125,000	126,793
5.00%, 11/15/29 (a)	125,000	125,789
5.45%, 02/15/34 (a)	100,000	101,949
5.35%, 11/15/34 (a)	150,000	151,821
4.50%, 11/15/44 (a)	100,000	86,662
4.90%, 09/15/45 (a)	80,000	73,127
4.37%, 06/15/47 (a)	100,000	84,494
5.75%, 11/15/54 (a)	150,000	154,177
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	35,987
Cencora, Inc.
3.45%, 12/15/27 (a)	100,000	96,813
2.80%, 05/15/30 (a)	100,000	90,369
2.70%, 03/15/31 (a)	200,000	176,204
5.13%, 02/15/34 (a)	100,000	100,263
4.25%, 03/01/45 (a)	100,000	85,782
4.30%, 12/15/47 (a)	100,000	84,788
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	94,428
Children's Hospital
2.93%, 07/15/50 (a)	100,000	67,307
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	87,111
2.59%, 02/01/50 (a)	80,000	51,978
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	90,553
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	66,721
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	96,999
5.60%, 11/15/32 (a)	100,000	104,720
3.95%, 08/01/47 (a)	100,000	80,958
5.00%, 06/15/52 (a)	100,000	95,654
Cigna Group
4.50%, 02/25/26 (a)	194,000	193,777
1.25%, 03/15/26 (a)	200,000	191,448
3.40%, 03/01/27 (a)	142,000	138,305
3.05%, 10/15/27 (a)	145,000	139,407
4.38%, 10/15/28 (a)	735,000	728,157
5.00%, 05/15/29 (a)	200,000	202,434
2.40%, 03/15/30 (a)	250,000	222,212
2.38%, 03/15/31 (a)	250,000	215,932
5.13%, 05/15/31 (a)	250,000	253,095
5.40%, 03/15/33 (a)	150,000	153,541
5.25%, 02/15/34 (a)	225,000	227,378
4.80%, 08/15/38 (a)	405,000	383,701
3.20%, 03/15/40 (a)	150,000	115,347
6.13%, 11/15/41	100,000	107,188
4.80%, 07/15/46 (a)	270,000	245,001
3.88%, 10/15/47 (a)	145,000	112,901
4.90%, 12/15/48 (a)	550,000	500,395
3.40%, 03/15/50 (a)	200,000	142,048
3.40%, 03/15/51 (a)	250,000	176,430
5.60%, 02/15/54 (a)	325,000	326,017
City of Hope
5.62%, 11/15/43	100,000	99,550
Cleveland Clinic Foundation
4.86%, 01/01/14	50,000	45,966
Clorox Co.
3.10%, 10/01/27 (a)	150,000	144,206
3.90%, 05/15/28 (a)	100,000	98,050
4.60%, 05/01/32 (a)	200,000	198,818
Coca-Cola Co.
3.38%, 03/25/27	200,000	196,338
2.90%, 05/25/27	100,000	96,890
1.45%, 06/01/27	300,000	280,362
1.50%, 03/05/28	100,000	91,729
1.00%, 03/15/28	250,000	225,870
2.13%, 09/06/29	150,000	136,010
3.45%, 03/25/30	200,000	191,690
1.65%, 06/01/30	300,000	259,164
2.00%, 03/05/31	125,000	108,551
1.38%, 03/15/31	250,000	208,272
2.25%, 01/05/32	350,000	303,656
5.00%, 05/13/34 (a)	175,000	179,256
4.65%, 08/14/34 (a)	150,000	149,653
2.50%, 06/01/40	200,000	146,102
2.88%, 05/05/41	150,000	114,279
4.20%, 03/25/50	100,000	88,124
2.60%, 06/01/50	300,000	194,268
3.00%, 03/05/51	250,000	175,777
2.50%, 03/15/51	250,000	156,912
5.30%, 05/13/54 (a)	200,000	204,324
5.20%, 01/14/55 (a)	275,000	276,688
2.75%, 06/01/60	200,000	125,376
5.40%, 05/13/64 (a)	300,000	307,290
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	102,405
5.45%, 06/01/34 (a)	100,000	103,004
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	200,000	182,114
1.85%, 09/01/32 (a)	100,000	80,080
5.25%, 11/26/43	150,000	150,861

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Colgate-Palmolive Co.
4.80%, 03/02/26	100,000	100,646
3.10%, 08/15/27 (a)	200,000	194,494
4.60%, 03/01/28 (a)	75,000	76,480
4.60%, 03/01/33 (a)	150,000	150,984
4.00%, 08/15/45	100,000	86,691
3.70%, 08/01/47 (a)	100,000	81,197
CommonSpirit Health
6.07%, 11/01/27 (a)	100,000	103,839
3.35%, 10/01/29 (a)	150,000	141,155
2.78%, 10/01/30 (a)	150,000	134,888
5.21%, 12/01/31 (a)	150,000	153,085
5.32%, 12/01/34 (a)	125,000	127,238
4.35%, 11/01/42	150,000	127,614
3.82%, 10/01/49 (a)	150,000	119,211
4.19%, 10/01/49 (a)	100,000	83,153
3.91%, 10/01/50 (a)	100,000	78,664
6.46%, 11/01/52 (a)	100,000	113,251
5.55%, 12/01/54 (a)	75,000	76,061
Community Health Network, Inc.
3.10%, 05/01/50 (a)	50,000	33,887
Conagra Brands, Inc.
5.30%, 10/01/26	200,000	202,134
1.38%, 11/01/27 (a)	250,000	227,765
4.85%, 11/01/28 (a)	250,000	250,660
5.30%, 11/01/38 (a)	175,000	170,110
5.40%, 11/01/48 (a)	200,000	191,886
Conopco, Inc.
7.25%, 12/15/26	75,000	79,056
Constellation Brands, Inc.
4.75%, 12/01/25	100,000	100,044
3.70%, 12/06/26 (a)	100,000	98,317
3.50%, 05/09/27 (a)	100,000	97,324
4.35%, 05/09/27 (a)	100,000	99,392
3.60%, 02/15/28 (a)	150,000	145,175
4.65%, 11/15/28 (a)	100,000	99,895
4.80%, 01/15/29 (a)	100,000	100,275
3.15%, 08/01/29 (a)	50,000	46,658
2.88%, 05/01/30 (a)	200,000	181,340
2.25%, 08/01/31 (a)	150,000	127,382
4.75%, 05/09/32 (a)	150,000	148,260
4.90%, 05/01/33 (a)	150,000	148,558
4.50%, 05/09/47 (a)	75,000	65,876
4.10%, 02/15/48 (a)	100,000	82,105
5.25%, 11/15/48 (a)	75,000	72,643
3.75%, 05/01/50 (a)	150,000	116,093
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	38,450
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	74,279
CVS Health Corp.
5.00%, 02/20/26 (a)	250,000	250,405
2.88%, 06/01/26 (a)	300,000	291,489
3.00%, 08/15/26 (a)	100,000	97,024
3.63%, 04/01/27 (a)	150,000	146,186
6.25%, 06/01/27	75,000	77,372
1.30%, 08/21/27 (a)	400,000	364,432
4.30%, 03/25/28 (a)	945,000	927,102
5.00%, 01/30/29 (a)	200,000	200,618
5.40%, 06/01/29 (a)	200,000	203,424
3.25%, 08/15/29 (a)	300,000	277,572
5.13%, 02/21/30 (a)	250,000	250,285
3.75%, 04/01/30 (a)	300,000	280,818
1.75%, 08/21/30 (a)	250,000	208,547
5.25%, 01/30/31 (a)	100,000	100,399
1.88%, 02/28/31 (a)	250,000	205,787
5.55%, 06/01/31 (a)	150,000	152,494
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 09/15/31 (a)	200,000	164,338
5.25%, 02/21/33 (a)	300,000	297,951
5.30%, 06/01/33 (a)	200,000	198,478
5.70%, 06/01/34 (a)	200,000	204,032
4.88%, 07/20/35 (a)	100,000	95,141
4.78%, 03/25/38 (a)	900,000	818,388
6.13%, 09/15/39	150,000	153,319
4.13%, 04/01/40 (a)	200,000	165,712
2.70%, 08/21/40 (a)	200,000	136,986
5.30%, 12/05/43 (a)	100,000	92,952
6.00%, 06/01/44 (a)	150,000	150,999
5.13%, 07/20/45 (a)	700,000	630,763
5.05%, 03/25/48 (a)	1,500,000	1,329,780
4.25%, 04/01/50 (a)	150,000	117,702
5.63%, 02/21/53 (a)	250,000	238,960
5.88%, 06/01/53 (a)	300,000	296,337
6.05%, 06/01/54 (a)	175,000	177,459
6.00%, 06/01/63 (a)	175,000	173,161
Danaher Corp.
4.38%, 09/15/45 (a)	100,000	89,989
2.60%, 10/01/50 (a)	200,000	127,796
2.80%, 12/10/51 (a)	200,000	131,914
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	50,000	40,325
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	134,535
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	200,000	183,032
3.25%, 11/15/39 (a)	150,000	121,359
3.40%, 11/15/49 (a)	150,000	112,907
Diageo Capital PLC
5.38%, 10/05/26 (a)	200,000	203,180
3.88%, 05/18/28 (a)	200,000	196,708
2.38%, 10/24/29 (a)	200,000	181,478
2.00%, 04/29/30 (a)	250,000	218,972
2.13%, 04/29/32 (a)	200,000	167,060
5.50%, 01/24/33 (a)	200,000	207,882
5.63%, 10/05/33 (a)	200,000	210,008
3.88%, 04/29/43 (a)	100,000	84,916
Diageo Investment Corp.
4.25%, 05/11/42	150,000	133,874
Dignity Health
4.50%, 11/01/42	50,000	44,200
5.27%, 11/01/64	50,000	47,889
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	125,259
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	98,586
Eli Lilly & Co.
5.00%, 02/27/26 (a)	150,000	150,040
4.50%, 02/09/27 (a)	200,000	200,910
5.50%, 03/15/27	100,000	102,847
3.10%, 05/15/27 (a)	100,000	97,416
4.15%, 08/14/27 (a)	200,000	199,488
4.50%, 02/09/29 (a)	200,000	201,066
3.38%, 03/15/29 (a)	200,000	192,500
4.20%, 08/14/29 (a)	200,000	198,344
4.70%, 02/27/33 (a)	200,000	200,558
4.70%, 02/09/34 (a)	250,000	248,390
4.60%, 08/14/34 (a)	200,000	197,336
3.70%, 03/01/45 (a)	100,000	82,542
3.95%, 05/15/47 (a)	50,000	42,399
3.95%, 03/15/49 (a)	200,000	167,152
2.25%, 05/15/50 (a)	200,000	120,076
4.88%, 02/27/53 (a)	200,000	191,854
5.00%, 02/09/54 (a)	300,000	292,377
5.05%, 08/14/54 (a)	200,000	196,696

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 03/15/59 (a)	75,000	62,865
2.50%, 09/15/60 (a)	175,000	101,152
4.95%, 02/27/63 (a)	225,000	215,284
5.10%, 02/09/64 (a)	250,000	243,580
5.20%, 08/14/64 (a)	200,000	197,862
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	97,010
4.38%, 05/15/28 (a)	100,000	99,453
2.38%, 12/01/29 (a)	100,000	89,824
2.60%, 04/15/30 (a)	150,000	134,934
1.95%, 03/15/31 (a)	150,000	126,351
4.65%, 05/15/33 (a)	100,000	97,272
5.00%, 02/14/34 (a)	150,000	150,345
6.00%, 05/15/37	90,000	95,052
4.15%, 03/15/47 (a)	100,000	82,510
3.13%, 12/01/49 (a)	150,000	102,242
5.15%, 05/15/53 (a)	100,000	99,147
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	86,148
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	228,612
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	40,672
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	300,000	308,862
4.80%, 08/14/29 (a)	200,000	200,518
5.86%, 03/15/30 (a)	200,000	209,566
5.91%, 11/22/32 (a)	300,000	319,197
6.38%, 11/22/52 (a)	200,000	226,832
General Mills, Inc.
4.70%, 01/30/27 (a)	100,000	100,203
3.20%, 02/10/27 (a)	200,000	194,284
4.20%, 04/17/28 (a)	250,000	246,632
5.50%, 10/17/28 (a)	100,000	102,925
2.88%, 04/15/30 (a)	150,000	136,559
2.25%, 10/14/31 (a)	150,000	127,695
4.95%, 03/29/33 (a)	200,000	199,390
5.25%, 01/30/35 (a)	125,000	126,253
5.40%, 06/15/40	75,000	76,115
3.00%, 02/01/51 (a)	150,000	100,491
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	500,000	494,110
2.95%, 03/01/27 (a)	200,000	193,526
1.20%, 10/01/27 (a)	150,000	137,169
4.80%, 11/15/29 (a)	150,000	150,826
1.65%, 10/01/30 (a)	200,000	169,412
5.25%, 10/15/33 (a)	200,000	205,428
5.10%, 06/15/35 (a)	150,000	152,106
4.60%, 09/01/35 (a)	200,000	193,962
4.00%, 09/01/36 (a)	100,000	91,069
2.60%, 10/01/40 (a)	200,000	144,802
5.65%, 12/01/41 (a)	224,000	232,474
4.80%, 04/01/44 (a)	300,000	280,224
4.50%, 02/01/45 (a)	350,000	314,090
4.75%, 03/01/46 (a)	470,000	434,581
4.15%, 03/01/47 (a)	300,000	254,394
2.80%, 10/01/50 (a)	250,000	163,275
5.55%, 10/15/53 (a)	175,000	181,356
5.50%, 11/15/54 (a)	150,000	153,967
5.60%, 11/15/64 (a)	150,000	153,857
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	191,364
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	400,000	393,440
6.38%, 05/15/38	463,000	518,287
4.20%, 03/18/43	100,000	88,711
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	145,104
2.88%, 09/01/50 (a)	100,000	67,691
4.50%, 07/01/57 (a)	50,000	44,473
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	400,000	389,432
3.38%, 03/24/29 (a)	250,000	237,347
3.63%, 03/24/32 (a)	400,000	369,988
4.00%, 03/24/52 (a)	250,000	203,835
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	55,981
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	146,783
3.50%, 09/15/27 (a)	100,000	97,102
3.90%, 11/19/29 (a)	100,000	95,140
6.05%, 05/14/34 (a)	100,000	103,185
6.35%, 03/15/40	50,000	52,892
5.10%, 05/15/44 (a)	50,000	45,598
HCA, Inc.
5.88%, 02/15/26 (a)	250,000	251,972
5.25%, 06/15/26 (a)	250,000	250,730
5.38%, 09/01/26 (a)	200,000	201,072
4.50%, 02/15/27 (a)	200,000	198,584
3.13%, 03/15/27 (a)	200,000	192,750
5.20%, 06/01/28 (a)	200,000	202,490
5.63%, 09/01/28 (a)	250,000	255,597
5.88%, 02/01/29 (a)	200,000	206,090
3.38%, 03/15/29 (a)	100,000	94,078
4.13%, 06/15/29 (a)	450,000	435,001
3.50%, 09/01/30 (a)	500,000	461,740
5.45%, 04/01/31 (a)	300,000	304,320
2.38%, 07/15/31 (a)	200,000	169,122
3.63%, 03/15/32 (a)	350,000	315,952
5.50%, 06/01/33 (a)	250,000	252,827
5.60%, 04/01/34 (a)	250,000	252,905
5.45%, 09/15/34 (a)	200,000	200,214
5.13%, 06/15/39 (a)	150,000	142,430
4.38%, 03/15/42 (a)	100,000	84,965
5.50%, 06/15/47 (a)	275,000	263,656
5.25%, 06/15/49 (a)	350,000	321,391
3.50%, 07/15/51 (a)	325,000	224,208
4.63%, 03/15/52 (a)	350,000	290,458
5.90%, 06/01/53 (a)	200,000	200,612
6.00%, 04/01/54 (a)	275,000	278,897
5.95%, 09/15/54 (a)	225,000	226,987
6.10%, 04/01/64 (a)	150,000	151,660
Hershey Co.
4.25%, 05/04/28 (a)	150,000	149,982
2.45%, 11/15/29 (a)	100,000	91,452
4.50%, 05/04/33 (a)	150,000	149,332
3.13%, 11/15/49 (a)	100,000	70,900
2.65%, 06/01/50 (a)	100,000	64,070
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	75,000	60,206
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	100,884
1.70%, 06/03/28 (a)	150,000	136,841
1.80%, 06/11/30 (a)	150,000	129,303
3.05%, 06/03/51 (a)	150,000	104,342
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	204,122
5.85%, 05/08/29 (a)	200,000	205,962
6.00%, 05/08/34 (a)	200,000	206,220
Illumina, Inc.
5.80%, 12/12/25 (a)	100,000	100,872
5.75%, 12/13/27 (a)	100,000	102,616
2.55%, 03/23/31 (a)	150,000	129,488

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	46,230
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	137,042
3.90%, 06/01/50 (a)	100,000	77,803
Inova Health System Foundation
4.07%, 05/15/52 (a)	75,000	63,864
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	76,845
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	204,838
6.25%, 02/01/29 (a)	200,000	208,878
J.M. Smucker Co.
5.90%, 11/15/28 (a)	200,000	209,372
2.38%, 03/15/30 (a)	100,000	89,315
2.13%, 03/15/32 (a)	250,000	208,017
6.20%, 11/15/33 (a)	200,000	215,096
4.25%, 03/15/35	100,000	93,099
6.50%, 11/15/43 (a)	200,000	220,310
4.38%, 03/15/45	100,000	85,961
3.55%, 03/15/50 (a)	100,000	73,344
6.50%, 11/15/53 (a)	150,000	168,225
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27 (a)	150,000	142,772
5.13%, 02/01/28 (a)	200,000	200,868
3.00%, 02/02/29 (a)	100,000	92,501
5.50%, 01/15/30 (a)	250,000	251,840
3.75%, 12/01/31 (a)	100,000	90,364
3.63%, 01/15/32 (a)	200,000	178,922
3.00%, 05/15/32 (a)	250,000	213,655
5.75%, 04/01/33 (a)	300,000	306,129
6.75%, 03/15/34 (a)	200,000	218,244
4.38%, 02/02/52 (a)	150,000	118,707
6.50%, 12/01/52 (a)	300,000	318,951
7.25%, 11/15/53 (a)(d)	200,000	232,222
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	125,625
Johnson & Johnson
2.45%, 03/01/26 (a)	300,000	293,196
2.95%, 03/03/27 (a)	200,000	194,424
0.95%, 09/01/27 (a)	300,000	275,658
2.90%, 01/15/28 (a)	200,000	192,346
4.80%, 06/01/29 (a)	200,000	204,262
1.30%, 09/01/30 (a)	400,000	340,040
4.90%, 06/01/31 (a)	200,000	204,782
4.95%, 05/15/33	100,000	104,294
4.38%, 12/05/33 (a)	150,000	149,739
4.95%, 06/01/34 (a)	150,000	153,930
3.55%, 03/01/36 (a)	200,000	179,870
3.63%, 03/03/37 (a)	200,000	178,930
5.95%, 08/15/37	200,000	222,322
3.40%, 01/15/38 (a)	150,000	129,390
5.85%, 07/15/38	100,000	110,294
2.10%, 09/01/40 (a)	250,000	174,795
4.50%, 09/01/40	150,000	148,407
4.50%, 12/05/43 (a)	100,000	97,795
3.70%, 03/01/46 (a)	430,000	358,267
3.75%, 03/03/47 (a)	200,000	166,800
3.50%, 01/15/48 (a)	150,000	119,723
2.25%, 09/01/50 (a)	200,000	123,788
5.25%, 06/01/54 (a)	175,000	181,832
2.45%, 09/01/60 (a)	250,000	147,848
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	97,230
2.81%, 06/01/41 (a)	250,000	186,245
4.88%, 04/01/42	150,000	146,561
4.15%, 05/01/47 (a)	250,000	216,250
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.27%, 11/01/49 (a)	150,000	110,498
3.00%, 06/01/51 (a)	250,000	174,302
Kellanova
3.25%, 04/01/26	150,000	147,468
3.40%, 11/15/27 (a)	100,000	96,800
4.30%, 05/15/28 (a)	100,000	98,820
2.10%, 06/01/30 (a)	150,000	131,837
7.45%, 04/01/31	100,000	113,830
4.50%, 04/01/46	100,000	88,603
5.75%, 05/16/54 (a)	75,000	79,232
Kenvue, Inc.
5.35%, 03/22/26 (a)	100,000	101,110
5.05%, 03/22/28 (a)	150,000	153,241
5.00%, 03/22/30 (a)	150,000	153,460
4.90%, 03/22/33 (a)	300,000	302,139
5.10%, 03/22/43 (a)	150,000	149,640
5.05%, 03/22/53 (a)	150,000	146,769
5.20%, 03/22/63 (a)	200,000	196,618
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	100,000	96,518
5.10%, 03/15/27 (a)	150,000	151,893
3.43%, 06/15/27 (a)	100,000	97,250
4.60%, 05/25/28 (a)	250,000	249,815
5.05%, 03/15/29 (a)	150,000	152,139
3.95%, 04/15/29 (a)	175,000	170,075
3.20%, 05/01/30 (a)	100,000	92,592
2.25%, 03/15/31 (a)	100,000	86,140
5.20%, 03/15/31 (a)	150,000	153,244
4.05%, 04/15/32 (a)	200,000	191,232
5.30%, 03/15/34 (a)	100,000	102,236
4.50%, 11/15/45 (a)	150,000	132,617
4.42%, 12/15/46 (a)	50,000	43,223
3.80%, 05/01/50 (a)	150,000	116,741
3.35%, 03/15/51 (a)	100,000	71,480
4.50%, 04/15/52 (a)	200,000	173,758
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	146,997
1.05%, 09/15/27 (a)	50,000	45,708
3.95%, 11/01/28 (a)	100,000	98,494
3.20%, 04/25/29 (a)	100,000	95,627
3.10%, 03/26/30 (a)	250,000	233,595
2.00%, 11/02/31 (a)	150,000	128,786
4.50%, 02/16/33 (a)	100,000	99,700
3.20%, 07/30/46 (a)	100,000	73,848
3.90%, 05/04/47 (a)	100,000	82,310
2.88%, 02/07/50 (a)	150,000	103,304
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	38,000	38,740
Koninklijke Philips NV
6.88%, 03/11/38	150,000	167,691
5.00%, 03/15/42	95,000	89,467
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	292,794
3.88%, 05/15/27 (a)	250,000	245,677
3.75%, 04/01/30 (a)	125,000	119,525
4.25%, 03/01/31 (a)	200,000	194,696
5.00%, 07/15/35 (a)	100,000	99,570
6.88%, 01/26/39	150,000	170,826
6.50%, 02/09/40	125,000	138,028
5.00%, 06/04/42	275,000	259,157
5.20%, 07/15/45 (a)	350,000	331,821
4.38%, 06/01/46 (a)	500,000	424,450
4.88%, 10/01/49 (a)	250,000	225,662
5.50%, 06/01/50 (a)	200,000	197,422
Kroger Co.
3.50%, 02/01/26 (a)	100,000	98,652
4.70%, 08/15/26	200,000	200,636

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 10/15/26 (a)	150,000	144,714
3.70%, 08/01/27 (a)	100,000	97,916
4.60%, 08/15/27 (a)	200,000	200,904
4.50%, 01/15/29 (a)	200,000	198,948
4.65%, 09/15/29 (a)	250,000	250,702
2.20%, 05/01/30 (a)	100,000	87,828
1.70%, 01/15/31 (a)	100,000	83,806
4.90%, 09/15/31 (a)	250,000	251,300
5.00%, 09/15/34 (a)	400,000	397,856
6.90%, 04/15/38	50,000	56,841
5.40%, 07/15/40 (a)	100,000	99,861
5.00%, 04/15/42 (a)	100,000	94,963
3.88%, 10/15/46 (a)	100,000	79,124
4.45%, 02/01/47 (a)	200,000	172,976
4.65%, 01/15/48 (a)	100,000	88,488
5.40%, 01/15/49 (a)	100,000	99,472
3.95%, 01/15/50 (a)	150,000	119,652
5.50%, 09/15/54 (a)	375,000	372,232
5.65%, 09/15/64 (a)	275,000	272,013
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	146,412
2.95%, 12/01/29 (a)	100,000	91,659
4.35%, 04/01/30 (a)	100,000	97,684
2.70%, 06/01/31 (a)	150,000	131,567
4.55%, 04/01/32 (a)	100,000	97,265
4.80%, 10/01/34 (a)	175,000	170,252
4.70%, 02/01/45 (a)	150,000	135,543
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	81,917
4.12%, 07/01/55	100,000	84,016
3.34%, 07/01/60 (a)	100,000	70,494
Mattel, Inc.
5.45%, 11/01/41 (a)	75,000	70,007
Mayo Clinic
4.00%, 11/15/47	100,000	85,288
3.20%, 11/15/61 (a)	150,000	101,331
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	200,000	191,420
3.40%, 08/15/27 (a)	150,000	145,956
1.85%, 02/15/31 (a)	100,000	84,044
4.95%, 04/15/33 (a)	100,000	99,967
4.20%, 08/15/47 (a)	50,000	42,516
McKesson Corp.
0.90%, 12/03/25 (a)	100,000	96,461
1.30%, 08/15/26 (a)	200,000	189,770
3.95%, 02/16/28 (a)	100,000	98,606
5.10%, 07/15/33 (a)	150,000	152,968
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	89,368
Mead Johnson Nutrition Co.
5.90%, 11/01/39	150,000	160,251
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	199,314
4.50%, 03/30/33 (a)	150,000	147,191
Medtronic, Inc.
4.38%, 03/15/35	400,000	386,004
4.63%, 03/15/45	325,000	301,447
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	98,963
4.20%, 07/01/55	190,000	163,628
Merck & Co., Inc.
0.75%, 02/24/26 (a)	150,000	143,576
1.70%, 06/10/27 (a)	300,000	281,823
1.90%, 12/10/28 (a)	200,000	181,868
3.40%, 03/07/29 (a)	350,000	336,000
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 05/17/30 (a)	150,000	148,915
1.45%, 06/24/30 (a)	250,000	212,432
2.15%, 12/10/31 (a)	400,000	342,020
4.50%, 05/17/33 (a)	250,000	246,807
6.50%, 12/01/33 (e)(g)	100,000	113,604
6.55%, 09/15/37	100,000	115,032
3.90%, 03/07/39 (a)	200,000	176,798
2.35%, 06/24/40 (a)	100,000	70,646
3.60%, 09/15/42 (a)	100,000	81,410
4.15%, 05/18/43	200,000	176,178
4.90%, 05/17/44 (a)	150,000	145,607
3.70%, 02/10/45 (a)	400,000	324,136
4.00%, 03/07/49 (a)	300,000	249,459
2.45%, 06/24/50 (a)	250,000	154,062
2.75%, 12/10/51 (a)	400,000	258,476
5.00%, 05/17/53 (a)	350,000	337,529
2.90%, 12/10/61 (a)	250,000	154,282
5.15%, 05/17/63 (a)	150,000	145,728
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	75,000	79,222
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	99,320
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	341,029
5.00%, 05/01/42	200,000	192,018
4.20%, 07/15/46 (a)	330,000	278,470
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	143,813
4.75%, 02/20/29 (a)	100,000	100,715
2.75%, 04/13/30 (a)	150,000	136,202
1.50%, 02/04/31 (a)	75,000	62,384
3.00%, 03/17/32 (a)	150,000	133,050
1.88%, 10/15/32 (a)	150,000	122,747
4.75%, 08/28/34 (a)	100,000	98,197
2.63%, 09/04/50 (a)	150,000	93,785
Montefiore Obligated Group
4.29%, 09/01/50	100,000	75,717
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	67,791
3.39%, 07/01/50 (a)	150,000	93,447
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	62,342
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	148,027
5.40%, 11/29/43 (a)	100,000	92,664
5.20%, 04/15/48 (a)	100,000	86,378
MyMichigan Health
3.41%, 06/01/50 (a)	75,000	56,073
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	70,006
4.02%, 08/01/45	150,000	129,530
2.61%, 08/01/60 (a)	100,000	59,775
3.95%, 08/01/19 (a)	100,000	74,163
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	36,587
4.26%, 11/01/47 (a)	150,000	127,412
3.81%, 11/01/49 (a)	100,000	78,266
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	79,585
3.17%, 11/01/51 (a)	100,000	70,506
3.32%, 11/01/61 (a)	75,000	51,217
Novartis Capital Corp.
2.00%, 02/14/27 (a)	200,000	190,554
3.10%, 05/17/27 (a)	200,000	194,564
3.80%, 09/18/29 (a)	175,000	170,303
2.20%, 08/14/30 (a)	250,000	221,695

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 09/18/31 (a)	150,000	145,127
4.20%, 09/18/34 (a)	200,000	191,284
3.70%, 09/21/42	100,000	84,445
4.40%, 05/06/44	350,000	321,874
4.00%, 11/20/45 (a)	225,000	194,092
2.75%, 08/14/50 (a)	200,000	135,360
4.70%, 09/18/54 (a)	125,000	117,359
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	32,493
NYU Langone Hospitals
4.78%, 07/01/44	100,000	96,066
4.37%, 07/01/47 (a)	100,000	89,275
3.38%, 07/01/55 (a)	150,000	107,769
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	50,000	39,443
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	128,868
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	42,959
3.33%, 10/01/50 (a)	100,000	74,650
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	75,000	68,132
3.22%, 11/15/50 (a)	100,000	68,313
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	100,000	99,449
PepsiCo, Inc.
2.85%, 02/24/26 (a)	100,000	98,223
2.38%, 10/06/26 (a)	250,000	241,450
5.13%, 11/10/26 (a)	150,000	152,188
2.63%, 03/19/27 (a)	150,000	144,564
3.00%, 10/15/27 (a)	250,000	241,577
3.60%, 02/18/28 (a)	150,000	147,018
4.45%, 05/15/28 (a)	150,000	151,126
7.00%, 03/01/29	150,000	165,379
4.50%, 07/17/29 (a)	150,000	151,171
2.63%, 07/29/29 (a)	250,000	231,935
2.75%, 03/19/30 (a)	350,000	321,121
1.63%, 05/01/30 (a)	200,000	172,532
1.40%, 02/25/31 (a)	200,000	166,482
1.95%, 10/21/31 (a)	250,000	211,932
3.90%, 07/18/32 (a)	200,000	191,362
4.80%, 07/17/34 (a)	450,000	453,055
5.50%, 01/15/40	150,000	158,233
3.50%, 03/19/40 (a)	50,000	41,834
2.63%, 10/21/41 (a)	150,000	108,587
4.00%, 03/05/42	100,000	87,280
3.60%, 08/13/42	75,000	61,724
4.45%, 04/14/46 (a)	200,000	181,166
3.45%, 10/06/46 (a)	150,000	116,535
4.00%, 05/02/47 (a)	100,000	84,658
3.38%, 07/29/49 (a)	75,000	56,409
2.88%, 10/15/49 (a)	150,000	102,960
3.63%, 03/19/50 (a)	200,000	157,752
2.75%, 10/21/51 (a)	150,000	98,879
4.20%, 07/18/52 (a)	100,000	86,188
4.65%, 02/15/53 (a)	100,000	92,720
5.25%, 07/17/54 (a)	100,000	101,947
3.88%, 03/19/60 (a)	100,000	79,969
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	600,000	599,562
4.45%, 05/19/28 (a)	700,000	698,803
4.65%, 05/19/30 (a)	600,000	600,354
4.75%, 05/19/33 (a)	950,000	939,768
5.11%, 05/19/43 (a)	575,000	564,437
5.30%, 05/19/53 (a)	1,125,000	1,111,241
5.34%, 05/19/63 (a)	750,000	728,797
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pfizer, Inc.
2.75%, 06/03/26	250,000	243,870
3.00%, 12/15/26	350,000	340,210
3.60%, 09/15/28 (a)	200,000	194,874
3.45%, 03/15/29 (a)	300,000	288,522
2.63%, 04/01/30 (a)	200,000	181,786
1.70%, 05/28/30 (a)	200,000	172,482
1.75%, 08/18/31 (a)	200,000	167,330
4.00%, 12/15/36	150,000	137,600
4.10%, 09/15/38 (a)	150,000	136,091
3.90%, 03/15/39 (a)	125,000	109,711
7.20%, 03/15/39	460,000	554,714
2.55%, 05/28/40 (a)	200,000	144,670
5.60%, 09/15/40	50,000	51,944
4.30%, 06/15/43	100,000	88,987
4.40%, 05/15/44	180,000	162,610
4.13%, 12/15/46	200,000	169,206
4.20%, 09/15/48 (a)	200,000	170,172
4.00%, 03/15/49 (a)	250,000	207,307
2.70%, 05/28/50 (a)	200,000	130,824
Pharmacia LLC
6.60%, 12/01/28	150,000	161,034
Philip Morris International, Inc.
4.88%, 02/13/26	350,000	351,246
2.75%, 02/25/26 (a)	125,000	122,291
0.88%, 05/01/26 (a)	150,000	142,511
4.75%, 02/12/27	200,000	201,020
4.38%, 11/01/27	150,000	149,385
5.13%, 11/17/27 (a)	300,000	304,878
4.88%, 02/15/28 (a)	350,000	353,412
3.13%, 03/02/28 (a)	100,000	95,814
5.25%, 09/07/28 (a)	150,000	153,474
4.88%, 02/13/29 (a)	200,000	201,940
3.38%, 08/15/29 (a)	150,000	142,355
4.63%, 11/01/29 (a)	125,000	124,830
5.63%, 11/17/29 (a)	250,000	260,245
5.13%, 02/15/30 (a)	450,000	458,397
2.10%, 05/01/30 (a)	150,000	131,541
5.50%, 09/07/30 (a)	125,000	129,518
1.75%, 11/01/30 (a)	150,000	126,878
5.13%, 02/13/31 (a)	200,000	203,478
4.75%, 11/01/31 (a)	125,000	124,354
5.75%, 11/17/32 (a)	300,000	315,318
5.38%, 02/15/33 (a)	500,000	511,760
5.63%, 09/07/33 (a)	150,000	156,241
5.25%, 02/13/34 (a)	300,000	304,722
4.90%, 11/01/34 (a)	125,000	123,720
6.38%, 05/16/38	250,000	277,845
4.38%, 11/15/41	200,000	177,824
4.50%, 03/20/42	100,000	90,236
3.88%, 08/21/42	100,000	82,713
4.13%, 03/04/43	175,000	149,051
4.88%, 11/15/43	100,000	94,097
4.25%, 11/10/44	200,000	171,810
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	144,584
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	186,882
3.50%, 03/01/32 (a)	150,000	132,096
6.25%, 07/01/33 (a)	150,000	157,153
6.88%, 05/15/34 (a)	100,000	109,613
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	106,323
Procter & Gamble Co.
2.70%, 02/02/26	150,000	147,206
1.00%, 04/23/26	250,000	239,557
2.45%, 11/03/26	241,000	233,066

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 02/01/27	200,000	190,666
2.80%, 03/25/27	100,000	96,972
2.85%, 08/11/27	150,000	144,863
3.95%, 01/26/28	100,000	99,586
4.35%, 01/29/29	100,000	100,594
3.00%, 03/25/30	300,000	280,230
1.20%, 10/29/30	150,000	125,561
1.95%, 04/23/31	150,000	131,009
2.30%, 02/01/32	200,000	176,458
4.05%, 01/26/33	150,000	146,558
4.55%, 01/29/34	150,000	150,102
5.80%, 08/15/34	100,000	109,185
5.55%, 03/05/37	150,000	162,555
3.55%, 03/25/40	100,000	86,221
3.50%, 10/25/47	100,000	80,282
3.60%, 03/25/50	100,000	80,871
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	180,898
5.40%, 10/01/33 (a)	100,000	102,086
3.93%, 10/01/48 (a)	100,000	80,072
2.70%, 10/01/51 (a)	150,000	92,733
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	150,000	150,339
4.20%, 06/30/29 (a)	100,000	98,040
4.63%, 12/15/29 (a)	100,000	99,410
2.95%, 06/30/30 (a)	150,000	136,520
2.80%, 06/30/31 (a)	200,000	176,858
6.40%, 11/30/33 (a)	125,000	137,008
5.00%, 12/15/34 (a)	150,000	148,659
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	210,595
2.80%, 09/15/50 (a)	150,000	94,089
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	90,089
3.30%, 09/15/29 (a)	150,000	139,877
2.55%, 03/15/31 (a)	100,000	86,094
2.25%, 09/15/31 (a)	150,000	125,966
3.63%, 03/15/51 (a)	50,000	36,128
Reynolds American, Inc.
5.70%, 08/15/35 (a)	150,000	154,290
7.25%, 06/15/37	75,000	84,836
6.15%, 09/15/43	100,000	103,129
5.85%, 08/15/45 (a)	350,000	346,752
Royalty Pharma PLC
1.75%, 09/02/27 (a)	200,000	184,644
5.15%, 09/02/29 (a)	75,000	75,568
2.20%, 09/02/30 (a)	200,000	171,830
2.15%, 09/02/31 (a)	150,000	125,430
5.40%, 09/02/34 (a)	75,000	74,785
3.30%, 09/02/40 (a)	200,000	150,430
3.55%, 09/02/50 (a)	150,000	106,029
3.35%, 09/02/51 (a)	150,000	100,206
5.90%, 09/02/54 (a)	75,000	75,684
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	96,742
Sanofi SA
3.63%, 06/19/28 (a)	250,000	244,150
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	32,372
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	285,000	278,607
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	212,245
5.40%, 03/20/34 (a)	150,000	152,103
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Solventum Corp.
5.45%, 02/25/27 (a)(d)	200,000	202,594
5.40%, 03/01/29 (a)(d)	250,000	253,662
5.45%, 03/13/31 (a)(d)	200,000	203,202
5.60%, 03/23/34 (a)(d)	275,000	279,887
5.90%, 04/30/54 (a)(d)	250,000	256,292
6.00%, 05/15/64 (a)(d)	100,000	102,355
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	100,638
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	93,650
3.80%, 11/15/48 (a)	150,000	123,926
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	131,336
3.75%, 03/15/51 (a)	150,000	112,067
Stryker Corp.
3.50%, 03/15/26 (a)	150,000	147,963
3.65%, 03/07/28 (a)	150,000	146,208
4.85%, 12/08/28 (a)	75,000	75,837
4.25%, 09/11/29 (a)	125,000	123,400
1.95%, 06/15/30 (a)	200,000	173,668
4.63%, 09/11/34 (a)	150,000	147,153
4.38%, 05/15/44 (a)	100,000	88,240
4.63%, 03/15/46 (a)	175,000	159,619
2.90%, 06/15/50 (a)	150,000	103,446
Sutter Health
2.29%, 08/15/30 (a)	100,000	88,210
3.16%, 08/15/40 (a)	100,000	78,687
4.09%, 08/15/48 (a)	65,000	55,621
3.36%, 08/15/50 (a)	75,000	56,228
5.55%, 08/15/53 (a)(c)	100,000	107,620
Sysco Corp.
3.30%, 07/15/26 (a)	250,000	244,825
3.25%, 07/15/27 (a)	150,000	145,074
2.40%, 02/15/30 (a)	100,000	89,119
5.95%, 04/01/30 (a)	200,000	210,680
2.45%, 12/14/31 (a)	150,000	128,300
6.00%, 01/17/34 (a)	100,000	107,310
6.60%, 04/01/40 (a)	75,000	83,506
4.85%, 10/01/45 (a)	100,000	91,754
4.50%, 04/01/46 (a)	75,000	65,064
4.45%, 03/15/48 (a)	100,000	85,536
3.30%, 02/15/50 (a)	100,000	71,475
6.60%, 04/01/50 (a)	250,000	284,540
3.15%, 12/14/51 (a)	150,000	102,164
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	252,935
2.05%, 03/31/30 (a)	500,000	436,530
5.30%, 07/05/34 (a)	200,000	203,058
3.03%, 07/09/40 (a)	200,000	151,180
3.18%, 07/09/50 (a)	450,000	310,635
5.65%, 07/05/54 (a)	200,000	204,434
3.38%, 07/09/60 (a)	200,000	135,096
5.80%, 07/05/64 (a)	200,000	205,264
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	121,578
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	100,000	100,844
4.80%, 11/21/27 (a)	200,000	202,332
1.75%, 10/15/28 (a)	100,000	90,669
5.00%, 01/31/29 (a)	200,000	203,864
2.60%, 10/01/29 (a)	150,000	137,928
4.98%, 08/10/30 (a)	150,000	152,851
2.00%, 10/15/31 (a)	250,000	211,405
4.95%, 11/21/32 (a)	150,000	152,055
5.09%, 08/10/33 (a)	200,000	203,680
5.20%, 01/31/34 (a)	100,000	102,806

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 10/15/41 (a)	250,000	184,227
5.40%, 08/10/43 (a)	100,000	102,598
5.30%, 02/01/44 (a)	45,000	45,047
4.10%, 08/15/47 (a)	200,000	171,256
Trinity Health Corp.
4.13%, 12/01/45	100,000	86,187
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	198,384
3.55%, 06/02/27 (a)	250,000	243,652
4.35%, 03/01/29 (a)	150,000	147,156
5.40%, 03/15/29 (a)	100,000	102,292
5.70%, 03/15/34 (a)	175,000	181,167
4.88%, 08/15/34 (a)	50,000	48,999
5.15%, 08/15/44 (a)	150,000	142,013
4.55%, 06/02/47 (a)	100,000	86,442
5.10%, 09/28/48 (a)	300,000	281,100
Unilever Capital Corp.
2.00%, 07/28/26	250,000	240,785
2.90%, 05/05/27 (a)	250,000	242,040
4.25%, 08/12/27 (a)	150,000	149,739
3.50%, 03/22/28 (a)	250,000	243,852
4.88%, 09/08/28 (a)	150,000	152,635
2.13%, 09/06/29 (a)	150,000	135,258
1.38%, 09/14/30 (a)	100,000	84,140
1.75%, 08/12/31 (a)	150,000	126,308
5.90%, 11/15/32	100,000	108,491
5.00%, 12/08/33 (a)	150,000	153,322
4.63%, 08/12/34 (a)	150,000	148,341
2.63%, 08/12/51 (a)	100,000	65,521
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	141,758
4.63%, 10/15/29 (a)	100,000	97,587
2.65%, 10/15/30 (a)	225,000	195,642
5.05%, 10/15/34 (a)	100,000	95,914
UPMC
5.04%, 05/15/33 (a)	150,000	151,045
5.38%, 05/15/43 (a)	100,000	102,139
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	394,076
5.25%, 06/15/46 (a)	200,000	175,682
Viatris, Inc.
2.30%, 06/22/27 (a)	100,000	93,876
2.70%, 06/22/30 (a)	300,000	263,289
3.85%, 06/22/40 (a)	250,000	194,797
4.00%, 06/22/50 (a)	400,000	287,688
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	68,053
Whirlpool Corp.
4.75%, 02/26/29 (a)	100,000	99,065
2.40%, 05/15/31 (a)	100,000	83,708
5.75%, 03/01/34 (a)	100,000	99,616
4.50%, 06/01/46 (a)	100,000	81,050
4.60%, 05/15/50 (a)	100,000	80,128
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	101,135
Wyeth LLC
6.50%, 02/01/34	150,000	167,439
6.00%, 02/15/36	100,000	108,287
5.95%, 04/01/37	300,000	323,004
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	61,706
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (a)	100,000	98,352
5.35%, 12/01/28 (a)	100,000	102,473
2.60%, 11/24/31 (a)	150,000	130,308
5.20%, 09/15/34 (a)	100,000	100,271
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 11/30/39	75,000	77,774
4.45%, 08/15/45 (a)	75,000	65,846
Zoetis, Inc.
3.00%, 09/12/27 (a)	100,000	96,172
3.90%, 08/20/28 (a)	100,000	97,726
2.00%, 05/15/30 (a)	150,000	130,436
5.60%, 11/16/32 (a)	250,000	261,977
4.70%, 02/01/43 (a)	195,000	180,221
3.95%, 09/12/47 (a)	100,000	81,326
4.45%, 08/20/48 (a)	100,000	86,784
3.00%, 05/15/50 (a)	100,000	68,092
		197,188,168
Energy 1.8%
Apache Corp.
4.38%, 10/15/28 (a)	100,000	97,294
4.25%, 01/15/30 (a)	100,000	95,285
6.00%, 01/15/37	100,000	101,960
5.10%, 09/01/40 (a)	225,000	199,006
5.25%, 02/01/42 (a)	100,000	88,902
4.75%, 04/15/43 (a)	100,000	82,666
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	198,050
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	95,313
3.34%, 12/15/27 (a)	200,000	193,090
3.14%, 11/07/29 (a)	100,000	93,375
4.49%, 05/01/30 (a)	150,000	148,802
4.08%, 12/15/47 (a)	250,000	207,835
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	100,000	99,025
4.80%, 05/03/29 (a)	100,000	99,501
3.40%, 02/15/31 (a)	100,000	91,061
3.60%, 09/01/32 (a)	100,000	89,540
5.63%, 08/01/34 (a)	100,000	102,126
BP Capital Markets America, Inc.
3.41%, 02/11/26 (a)	150,000	148,109
3.12%, 05/04/26 (a)	200,000	196,324
3.02%, 01/16/27 (a)	100,000	97,109
3.54%, 04/06/27 (a)	100,000	98,072
3.59%, 04/14/27 (a)	100,000	98,112
5.02%, 11/17/27 (a)	150,000	152,262
3.94%, 09/21/28 (a)	150,000	146,888
4.23%, 11/06/28 (a)	350,000	346,160
4.70%, 04/10/29 (a)	200,000	200,890
4.97%, 10/17/29 (a)	150,000	152,168
4.87%, 11/25/29 (a)	100,000	100,905
3.63%, 04/06/30 (a)	300,000	286,047
1.75%, 08/10/30 (a)	200,000	171,368
2.72%, 01/12/32 (a)	350,000	305,725
4.81%, 02/13/33 (a)	400,000	396,204
4.89%, 09/11/33 (a)	350,000	347,476
4.99%, 04/10/34 (a)	250,000	250,295
5.23%, 11/17/34 (a)	425,000	431,643
3.06%, 06/17/41 (a)	300,000	226,035
3.00%, 02/24/50 (a)	400,000	269,812
2.77%, 11/10/50 (a)	250,000	160,137
2.94%, 06/04/51 (a)	400,000	263,848
3.00%, 03/17/52 (a)	250,000	166,507
3.38%, 02/08/61 (a)	300,000	203,733
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	339,587
3.72%, 11/28/28 (a)	150,000	145,458
Burlington Resources LLC
7.40%, 12/01/31	200,000	231,374
5.95%, 10/15/36	75,000	80,529

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	250,000	244,980
2.95%, 07/15/30 (a)	100,000	90,153
7.20%, 01/15/32	75,000	84,084
6.45%, 06/30/33	195,000	209,015
6.25%, 03/15/38	180,000	189,945
6.75%, 02/01/39	150,000	164,103
4.95%, 06/01/47 (a)	100,000	90,312
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	100,000	85,098
5.25%, 06/15/37 (a)	76,000	73,533
6.75%, 11/15/39	100,000	111,126
5.40%, 06/15/47 (a)	100,000	94,251
3.75%, 02/15/52 (a)	150,000	110,444
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	275,000	277,150
3.70%, 11/15/29 (a)	200,000	189,502
2.74%, 12/31/39 (a)	100,000	81,292
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	244,335
4.00%, 03/01/31 (a)	250,000	235,135
3.25%, 01/31/32 (a)	150,000	132,659
5.95%, 06/30/33 (a)	300,000	312,903
5.75%, 08/15/34 (a)(d)	200,000	205,554
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	296,877
5.65%, 04/15/34 (a)	300,000	307,965
Chevron Corp.
2.95%, 05/16/26 (a)	400,000	391,908
2.00%, 05/11/27 (a)	200,000	189,518
2.24%, 05/11/30 (a)	250,000	222,405
3.08%, 05/11/50 (a)	150,000	106,281
Chevron USA, Inc.
1.02%, 08/12/27 (a)	150,000	137,637
3.85%, 01/15/28 (a)	100,000	99,041
3.25%, 10/15/29 (a)	100,000	95,022
6.00%, 03/01/41 (a)	50,000	55,231
5.25%, 11/15/43 (a)	100,000	101,857
2.34%, 08/12/50 (a)	150,000	90,477
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	101,048
Conoco Funding Co.
7.25%, 10/15/31	100,000	114,569
ConocoPhillips
5.90%, 10/15/32	100,000	107,941
5.90%, 05/15/38	125,000	134,256
6.50%, 02/01/39	300,000	338,913
4.88%, 10/01/47 (a)	100,000	92,806
ConocoPhillips Co.
6.95%, 04/15/29	200,000	219,662
5.05%, 09/15/33 (a)	150,000	152,465
5.00%, 01/15/35 (a)(h)	250,000	250,712
3.76%, 03/15/42 (a)	150,000	124,193
4.30%, 11/15/44 (a)	150,000	131,214
3.80%, 03/15/52 (a)	200,000	155,008
5.30%, 05/15/53 (a)	150,000	147,657
5.55%, 03/15/54 (a)	200,000	203,500
5.50%, 01/15/55 (a)(h)	265,000	266,782
4.03%, 03/15/62 (a)	307,000	237,857
5.70%, 09/15/63 (a)	150,000	154,275
5.65%, 01/15/65 (a)(h)	150,000	151,461
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	244,560
4.90%, 06/01/44 (a)	100,000	84,081
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	150,000	146,964
4.38%, 03/15/29 (a)	100,000	97,467
5.60%, 03/15/34 (a)	75,000	76,343
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	200,000	202,426
3.25%, 02/15/32 (a)	200,000	175,702
Devon Energy Corp.
5.85%, 12/15/25 (a)	100,000	100,846
5.25%, 10/15/27 (a)	130,000	130,494
5.88%, 06/15/28 (a)(d)	30,000	30,173
4.50%, 01/15/30 (a)	130,000	127,334
7.88%, 09/30/31	100,000	115,224
7.95%, 04/15/32	100,000	115,093
5.20%, 09/15/34 (a)	200,000	195,382
5.60%, 07/15/41 (a)	250,000	242,337
4.75%, 05/15/42 (a)	100,000	87,608
5.00%, 06/15/45 (a)	175,000	154,038
5.75%, 09/15/54 (a)	200,000	192,894
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	194,868
5.20%, 04/18/27 (a)	150,000	152,051
3.50%, 12/01/29 (a)	150,000	140,966
5.15%, 01/30/30 (a)	150,000	151,908
3.13%, 03/24/31 (a)	150,000	135,198
6.25%, 03/15/33 (a)	200,000	212,976
5.40%, 04/18/34 (a)	200,000	202,262
4.40%, 03/24/51 (a)	100,000	82,455
4.25%, 03/15/52 (a)	150,000	120,380
6.25%, 03/15/53 (a)	100,000	106,100
5.75%, 04/18/54 (a)	250,000	249,507
5.90%, 04/18/64 (a)	225,000	225,011
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	150,000	149,883
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	200,000	185,316
4.80%, 11/01/43 (a)(d)	100,000	91,770
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	117,844
5.50%, 09/15/40 (a)	80,000	79,337
7.38%, 10/15/45 (a)	100,000	118,527
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	94,626
5.90%, 11/15/26 (a)	150,000	153,321
4.25%, 12/01/26 (a)	150,000	148,808
5.25%, 04/05/27 (a)	125,000	126,869
3.70%, 07/15/27 (a)	150,000	147,014
6.00%, 11/15/28 (a)	150,000	157,215
5.30%, 04/05/29 (a)	150,000	152,811
3.13%, 11/15/29 (a)	175,000	162,333
6.20%, 11/15/30 (a)	150,000	160,069
5.70%, 03/08/33 (a)	400,000	415,064
2.50%, 08/01/33 (a)	200,000	164,678
5.63%, 04/05/34 (a)	200,000	206,078
4.50%, 06/10/44 (a)	100,000	86,406
5.50%, 12/01/46 (a)	100,000	100,108
4.00%, 11/15/49 (a)	100,000	79,410
3.40%, 08/01/51 (a)	150,000	107,318
6.70%, 11/15/53 (a)	250,000	286,907
5.95%, 04/05/54 (a)	175,000	183,913
7.20%, 06/27/54 (a)(b)	125,000	130,379
7.38%, 03/15/55 (a)(b)	100,000	104,138
Energy Transfer LP
5.95%, 12/01/25 (a)	75,000	75,648
4.75%, 01/15/26 (a)	150,000	149,849
3.90%, 07/15/26 (a)	100,000	98,614
6.05%, 12/01/26 (a)	150,000	153,687

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 03/15/27 (a)	150,000	149,034
4.20%, 04/15/27 (a)	100,000	98,936
5.50%, 06/01/27 (a)	150,000	152,653
4.00%, 10/01/27 (a)	200,000	196,430
5.55%, 02/15/28 (a)	150,000	153,742
4.95%, 05/15/28 (a)	150,000	150,974
4.95%, 06/15/28 (a)	150,000	151,133
6.10%, 12/01/28 (a)	150,000	157,395
5.25%, 04/15/29 (a)	300,000	304,620
5.25%, 07/01/29 (a)	200,000	203,452
4.15%, 09/15/29 (a)	100,000	97,198
3.75%, 05/15/30 (a)	300,000	283,167
6.40%, 12/01/30 (a)	200,000	214,054
5.75%, 02/15/33 (a)	250,000	258,295
6.55%, 12/01/33 (a)	250,000	272,440
5.55%, 05/15/34 (a)	200,000	203,534
5.60%, 09/01/34 (a)	225,000	230,096
4.90%, 03/15/35 (a)	80,000	77,431
6.63%, 10/15/36	100,000	109,911
5.80%, 06/15/38 (a)	150,000	153,303
7.50%, 07/01/38	50,000	58,395
6.05%, 06/01/41 (a)	100,000	103,583
6.50%, 02/01/42 (a)	150,000	162,028
6.10%, 02/15/42	100,000	103,254
4.95%, 01/15/43 (a)	100,000	89,804
5.15%, 02/01/43 (a)	100,000	92,511
5.95%, 10/01/43 (a)	100,000	101,873
5.30%, 04/01/44 (a)	100,000	94,288
5.00%, 05/15/44 (a)	75,000	67,694
5.15%, 03/15/45 (a)	200,000	184,328
5.35%, 05/15/45 (a)	175,000	165,410
6.13%, 12/15/45 (a)	165,000	170,648
5.30%, 04/15/47 (a)	200,000	185,870
5.40%, 10/01/47 (a)	300,000	282,885
6.00%, 06/15/48 (a)	200,000	203,158
6.25%, 04/15/49 (a)	300,000	314,658
5.00%, 05/15/50 (a)	350,000	312,711
5.95%, 05/15/54 (a)	300,000	305,556
6.05%, 09/01/54 (a)	225,000	232,499
Eni USA, Inc.
7.30%, 11/15/27	100,000	106,818
EnLink Midstream LLC
5.38%, 06/01/29 (a)	100,000	101,709
5.65%, 09/01/34 (a)	100,000	102,510
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	100,000	99,916
5.60%, 04/01/44 (a)	75,000	72,591
5.05%, 04/01/45 (a)	75,000	67,514
5.45%, 06/01/47 (a)	75,000	70,814
Enterprise Products Operating LLC
5.05%, 01/10/26	150,000	150,866
3.70%, 02/15/26 (a)	100,000	99,019
4.60%, 01/11/27 (a)	200,000	200,506
3.95%, 02/15/27 (a)	150,000	148,184
4.15%, 10/16/28 (a)	150,000	147,785
3.13%, 07/31/29 (a)	300,000	282,297
2.80%, 01/31/30 (a)	250,000	229,030
5.35%, 01/31/33 (a)	200,000	206,640
6.88%, 03/01/33	50,000	56,541
4.85%, 01/31/34 (a)	150,000	149,283
6.65%, 10/15/34	75,000	83,961
4.95%, 02/15/35 (a)	200,000	199,406
7.55%, 04/15/38	100,000	121,135
6.13%, 10/15/39	150,000	161,997
6.45%, 09/01/40	100,000	112,038
5.95%, 02/01/41	100,000	106,973
5.70%, 02/15/42	100,000	103,778
4.85%, 08/15/42 (a)	100,000	94,654
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 02/15/43 (a)	200,000	179,622
4.85%, 03/15/44 (a)	225,000	211,876
5.10%, 02/15/45 (a)	200,000	194,756
4.90%, 05/15/46 (a)	200,000	188,222
4.25%, 02/15/48 (a)	250,000	212,937
4.80%, 02/01/49 (a)	250,000	230,110
4.20%, 01/31/50 (a)	250,000	211,547
3.70%, 01/31/51 (a)	200,000	153,152
3.20%, 02/15/52 (a)	200,000	139,692
3.30%, 02/15/53 (a)	150,000	105,663
4.95%, 10/15/54 (a)	125,000	116,718
5.55%, 02/16/55 (a)	250,000	255,267
3.95%, 01/31/60 (a)	150,000	115,586
5.25%, 08/16/77 (a)(b)	175,000	171,069
5.38%, 02/15/78 (a)(b)	100,000	96,503
EOG Resources, Inc.
4.15%, 01/15/26 (a)	100,000	99,505
4.38%, 04/15/30 (a)	100,000	98,688
3.90%, 04/01/35 (a)	74,000	67,894
4.95%, 04/15/50 (a)	150,000	141,047
5.65%, 12/01/54 (a)	175,000	180,187
EQT Corp.
3.90%, 10/01/27 (a)	250,000	244,740
5.70%, 04/01/28 (a)	100,000	102,532
5.00%, 01/15/29 (a)	100,000	99,913
7.50%, 02/01/30 (a)(g)	50,000	54,078
5.75%, 02/01/34 (a)	150,000	153,759
Expand Energy Corp.
8.38%, 09/15/28	75,000	77,094
5.38%, 02/01/29 (a)	125,000	124,526
5.38%, 03/15/30 (a)	200,000	198,712
4.75%, 02/01/32 (a)	200,000	190,598
5.70%, 01/15/35 (a)	150,000	152,105
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	500,000	491,545
2.28%, 08/16/26 (a)	150,000	145,019
3.29%, 03/19/27 (a)	150,000	147,251
2.44%, 08/16/29 (a)	200,000	184,028
3.48%, 03/19/30 (a)	400,000	381,348
2.61%, 10/15/30 (a)	350,000	315,969
3.00%, 08/16/39 (a)	150,000	118,515
4.23%, 03/19/40 (a)	350,000	318,832
3.57%, 03/06/45 (a)	230,000	183,039
4.11%, 03/01/46 (a)	475,000	406,310
3.10%, 08/16/49 (a)	300,000	212,886
4.33%, 03/19/50 (a)	500,000	435,820
3.45%, 04/15/51 (a)	450,000	336,820
Halliburton Co.
2.92%, 03/01/30 (a)	200,000	182,724
4.85%, 11/15/35 (a)	150,000	147,173
6.70%, 09/15/38	100,000	113,354
7.45%, 09/15/39	200,000	241,662
4.50%, 11/15/41 (a)	150,000	134,325
4.75%, 08/01/43 (a)	100,000	91,567
5.00%, 11/15/45 (a)	330,000	311,015
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)(d)	75,000	74,432
4.85%, 12/01/29 (a)(d)	75,000	73,445
2.90%, 09/29/31 (a)	100,000	85,572
5.50%, 12/01/34 (a)(d)	100,000	97,041
Hess Corp.
4.30%, 04/01/27 (a)	250,000	248,312
7.88%, 10/01/29	100,000	113,373
7.30%, 08/15/31	100,000	113,660
7.13%, 03/15/33	100,000	113,788
6.00%, 01/15/40	175,000	187,080

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 02/15/41	200,000	204,888
5.80%, 04/01/47 (a)	100,000	104,375
HF Sinclair Corp.
5.88%, 04/01/26 (a)	150,000	151,397
6.38%, 04/15/27 (a)	100,000	101,512
5.00%, 02/01/28 (a)	100,000	99,355
4.50%, 10/01/30 (a)	100,000	95,840
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	200,000	228,978
5.80%, 03/15/35	150,000	155,751
6.50%, 02/01/37	75,000	81,088
6.95%, 01/15/38	180,000	202,406
6.50%, 09/01/39	100,000	108,059
6.55%, 09/15/40	150,000	162,297
7.50%, 11/15/40	100,000	117,541
6.38%, 03/01/41	100,000	106,690
5.63%, 09/01/41	50,000	49,128
5.00%, 08/15/42 (a)	100,000	91,667
4.70%, 11/01/42 (a)	45,000	39,744
5.00%, 03/01/43 (a)	100,000	91,725
5.50%, 03/01/44 (a)	200,000	194,616
5.40%, 09/01/44 (a)	95,000	91,211
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	100,000	94,699
4.30%, 03/01/28 (a)	200,000	197,814
5.00%, 02/01/29 (a)	200,000	201,526
2.00%, 02/15/31 (a)	250,000	213,175
7.80%, 08/01/31	100,000	115,132
7.75%, 01/15/32	150,000	174,313
4.80%, 02/01/33 (a)	200,000	194,810
5.20%, 06/01/33 (a)	250,000	250,037
5.40%, 02/01/34 (a)	150,000	152,067
5.30%, 12/01/34 (a)	250,000	250,960
5.55%, 06/01/45 (a)	330,000	322,294
5.05%, 02/15/46 (a)	200,000	183,086
5.20%, 03/01/48 (a)	100,000	93,154
3.25%, 08/01/50 (a)	100,000	67,409
3.60%, 02/15/51 (a)	150,000	107,840
5.45%, 08/01/52 (a)	150,000	144,569
5.95%, 08/01/54 (a)	100,000	103,209
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	199,376
5.30%, 04/01/29 (a)	100,000	103,028
6.80%, 03/15/32	100,000	112,805
5.70%, 04/01/34 (a)	100,000	106,920
6.60%, 10/01/37	100,000	113,901
5.20%, 06/01/45 (a)	100,000	99,086
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	100,000	100,710
3.80%, 04/01/28 (a)	100,000	97,059
6.50%, 03/01/41 (a)	250,000	269,707
4.75%, 09/15/44 (a)	150,000	130,928
4.50%, 04/01/48 (a)	50,000	41,029
5.00%, 09/15/54 (a)	100,000	87,388
MPLX LP
1.75%, 03/01/26 (a)	250,000	240,717
4.13%, 03/01/27 (a)	200,000	197,632
4.25%, 12/01/27 (a)	150,000	148,200
4.00%, 03/15/28 (a)	250,000	244,402
4.80%, 02/15/29 (a)	150,000	150,186
2.65%, 08/15/30 (a)	250,000	221,840
4.95%, 09/01/32 (a)	150,000	148,239
5.00%, 03/01/33 (a)	150,000	147,702
5.50%, 06/01/34 (a)	325,000	328,962
4.50%, 04/15/38 (a)	350,000	316,897
5.20%, 03/01/47 (a)	150,000	140,310
5.20%, 12/01/47 (a)	100,000	93,162
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 04/15/48 (a)	300,000	259,794
5.50%, 02/15/49 (a)	300,000	290,277
4.95%, 03/14/52 (a)	250,000	222,402
5.65%, 03/01/53 (a)	100,000	98,483
4.90%, 04/15/58 (a)	100,000	85,625
National Fuel Gas Co.
5.50%, 01/15/26 (a)	100,000	100,459
3.95%, 09/15/27 (a)	100,000	97,676
4.75%, 09/01/28 (a)	100,000	99,315
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	100,000	98,345
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	94,226
3.95%, 12/01/42 (a)	225,000	175,855
Occidental Petroleum Corp.
5.50%, 12/01/25 (a)	100,000	100,372
5.55%, 03/15/26 (a)	200,000	201,298
8.50%, 07/15/27 (a)	100,000	107,546
5.00%, 08/01/27 (a)	100,000	100,683
6.38%, 09/01/28 (a)	100,000	104,331
5.20%, 08/01/29 (a)	200,000	201,264
8.88%, 07/15/30 (a)	200,000	231,390
6.63%, 09/01/30 (a)	200,000	212,262
6.13%, 01/01/31 (a)	200,000	207,776
7.50%, 05/01/31	200,000	224,052
7.88%, 09/15/31	75,000	85,010
5.38%, 01/01/32 (a)	150,000	149,919
5.55%, 10/01/34 (a)	200,000	199,786
6.45%, 09/15/36	300,000	316,374
7.95%, 06/15/39	75,000	88,545
6.20%, 03/15/40	150,000	153,918
6.60%, 03/15/46 (a)	200,000	212,154
4.40%, 04/15/46 (a)	100,000	78,817
4.20%, 03/15/48 (a)	50,000	37,850
6.05%, 10/01/54 (a)	225,000	224,752
ONEOK Partners LP
6.65%, 10/01/36	100,000	110,328
6.85%, 10/15/37	150,000	167,368
6.13%, 02/01/41 (a)	150,000	155,478
6.20%, 09/15/43 (a)	75,000	78,157
ONEOK, Inc.
5.85%, 01/15/26 (a)	155,000	156,564
5.55%, 11/01/26 (a)	150,000	152,112
4.00%, 07/13/27 (a)	100,000	98,312
4.25%, 09/24/27 (a)	200,000	197,980
4.55%, 07/15/28 (a)	150,000	149,295
5.65%, 11/01/28 (a)	150,000	154,728
4.35%, 03/15/29 (a)	150,000	147,410
3.40%, 09/01/29 (a)	150,000	141,086
4.40%, 10/15/29 (a)	100,000	98,269
3.10%, 03/15/30 (a)	200,000	183,454
3.25%, 06/01/30 (a)	100,000	92,138
5.80%, 11/01/30 (a)	100,000	104,327
6.35%, 01/15/31 (a)	70,000	74,986
4.75%, 10/15/31 (a)	250,000	246,530
6.10%, 11/15/32 (a)	150,000	158,806
6.05%, 09/01/33 (a)	300,000	316,614
5.05%, 11/01/34 (a)	300,000	295,770
5.15%, 10/15/43 (a)	150,000	141,456
4.25%, 09/15/46 (a)	75,000	60,821
4.95%, 07/13/47 (a)	100,000	88,840
5.20%, 07/15/48 (a)	200,000	185,790
4.85%, 02/01/49 (a)	150,000	131,037
4.45%, 09/01/49 (a)	150,000	124,272
3.95%, 03/01/50 (a)	150,000	115,383
4.50%, 03/15/50 (a)	50,000	41,538
7.15%, 01/15/51 (a)	100,000	114,652

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.63%, 09/01/53 (a)	250,000	277,977
5.70%, 11/01/54 (a)	200,000	199,288
5.85%, 11/01/64 (a)	200,000	199,220
Ovintiv, Inc.
5.38%, 01/01/26 (a)	100,000	100,360
5.65%, 05/15/28 (a)	150,000	153,108
7.20%, 11/01/31	75,000	82,286
7.38%, 11/01/31	200,000	222,470
6.25%, 07/15/33 (a)	100,000	105,018
6.50%, 08/15/34	100,000	106,501
6.63%, 08/15/37	100,000	106,733
7.10%, 07/15/53 (a)	100,000	113,453
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	72,087
7.15%, 10/01/33 (a)	100,000	107,616
Phillips 66
1.30%, 02/15/26 (a)	50,000	48,021
3.90%, 03/15/28 (a)	150,000	146,676
2.15%, 12/15/30 (a)	150,000	129,110
4.65%, 11/15/34 (a)	225,000	216,063
5.88%, 05/01/42	275,000	287,361
4.88%, 11/15/44 (a)	300,000	272,691
3.30%, 03/15/52 (a)	200,000	137,430
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	98,155
4.95%, 12/01/27 (a)	150,000	151,604
3.75%, 03/01/28 (a)	100,000	97,627
3.15%, 12/15/29 (a)	100,000	92,767
5.25%, 06/15/31 (a)	225,000	229,293
5.30%, 06/30/33 (a)	150,000	152,010
4.95%, 03/15/35 (a)	100,000	97,459
4.68%, 02/15/45 (a)	100,000	88,250
4.90%, 10/01/46 (a)	100,000	90,221
5.65%, 06/15/54 (a)	100,000	100,178
5.50%, 03/15/55 (a)	100,000	97,850
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	192,714
5.10%, 03/29/26	100,000	100,746
1.90%, 08/15/30 (a)	200,000	172,702
2.15%, 01/15/31 (a)	200,000	172,986
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	230,000	229,275
3.55%, 12/15/29 (a)	150,000	141,233
3.80%, 09/15/30 (a)	150,000	141,515
5.70%, 09/15/34 (a)	150,000	154,015
6.65%, 01/15/37	100,000	108,730
5.15%, 06/01/42 (a)	100,000	92,747
4.30%, 01/31/43 (a)	50,000	41,461
4.70%, 06/15/44 (a)	100,000	87,141
4.90%, 02/15/45 (a)	100,000	88,925
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	200,000	202,276
5.00%, 03/15/27 (a)	250,000	251,162
4.20%, 03/15/28 (a)	250,000	246,240
4.50%, 05/15/30 (a)	375,000	368,096
5.90%, 09/15/37 (a)	100,000	103,735
Schlumberger Investment SA
4.50%, 05/15/28 (a)	75,000	75,093
2.65%, 06/26/30 (a)	200,000	180,960
4.85%, 05/15/33 (a)	150,000	150,084
5.00%, 06/01/34 (a)	75,000	75,513
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	250,000	226,815
2.75%, 04/06/30 (a)	300,000	274,698
4.13%, 05/11/35	275,000	259,875
4.55%, 08/12/43	250,000	229,552
4.38%, 05/11/45	530,000	466,437
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/10/46	405,000	336,041
3.75%, 09/12/46	200,000	159,702
3.25%, 04/06/50 (a)	350,000	252,245
Shell International Finance BV
2.88%, 05/10/26	300,000	293,505
2.50%, 09/12/26	250,000	242,217
3.88%, 11/13/28 (a)	300,000	294,783
6.38%, 12/15/38	500,000	564,390
5.50%, 03/25/40	225,000	234,459
2.88%, 11/26/41 (a)	50,000	37,154
3.63%, 08/21/42	80,000	65,547
3.13%, 11/07/49 (a)	200,000	140,370
3.00%, 11/26/51 (a)	200,000	135,240
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)(d)	200,000	199,806
5.03%, 10/01/29 (a)(d)	200,000	198,564
5.58%, 10/01/34 (a)(d)	200,000	200,158
6.18%, 10/01/54 (a)(d)	200,000	202,776
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	97,467
5.95%, 09/25/43 (a)	75,000	77,252
4.50%, 03/15/45 (a)	150,000	128,766
Suncor Energy, Inc.
7.15%, 02/01/32	200,000	223,094
5.95%, 12/01/34	75,000	79,574
6.80%, 05/15/38	96,000	105,936
6.50%, 06/15/38	75,000	82,577
6.85%, 06/01/39	150,000	168,151
4.00%, 11/15/47 (a)	100,000	78,032
3.75%, 03/04/51 (a)	150,000	111,714
Targa Resources Corp.
5.20%, 07/01/27 (a)	100,000	101,289
6.15%, 03/01/29 (a)	200,000	210,242
4.20%, 02/01/33 (a)	150,000	140,105
6.13%, 03/15/33 (a)	175,000	185,159
6.50%, 03/30/34 (a)	175,000	190,321
5.50%, 02/15/35 (a)	175,000	177,751
4.95%, 04/15/52 (a)	200,000	179,280
6.25%, 07/01/52 (a)	100,000	106,132
6.50%, 02/15/53 (a)	150,000	165,349
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	252,872
5.00%, 01/15/28 (a)	200,000	199,446
5.50%, 03/01/30 (a)	150,000	152,057
4.88%, 02/01/31 (a)	150,000	147,495
4.00%, 01/15/32 (a)	175,000	162,818
TC PipeLines LP
3.90%, 05/25/27 (a)	175,000	171,227
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	107,987
7.63%, 04/01/37	75,000	88,064
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	111,963
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	300,000	288,291
2.83%, 01/10/30 (a)	200,000	184,404
2.99%, 06/29/41 (a)	100,000	75,474
3.46%, 07/12/49 (a)	200,000	149,210
3.13%, 05/29/50 (a)	450,000	314,455
3.39%, 06/29/60 (a)	100,000	69,161
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	147,138
5.15%, 04/05/34 (a)	200,000	203,418
4.72%, 09/10/34 (a)	200,000	197,328
5.49%, 04/05/54 (a)	325,000	328,315
5.28%, 09/10/54 (a)	175,000	171,439

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.64%, 04/05/64 (a)	275,000	278,952
5.43%, 09/10/64 (a)	200,000	196,300
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	200,000	200,134
4.25%, 05/15/28 (a)	250,000	246,430
4.10%, 04/15/30 (a)	200,000	192,482
4.63%, 03/01/34 (a)	300,000	287,286
5.60%, 03/31/34	100,000	102,465
5.85%, 03/15/36	100,000	104,153
6.20%, 10/15/37	150,000	160,180
7.25%, 08/15/38	100,000	116,544
7.63%, 01/15/39	250,000	299,057
6.10%, 06/01/40	150,000	158,626
5.10%, 03/15/49 (a)	150,000	144,138
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	205,520
4.00%, 03/15/28 (a)	100,000	97,955
3.25%, 05/15/30 (a)	200,000	184,794
5.40%, 08/15/41 (a)	100,000	99,626
4.45%, 08/01/42 (a)	100,000	89,343
4.60%, 03/15/48 (a)	100,000	87,383
3.95%, 05/15/50 (a)	100,000	79,107
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	140,844
4.35%, 06/01/28 (a)	150,000	148,290
4.00%, 04/01/29 (a)	50,000	48,525
2.80%, 12/01/31 (a)	75,000	65,339
7.50%, 04/15/32	150,000	172,432
6.63%, 06/15/37	200,000	219,798
4.90%, 03/15/45	130,000	120,171
3.65%, 12/01/51 (a)	200,000	143,468
4.00%, 06/01/52 (a)	75,000	57,146
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	148,941
Western Midstream Operating LP
4.65%, 07/01/26 (a)	150,000	149,409
6.35%, 01/15/29 (a)	100,000	104,525
4.05%, 02/01/30 (a)(e)	200,000	190,196
6.15%, 04/01/33 (a)	200,000	208,984
5.45%, 11/15/34 (a)	150,000	149,082
5.45%, 04/01/44 (a)	100,000	93,179
5.30%, 03/01/48 (a)	150,000	134,669
5.50%, 08/15/48 (a)	100,000	90,980
5.25%, 02/01/50 (a)(e)	175,000	157,475
Williams Cos., Inc.
5.40%, 03/02/26	200,000	201,528
3.75%, 06/15/27 (a)	275,000	269,104
5.30%, 08/15/28 (a)	150,000	152,946
4.90%, 03/15/29 (a)	150,000	150,681
4.80%, 11/15/29 (a)	75,000	74,867
3.50%, 11/15/30 (a)	150,000	139,877
7.50%, 01/15/31	75,000	84,308
2.60%, 03/15/31 (a)	225,000	196,636
8.75%, 03/15/32	50,000	60,665
4.65%, 08/15/32 (a)	150,000	146,103
5.65%, 03/15/33 (a)	200,000	206,876
5.15%, 03/15/34 (a)	225,000	224,689
6.30%, 04/15/40	200,000	216,400
5.80%, 11/15/43 (a)	72,000	73,534
5.40%, 03/04/44 (a)	100,000	97,893
5.75%, 06/24/44 (a)	100,000	101,763
4.90%, 01/15/45 (a)	100,000	91,697
5.10%, 09/15/45 (a)	100,000	94,845
4.85%, 03/01/48 (a)	150,000	135,990
3.50%, 10/15/51 (a)	150,000	109,037
5.30%, 08/15/52 (a)	150,000	145,382
5.80%, 11/15/54 (a)	150,000	155,146
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Woodside Finance Ltd.
5.10%, 09/12/34 (a)	225,000	220,500
5.70%, 09/12/54 (a)	150,000	148,172
		92,681,718
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	80,152
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	156,090
Brown University
2.92%, 09/01/50 (a)	100,000	71,839
California Institute of Technology
4.32%, 08/01/45	100,000	91,304
3.65%, 09/01/19 (a)	150,000	102,486
Case Western Reserve University
5.41%, 06/01/22 (a)	50,000	50,477
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	147,376
4.00%, 05/01/32 (a)	150,000	143,331
Claremont Mckenna College
3.78%, 01/01/22 (a)	50,000	34,985
Cornell University
4.84%, 06/15/34 (a)	100,000	101,587
Duke University
2.68%, 10/01/44	100,000	74,316
2.76%, 10/01/50	100,000	67,570
2.83%, 10/01/55	100,000	67,580
Emory University
2.97%, 09/01/50 (a)	150,000	106,946
George Washington University
4.30%, 09/15/44	100,000	89,528
4.87%, 09/15/45	50,000	48,659
4.13%, 09/15/48 (a)	150,000	131,162
Georgetown University
4.32%, 04/01/49 (a)	50,000	44,216
2.94%, 04/01/50 (a)	100,000	69,551
5.22%, 10/01/18 (a)	50,000	47,464
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	131,050
5.90%, 03/01/33 (a)	100,000	103,155
Johns Hopkins University
4.08%, 07/01/53	100,000	87,078
2.81%, 01/01/60 (a)	75,000	47,840
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	185,820
3.65%, 05/01/48 (a)	100,000	82,629
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	138,165
2.99%, 07/01/50 (a)	100,000	72,583
2.29%, 07/01/51 (a)	100,000	62,256
5.60%, 07/01/11	150,000	165,273
4.68%, 07/01/14	100,000	92,134
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	102,933
Northeastern University
2.89%, 10/01/50	75,000	52,469
Northwestern University
4.64%, 12/01/44	100,000	95,675
2.64%, 12/01/50 (a)	100,000	64,996
President & Fellows of Harvard College
4.61%, 02/15/35 (a)	150,000	150,486
3.15%, 07/15/46 (a)	100,000	76,273
2.52%, 10/15/50 (a)	100,000	65,679

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 11/15/52 (a)	100,000	82,805
3.30%, 07/15/56 (a)	100,000	74,512
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	100,132
2.90%, 10/01/30 (a)	250,000	226,775
5.25%, 08/09/34 (a)	100,000	100,170
3.05%, 10/01/41 (a)	150,000	110,984
Thomas Jefferson University
3.85%, 11/01/57 (a)	75,000	56,495
Trustees of Boston College
3.13%, 07/01/52	100,000	72,467
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	75,000	72,947
Trustees of Princeton University
5.70%, 03/01/39	150,000	163,999
2.52%, 07/01/50 (a)	100,000	65,955
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	95,451
4.67%, 09/01/12	50,000	44,535
3.61%, 02/15/19 (a)	75,000	52,775
University of Chicago
2.76%, 04/01/45 (a)	100,000	78,258
2.55%, 04/01/50 (a)	100,000	66,887
University of Miami
4.06%, 04/01/52	100,000	84,011
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	78,131
University of Southern California
3.03%, 10/01/39	150,000	123,813
3.84%, 10/01/47 (a)	150,000	126,585
2.95%, 10/01/51 (a)	100,000	70,952
4.98%, 10/01/53 (a)	100,000	101,244
3.23%, 10/01/20 (a)	100,000	62,641
Washington University
3.52%, 04/15/54 (a)	125,000	96,730
4.35%, 04/15/22 (a)	100,000	82,607
William Marsh Rice University
3.57%, 05/15/45	200,000	166,870
Yale University
1.48%, 04/15/30 (a)	50,000	43,066
2.40%, 04/15/50 (a)	100,000	64,516
		6,069,426
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	200,000	197,834
4.05%, 10/04/29 (a)	200,000	196,594
4.25%, 10/04/31 (a)	200,000	195,666
4.50%, 10/04/34 (a)	250,000	243,560
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	191,108
4.85%, 04/04/27 (a)	100,000	101,185
4.80%, 04/04/29 (a)	125,000	126,985
2.30%, 02/01/30 (a)	200,000	180,144
4.95%, 04/04/34 (a)	150,000	152,787
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	75,000	66,036
Alphabet, Inc.
2.00%, 08/15/26 (a)	400,000	384,976
0.80%, 08/15/27 (a)	150,000	137,283
1.10%, 08/15/30 (a)	450,000	378,675
1.90%, 08/15/40 (a)	250,000	171,087
2.05%, 08/15/50 (a)	400,000	237,776
2.25%, 08/15/60 (a)	375,000	218,152
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	132,374
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	98,246
3.45%, 06/15/27 (a)	100,000	97,640
1.70%, 10/01/28 (a)	200,000	180,964
2.10%, 10/01/31 (a)	200,000	170,796
5.05%, 04/01/34 (a)	100,000	101,899
2.80%, 10/01/41 (a)	200,000	147,014
2.95%, 10/01/51 (a)	200,000	135,686
5.30%, 04/01/54 (a)	100,000	100,911
Apple, Inc.
0.70%, 02/08/26 (a)	500,000	479,235
3.25%, 02/23/26 (a)	580,000	572,512
4.42%, 05/08/26 (a)	150,000	150,156
2.45%, 08/04/26 (a)	400,000	388,124
2.05%, 09/11/26 (a)	400,000	384,600
3.35%, 02/09/27 (a)	400,000	392,340
3.20%, 05/11/27 (a)	350,000	341,341
3.00%, 06/20/27 (a)	200,000	194,174
2.90%, 09/12/27 (a)	350,000	337,627
3.00%, 11/13/27 (a)	300,000	290,244
1.20%, 02/08/28 (a)	500,000	454,775
4.00%, 05/10/28 (a)	250,000	248,610
1.40%, 08/05/28 (a)	400,000	361,368
3.25%, 08/08/29 (a)	150,000	143,594
2.20%, 09/11/29 (a)	350,000	318,955
4.15%, 05/10/30 (a)	100,000	100,195
1.65%, 05/11/30 (a)	300,000	261,033
1.25%, 08/20/30 (a)	200,000	169,568
1.65%, 02/08/31 (a)	500,000	427,345
1.70%, 08/05/31 (a)	200,000	169,444
3.35%, 08/08/32 (a)	325,000	304,213
4.30%, 05/10/33 (a)	175,000	175,080
4.50%, 02/23/36 (a)	200,000	200,460
2.38%, 02/08/41 (a)	300,000	216,711
3.85%, 05/04/43	580,000	503,249
4.45%, 05/06/44	150,000	143,268
3.45%, 02/09/45	400,000	322,404
4.38%, 05/13/45	400,000	369,652
4.65%, 02/23/46 (a)	700,000	668,395
3.85%, 08/04/46 (a)	350,000	296,306
4.25%, 02/09/47 (a)	195,000	176,426
3.75%, 09/12/47 (a)	200,000	165,004
3.75%, 11/13/47 (a)	200,000	165,660
2.95%, 09/11/49 (a)	300,000	212,076
2.65%, 05/11/50 (a)	475,000	313,761
2.40%, 08/20/50 (a)	300,000	187,449
2.65%, 02/08/51 (a)	575,000	376,843
2.70%, 08/05/51 (a)	350,000	230,748
3.95%, 08/08/52 (a)	350,000	294,514
4.85%, 05/10/53 (a)	250,000	249,340
2.55%, 08/20/60 (a)	300,000	187,173
2.80%, 02/08/61 (a)	325,000	206,391
2.85%, 08/05/61 (a)	275,000	177,331
4.10%, 08/08/62 (a)	200,000	168,252
Applied Materials, Inc.
3.30%, 04/01/27 (a)	225,000	219,681
4.80%, 06/15/29 (a)	150,000	152,148
1.75%, 06/01/30 (a)	150,000	129,639
5.10%, 10/01/35 (a)	75,000	77,017
5.85%, 06/15/41	100,000	107,773
4.35%, 04/01/47 (a)	150,000	133,730
2.75%, 06/01/50 (a)	150,000	99,422
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	97,024
5.15%, 08/21/29 (a)	100,000	100,256

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 02/15/32 (a)	100,000	86,531
5.88%, 04/10/34 (a)	100,000	101,941
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	101,988
5.50%, 05/15/34 (a)	100,000	102,387
Autodesk, Inc.
2.85%, 01/15/30 (a)	100,000	91,532
2.40%, 12/15/31 (a)	200,000	171,542
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	200,000	183,672
1.25%, 09/01/30 (a)	200,000	167,934
4.45%, 09/09/34 (a)	175,000	170,221
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	103,610
3.00%, 05/15/31 (a)	100,000	86,674
5.50%, 06/01/32 (a)	50,000	50,218
Baidu, Inc.
1.72%, 04/09/26 (a)	200,000	192,030
4.88%, 11/14/28 (a)	200,000	201,272
2.38%, 10/09/30 (a)	200,000	175,710
2.38%, 08/23/31 (a)(c)	200,000	172,388
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	500,000	492,660
3.50%, 01/15/28 (a)	150,000	144,927
Broadcom, Inc.
3.46%, 09/15/26 (a)	156,000	152,894
5.05%, 07/12/27 (a)	225,000	227,365
1.95%, 02/15/28 (a)(d)	100,000	92,069
4.15%, 02/15/28 (a)	150,000	147,987
4.11%, 09/15/28 (a)	250,000	245,650
4.00%, 04/15/29 (a)(d)	150,000	145,398
4.75%, 04/15/29 (a)	300,000	300,129
5.05%, 07/12/29 (a)	400,000	404,544
4.35%, 02/15/30 (a)	250,000	245,315
5.00%, 04/15/30 (a)	150,000	151,786
4.15%, 11/15/30 (a)	400,000	386,976
2.45%, 02/15/31 (a)(d)	525,000	458,309
5.15%, 11/15/31 (a)	250,000	254,467
4.55%, 02/15/32 (a)	150,000	146,862
4.15%, 04/15/32 (a)(d)	250,000	237,585
4.30%, 11/15/32 (a)	350,000	335,695
2.60%, 02/15/33 (a)(d)	300,000	251,403
3.42%, 04/15/33 (a)(d)	450,000	400,378
3.47%, 04/15/34 (a)(d)	600,000	529,482
4.80%, 10/15/34 (a)	300,000	293,646
3.14%, 11/15/35 (a)(d)	625,000	520,444
3.19%, 11/15/36 (a)(d)	525,000	432,269
4.93%, 05/15/37 (a)(d)	463,000	449,675
3.50%, 02/15/41 (a)(d)	525,000	421,176
3.75%, 02/15/51 (a)(d)	350,000	269,409
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	98,037
2.90%, 12/01/29 (a)	150,000	137,291
2.60%, 05/01/31 (a)	200,000	173,922
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	99,414
4.30%, 09/10/29 (a)	200,000	197,646
4.70%, 09/10/34 (a)	175,000	171,967
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	191,276
4.25%, 04/01/28 (a)	200,000	195,150
3.25%, 02/15/29 (a)	100,000	92,883
5.10%, 03/01/30 (a)	100,000	99,757
3.57%, 12/01/31 (a)	200,000	179,900
5.55%, 08/22/34 (a)	100,000	100,129
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CGI, Inc.
1.45%, 09/14/26 (a)	100,000	94,394
2.30%, 09/14/31 (a)	100,000	84,555
Cisco Systems, Inc.
4.90%, 02/26/26	250,000	251,625
2.95%, 02/28/26	200,000	196,576
2.50%, 09/20/26 (a)	200,000	194,036
4.80%, 02/26/27 (a)	400,000	403,980
4.85%, 02/26/29 (a)	400,000	406,640
4.95%, 02/26/31 (a)	400,000	407,580
5.05%, 02/26/34 (a)	500,000	510,200
5.90%, 02/15/39	300,000	326,949
5.50%, 01/15/40	550,000	575,096
5.30%, 02/26/54 (a)	350,000	359,551
5.35%, 02/26/64 (a)	200,000	204,388
Concentrix Corp.
6.65%, 08/02/26 (a)	150,000	152,989
6.60%, 08/02/28 (a)	150,000	153,547
6.85%, 08/02/33 (a)	100,000	102,637
Corning, Inc.
5.75%, 08/15/40	100,000	103,710
4.75%, 03/15/42	100,000	92,664
5.35%, 11/15/48 (a)	100,000	98,236
3.90%, 11/15/49 (a)	100,000	79,720
4.38%, 11/15/57 (a)	150,000	123,858
5.85%, 11/15/68 (a)	50,000	51,124
5.45%, 11/15/79 (a)	190,000	183,122
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	414,000	420,549
4.90%, 10/01/26 (a)	350,000	350,868
6.10%, 07/15/27 (a)	100,000	103,390
5.25%, 02/01/28 (a)	200,000	203,688
5.30%, 10/01/29 (a)	300,000	306,711
4.35%, 02/01/30 (a)	150,000	146,498
6.20%, 07/15/30 (a)	100,000	106,339
5.75%, 02/01/33 (a)	200,000	209,930
5.40%, 04/15/34 (a)	250,000	255,225
4.85%, 02/01/35 (a)	150,000	145,943
8.10%, 07/15/36 (a)	189,000	229,913
3.38%, 12/15/41 (a)	150,000	114,963
8.35%, 07/15/46 (a)	64,000	85,100
3.45%, 12/15/51 (a)	150,000	107,793
Dell, Inc.
7.10%, 04/15/28	75,000	80,852
6.50%, 04/15/38	75,000	81,122
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	141,807
2.38%, 09/15/28 (a)	150,000	135,540
Equifax, Inc.
2.60%, 12/15/25 (a)	100,000	97,715
5.10%, 06/01/28 (a)	150,000	151,471
4.80%, 09/15/29 (a)	150,000	149,447
3.10%, 05/15/30 (a)	100,000	91,798
2.35%, 09/15/31 (a)	200,000	170,042
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	125,000	128,243
Equinix, Inc.
1.45%, 05/15/26 (a)	100,000	95,586
2.90%, 11/18/26 (a)	100,000	96,711
1.55%, 03/15/28 (a)	250,000	226,712
2.00%, 05/15/28 (a)	75,000	68,660
3.20%, 11/18/29 (a)	200,000	186,154
2.15%, 07/15/30 (a)	200,000	174,364
2.50%, 05/15/31 (a)	200,000	173,894
3.90%, 04/15/32 (a)	200,000	187,860
3.00%, 07/15/50 (a)	100,000	66,376

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 09/15/51 (a)	50,000	32,535
3.40%, 02/15/52 (a)	100,000	71,482
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	96,045
3.45%, 03/01/32 (a)	100,000	89,844
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	250,000	239,197
1.65%, 03/01/28 (a)	150,000	136,343
2.25%, 03/01/31 (a)	200,000	172,786
5.10%, 07/15/32 (a)	150,000	151,992
3.10%, 03/01/41 (a)	100,000	75,872
4.50%, 08/15/46 (a)	75,000	64,442
Fiserv, Inc.
3.20%, 07/01/26 (a)	400,000	390,908
5.15%, 03/15/27 (a)	150,000	151,843
2.25%, 06/01/27 (a)	250,000	236,235
5.45%, 03/02/28 (a)	150,000	153,516
5.38%, 08/21/28 (a)	150,000	153,339
4.20%, 10/01/28 (a)	150,000	147,486
3.50%, 07/01/29 (a)	575,000	545,640
4.75%, 03/15/30 (a)	150,000	149,825
2.65%, 06/01/30 (a)	150,000	134,315
5.35%, 03/15/31 (a)	75,000	77,348
5.60%, 03/02/33 (a)	100,000	103,804
5.63%, 08/21/33 (a)	250,000	259,367
5.45%, 03/15/34 (a)	150,000	153,784
5.15%, 08/12/34 (a)	150,000	150,318
4.40%, 07/01/49 (a)	375,000	325,189
Flex Ltd.
3.75%, 02/01/26 (a)	150,000	147,945
6.00%, 01/15/28 (a)	100,000	102,894
4.88%, 06/15/29 (a)	100,000	99,269
4.88%, 05/12/30 (a)	100,000	98,916
5.25%, 01/15/32 (a)	100,000	100,281
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	95,385
2.20%, 03/15/31 (a)	100,000	86,652
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	150,000	155,134
Global Payments, Inc.
1.20%, 03/01/26 (a)	200,000	191,204
4.80%, 04/01/26 (a)	150,000	149,950
2.15%, 01/15/27 (a)	150,000	142,382
4.45%, 06/01/28 (a)	100,000	98,690
3.20%, 08/15/29 (a)	200,000	185,440
5.30%, 08/15/29 (a)	100,000	101,265
2.90%, 05/15/30 (a)	225,000	202,903
2.90%, 11/15/31 (a)	150,000	131,088
5.40%, 08/15/32 (a)	150,000	152,464
4.15%, 08/15/49 (a)	100,000	79,427
5.95%, 08/15/52 (a)	150,000	153,966
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (a)	200,000	192,204
4.45%, 09/25/26	300,000	298,902
4.40%, 09/25/27 (a)	200,000	198,950
5.25%, 07/01/28 (a)	100,000	101,838
4.55%, 10/15/29 (a)	300,000	297,243
4.85%, 10/15/31 (a)	250,000	247,925
5.00%, 10/15/34 (a)	350,000	345,299
6.20%, 10/15/35 (a)	150,000	161,229
6.35%, 10/15/45 (a)	262,000	281,849
5.60%, 10/15/54 (a)	300,000	297,420
HP, Inc.
1.45%, 06/17/26 (a)	200,000	190,328
3.00%, 06/17/27 (a)	200,000	192,148
4.75%, 01/15/28 (a)	100,000	100,483
4.00%, 04/15/29 (a)	200,000	193,930
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 06/17/31 (a)	200,000	174,384
4.20%, 04/15/32 (a)	150,000	142,820
5.50%, 01/15/33 (a)	150,000	154,116
6.00%, 09/15/41	250,000	262,485
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	100,000	100,146
4.60%, 02/05/27 (a)	100,000	100,417
4.60%, 02/05/29 (a)	100,000	100,209
4.75%, 02/05/31 (a)	150,000	150,711
4.90%, 02/05/34 (a)	200,000	199,202
5.25%, 02/05/44 (a)	200,000	196,892
5.30%, 02/05/54 (a)	300,000	293,340
Intel Corp.
4.88%, 02/10/26	275,000	275,426
2.60%, 05/19/26 (a)	250,000	242,610
3.75%, 03/25/27 (a)	150,000	146,706
3.15%, 05/11/27 (a)	150,000	144,725
3.75%, 08/05/27 (a)	200,000	195,050
4.88%, 02/10/28 (a)	300,000	300,519
1.60%, 08/12/28 (a)	200,000	178,184
4.00%, 08/05/29 (a)	200,000	193,140
2.45%, 11/15/29 (a)	350,000	312,784
5.13%, 02/10/30 (a)	200,000	202,470
3.90%, 03/25/30 (a)	300,000	285,666
5.00%, 02/21/31 (a)	100,000	100,290
2.00%, 08/12/31 (a)	300,000	248,460
4.15%, 08/05/32 (a)	200,000	188,200
4.00%, 12/15/32	150,000	139,398
5.20%, 02/10/33 (a)	400,000	400,404
5.15%, 02/21/34 (a)	150,000	149,319
4.60%, 03/25/40 (a)	150,000	132,453
2.80%, 08/12/41 (a)	150,000	101,705
4.80%, 10/01/41	170,000	151,140
4.25%, 12/15/42	100,000	81,815
5.63%, 02/10/43 (a)	200,000	194,832
4.90%, 07/29/45 (a)	175,000	152,710
4.10%, 05/19/46 (a)	250,000	192,790
4.10%, 05/11/47 (a)	175,000	134,398
3.73%, 12/08/47 (a)	350,000	251,034
3.25%, 11/15/49 (a)	400,000	261,408
4.75%, 03/25/50 (a)	400,000	335,972
3.05%, 08/12/51 (a)	250,000	155,567
4.90%, 08/05/52 (a)	300,000	255,294
5.70%, 02/10/53 (a)	400,000	382,764
5.60%, 02/21/54 (a)	200,000	189,786
3.10%, 02/15/60 (a)	160,000	94,435
4.95%, 03/25/60 (a)	175,000	148,346
3.20%, 08/12/61 (a)	100,000	59,634
5.05%, 08/05/62 (a)	200,000	169,904
5.90%, 02/10/63 (a)	200,000	194,890
International Business Machines Corp.
4.50%, 02/06/26	150,000	149,890
3.45%, 02/19/26	300,000	296,016
3.30%, 05/15/26	550,000	540,364
3.30%, 01/27/27	150,000	146,430
2.20%, 02/09/27 (a)	150,000	142,877
1.70%, 05/15/27 (a)	200,000	187,170
4.15%, 07/27/27 (a)	150,000	148,700
6.22%, 08/01/27	130,000	135,824
4.50%, 02/06/28 (a)	200,000	200,318
3.50%, 05/15/29	500,000	479,170
1.95%, 05/15/30 (a)	200,000	173,496
2.72%, 02/09/32 (a)	100,000	87,868
4.40%, 07/27/32 (a)	200,000	195,754
5.88%, 11/29/32	100,000	107,136
4.75%, 02/06/33 (a)	150,000	150,403
4.15%, 05/15/39	350,000	311,636
5.60%, 11/30/39	150,000	156,429

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 05/15/40 (a)	100,000	74,465
4.00%, 06/20/42	200,000	170,244
4.70%, 02/19/46	150,000	136,911
4.25%, 05/15/49	500,000	423,830
2.95%, 05/15/50 (a)	100,000	66,724
3.43%, 02/09/52 (a)	150,000	108,869
4.90%, 07/27/52 (a)	150,000	141,660
5.10%, 02/06/53 (a)	50,000	48,537
7.13%, 12/01/96	75,000	98,403
Intuit, Inc.
5.25%, 09/15/26 (a)	200,000	202,604
1.35%, 07/15/27 (a)	150,000	138,897
5.13%, 09/15/28 (a)	100,000	102,384
1.65%, 07/15/30 (a)	100,000	85,524
5.20%, 09/15/33 (a)	200,000	205,232
5.50%, 09/15/53 (a)	300,000	308,475
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	191,760
3.60%, 01/15/30 (a)	100,000	93,414
3.00%, 01/15/31 (a)	200,000	178,502
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	96,589
3.75%, 08/15/29 (a)	100,000	95,515
5.95%, 03/15/41	100,000	102,457
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	149,846
3.00%, 10/30/29 (a)	100,000	92,255
4.95%, 10/15/34 (a)	100,000	98,449
KLA Corp.
4.10%, 03/15/29 (a)	100,000	98,575
4.65%, 07/15/32 (a)	200,000	199,854
4.70%, 02/01/34 (a)	100,000	99,420
5.00%, 03/15/49 (a)	50,000	48,289
3.30%, 03/01/50 (a)	100,000	73,259
4.95%, 07/15/52 (a)	275,000	262,804
5.25%, 07/15/62 (a)	150,000	149,390
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	142,529
3.15%, 10/15/31 (a)	150,000	132,020
6.35%, 02/20/34 (a)	100,000	106,153
4.10%, 10/15/41 (a)	100,000	82,164
Lam Research Corp.
3.75%, 03/15/26 (a)	100,000	99,014
4.00%, 03/15/29 (a)	150,000	147,272
1.90%, 06/15/30 (a)	200,000	173,530
4.88%, 03/15/49 (a)	150,000	141,630
2.88%, 06/15/50 (a)	100,000	67,073
3.13%, 06/15/60 (a)	75,000	49,078
Leidos, Inc.
4.38%, 05/15/30 (a)	150,000	144,804
2.30%, 02/15/31 (a)	200,000	171,390
5.75%, 03/15/33 (a)	100,000	103,217
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	95,709
2.45%, 04/15/28 (a)	100,000	92,657
4.88%, 06/22/28 (a)	100,000	100,019
5.75%, 02/15/29 (a)	100,000	103,343
2.95%, 04/15/31 (a)	100,000	89,196
5.95%, 09/15/33 (a)	100,000	105,561
Mastercard, Inc.
2.95%, 11/21/26 (a)	150,000	145,971
3.30%, 03/26/27 (a)	150,000	146,694
4.10%, 01/15/28 (a)	150,000	149,135
3.50%, 02/26/28 (a)	100,000	97,612
4.88%, 03/09/28 (a)	150,000	152,574
2.95%, 06/01/29 (a)	150,000	141,371
3.35%, 03/26/30 (a)	300,000	283,800
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 03/15/31 (a)	75,000	64,674
2.00%, 11/18/31 (a)	100,000	84,995
4.35%, 01/15/32 (a)	200,000	196,564
4.85%, 03/09/33 (a)	150,000	152,028
4.88%, 05/09/34 (a)	150,000	151,201
4.55%, 01/15/35 (a)	225,000	220,372
3.80%, 11/21/46 (a)	100,000	82,489
3.95%, 02/26/48 (a)	100,000	84,798
3.65%, 06/01/49 (a)	250,000	199,247
3.85%, 03/26/50 (a)	200,000	164,264
2.95%, 03/15/51 (a)	150,000	103,623
Microchip Technology, Inc.
5.05%, 03/15/29 (a)	150,000	150,898
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	150,198
4.19%, 02/15/27 (a)	150,000	148,299
5.38%, 04/15/28 (a)	200,000	203,938
5.33%, 02/06/29 (a)	100,000	101,660
6.75%, 11/01/29 (a)	100,000	107,781
4.66%, 02/15/30 (a)	150,000	148,355
5.30%, 01/15/31 (a)	150,000	152,332
2.70%, 04/15/32 (a)	200,000	170,998
5.88%, 02/09/33 (a)	150,000	156,894
5.88%, 09/15/33 (a)	200,000	209,286
3.37%, 11/01/41 (a)	100,000	76,180
3.48%, 11/01/51 (a)	100,000	71,644
Microsoft Corp.
2.40%, 08/08/26 (a)	750,000	727,005
3.40%, 09/15/26 (a)	150,000	147,774
3.30%, 02/06/27 (a)	650,000	637,728
3.40%, 06/15/27 (a)	75,000	73,619
1.35%, 09/15/30 (a)	100,000	85,646
3.50%, 02/12/35 (a)	250,000	232,447
4.20%, 11/03/35 (a)	150,000	147,029
3.45%, 08/08/36 (a)	350,000	312,994
4.10%, 02/06/37 (a)	150,000	143,966
5.20%, 06/01/39	150,000	163,218
4.50%, 10/01/40	100,000	99,814
5.30%, 02/08/41	100,000	112,667
3.50%, 11/15/42	75,000	63,696
3.75%, 02/12/45 (a)	100,000	87,603
4.45%, 11/03/45 (a)	175,000	168,632
3.70%, 08/08/46 (a)	349,000	292,881
4.25%, 02/06/47 (a)	200,000	188,798
4.50%, 06/15/47 (a)	100,000	94,739
2.53%, 06/01/50 (a)	1,150,000	747,258
2.50%, 09/15/50 (a)	250,000	160,597
2.92%, 03/17/52 (a)	1,125,000	787,151
4.00%, 02/12/55 (a)	100,000	86,324
3.95%, 08/08/56 (a)	50,000	42,581
4.50%, 02/06/57 (a)	150,000	143,385
2.68%, 06/01/60 (a)	729,000	454,561
3.04%, 03/17/62 (a)	345,000	234,000
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	96,594
4.25%, 02/01/29 (a)	75,000	74,309
2.00%, 08/19/31 (a)	200,000	169,248
5.00%, 08/05/34 (a)	100,000	100,629
2.75%, 08/19/41 (a)	100,000	72,189
5.25%, 07/15/44	100,000	99,166
4.88%, 12/17/48 (a)	100,000	93,343
3.25%, 05/20/50 (a)	100,000	70,533
3.75%, 02/25/52 (a)	50,000	39,152
3.10%, 11/29/61 (a)	100,000	63,837
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	150,037
5.00%, 04/15/29 (a)	50,000	50,477
4.60%, 05/23/29 (a)	150,000	149,327

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 11/15/30 (a)	175,000	151,734
2.75%, 05/24/31 (a)	150,000	132,194
5.60%, 06/01/32 (a)	100,000	104,147
5.40%, 04/15/34 (a)	200,000	204,378
5.50%, 09/01/44	50,000	50,382
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	142,019
2.70%, 06/22/30 (a)	100,000	89,483
Nokia OYJ
4.38%, 06/12/27	100,000	98,403
6.63%, 05/15/39	100,000	103,602
NVIDIA Corp.
3.20%, 09/16/26 (a)	200,000	196,212
1.55%, 06/15/28 (a)	200,000	182,478
2.85%, 04/01/30 (a)	250,000	231,707
2.00%, 06/15/31 (a)	150,000	129,765
3.50%, 04/01/40 (a)	200,000	171,522
3.50%, 04/01/50 (a)	425,000	335,397
3.70%, 04/01/60 (a)	100,000	78,746
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	250,000	251,360
5.55%, 12/01/28 (a)	100,000	102,727
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27 (a)	100,000	99,503
4.30%, 06/18/29 (a)	150,000	146,906
3.40%, 05/01/30 (a)	200,000	185,572
2.50%, 05/11/31 (a)	200,000	172,894
2.65%, 02/15/32 (a)	200,000	171,196
5.00%, 01/15/33 (a)	200,000	198,430
3.25%, 05/11/41 (a)	175,000	133,261
3.13%, 02/15/42 (a)	100,000	72,890
3.25%, 11/30/51 (a)	100,000	68,169
Oracle Corp.
1.65%, 03/25/26 (a)	500,000	480,985
2.65%, 07/15/26 (a)	575,000	558,101
2.80%, 04/01/27 (a)	400,000	384,788
3.25%, 11/15/27 (a)	500,000	483,250
2.30%, 03/25/28 (a)	350,000	325,769
4.50%, 05/06/28 (a)	100,000	99,851
4.20%, 09/27/29 (a)	300,000	293,676
6.15%, 11/09/29 (a)	250,000	265,510
2.95%, 04/01/30 (a)	600,000	548,604
4.65%, 05/06/30 (a)	150,000	149,857
3.25%, 05/15/30 (a)	150,000	139,181
2.88%, 03/25/31 (a)	700,000	624,897
6.25%, 11/09/32 (a)	400,000	433,484
4.90%, 02/06/33 (a)	250,000	249,400
4.30%, 07/08/34 (a)	300,000	283,116
4.70%, 09/27/34 (a)	300,000	292,257
3.90%, 05/15/35 (a)	250,000	225,560
3.85%, 07/15/36 (a)	200,000	176,492
3.80%, 11/15/37 (a)	300,000	258,807
6.50%, 04/15/38	275,000	304,180
6.13%, 07/08/39	250,000	269,177
3.60%, 04/01/40 (a)	550,000	447,161
5.38%, 07/15/40	400,000	398,968
3.65%, 03/25/41 (a)	400,000	323,808
4.50%, 07/08/44 (a)	205,000	181,019
4.13%, 05/15/45 (a)	350,000	289,996
4.00%, 07/15/46 (a)	545,000	439,526
4.00%, 11/15/47 (a)	400,000	319,804
3.60%, 04/01/50 (a)	800,000	592,448
3.95%, 03/25/51 (a)	600,000	468,642
6.90%, 11/09/52 (a)	450,000	529,033
5.55%, 02/06/53 (a)	400,000	400,384
5.38%, 09/27/54 (a)	300,000	291,927
4.38%, 05/15/55 (a)	225,000	186,592
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 04/01/60 (a)	650,000	475,020
4.10%, 03/25/61 (a)	275,000	209,734
5.50%, 09/27/64 (a)	300,000	290,868
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	200,000	193,596
3.90%, 06/01/27 (a)	100,000	98,858
2.85%, 10/01/29 (a)	300,000	277,872
2.30%, 06/01/30 (a)	200,000	177,732
4.40%, 06/01/32 (a)	200,000	196,042
5.15%, 06/01/34 (a)	150,000	152,800
3.25%, 06/01/50 (a)	150,000	108,207
5.05%, 06/01/52 (a)	125,000	121,866
5.50%, 06/01/54 (a)	75,000	77,592
5.25%, 06/01/62 (a)	125,000	121,758
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	189,196
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	350,000	340,711
1.30%, 05/20/28 (a)	217,000	195,517
2.15%, 05/20/30 (a)	200,000	176,692
1.65%, 05/20/32 (a)	208,000	168,436
4.25%, 05/20/32 (a)	100,000	97,279
5.40%, 05/20/33 (a)	150,000	157,188
4.65%, 05/20/35 (a)	175,000	172,828
4.80%, 05/20/45 (a)	250,000	234,992
4.30%, 05/20/47 (a)	200,000	173,106
3.25%, 05/20/50 (a)	175,000	126,154
4.50%, 05/20/52 (a)	200,000	176,570
6.00%, 05/20/53 (a)	225,000	245,675
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	146,427
3.00%, 05/22/30 (a)	175,000	161,133
4.75%, 05/20/32 (a)	100,000	99,678
Roper Technologies, Inc.
3.85%, 12/15/25 (a)	100,000	99,174
3.80%, 12/15/26 (a)	150,000	147,873
1.40%, 09/15/27 (a)	150,000	138,065
4.20%, 09/15/28 (a)	150,000	148,082
2.95%, 09/15/29 (a)	100,000	92,416
4.50%, 10/15/29 (a)	100,000	99,239
2.00%, 06/30/30 (a)	100,000	86,468
1.75%, 02/15/31 (a)	200,000	166,874
4.75%, 02/15/32 (a)	100,000	99,241
4.90%, 10/15/34 (a)	200,000	196,850
S&P Global, Inc.
2.45%, 03/01/27 (a)	200,000	191,486
4.75%, 08/01/28 (a)	150,000	151,228
2.70%, 03/01/29 (a)	250,000	232,605
4.25%, 05/01/29 (a)	175,000	172,996
2.50%, 12/01/29 (a)	100,000	90,887
1.25%, 08/15/30 (a)	150,000	125,571
2.90%, 03/01/32 (a)	300,000	267,027
5.25%, 09/15/33 (a)	150,000	155,112
3.25%, 12/01/49 (a)	100,000	73,235
3.70%, 03/01/52 (a)	150,000	118,589
2.30%, 08/15/60 (a)	100,000	53,586
3.90%, 03/01/62 (a)	100,000	79,108
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	294,225
1.50%, 07/15/28 (a)	150,000	135,830
1.95%, 07/15/31 (a)	300,000	255,747
2.70%, 07/15/41 (a)	250,000	184,075
2.90%, 07/15/51 (a)	350,000	236,918
3.05%, 07/15/61 (a)	200,000	130,700
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	252,537

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	95,625
3.00%, 06/01/31 (a)	100,000	87,220
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	142,331
2.38%, 08/09/28 (a)	200,000	183,334
2.65%, 08/09/31 (a)	100,000	85,120
6.10%, 04/12/34 (a)	100,000	104,689
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	132,623
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	170,782
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	50,000	47,240
4.60%, 02/08/27 (a)	125,000	125,748
2.90%, 11/03/27 (a)	75,000	72,172
4.60%, 02/15/28 (a)	150,000	151,269
4.60%, 02/08/29 (a)	125,000	125,966
2.25%, 09/04/29 (a)	100,000	90,798
1.75%, 05/04/30 (a)	100,000	86,669
1.90%, 09/15/31 (a)	100,000	85,355
3.65%, 08/16/32 (a)	100,000	93,795
4.90%, 03/14/33 (a)	200,000	203,736
4.85%, 02/08/34 (a)	100,000	101,173
3.88%, 03/15/39 (a)	150,000	133,683
4.15%, 05/15/48 (a)	300,000	258,114
2.70%, 09/15/51 (a)	100,000	64,944
5.00%, 03/14/53 (a)	100,000	97,408
5.15%, 02/08/54 (a)	150,000	149,097
5.05%, 05/18/63 (a)	300,000	288,672
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	98,232
5.50%, 08/15/35	100,000	102,983
5.85%, 04/15/40	100,000	105,364
5.65%, 11/23/43 (a)	75,000	75,836
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	100,262
6.10%, 03/15/33 (a)	150,000	158,247
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	236,727
3.88%, 04/22/27 (a)	200,000	196,696
4.13%, 04/22/29 (a)	200,000	196,882
2.50%, 10/25/31 (a)	250,000	217,985
4.25%, 04/22/32 (a)	200,000	195,762
3.13%, 10/25/41 (a)	250,000	201,077
4.50%, 04/22/52 (a)(c)	200,000	193,032
Tyco Electronics Group SA
4.50%, 02/13/26	100,000	99,981
3.70%, 02/15/26 (a)	100,000	98,774
3.13%, 08/15/27 (a)	100,000	96,618
2.50%, 02/04/32 (a)	100,000	86,703
7.13%, 10/01/37	100,000	117,361
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	150,096
2.70%, 06/15/31 (a)	100,000	86,541
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	147,260
5.75%, 04/01/33 (a)	100,000	105,492
5.25%, 06/05/34 (a)	175,000	176,841
5.50%, 06/15/45 (a)	50,000	49,462
3.63%, 05/15/50 (a)	100,000	74,936
Visa, Inc.
3.15%, 12/14/25 (a)	700,000	691,068
1.90%, 04/15/27 (a)	300,000	283,842
0.75%, 08/15/27 (a)	150,000	136,968
2.75%, 09/15/27 (a)	150,000	144,260
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.05%, 04/15/30 (a)	300,000	265,608
1.10%, 02/15/31 (a)	200,000	164,568
4.15%, 12/14/35 (a)	330,000	314,662
2.70%, 04/15/40 (a)	150,000	114,368
4.30%, 12/14/45 (a)	595,000	536,190
3.65%, 09/15/47 (a)	100,000	80,692
2.00%, 08/15/50 (a)	250,000	144,983
VMware LLC
1.40%, 08/15/26 (a)	250,000	236,220
4.65%, 05/15/27 (a)	50,000	49,989
3.90%, 08/21/27 (a)	200,000	195,936
1.80%, 08/15/28 (a)	200,000	180,714
4.70%, 05/15/30 (a)	150,000	148,443
2.20%, 08/15/31 (a)	250,000	210,522
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	89,974
3.10%, 02/01/32 (a)	100,000	84,622
Western Union Co.
1.35%, 03/15/26 (a)	200,000	190,972
6.20%, 11/17/36	100,000	103,697
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	195,514
3.70%, 04/01/29 (a)	150,000	144,573
3.80%, 04/01/32 (a)	150,000	139,277
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	178,604
		118,866,768
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	133,913	115,997
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	119,463	115,452
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	123,882	119,533
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	127,140	120,639
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	95,812	91,621
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	90,703	82,675
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	75,000	76,935
3.25%, 06/15/27 (a)	100,000	97,351
6.20%, 08/15/36	50,000	55,440
6.15%, 05/01/37	100,000	110,518
5.75%, 05/01/40 (a)	100,000	106,483
5.05%, 03/01/41 (a)	100,000	98,584
5.40%, 06/01/41 (a)	100,000	102,225
4.95%, 09/15/41 (a)	100,000	97,356
4.40%, 03/15/42 (a)	100,000	90,924
4.38%, 09/01/42 (a)	150,000	135,793
4.45%, 03/15/43 (a)	200,000	182,014
5.15%, 09/01/43 (a)	100,000	100,301
4.90%, 04/01/44 (a)	175,000	167,646
4.55%, 09/01/44 (a)	165,000	150,681
4.15%, 04/01/45 (a)	250,000	215,665
4.70%, 09/01/45 (a)	100,000	92,711
3.90%, 08/01/46 (a)	100,000	82,162
4.13%, 06/15/47 (a)	100,000	85,376
4.05%, 06/15/48 (a)	150,000	126,357
4.15%, 12/15/48 (a)	200,000	170,524
3.55%, 02/15/50 (a)	100,000	76,935
3.05%, 02/15/51 (a)	100,000	69,409
3.30%, 09/15/51 (a)	200,000	145,632
2.88%, 06/15/52 (a)	150,000	99,476

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 01/15/53 (a)	200,000	177,806
5.20%, 04/15/54 (a)	300,000	299,457
5.50%, 03/15/55 (a)	200,000	207,890
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	97,837
6.90%, 07/15/28	150,000	162,223
3.85%, 08/05/32 (a)	150,000	142,023
5.85%, 11/01/33 (a)	100,000	107,641
4.38%, 09/18/34 (a)	150,000	144,961
6.20%, 06/01/36	150,000	166,030
3.20%, 08/02/46 (a)	150,000	111,492
3.65%, 02/03/48 (a)	100,000	79,767
4.45%, 01/20/49 (a)	150,000	135,072
2.45%, 05/01/50 (a)	200,000	124,396
4.40%, 08/05/52 (a)	100,000	89,185
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	100,000	94,516
4.00%, 06/01/28 (a)	100,000	98,131
2.88%, 11/15/29 (a)	100,000	92,067
2.05%, 03/05/30 (a)	100,000	87,923
7.13%, 10/15/31	75,000	85,015
2.45%, 12/02/31 (a)	300,000	261,339
4.80%, 09/15/35 (a)	50,000	49,430
5.95%, 05/15/37	100,000	106,654
3.00%, 12/02/41 (a)	200,000	152,064
4.30%, 05/15/43 (a)	100,000	88,120
4.80%, 08/01/45 (a)	100,000	93,241
4.95%, 08/15/45 (a)	100,000	95,427
4.70%, 05/01/48 (a)	75,000	68,888
3.50%, 05/01/50 (a)	100,000	75,258
3.10%, 12/02/51 (a)	325,000	225,118
4.20%, 11/15/69 (a)	100,000	78,718
6.13%, 09/15/15 (a)	100,000	107,576
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	147,699
CSX Corp.
2.60%, 11/01/26 (a)	100,000	96,661
3.25%, 06/01/27 (a)	150,000	145,825
3.80%, 03/01/28 (a)	200,000	195,856
4.25%, 03/15/29 (a)	150,000	148,572
2.40%, 02/15/30 (a)	100,000	89,669
4.10%, 11/15/32 (a)	150,000	143,839
5.20%, 11/15/33 (a)	150,000	154,348
6.00%, 10/01/36	75,000	81,512
6.15%, 05/01/37	150,000	164,835
6.22%, 04/30/40	100,000	110,875
5.50%, 04/15/41 (a)	100,000	103,097
4.75%, 05/30/42 (a)	150,000	141,607
4.10%, 03/15/44 (a)	200,000	171,844
3.80%, 11/01/46 (a)	100,000	80,840
4.30%, 03/01/48 (a)	100,000	86,631
4.75%, 11/15/48 (a)	100,000	92,551
4.50%, 03/15/49 (a)	150,000	134,104
3.35%, 09/15/49 (a)	100,000	73,822
3.80%, 04/15/50 (a)	100,000	79,854
3.95%, 05/01/50 (a)	100,000	81,634
2.50%, 05/15/51 (a)	100,000	61,413
4.50%, 11/15/52 (a)	175,000	156,375
4.50%, 08/01/54 (a)	100,000	88,786
4.90%, 03/15/55 (a)	100,000	94,322
4.25%, 11/01/66 (a)	100,000	81,266
4.65%, 03/01/68 (a)	125,000	108,746
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	76,082	70,881
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Delta Air Lines, Inc.
7.38%, 01/15/26 (a)	150,000	153,283
4.38%, 04/19/28 (a)	75,000	73,267
3.75%, 10/28/29 (a)	175,000	163,504
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	196,527	166,345
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	147,451
3.40%, 02/15/28 (a)	150,000	144,994
3.10%, 08/05/29 (a)	200,000	187,418
4.25%, 05/15/30 (a)	150,000	147,768
2.40%, 05/15/31 (a)	150,000	130,395
4.90%, 01/15/34	150,000	150,451
3.90%, 02/01/35	50,000	45,410
3.25%, 05/15/41 (a)	100,000	76,087
3.88%, 08/01/42	150,000	121,620
4.10%, 04/15/43	100,000	83,523
5.10%, 01/15/44	75,000	71,399
4.10%, 02/01/45	150,000	123,141
4.75%, 11/15/45 (a)	225,000	201,483
4.55%, 04/01/46 (a)	225,000	195,604
4.40%, 01/15/47 (a)	100,000	84,813
4.05%, 02/15/48 (a)	150,000	120,809
4.95%, 10/17/48 (a)	150,000	137,488
5.25%, 05/15/50 (a)	300,000	288,849
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	75,000	71,283
6.25%, 05/06/29 (a)	100,000	103,493
2.65%, 07/15/31 (a)	100,000	86,796
6.50%, 05/06/34 (a)	75,000	79,253
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	148,617
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	76,834	67,677
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	73,825	69,811
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	97,912
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	200,000	195,144
3.15%, 06/01/27 (a)	50,000	48,448
3.80%, 08/01/28 (a)	150,000	146,532
2.55%, 11/01/29 (a)	100,000	90,922
3.00%, 03/15/32 (a)	100,000	89,149
4.45%, 03/01/33 (a)	100,000	97,536
5.55%, 03/15/34 (a)	75,000	78,317
4.84%, 10/01/41	100,000	94,945
3.95%, 10/01/42 (a)	130,000	109,615
4.45%, 06/15/45 (a)	150,000	133,391
4.65%, 01/15/46 (a)	150,000	136,635
3.94%, 11/01/47 (a)	125,000	101,653
4.15%, 02/28/48 (a)	100,000	84,231
4.10%, 05/15/49 (a)	100,000	82,661
3.40%, 11/01/49 (a)	100,000	73,214
3.05%, 05/15/50 (a)	100,000	68,464
2.90%, 08/25/51 (a)	100,000	65,432
4.05%, 08/15/52 (a)	150,000	121,997
3.70%, 03/15/53 (a)	75,000	57,070
4.55%, 06/01/53 (a)	150,000	132,383
5.35%, 08/01/54 (a)	200,000	200,110
3.16%, 05/15/55 (a)	125,000	83,930
5.95%, 03/15/64 (a)	100,000	107,896
5.10%, 08/01/18 (a)	50,000	45,427
4.10%, 05/15/21 (a)	100,000	74,134
Ryder System, Inc.
2.90%, 12/01/26 (a)	100,000	96,522
2.85%, 03/01/27 (a)	100,000	95,989

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 03/15/27 (a)	75,000	76,032
5.65%, 03/01/28 (a)	100,000	102,967
5.25%, 06/01/28 (a)	100,000	101,700
6.30%, 12/01/28 (a)	100,000	105,852
5.38%, 03/15/29 (a)	100,000	102,309
5.50%, 06/01/29 (a)	75,000	77,082
4.90%, 12/01/29 (a)	75,000	75,217
6.60%, 12/01/33 (a)	100,000	110,265
Southwest Airlines Co.
3.00%, 11/15/26 (a)	95,000	91,742
5.13%, 06/15/27 (a)	300,000	302,673
3.45%, 11/16/27 (a)	100,000	96,186
2.63%, 02/10/30 (a)	75,000	67,010
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	86,406
Union Pacific Corp.
2.75%, 03/01/26 (a)	150,000	146,742
3.00%, 04/15/27 (a)	200,000	193,516
3.95%, 09/10/28 (a)	250,000	246,057
3.70%, 03/01/29 (a)	150,000	145,267
2.40%, 02/05/30 (a)	200,000	179,938
2.38%, 05/20/31 (a)	200,000	175,570
2.80%, 02/14/32 (a)	250,000	222,185
4.50%, 01/20/33 (a)	200,000	197,452
2.89%, 04/06/36 (a)	150,000	125,207
3.60%, 09/15/37 (a)	150,000	129,974
3.55%, 08/15/39 (a)	100,000	84,555
3.20%, 05/20/41 (a)	200,000	156,946
3.38%, 02/14/42 (a)	75,000	59,853
4.05%, 11/15/45 (a)	75,000	63,525
4.05%, 03/01/46 (a)	150,000	127,415
3.35%, 08/15/46 (a)	75,000	56,626
4.00%, 04/15/47 (a)	75,000	62,467
4.50%, 09/10/48 (a)	100,000	89,687
4.30%, 03/01/49 (a)	100,000	87,287
3.25%, 02/05/50 (a)	350,000	253,844
3.80%, 10/01/51 (a)	150,000	118,779
2.95%, 03/10/52 (a)	100,000	67,407
4.95%, 09/09/52 (a)	150,000	145,785
3.50%, 02/14/53 (a)	150,000	112,148
4.95%, 05/15/53 (a)	100,000	96,584
3.88%, 02/01/55 (a)	50,000	39,822
3.95%, 08/15/59 (a)	100,000	78,517
3.84%, 03/20/60 (a)	350,000	267,246
3.55%, 05/20/61 (a)	100,000	71,846
2.97%, 09/16/62 (a)	150,000	93,158
5.15%, 01/20/63 (a)	100,000	97,248
4.10%, 09/15/67 (a)	100,000	78,338
3.75%, 02/05/70 (a)	125,000	90,641
3.80%, 04/06/71 (a)	150,000	109,958
3.85%, 02/14/72 (a)	100,000	74,610
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	72,270	71,219
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	74,867	73,198
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	94,596	89,415
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	64,503	60,156
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	106,497	100,590
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	68,071	65,520
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	78,242	69,063
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	227,467	232,651
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	293,297	302,463
United Airlines Pass-Through Trust
5.45%, 08/15/38	150,000	153,204
5.88%, 08/15/38	75,000	78,060
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	100,000	96,374
3.05%, 11/15/27 (a)	250,000	241,157
3.40%, 03/15/29 (a)	100,000	96,110
2.50%, 09/01/29 (a)	75,000	68,825
4.45%, 04/01/30 (a)	150,000	149,791
4.88%, 03/03/33 (a)	150,000	151,504
5.15%, 05/22/34 (a)	150,000	153,655
6.20%, 01/15/38	295,000	327,379
5.20%, 04/01/40 (a)	100,000	100,826
4.88%, 11/15/40 (a)	100,000	97,617
3.63%, 10/01/42	75,000	61,328
3.40%, 11/15/46 (a)	100,000	76,624
3.75%, 11/15/47 (a)	225,000	179,109
4.25%, 03/15/49 (a)	100,000	86,096
3.40%, 09/01/49 (a)	100,000	74,761
5.30%, 04/01/50 (a)	225,000	227,230
5.05%, 03/03/53 (a)	200,000	193,668
5.50%, 05/22/54 (a)	225,000	232,549
5.60%, 05/22/64 (a)	100,000	103,617
		26,682,235
		739,000,248

Utility 2.3%
Electric 2.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	97,404
5.45%, 05/15/29 (a)	100,000	102,769
2.10%, 07/01/30 (a)	175,000	151,907
5.70%, 05/15/34 (a)	100,000	103,194
3.80%, 10/01/47 (a)	75,000	57,016
4.15%, 05/01/49 (a)	100,000	79,984
3.45%, 05/15/51 (a)	100,000	70,433
5.25%, 05/15/52 (a)	100,000	95,733
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	75,000	75,888
3.75%, 12/01/47 (a)	150,000	117,870
4.25%, 09/15/48 (a)	100,000	84,760
3.80%, 06/15/49 (a)	100,000	78,322
3.15%, 09/15/49 (a)	75,000	52,444
3.65%, 04/01/50 (a)	100,000	77,012
4.50%, 06/15/52 (a)	100,000	88,185
5.40%, 03/15/53 (a)	100,000	101,207
AES Corp.
1.38%, 01/15/26 (a)	150,000	144,049
5.45%, 06/01/28 (a)	200,000	202,336
2.45%, 01/15/31 (a)	200,000	169,828
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	98,283
1.45%, 09/15/30 (a)	150,000	126,143
3.05%, 03/15/32 (a)	150,000	134,501
3.94%, 09/01/32 (a)	75,000	71,501
5.85%, 11/15/33 (a)	75,000	79,937
6.00%, 03/01/39	100,000	108,845
3.85%, 12/01/42	150,000	125,234
4.15%, 08/15/44 (a)	100,000	86,280
3.75%, 03/01/45 (a)	100,000	80,936
3.70%, 12/01/47 (a)	100,000	78,958

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 07/15/48 (a)	150,000	130,826
3.45%, 10/01/49 (a)	100,000	75,021
3.13%, 07/15/51 (a)	100,000	69,774
3.00%, 03/15/52 (a)	150,000	103,005
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (e)	200,000	201,346
Ameren Corp.
5.70%, 12/01/26 (a)	100,000	101,904
1.95%, 03/15/27 (a)	150,000	141,564
1.75%, 03/15/28 (a)	50,000	45,575
5.00%, 01/15/29 (a)	100,000	101,019
3.50%, 01/15/31 (a)	200,000	185,758
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	93,703
4.95%, 06/01/33 (a)	100,000	100,702
4.15%, 03/15/46 (a)	150,000	129,684
3.70%, 12/01/47 (a)	100,000	79,145
4.50%, 03/15/49 (a)	100,000	89,656
3.25%, 03/15/50 (a)	75,000	54,131
2.90%, 06/15/51 (a)	100,000	67,169
5.90%, 12/01/52 (a)	50,000	54,365
5.55%, 07/01/54 (a)	100,000	104,903
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	154,635
3.20%, 11/13/27 (a)	150,000	144,420
4.30%, 12/01/28 (a)	100,000	98,702
5.20%, 01/15/29 (a)	150,000	152,550
2.30%, 03/01/30 (a)	150,000	132,552
5.95%, 11/01/32 (a)	100,000	106,138
5.63%, 03/01/33 (a)	150,000	155,044
3.25%, 03/01/50 (a)	150,000	102,600
6.95%, 12/15/54 (a)(b)	100,000	104,950
7.05%, 12/15/54 (a)(b)	75,000	78,242
3.88%, 02/15/62 (a)(b)	150,000	142,246
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	96,812
2.70%, 04/01/31 (a)	150,000	132,098
5.65%, 04/01/34 (a)	100,000	103,560
7.00%, 04/01/38	100,000	114,796
4.50%, 03/01/49 (a)	100,000	84,928
3.70%, 05/01/50 (a)	200,000	147,754
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	91,583
6.35%, 12/15/32 (a)	100,000	108,340
5.55%, 08/01/33 (a)	150,000	153,838
5.70%, 08/15/34 (a)	150,000	156,076
4.50%, 04/01/42 (a)	150,000	132,482
4.25%, 03/01/49 (a)	100,000	82,855
3.35%, 05/15/50 (a)	250,000	179,172
2.65%, 09/15/50 (a)	150,000	92,234
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	98,075
2.30%, 03/15/31 (a)	100,000	86,592
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	95,890
Avista Corp.
4.35%, 06/01/48 (a)	100,000	87,032
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	86,310
5.30%, 06/01/34 (a)	75,000	77,036
6.35%, 10/01/36	100,000	111,430
3.50%, 08/15/46 (a)	150,000	114,533
4.25%, 09/15/48 (a)	100,000	85,045
3.20%, 09/15/49 (a)	150,000	105,950
4.55%, 06/01/52 (a)	100,000	89,158
5.40%, 06/01/53 (a)	150,000	151,362
5.65%, 06/01/54 (a)	75,000	78,467
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	150,000	144,069
3.70%, 07/15/30 (a)	150,000	143,403
1.65%, 05/15/31 (a)	75,000	62,235
6.13%, 04/01/36	298,000	321,801
5.95%, 05/15/37	100,000	107,435
5.15%, 11/15/43 (a)	100,000	99,088
4.50%, 02/01/45 (a)	150,000	136,579
3.80%, 07/15/48 (a)	150,000	117,788
4.45%, 01/15/49 (a)	175,000	152,495
4.25%, 10/15/50 (a)	175,000	146,601
2.85%, 05/15/51 (a)	250,000	163,767
4.60%, 05/01/53 (a)	200,000	176,596
Black Hills Corp.
3.95%, 01/15/26 (a)	50,000	49,506
3.15%, 01/15/27 (a)	150,000	144,982
5.95%, 03/15/28 (a)	75,000	77,925
2.50%, 06/15/30 (a)	50,000	43,983
4.35%, 05/01/33 (a)	150,000	141,685
6.15%, 05/15/34 (a)	75,000	80,156
6.00%, 01/15/35 (a)	75,000	79,143
3.88%, 10/15/49 (a)	100,000	76,640
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	145,177
5.20%, 10/01/28 (a)	100,000	102,251
4.45%, 10/01/32 (a)	150,000	146,488
4.95%, 04/01/33 (a)	100,000	100,370
5.15%, 03/01/34 (a)	100,000	101,873
5.05%, 03/01/35 (a)	100,000	100,935
4.50%, 04/01/44 (a)	100,000	90,661
3.95%, 03/01/48 (a)	75,000	60,808
4.25%, 02/01/49 (a)	100,000	85,295
2.90%, 07/01/50 (a)	200,000	132,820
3.35%, 04/01/51 (a)	150,000	109,766
3.60%, 03/01/52 (a)	100,000	76,417
4.85%, 10/01/52 (a)	75,000	70,285
5.30%, 04/01/53 (a)	75,000	75,177
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	75,000	71,570
5.25%, 08/10/26	75,000	75,580
5.40%, 06/01/29 (a)	150,000	153,297
2.95%, 03/01/30 (a)	100,000	90,921
2.65%, 06/01/31 (a)	75,000	65,777
3.70%, 09/01/49 (a)	100,000	75,207
6.85%, 02/15/55 (a)(b)	75,000	77,644
7.00%, 02/15/55 (a)(b)	75,000	77,474
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	32,000	31,371
4.97%, 05/01/46 (a)	75,000	65,882
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	75,000	78,270
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	96,802
4.88%, 03/01/44 (a)	100,000	93,278
4.75%, 06/01/50 (a)(b)	100,000	95,048
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	97,096
2.95%, 08/15/27 (a)	150,000	144,457
2.20%, 03/01/30 (a)	100,000	88,642
5.30%, 06/01/34 (a)	100,000	103,097
5.90%, 03/15/36	150,000	161,079
3.80%, 10/01/42 (a)	100,000	83,110
4.60%, 08/15/43 (a)	100,000	91,878
4.70%, 01/15/44 (a)	100,000	92,872
3.70%, 03/01/45 (a)	100,000	80,599
4.35%, 11/15/45 (a)	100,000	88,403
3.65%, 06/15/46 (a)	100,000	79,205

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 08/15/47 (a)	150,000	118,871
4.00%, 03/01/48 (a)	150,000	123,828
4.00%, 03/01/49 (a)	150,000	122,817
3.20%, 11/15/49 (a)	100,000	70,510
3.00%, 03/01/50 (a)	150,000	102,678
3.13%, 03/15/51 (a)	100,000	68,986
5.30%, 02/01/53 (a)	100,000	99,661
5.65%, 06/01/54 (a)	100,000	104,765
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	100,000	96,310
4.65%, 01/01/29 (a)	75,000	75,302
2.05%, 07/01/31 (a)	100,000	85,272
4.90%, 07/01/33 (a)	75,000	75,364
4.95%, 08/15/34 (a)	75,000	75,388
4.30%, 04/15/44 (a)	75,000	66,137
4.00%, 04/01/48 (a)	150,000	126,137
5.25%, 01/15/53 (a)	150,000	151,815
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	49,132
3.35%, 04/01/30 (a)	200,000	188,130
2.40%, 06/15/31 (a)	200,000	174,952
5.20%, 03/01/33 (a)	100,000	102,648
5.50%, 03/15/34 (a)	100,000	104,606
5.38%, 05/15/34 (a)	150,000	155,889
5.30%, 03/01/35	80,000	82,140
5.13%, 03/15/35 (a)	100,000	101,620
5.85%, 03/15/36	150,000	160,746
6.30%, 08/15/37	100,000	110,266
6.75%, 04/01/38	100,000	114,929
5.50%, 12/01/39	100,000	102,429
4.20%, 03/15/42	50,000	43,665
4.45%, 03/15/44 (a)	230,000	206,117
4.50%, 12/01/45 (a)	150,000	133,746
3.85%, 06/15/46 (a)	100,000	80,660
3.88%, 06/15/47 (a)	150,000	120,476
4.65%, 12/01/48 (a)	100,000	90,207
4.13%, 05/15/49 (a)	100,000	82,973
3.95%, 04/01/50 (a)	150,000	124,785
3.20%, 12/01/51 (a)	75,000	52,284
6.15%, 11/15/52 (a)	150,000	166,827
5.90%, 11/15/53 (a)	150,000	161,977
5.70%, 05/15/54 (a)	250,000	264,257
4.63%, 12/01/54 (a)	100,000	89,732
5.50%, 03/15/55 (a)	125,000	127,933
4.30%, 12/01/56 (a)	150,000	125,099
4.00%, 11/15/57 (a)	100,000	78,785
4.50%, 05/15/58 (a)	100,000	85,643
3.70%, 11/15/59 (a)	100,000	74,506
3.00%, 12/01/60 (a)	100,000	63,046
3.60%, 06/15/61 (a)	200,000	145,978
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	150,000	154,336
5.80%, 03/01/33 (a)	150,000	157,273
6.13%, 01/15/34 (a)	100,000	107,360
6.25%, 10/01/39	162,000	175,125
5.75%, 10/01/41 (a)	100,000	101,957
5.60%, 06/15/42 (a)	100,000	101,252
6.50%, 10/01/53 (a)	175,000	196,142
5.75%, 03/15/54 (a)	150,000	154,194
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	201,044
4.90%, 02/15/29 (a)	100,000	101,290
4.60%, 05/30/29 (a)	100,000	100,348
4.70%, 01/15/30 (a)	100,000	100,610
4.63%, 05/15/33 (a)	125,000	123,773
3.95%, 05/15/43 (a)	230,000	194,058
4.05%, 05/15/48 (a)	100,000	84,614
4.35%, 04/15/49 (a)	100,000	87,982
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 02/15/50 (a)	50,000	40,240
3.10%, 08/15/50 (a)	100,000	72,355
3.50%, 08/01/51 (a)	200,000	154,770
4.20%, 09/01/52 (a)	100,000	85,943
2.50%, 05/01/60 (a)	200,000	118,974
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	78,034
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	64,049
5.30%, 05/15/33	150,000	153,961
6.05%, 01/15/38	100,000	108,193
5.45%, 02/01/41 (a)	100,000	101,713
6.25%, 10/15/53 (a)	100,000	114,184
5.10%, 06/01/65 (a)	100,000	95,238
Dominion Energy, Inc.
1.45%, 04/15/26 (a)	100,000	95,676
2.85%, 08/15/26 (a)	150,000	145,476
4.25%, 06/01/28 (a)	150,000	148,194
3.38%, 04/01/30 (a)	350,000	326,357
4.35%, 08/15/32 (a)	75,000	71,968
5.38%, 11/15/32 (a)	150,000	153,982
5.25%, 08/01/33	180,000	182,162
5.95%, 06/15/35	100,000	105,989
7.00%, 06/15/38	100,000	115,189
3.30%, 04/15/41 (a)	100,000	76,486
4.90%, 08/01/41 (a)	100,000	93,410
4.05%, 09/15/42 (a)	100,000	83,131
4.70%, 12/01/44 (a)	50,000	44,398
4.60%, 03/15/49 (a)	100,000	86,730
4.85%, 08/15/52 (a)	100,000	90,876
7.00%, 06/01/54 (a)(b)	150,000	159,492
6.88%, 02/01/55 (a)(b)	175,000	183,405
6.63%, 05/15/55 (a)(b)	200,000	205,118
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	92,053
2.25%, 03/01/30 (a)	150,000	133,785
2.63%, 03/01/31 (a)	100,000	89,340
5.20%, 04/01/33 (a)	150,000	153,712
5.20%, 03/01/34 (a)	150,000	153,750
3.70%, 03/15/45 (a)	250,000	201,190
3.75%, 08/15/47 (a)	150,000	119,705
4.05%, 05/15/48 (a)	100,000	84,641
3.95%, 03/01/49 (a)	150,000	123,327
2.95%, 03/01/50 (a)	100,000	68,614
5.40%, 04/01/53 (a)	150,000	154,618
DTE Energy Co.
2.85%, 10/01/26 (a)	200,000	193,808
4.95%, 07/01/27 (a)	200,000	201,454
4.88%, 06/01/28 (a)	150,000	150,813
5.10%, 03/01/29 (a)	200,000	202,548
3.40%, 06/15/29 (a)	100,000	94,673
2.95%, 03/01/30 (a)	100,000	90,669
5.85%, 06/01/34 (a)	150,000	157,780
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	145,695
3.95%, 11/15/28 (a)	150,000	147,054
2.45%, 08/15/29 (a)	150,000	136,550
2.45%, 02/01/30 (a)	100,000	89,980
6.45%, 10/15/32	130,000	142,945
4.95%, 01/15/33 (a)	200,000	201,418
4.85%, 01/15/34 (a)	100,000	99,946
6.00%, 01/15/38	100,000	107,746
6.05%, 04/15/38	150,000	163,528
5.30%, 02/15/40	150,000	152,691
4.25%, 12/15/41 (a)	155,000	137,409
3.75%, 06/01/45 (a)	150,000	120,518
3.88%, 03/15/46 (a)	100,000	81,374

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/01/47 (a)	150,000	116,912
3.95%, 03/15/48 (a)	100,000	80,930
3.20%, 08/15/49 (a)	150,000	106,284
3.45%, 04/15/51 (a)	150,000	110,636
3.55%, 03/15/52 (a)	100,000	74,796
5.35%, 01/15/53 (a)	150,000	150,912
5.40%, 01/15/54 (a)	150,000	151,915
Duke Energy Corp.
5.00%, 12/08/25	75,000	75,295
2.65%, 09/01/26 (a)	300,000	290,211
4.85%, 01/05/27	100,000	100,699
3.15%, 08/15/27 (a)	200,000	192,660
4.30%, 03/15/28 (a)	175,000	173,241
4.85%, 01/05/29 (a)	100,000	100,581
3.40%, 06/15/29 (a)	50,000	47,350
2.45%, 06/01/30 (a)	250,000	221,660
2.55%, 06/15/31 (a)	200,000	174,190
4.50%, 08/15/32 (a)	200,000	194,252
5.75%, 09/15/33 (a)	100,000	105,114
5.45%, 06/15/34 (a)	125,000	128,179
3.30%, 06/15/41 (a)	100,000	76,479
4.80%, 12/15/45 (a)	200,000	181,100
3.75%, 09/01/46 (a)	250,000	193,660
3.95%, 08/15/47 (a)	100,000	78,951
4.20%, 06/15/49 (a)	100,000	81,458
3.50%, 06/15/51 (a)	200,000	143,518
5.00%, 08/15/52 (a)	200,000	183,762
6.10%, 09/15/53 (a)	100,000	107,058
5.80%, 06/15/54 (a)	125,000	128,270
6.45%, 09/01/54 (a)(b)	175,000	178,500
3.25%, 01/15/82 (a)(b)	100,000	93,124
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	248,946
3.80%, 07/15/28 (a)	150,000	146,580
2.50%, 12/01/29 (a)	100,000	90,780
1.75%, 06/15/30 (a)	150,000	128,951
2.40%, 12/15/31 (a)	100,000	85,848
5.88%, 11/15/33 (a)	100,000	106,823
6.35%, 09/15/37	150,000	165,636
6.40%, 06/15/38	200,000	222,560
3.85%, 11/15/42 (a)	75,000	61,991
3.40%, 10/01/46 (a)	75,000	56,061
4.20%, 07/15/48 (a)	150,000	126,302
3.00%, 12/15/51 (a)	100,000	66,656
5.95%, 11/15/52 (a)	50,000	53,962
6.20%, 11/15/53 (a)	125,000	139,864
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	150,000	153,910
6.12%, 10/15/35	100,000	108,468
6.35%, 08/15/38	200,000	221,914
4.90%, 07/15/43 (a)	100,000	95,446
3.25%, 10/01/49 (a)	150,000	107,153
2.75%, 04/01/50 (a)	100,000	64,120
5.40%, 04/01/53 (a)	100,000	100,776
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	72,415
2.13%, 06/01/30 (a)	150,000	131,586
4.30%, 02/01/49 (a)	100,000	84,787
5.65%, 04/01/53 (a)	100,000	103,518
5.55%, 03/15/54 (a)	75,000	76,727
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	194,484
2.00%, 08/15/31 (a)	150,000	126,702
3.40%, 04/01/32 (a)	75,000	68,801
5.25%, 03/15/33 (a)	100,000	102,532
4.10%, 05/15/42 (a)	100,000	86,359
4.10%, 03/15/43 (a)	150,000	127,647
4.15%, 12/01/44 (a)	178,000	152,233
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 08/15/45 (a)	100,000	85,370
3.70%, 10/15/46 (a)	250,000	196,455
2.50%, 08/15/50 (a)	150,000	92,924
4.00%, 04/01/52 (a)	75,000	60,881
5.35%, 03/15/53 (a)	150,000	150,700
Edison International
5.75%, 06/15/27 (a)	100,000	102,235
4.13%, 03/15/28 (a)	100,000	97,950
5.25%, 11/15/28 (a)	100,000	101,190
5.45%, 06/15/29 (a)	75,000	76,514
6.95%, 11/15/29 (a)	100,000	108,458
5.25%, 03/15/32 (a)	150,000	151,678
El Paso Electric Co.
6.00%, 05/15/35	44,000	45,606
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	150,000	147,045
4.75%, 06/15/46 (a)	250,000	217,750
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	98,159
Enel Chile SA
4.88%, 06/12/28 (a)	100,000	98,756
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	150,000	148,072
5.15%, 01/15/33 (a)	200,000	204,608
5.45%, 06/01/34 (a)	75,000	78,346
4.20%, 04/01/49 (a)	150,000	125,970
2.65%, 06/15/51 (a)	100,000	63,056
5.75%, 06/01/54 (a)	75,000	79,130
Entergy Corp.
2.95%, 09/01/26 (a)	150,000	145,639
1.90%, 06/15/28 (a)	150,000	136,722
2.80%, 06/15/30 (a)	100,000	90,548
2.40%, 06/15/31 (a)	150,000	128,975
3.75%, 06/15/50 (a)	150,000	113,420
7.13%, 12/01/54 (a)(b)	200,000	205,668
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	96,327
3.12%, 09/01/27 (a)	75,000	72,383
3.25%, 04/01/28 (a)	100,000	95,825
2.35%, 06/15/32 (a)	100,000	85,559
4.00%, 03/15/33 (a)	100,000	93,670
5.35%, 03/15/34 (a)	100,000	102,892
5.15%, 09/15/34 (a)	100,000	100,975
3.10%, 06/15/41 (a)	100,000	75,279
4.95%, 01/15/45 (a)	75,000	69,855
4.20%, 09/01/48 (a)	100,000	84,021
4.20%, 04/01/50 (a)	150,000	125,541
2.90%, 03/15/51 (a)	150,000	97,911
4.75%, 09/15/52 (a)	100,000	91,522
5.70%, 03/15/54 (a)	150,000	156,774
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	150,000	150,267
3.85%, 06/01/49 (a)	100,000	79,144
3.50%, 06/01/51 (a)	75,000	54,780
5.85%, 06/01/54 (a)	75,000	79,888
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	126,080
4.50%, 03/30/39 (a)	100,000	92,786
3.55%, 09/30/49 (a)	100,000	74,654
5.00%, 09/15/52 (a)	75,000	71,233
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	194,328
4.13%, 03/01/42 (a)	100,000	85,855
4.25%, 12/01/45 (a)	100,000	85,236
3.25%, 09/01/49 (a)	100,000	70,403

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 04/15/50 (a)	50,000	36,612
5.70%, 03/15/53 (a)	100,000	104,419
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	65,962
5.40%, 04/01/34 (a)	75,000	76,908
5.30%, 10/01/41 (a)	100,000	99,382
4.20%, 03/15/48 (a)	100,000	83,827
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	230,082
Eversource Energy
4.75%, 05/15/26	150,000	150,043
5.00%, 01/01/27	150,000	151,056
4.60%, 07/01/27 (a)	75,000	74,832
3.30%, 01/15/28 (a)	100,000	95,897
5.45%, 03/01/28 (a)	200,000	204,606
5.95%, 02/01/29 (a)	100,000	104,288
4.25%, 04/01/29 (a)	150,000	147,063
1.65%, 08/15/30 (a)	250,000	210,707
2.55%, 03/15/31 (a)	100,000	86,983
3.38%, 03/01/32 (a)	150,000	134,612
5.13%, 05/15/33 (a)	150,000	149,710
5.50%, 01/01/34 (a)	100,000	101,834
5.95%, 07/15/34 (a)	100,000	105,072
3.45%, 01/15/50 (a)	150,000	109,848
Exelon Corp.
3.40%, 04/15/26 (a)	150,000	147,553
5.15%, 03/15/28 (a)	200,000	202,814
5.15%, 03/15/29 (a)	125,000	127,061
4.05%, 04/15/30 (a)	300,000	289,116
5.30%, 03/15/33 (a)	150,000	153,591
5.45%, 03/15/34 (a)	125,000	128,184
4.95%, 06/15/35 (a)(d)	80,000	78,162
5.63%, 06/15/35	100,000	103,664
5.10%, 06/15/45 (a)	100,000	95,519
4.45%, 04/15/46 (a)	200,000	174,574
4.70%, 04/15/50 (a)	100,000	89,331
4.10%, 03/15/52 (a)	150,000	121,403
5.60%, 03/15/53 (a)	175,000	178,246
FirstEnergy Corp.
3.90%, 07/15/27 (a)(e)	250,000	244,675
2.65%, 03/01/30 (a)	75,000	67,369
2.25%, 09/01/30 (a)	75,000	65,120
4.85%, 07/15/47 (a)(e)	175,000	157,479
3.40%, 03/01/50 (a)	100,000	71,601
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)(d)	100,000	98,574
5.00%, 01/15/35 (a)(d)	100,000	99,551
Florida Power & Light Co.
3.13%, 12/01/25 (a)	150,000	148,176
4.45%, 05/15/26 (a)	100,000	100,243
3.30%, 05/30/27 (a)	75,000	73,013
5.05%, 04/01/28 (a)	175,000	178,141
4.40%, 05/15/28 (a)	100,000	99,804
5.15%, 06/15/29 (a)	150,000	153,837
2.45%, 02/03/32 (a)	300,000	258,699
5.10%, 04/01/33 (a)	150,000	152,680
4.80%, 05/15/33 (a)	150,000	149,793
5.63%, 04/01/34	150,000	159,448
5.30%, 06/15/34 (a)	150,000	154,969
4.95%, 06/01/35	75,000	75,401
5.65%, 02/01/37	100,000	105,940
5.95%, 02/01/38	100,000	108,829
5.96%, 04/01/39	100,000	108,784
5.69%, 03/01/40	150,000	159,987
5.25%, 02/01/41 (a)	75,000	75,664
4.13%, 02/01/42 (a)	100,000	87,844
4.05%, 06/01/42 (a)	100,000	86,715
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 12/15/42 (a)	100,000	83,545
4.05%, 10/01/44 (a)	150,000	128,145
3.70%, 12/01/47 (a)	100,000	79,648
3.95%, 03/01/48 (a)	100,000	83,172
4.13%, 06/01/48 (a)	150,000	127,412
3.99%, 03/01/49 (a)	100,000	83,334
3.15%, 10/01/49 (a)	100,000	71,598
2.88%, 12/04/51 (a)	200,000	134,200
5.30%, 04/01/53 (a)	100,000	101,516
5.60%, 06/15/54 (a)	150,000	158,586
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	295,807
Georgia Power Co.
5.00%, 02/23/27 (a)	75,000	75,873
3.25%, 03/30/27 (a)	75,000	73,006
4.65%, 05/16/28 (a)	200,000	200,732
2.65%, 09/15/29 (a)	150,000	137,707
4.70%, 05/15/32 (a)	100,000	99,441
4.95%, 05/17/33 (a)	200,000	201,288
5.25%, 03/15/34 (a)	150,000	153,688
4.75%, 09/01/40	150,000	143,428
4.30%, 03/15/42	150,000	133,154
4.30%, 03/15/43	100,000	87,642
3.70%, 01/30/50 (a)	100,000	77,578
3.25%, 03/15/51 (a)	100,000	71,424
5.13%, 05/15/52 (a)	150,000	146,692
Iberdrola International BV
6.75%, 07/15/36	100,000	114,986
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	125,342
5.80%, 04/01/54 (a)	75,000	79,228
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	89,081
3.75%, 07/01/47 (a)	100,000	79,100
4.25%, 08/15/48 (a)	100,000	83,453
3.25%, 05/01/51 (a)	150,000	105,015
5.63%, 04/01/53 (a)	100,000	103,901
Interstate Power & Light Co.
2.30%, 06/01/30 (a)	200,000	175,754
5.70%, 10/15/33 (a)	75,000	78,569
4.95%, 09/30/34 (a)	100,000	99,539
6.25%, 07/15/39	150,000	163,185
3.50%, 09/30/49 (a)	100,000	74,632
5.45%, 09/30/54 (a)	100,000	100,519
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	50,000	51,374
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	97,789
5.30%, 07/01/43 (a)	100,000	95,387
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	79,106	75,233
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	98,988
4.38%, 10/01/45 (a)	100,000	87,189
3.30%, 06/01/50 (a)	100,000	71,746
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	75,000	78,020
4.25%, 04/01/49 (a)	100,000	84,168
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	192,774
6.75%, 12/30/31	100,000	112,897
5.35%, 01/15/34 (a)	75,000	77,756
5.75%, 11/01/35	75,000	80,618
4.80%, 09/15/43 (a)	100,000	94,172
4.40%, 10/15/44 (a)	100,000	89,794
4.25%, 05/01/46 (a)	100,000	87,010

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 08/01/47 (a)	50,000	41,148
3.65%, 08/01/48 (a)	150,000	118,496
4.25%, 07/15/49 (a)	150,000	129,537
3.15%, 04/15/50 (a)	100,000	71,763
2.70%, 08/01/52 (a)	100,000	64,607
5.85%, 09/15/54 (a)	175,000	189,140
5.30%, 02/01/55 (a)	100,000	99,952
Mississippi Power Co.
4.25%, 03/15/42	100,000	86,979
3.10%, 07/30/51 (a)	100,000	69,119
National Grid PLC
5.60%, 06/12/28 (a)	150,000	154,242
5.81%, 06/12/33 (a)	150,000	156,852
5.42%, 01/11/34 (a)	150,000	153,423
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/26 (a)	100,000	99,806
1.00%, 06/15/26 (a)	150,000	142,422
4.80%, 02/05/27 (a)	100,000	100,696
5.10%, 05/06/27 (a)	100,000	101,407
3.40%, 02/07/28 (a)	200,000	193,376
4.80%, 03/15/28 (a)	200,000	202,206
4.85%, 02/07/29 (a)	150,000	151,666
3.70%, 03/15/29 (a)	100,000	96,413
2.40%, 03/15/30 (a)	150,000	133,839
5.00%, 02/07/31 (a)	100,000	102,173
1.35%, 03/15/31 (a)	100,000	81,850
1.65%, 06/15/31 (a)	100,000	82,959
8.00%, 03/01/32	100,000	118,981
2.75%, 04/15/32 (a)	100,000	87,678
4.02%, 11/01/32 (a)	150,000	142,231
4.15%, 12/15/32 (a)	100,000	95,660
5.80%, 01/15/33 (a)	150,000	159,565
5.00%, 08/15/34 (a)	100,000	100,491
4.40%, 11/01/48 (a)	50,000	43,374
4.30%, 03/15/49 (a)	100,000	85,729
7.13%, 09/15/53 (a)(b)	75,000	78,202
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	144,492
6.65%, 04/01/36	100,000	111,202
6.75%, 07/01/37	100,000	113,744
3.13%, 08/01/50 (a)	100,000	68,150
6.00%, 03/15/54 (a)	100,000	108,671
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26	200,000	200,820
1.88%, 01/15/27 (a)	150,000	141,793
3.55%, 05/01/27 (a)	250,000	244,427
4.63%, 07/15/27 (a)	200,000	200,782
4.90%, 02/28/28 (a)	200,000	201,440
1.90%, 06/15/28 (a)	300,000	273,495
4.90%, 03/15/29 (a)	175,000	176,451
3.50%, 04/01/29 (a)	150,000	143,103
2.75%, 11/01/29 (a)	150,000	137,679
5.00%, 02/28/30 (a)	100,000	101,441
2.25%, 06/01/30 (a)	300,000	263,586
2.44%, 01/15/32 (a)	200,000	170,588
5.00%, 07/15/32 (a)	200,000	201,388
5.05%, 02/28/33 (a)	175,000	175,954
5.25%, 03/15/34 (a)	200,000	202,922
3.00%, 01/15/52 (a)	100,000	66,405
5.25%, 02/28/53 (a)	200,000	194,630
5.55%, 03/15/54 (a)	200,000	203,380
6.75%, 06/15/54 (a)(b)	200,000	208,280
6.70%, 09/01/54 (a)(b)	175,000	178,724
4.80%, 12/01/77 (a)(b)	150,000	145,465
5.65%, 05/01/79 (a)(b)	100,000	99,009
3.80%, 03/15/82 (a)(b)	100,000	95,405
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern States Power Co.
5.35%, 11/01/39	100,000	102,374
3.40%, 08/15/42 (a)	250,000	199,657
4.00%, 08/15/45 (a)	150,000	125,252
3.60%, 09/15/47 (a)	150,000	117,041
2.90%, 03/01/50 (a)	150,000	102,018
3.20%, 04/01/52 (a)	100,000	71,850
4.50%, 06/01/52 (a)	100,000	89,493
5.10%, 05/15/53 (a)	150,000	147,517
5.40%, 03/15/54 (a)	100,000	102,928
5.65%, 06/15/54 (a)	75,000	79,655
NorthWestern Corp.
4.18%, 11/15/44 (a)	100,000	84,313
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	145,461
3.25%, 05/15/29 (a)	150,000	142,126
5.40%, 06/01/34 (a)	100,000	103,348
5.50%, 03/15/40	150,000	153,421
4.40%, 03/01/44 (a)	50,000	44,370
4.55%, 06/01/52 (a)	150,000	133,893
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	105,067
5.38%, 11/01/40	200,000	196,270
4.50%, 04/01/47 (a)	100,000	86,323
5.05%, 10/01/48 (a)	75,000	69,732
3.75%, 08/01/50 (a)	100,000	75,706
6.20%, 12/01/53 (a)	75,000	82,088
Ohio Edison Co.
6.88%, 07/15/36	100,000	113,676
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	89,757
1.63%, 01/15/31 (a)	150,000	124,664
5.00%, 06/01/33 (a)	100,000	99,482
4.00%, 06/01/49 (a)	50,000	39,879
2.90%, 10/01/51 (a)	150,000	96,051
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	97,476
3.30%, 03/15/30 (a)	100,000	93,352
3.25%, 04/01/30 (a)	150,000	139,627
3.85%, 08/15/47 (a)	75,000	60,050
5.60%, 04/01/53 (a)	150,000	154,452
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	100,000	99,475
3.70%, 11/15/28 (a)	100,000	97,081
2.75%, 05/15/30 (a)	150,000	136,508
7.00%, 05/01/32	150,000	171,090
4.15%, 06/01/32 (a)	100,000	96,010
4.55%, 09/15/32 (a)	100,000	98,579
7.25%, 01/15/33	100,000	115,966
5.65%, 11/15/33 (a)	150,000	158,622
7.50%, 09/01/38	75,000	91,651
5.25%, 09/30/40	150,000	151,279
4.55%, 12/01/41 (a)	80,000	73,384
5.30%, 06/01/42 (a)	37,000	37,327
3.80%, 09/30/47 (a)	100,000	80,642
3.80%, 06/01/49 (a)	100,000	80,074
3.10%, 09/15/49 (a)	150,000	104,762
3.70%, 05/15/50 (a)	100,000	77,387
2.70%, 11/15/51 (a)	100,000	63,254
4.60%, 06/01/52 (a)	100,000	88,803
4.95%, 09/15/52 (a)	200,000	190,458
5.35%, 10/01/52 (a)	78,000	78,566
5.55%, 06/15/54 (a)(d)	150,000	154,948
Pacific Gas & Electric Co.
3.15%, 01/01/26	325,000	318,987
2.95%, 03/01/26 (a)	100,000	97,667
3.30%, 03/15/27 (a)	100,000	96,644

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 06/15/27 (a)	100,000	101,625
2.10%, 08/01/27 (a)	200,000	186,774
3.30%, 12/01/27 (a)	250,000	239,570
3.00%, 06/15/28 (a)	150,000	141,219
3.75%, 07/01/28	200,000	192,822
6.10%, 01/15/29 (a)	200,000	208,638
5.55%, 05/15/29 (a)	200,000	205,000
4.55%, 07/01/30 (a)	550,000	538,675
2.50%, 02/01/31 (a)	450,000	390,393
3.25%, 06/01/31 (a)	150,000	135,506
4.40%, 03/01/32 (a)	100,000	95,409
5.90%, 06/15/32 (a)	100,000	104,528
6.15%, 01/15/33 (a)	150,000	158,595
6.40%, 06/15/33 (a)	200,000	215,194
6.95%, 03/15/34 (a)	150,000	167,979
5.80%, 05/15/34 (a)	200,000	208,044
4.50%, 07/01/40 (a)	350,000	310,495
3.30%, 08/01/40 (a)	250,000	192,562
4.20%, 06/01/41 (a)	100,000	84,065
4.60%, 06/15/43 (a)	150,000	130,751
4.75%, 02/15/44 (a)	100,000	88,016
4.30%, 03/15/45 (a)	100,000	82,933
4.25%, 03/15/46 (a)	100,000	81,922
4.00%, 12/01/46 (a)	100,000	78,269
3.95%, 12/01/47 (a)	200,000	155,038
4.95%, 07/01/50 (a)	550,000	494,131
3.50%, 08/01/50 (a)	350,000	251,464
5.25%, 03/01/52 (a)	100,000	93,431
6.75%, 01/15/53 (a)	350,000	393,774
6.70%, 04/01/53 (a)	150,000	169,324
5.90%, 10/01/54 (a)	100,000	102,819
PacifiCorp
5.10%, 02/15/29 (a)	100,000	101,564
3.50%, 06/15/29 (a)	100,000	95,022
5.30%, 02/15/31 (a)	150,000	153,904
7.70%, 11/15/31	100,000	116,572
5.45%, 02/15/34 (a)	200,000	204,262
6.10%, 08/01/36	100,000	107,314
5.75%, 04/01/37	100,000	103,827
6.25%, 10/15/37	100,000	108,300
6.35%, 07/15/38	100,000	108,565
6.00%, 01/15/39	130,000	137,777
4.10%, 02/01/42 (a)	75,000	62,591
4.13%, 01/15/49 (a)	150,000	122,766
4.15%, 02/15/50 (a)	150,000	122,070
3.30%, 03/15/51 (a)	100,000	69,046
2.90%, 06/15/52 (a)	100,000	63,724
5.35%, 12/01/53 (a)	200,000	194,198
5.50%, 05/15/54 (a)	250,000	247,045
5.80%, 01/15/55 (a)	200,000	205,942
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	151,044
4.15%, 10/01/44 (a)	100,000	86,593
3.90%, 03/01/48 (a)	150,000	122,354
3.00%, 09/15/49 (a)	100,000	69,662
2.80%, 06/15/50 (a)	100,000	66,384
3.05%, 03/15/51 (a)	150,000	103,466
4.60%, 05/15/52 (a)	75,000	68,841
4.38%, 08/15/52 (a)	75,000	65,971
5.25%, 09/15/54 (a)	125,000	125,239
Potomac Electric Power Co.
6.50%, 11/15/37	150,000	170,239
4.15%, 03/15/43 (a)	100,000	86,863
5.50%, 03/15/54 (a)	75,000	77,268
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	150,000	146,539
4.13%, 04/15/30 (a)	200,000	193,310
5.25%, 09/01/34 (a)	150,000	151,785
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	152,073
4.85%, 02/15/34 (a)	150,000	150,495
4.75%, 07/15/43 (a)	50,000	47,188
4.13%, 06/15/44 (a)	100,000	87,607
3.95%, 06/01/47 (a)	150,000	124,769
4.15%, 06/15/48 (a)	100,000	85,366
5.25%, 05/15/53 (a)	150,000	151,929
Progress Energy, Inc.
7.75%, 03/01/31	150,000	172,159
7.00%, 10/30/31	100,000	112,817
6.00%, 12/01/39	100,000	105,589
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	97,348
1.90%, 01/15/31 (a)	150,000	128,310
1.88%, 06/15/31 (a)	150,000	126,362
5.35%, 05/15/34 (a)	75,000	77,066
6.25%, 09/01/37	100,000	109,945
3.60%, 09/15/42 (a)	100,000	80,167
4.30%, 03/15/44 (a)	40,000	34,484
3.80%, 06/15/47 (a)	200,000	156,594
4.05%, 09/15/49 (a)	100,000	81,324
3.20%, 03/01/50 (a)	100,000	70,450
4.50%, 06/01/52 (a)	100,000	87,400
5.25%, 04/01/53 (a)	150,000	147,507
5.75%, 05/15/54 (a)	150,000	159,294
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	86,009
5.35%, 10/01/33 (a)	100,000	103,744
3.60%, 07/01/49 (a)	50,000	38,694
5.15%, 01/15/53 (a)	50,000	49,214
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	84,363
5.25%, 01/15/33 (a)	100,000	101,007
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	150,000	143,497
2.25%, 09/15/26 (a)	150,000	144,271
3.65%, 09/01/28 (a)	100,000	97,015
3.20%, 05/15/29 (a)	100,000	95,088
1.90%, 08/15/31 (a)	250,000	210,020
4.90%, 12/15/32 (a)	150,000	152,224
5.20%, 08/01/33 (a)	100,000	102,703
5.20%, 03/01/34 (a)	100,000	102,457
5.50%, 03/01/40	75,000	77,800
3.95%, 05/01/42 (a)	150,000	128,304
3.80%, 03/01/46 (a)	150,000	122,184
3.60%, 12/01/47 (a)	100,000	78,153
3.85%, 05/01/49 (a)	150,000	121,799
3.20%, 08/01/49 (a)	75,000	54,503
3.15%, 01/01/50 (a)	100,000	71,968
2.70%, 05/01/50 (a)	150,000	98,444
2.05%, 08/01/50 (a)	200,000	114,290
5.13%, 03/15/53 (a)	50,000	49,438
5.45%, 08/01/53 (a)	100,000	103,874
5.45%, 03/01/54 (a)	100,000	103,510
5.30%, 08/01/54 (a)	100,000	101,390
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	206,922
5.88%, 10/15/28 (a)	150,000	156,403
1.60%, 08/15/30 (a)	200,000	169,072
6.13%, 10/15/33 (a)	75,000	80,306
5.45%, 04/01/34 (a)	75,000	76,707
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	237,430
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	76,595
6.27%, 03/15/37	362,000	396,372

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.22%, 06/15/48 (a)	100,000	85,075
3.25%, 09/15/49 (a)	100,000	70,669
2.89%, 09/15/51 (a)	100,000	65,373
5.69%, 06/15/54 (a)	75,000	78,461
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	146,013
4.95%, 08/15/28 (a)	100,000	101,283
1.70%, 10/01/30 (a)	200,000	170,132
3.00%, 03/15/32 (a)	100,000	89,393
6.00%, 06/01/39	50,000	54,154
4.50%, 08/15/40	100,000	93,502
4.15%, 05/15/48 (a)	100,000	83,659
4.10%, 06/15/49 (a)	100,000	82,630
3.32%, 04/15/50 (a)	100,000	71,578
2.95%, 08/15/51 (a)	150,000	103,203
5.35%, 04/01/53 (a)	150,000	150,304
5.55%, 04/15/54 (a)	100,000	103,395
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	75,000	73,025
5.90%, 03/15/54 (a)	75,000	79,977
Southern California Edison Co.
1.20%, 02/01/26 (a)	100,000	96,131
5.35%, 03/01/26	150,000	151,281
4.90%, 06/01/26 (a)	100,000	100,360
4.70%, 06/01/27 (a)	150,000	150,544
5.85%, 11/01/27 (a)	150,000	155,151
3.65%, 03/01/28 (a)	100,000	97,186
5.30%, 03/01/28 (a)	150,000	153,162
5.65%, 10/01/28 (a)	100,000	103,539
4.20%, 03/01/29 (a)	100,000	98,078
5.15%, 06/01/29 (a)	100,000	101,806
2.85%, 08/01/29 (a)	100,000	92,357
2.25%, 06/01/30 (a)	150,000	132,282
5.45%, 06/01/31 (a)	300,000	310,170
2.75%, 02/01/32 (a)	100,000	87,487
5.95%, 11/01/32 (a)	125,000	133,443
6.00%, 01/15/34	150,000	161,299
5.20%, 06/01/34 (a)	200,000	202,426
5.63%, 02/01/36	100,000	103,163
5.55%, 01/15/37	75,000	77,585
5.95%, 02/01/38	100,000	106,365
5.50%, 03/15/40	100,000	101,959
4.50%, 09/01/40 (a)	150,000	136,978
4.05%, 03/15/42 (a)	100,000	84,062
3.90%, 03/15/43 (a)	50,000	41,569
4.65%, 10/01/43 (a)	150,000	137,593
3.60%, 02/01/45 (a)	100,000	77,857
4.00%, 04/01/47 (a)	300,000	244,749
4.13%, 03/01/48 (a)	250,000	206,882
4.88%, 03/01/49 (a)	100,000	92,715
3.65%, 02/01/50 (a)	200,000	152,454
2.95%, 02/01/51 (a)	100,000	66,737
3.65%, 06/01/51 (a)	100,000	75,196
3.45%, 02/01/52 (a)	100,000	72,313
5.45%, 06/01/52 (a)	100,000	99,681
5.70%, 03/01/53 (a)	100,000	103,433
5.88%, 12/01/53 (a)	150,000	158,637
5.75%, 04/15/54 (a)	100,000	104,517
Southern Co.
3.25%, 07/01/26 (a)	400,000	391,924
5.11%, 08/01/27 (e)	150,000	152,229
4.85%, 06/15/28 (a)	200,000	202,006
5.50%, 03/15/29 (a)	100,000	103,243
3.70%, 04/30/30 (a)	250,000	237,675
5.70%, 10/15/32 (a)	100,000	105,239
5.20%, 06/15/33 (a)	150,000	152,116
5.70%, 03/15/34 (a)	150,000	157,453
4.85%, 03/15/35 (a)	125,000	123,041
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 07/01/36 (a)	125,000	115,801
4.40%, 07/01/46 (a)	300,000	260,775
4.00%, 01/15/51 (a)(b)	250,000	245,587
3.75%, 09/15/51 (a)(b)	200,000	192,298
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	99,407
0.90%, 01/15/26 (a)	150,000	143,775
5.25%, 07/15/43	50,000	48,746
4.95%, 12/15/46 (a)	100,000	91,951
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	144,006
2.75%, 10/01/26 (a)	75,000	72,405
4.10%, 09/15/28 (a)	150,000	146,950
5.30%, 04/01/33 (a)	100,000	101,173
6.20%, 03/15/40	100,000	107,665
3.90%, 04/01/45 (a)	150,000	118,082
3.85%, 02/01/48 (a)	50,000	38,309
3.25%, 11/01/51 (a)	75,000	50,866
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	134,525
3.40%, 08/15/46 (a)	75,000	55,160
3.70%, 08/15/47 (a)	100,000	76,755
3.15%, 05/01/50 (a)	150,000	103,373
6.00%, 06/01/54 (a)	100,000	106,824
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	75,000	77,802
Tampa Electric Co.
4.90%, 03/01/29 (a)	100,000	100,822
2.40%, 03/15/31 (a)	100,000	86,939
4.10%, 06/15/42 (a)	200,000	171,686
4.30%, 06/15/48 (a)	250,000	212,487
Toledo Edison Co.
6.15%, 05/15/37	100,000	109,024
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	167,858
5.20%, 09/15/34 (a)	75,000	75,530
4.85%, 12/01/48 (a)	50,000	46,399
4.00%, 06/15/50 (a)	100,000	80,634
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	143,805
2.95%, 03/15/30 (a)	200,000	184,108
2.15%, 03/15/32 (a)	100,000	84,088
5.20%, 04/01/34 (a)	100,000	102,134
8.45%, 03/15/39	100,000	132,437
3.90%, 09/15/42 (a)	40,000	33,806
4.00%, 04/01/48 (a)	250,000	205,850
2.63%, 03/15/51 (a)	100,000	63,112
3.90%, 04/01/52 (a)	150,000	121,046
5.45%, 03/15/53 (a)	100,000	101,257
5.13%, 03/15/55 (a)	75,000	73,017
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	100,000	98,457
3.50%, 03/15/27 (a)	250,000	244,217
3.75%, 05/15/27 (a)	150,000	147,124
3.80%, 04/01/28 (a)	150,000	146,494
2.88%, 07/15/29 (a)	100,000	92,974
2.40%, 03/30/32 (a)	150,000	128,445
5.00%, 04/01/33 (a)	100,000	100,497
5.05%, 08/15/34 (a)	100,000	100,577
6.00%, 01/15/36	150,000	159,867
6.00%, 05/15/37	150,000	160,414
6.35%, 11/30/37	100,000	110,140
8.88%, 11/15/38	150,000	202,147
4.00%, 01/15/43 (a)	100,000	84,312
4.65%, 08/15/43 (a)	200,000	183,970
4.45%, 02/15/44 (a)	100,000	89,409
4.20%, 05/15/45 (a)	100,000	84,876

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 09/15/47 (a)	150,000	118,599
4.60%, 12/01/48 (a)	150,000	133,661
3.30%, 12/01/49 (a)	125,000	90,288
2.45%, 12/15/50 (a)	200,000	120,788
2.95%, 11/15/51 (a)	100,000	66,480
4.63%, 05/15/52 (a)	100,000	89,310
5.45%, 04/01/53 (a)	100,000	101,243
5.70%, 08/15/53 (a)	100,000	104,675
5.35%, 01/15/54 (a)	100,000	100,257
5.55%, 08/15/54 (a)	100,000	102,824
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	250,000	250,222
5.15%, 10/01/27 (a)	100,000	101,664
1.38%, 10/15/27 (a)	200,000	183,188
4.75%, 01/15/28 (a)	150,000	151,096
1.80%, 10/15/30 (a)	100,000	84,971
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	91,316
5.00%, 05/15/29 (a)	150,000	153,079
4.75%, 09/30/32 (a)	100,000	100,971
4.30%, 10/15/48 (a)	100,000	87,454
5.05%, 10/01/54 (a)	75,000	72,755
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	93,384
3.95%, 09/01/32 (a)	100,000	94,814
4.95%, 04/01/33 (a)	100,000	100,019
3.65%, 04/01/50 (a)	100,000	76,203
Wisconsin Public Service Corp.
3.67%, 12/01/42	150,000	122,211
3.30%, 09/01/49 (a)	100,000	73,769
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	146,323
4.00%, 06/15/28 (a)	250,000	244,005
2.60%, 12/01/29 (a)	100,000	90,296
3.40%, 06/01/30 (a)	100,000	93,029
4.60%, 06/01/32 (a)	200,000	194,772
5.45%, 08/15/33 (a)	150,000	152,973
5.50%, 03/15/34 (a)	150,000	153,330
3.50%, 12/01/49 (a)	100,000	72,625
		108,167,897
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	96,654
2.63%, 09/15/29 (a)	125,000	115,274
1.50%, 01/15/31 (a)	150,000	125,945
5.90%, 11/15/33 (a)	150,000	161,274
4.13%, 10/15/44 (a)	300,000	257,619
4.30%, 10/01/48 (a)	100,000	87,294
4.13%, 03/15/49 (a)	100,000	83,376
3.38%, 09/15/49 (a)	100,000	73,702
2.85%, 02/15/52 (a)	150,000	97,715
5.75%, 10/15/52 (a)	100,000	105,867
6.20%, 11/15/53 (a)	100,000	113,220
5.00%, 12/15/54 (a)	100,000	95,453
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	203,984
4.00%, 04/01/28 (a)	100,000	97,982
1.75%, 10/01/30 (a)	100,000	84,977
5.40%, 03/01/33 (a)	100,000	102,950
5.40%, 07/01/34 (a)	75,000	77,052
5.85%, 01/15/41 (a)	100,000	105,262
4.10%, 09/01/47 (a)	50,000	41,087
National Grid USA
5.80%, 04/01/35	75,000	77,487
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	243,877
5.25%, 03/30/28 (a)	200,000	203,582
5.20%, 07/01/29 (a)	150,000	152,686
2.95%, 09/01/29 (a)	100,000	92,477
3.60%, 05/01/30 (a)	150,000	141,861
1.70%, 02/15/31 (a)	250,000	207,892
5.35%, 04/01/34 (a)	100,000	101,856
5.95%, 06/15/41 (a)	75,000	78,973
5.25%, 02/15/43 (a)	45,000	44,202
4.80%, 02/15/44 (a)	209,000	194,504
5.65%, 02/01/45 (a)	100,000	102,572
4.38%, 05/15/47 (a)	200,000	172,886
3.95%, 03/30/48 (a)	100,000	80,468
5.00%, 06/15/52 (a)	75,000	70,178
6.95%, 11/30/54 (a)(b)	75,000	76,985
6.38%, 03/31/55 (a)(b)	125,000	125,836
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	87,834
4.25%, 09/01/32 (a)	75,000	72,813
4.66%, 02/01/44 (a)	100,000	91,839
4.50%, 11/01/48 (a)	100,000	87,763
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	142,500
2.50%, 03/15/31 (a)	100,000	87,122
5.40%, 06/15/33 (a)	100,000	102,768
5.10%, 02/15/35 (a)	75,000	74,487
3.64%, 11/01/46 (a)	100,000	76,128
3.35%, 06/01/50 (a)	100,000	70,846
5.05%, 05/15/52 (a)	50,000	46,524
Sempra
5.40%, 08/01/26 (a)	100,000	101,087
3.25%, 06/15/27 (a)	200,000	193,316
3.40%, 02/01/28 (a)	200,000	192,358
3.70%, 04/01/29 (a)	150,000	143,797
5.50%, 08/01/33 (a)	150,000	154,575
3.80%, 02/01/38 (a)	150,000	128,713
6.00%, 10/15/39	150,000	158,545
4.00%, 02/01/48 (a)	150,000	120,362
4.13%, 04/01/52 (a)(b)	150,000	142,786
6.40%, 10/01/54 (a)(b)	200,000	200,268
6.88%, 10/01/54 (a)(b)	200,000	204,508
6.55%, 04/01/55 (a)(b)	100,000	100,488
6.63%, 04/01/55 (a)(b)	75,000	75,728
Southern California Gas Co.
2.95%, 04/15/27 (a)	150,000	144,732
2.55%, 02/01/30 (a)	100,000	90,745
5.20%, 06/01/33 (a)	100,000	102,173
5.05%, 09/01/34 (a)	100,000	101,321
3.75%, 09/15/42 (a)	150,000	123,572
4.30%, 01/15/49 (a)	150,000	128,230
3.95%, 02/15/50 (a)	100,000	80,914
6.35%, 11/15/52 (a)	100,000	113,864
5.75%, 06/01/53 (a)	100,000	105,195
5.60%, 04/01/54 (a)	100,000	103,947
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	83,605
5.15%, 09/15/32 (a)	100,000	101,464
5.75%, 09/15/33 (a)	100,000	104,963
4.95%, 09/15/34 (a)	100,000	99,528
5.88%, 03/15/41 (a)	150,000	158,526
4.40%, 06/01/43 (a)	75,000	66,296
3.95%, 10/01/46 (a)	150,000	121,892
4.40%, 05/30/47 (a)	100,000	86,619

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	219,482
4.05%, 03/15/32 (a)	150,000	141,921
4.15%, 06/01/49 (a)	100,000	80,614
Spire Missouri, Inc.
5.15%, 08/15/34 (a)	50,000	51,149
3.30%, 06/01/51 (a)	100,000	71,894
Spire, Inc.
5.30%, 03/01/26	75,000	75,482
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	79,416
		9,789,708
Utility Other 0.1%
American Water Capital Corp.
3.75%, 09/01/28 (a)	240,000	233,114
3.45%, 06/01/29 (a)	300,000	285,240
2.30%, 06/01/31 (a)	200,000	172,964
5.15%, 03/01/34 (a)	100,000	101,696
6.59%, 10/15/37	150,000	170,572
4.00%, 12/01/46 (a)	150,000	124,071
3.75%, 09/01/47 (a)	200,000	157,168
4.20%, 09/01/48 (a)	100,000	84,205
4.15%, 06/01/49 (a)	150,000	125,312
3.45%, 05/01/50 (a)	100,000	73,991
3.25%, 06/01/51 (a)	200,000	142,540
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	100,000	100,292
2.70%, 04/15/30 (a)	100,000	90,025
2.40%, 05/01/31 (a)	50,000	43,276
5.38%, 01/15/34 (a)	100,000	101,628
4.28%, 05/01/49 (a)	100,000	82,671
3.35%, 04/15/50 (a)	100,000	70,171
5.30%, 05/01/52 (a)	100,000	96,382
United Utilities PLC
6.88%, 08/15/28	100,000	107,021
		2,362,339
		120,319,944
Total Corporates (Cost $1,382,192,326)		1,284,607,098

TREASURIES 43.8% OF NET ASSETS
U.S. Treasury Bonds
6.00%, 02/15/26	1,310,800	1,339,039
6.75%, 08/15/26	750,000	782,930
6.50%, 11/15/26	955,300	1,001,871
6.63%, 02/15/27	496,400	524,303
6.38%, 08/15/27	743,300	786,766
6.13%, 11/15/27	1,509,500	1,595,412
5.50%, 08/15/28	280,000	294,252
5.25%, 11/15/28	1,588,100	1,655,036
5.25%, 02/15/29	795,300	833,294
6.13%, 08/15/29	900,000	977,977
6.25%, 05/15/30	950,000	1,048,896
5.38%, 02/15/31	1,460,000	1,562,884
4.50%, 02/15/36	1,536,700	1,590,364
4.75%, 02/15/37	881,000	928,078
5.00%, 05/15/37	1,180,000	1,271,266
4.38%, 02/15/38	1,290,600	1,308,951
4.50%, 05/15/38	1,481,000	1,518,719
3.50%, 02/15/39	1,478,300	1,357,149
4.25%, 05/15/39	1,437,500	1,428,965
4.50%, 08/15/39	2,223,300	2,266,724
4.38%, 11/15/39	2,375,900	2,388,336
4.63%, 02/15/40	2,448,600	2,527,606
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 05/15/40	7,150,000	4,544,160
4.38%, 05/15/40	2,377,000	2,387,214
1.13%, 08/15/40	9,100,000	5,731,578
3.88%, 08/15/40	2,109,100	1,996,560
1.38%, 11/15/40	10,200,000	6,662,672
4.25%, 11/15/40	2,273,600	2,247,134
1.88%, 02/15/41	12,100,000	8,545,625
4.75%, 02/15/41	2,200,000	2,302,094
2.25%, 05/15/41	10,800,000	8,073,000
4.38%, 05/15/41	1,613,700	1,616,221
1.75%, 08/15/41	14,000,000	9,565,938
3.75%, 08/15/41	2,103,600	1,945,666
2.00%, 11/15/41	11,800,000	8,355,875
3.13%, 11/15/41	2,381,600	2,018,406
2.38%, 02/15/42	9,500,000	7,122,773
3.13%, 02/15/42	2,430,900	2,050,692
3.00%, 05/15/42	2,505,300	2,065,111
3.25%, 05/15/42	8,800,000	7,528,125
2.75%, 08/15/42	2,668,100	2,108,424
3.38%, 08/15/42	7,500,000	6,513,867
2.75%, 11/15/42	4,010,800	3,155,998
4.00%, 11/15/42	8,000,000	7,568,125
3.13%, 02/15/43	3,282,900	2,729,424
3.88%, 02/15/43	7,800,000	7,234,500
2.88%, 05/15/43	5,072,800	4,044,765
3.88%, 05/15/43	8,100,000	7,499,461
3.63%, 08/15/43	3,942,900	3,512,569
4.38%, 08/15/43	8,700,000	8,609,602
3.75%, 11/15/43	3,902,900	3,532,734
4.75%, 11/15/43	8,400,000	8,717,625
3.63%, 02/15/44	3,862,900	3,425,004
4.50%, 02/15/44	8,650,000	8,676,356
3.38%, 05/15/44	3,893,600	3,320,511
4.63%, 05/15/44	8,800,000	8,965,000
3.13%, 08/15/44	5,288,200	4,325,996
4.13%, 08/15/44	8,999,000	8,568,735
3.00%, 11/15/44	4,153,600	3,320,609
4.63%, 11/15/44	3,500,000	3,573,145
2.50%, 02/15/45	5,807,000	4,252,720
3.00%, 05/15/45	2,568,600	2,047,455
2.88%, 08/15/45	3,588,200	2,794,871
3.00%, 11/15/45	2,118,600	1,682,135
2.50%, 02/15/46	4,500,000	3,256,523
2.50%, 05/15/46	4,717,800	3,402,713
2.25%, 08/15/46	5,695,800	3,900,288
2.88%, 11/15/46	2,598,900	1,999,326
3.00%, 02/15/47	5,500,000	4,312,773
3.00%, 05/15/47	3,900,000	3,052,969
2.75%, 08/15/47	5,275,000	3,936,881
2.75%, 11/15/47	5,600,000	4,171,563
3.00%, 02/15/48	6,800,000	5,297,625
3.13%, 05/15/48	7,500,000	5,968,945
3.00%, 08/15/48	8,050,000	6,256,988
3.38%, 11/15/48	8,200,000	6,809,844
3.00%, 02/15/49	8,700,000	6,747,258
2.88%, 05/15/49	8,550,000	6,461,930
2.25%, 08/15/49	8,000,000	5,301,250
2.38%, 11/15/49	7,500,000	5,102,930
2.00%, 02/15/50	9,520,000	5,929,919
1.25%, 05/15/50	11,450,000	5,856,496
1.38%, 08/15/50	12,400,000	6,531,313
1.63%, 11/15/50	12,601,000	7,090,031
1.88%, 02/15/51	13,700,000	8,221,070
2.38%, 05/15/51	13,700,000	9,257,133
2.00%, 08/15/51	14,100,000	8,697,938
1.88%, 11/15/51	12,700,000	7,565,430
2.25%, 02/15/52	11,600,000	7,579,875
2.88%, 05/15/52	10,899,000	8,184,468
3.00%, 08/15/52	10,575,000	8,155,969

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/52	10,600,000	9,881,187
3.63%, 02/15/53	10,500,000	9,155,508
3.63%, 05/15/53	10,800,000	9,423,000
4.13%, 08/15/53	12,069,000	11,515,523
4.75%, 11/15/53	12,350,000	13,069,773
4.25%, 02/15/54	12,975,000	12,680,022
4.63%, 05/15/54	12,850,000	13,361,992
4.25%, 08/15/54	13,000,000	12,720,703
4.50%, 11/15/54	5,000,000	5,105,859
U.S. Treasury Notes
0.38%, 12/31/25	14,300,000	13,707,053
2.63%, 12/31/25	4,100,000	4,026,969
4.25%, 12/31/25	7,000,000	6,992,344
3.88%, 01/15/26	9,500,000	9,455,098
0.38%, 01/31/26	11,900,000	11,369,381
2.63%, 01/31/26	5,400,000	5,297,906
4.25%, 01/31/26	14,250,000	14,238,032
1.63%, 02/15/26	8,545,800	8,279,244
4.00%, 02/15/26	7,800,000	7,773,340
0.50%, 02/28/26	10,500,000	10,020,322
2.50%, 02/28/26	5,000,000	4,892,773
4.63%, 02/28/26	13,600,000	13,650,734
4.63%, 03/15/26	7,700,000	7,731,883
0.75%, 03/31/26	10,200,000	9,738,211
2.25%, 03/31/26	4,400,000	4,286,047
4.50%, 03/31/26	13,500,000	13,536,123
3.75%, 04/15/26	7,000,000	6,951,191
0.75%, 04/30/26	11,000,000	10,474,062
2.38%, 04/30/26	4,000,000	3,897,266
4.88%, 04/30/26	14,500,000	14,618,945
1.63%, 05/15/26	9,174,500	8,836,728
3.63%, 05/15/26	7,000,000	6,939,160
0.75%, 05/31/26	11,000,000	10,445,918
2.13%, 05/31/26	4,700,000	4,556,430
4.88%, 05/31/26	12,300,000	12,408,586
4.13%, 06/15/26	8,500,000	8,484,893
0.88%, 06/30/26	9,900,000	9,394,945
1.88%, 06/30/26	4,450,000	4,291,469
4.63%, 06/30/26	13,000,000	13,075,410
4.50%, 07/15/26	7,000,000	7,028,711
0.63%, 07/31/26	10,000,000	9,425,977
1.88%, 07/31/26	4,300,000	4,139,674
4.38%, 07/31/26	11,700,000	11,727,193
1.50%, 08/15/26	9,971,600	9,530,668
4.38%, 08/15/26	8,000,000	8,020,625
0.75%, 08/31/26	11,000,000	10,363,633
1.38%, 08/31/26	4,600,000	4,383,027
3.75%, 08/31/26	12,500,000	12,400,391
4.63%, 09/15/26	8,100,000	8,156,637
0.88%, 09/30/26	10,500,000	9,889,893
1.63%, 09/30/26	3,300,000	3,152,273
3.50%, 09/30/26	12,000,000	11,852,344
4.63%, 10/15/26	8,000,000	8,060,469
1.13%, 10/31/26	10,051,000	9,488,380
1.63%, 10/31/26	3,801,000	3,624,387
4.13%, 10/31/26	13,000,000	12,982,734
2.00%, 11/15/26	8,773,900	8,419,003
4.63%, 11/15/26	8,800,000	8,870,641
1.25%, 11/30/26	11,098,000	10,480,890
1.63%, 11/30/26	3,200,000	3,045,375
4.25%, 11/30/26	14,000,000	14,021,602
4.38%, 12/15/26	9,000,000	9,033,047
1.25%, 12/31/26	10,600,000	9,990,086
1.75%, 12/31/26	3,800,000	3,619,945
4.00%, 01/15/27	9,001,000	8,969,356
1.50%, 01/31/27	13,700,000	12,950,781
2.25%, 02/15/27	8,942,600	8,585,944
4.13%, 02/15/27	9,000,000	8,991,211
1.13%, 02/28/27	3,200,000	2,994,000
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 02/28/27	11,000,000	10,465,039
4.25%, 03/15/27	10,500,000	10,520,508
0.63%, 03/31/27	4,350,000	4,014,064
2.50%, 03/31/27	9,800,000	9,446,664
4.50%, 04/15/27	10,500,000	10,580,801
0.50%, 04/30/27	5,900,000	5,410,484
2.75%, 04/30/27	9,050,000	8,764,006
2.38%, 05/15/27	10,000,000	9,591,406
4.50%, 05/15/27	11,500,000	11,592,988
0.50%, 05/31/27	5,800,000	5,302,469
2.63%, 05/31/27	8,700,000	8,389,723
4.63%, 06/15/27	11,000,000	11,129,336
0.50%, 06/30/27	7,000,000	6,383,125
3.25%, 06/30/27	9,200,000	9,004,500
4.38%, 07/15/27	10,800,000	10,864,125
0.38%, 07/31/27	8,000,000	7,249,062
2.75%, 07/31/27	9,050,000	8,735,725
2.25%, 08/15/27	8,042,000	7,660,633
3.75%, 08/15/27	11,000,000	10,895,156
0.50%, 08/31/27	6,900,000	6,257,168
3.13%, 08/31/27	8,500,000	8,280,195
3.38%, 09/15/27	11,000,000	10,787,734
0.38%, 09/30/27	8,400,000	7,567,875
4.13%, 09/30/27	8,900,000	8,902,086
3.88%, 10/15/27	11,000,000	10,928,672
0.50%, 10/31/27	8,450,000	7,618,203
4.13%, 10/31/27	8,500,000	8,503,652
2.25%, 11/15/27	8,500,000	8,061,719
4.13%, 11/15/27	12,000,000	12,005,156
0.63%, 11/30/27	9,600,000	8,664,000
3.88%, 11/30/27	8,100,000	8,045,895
0.63%, 12/31/27	10,000,000	9,000,391
3.88%, 12/31/27	8,500,000	8,442,227
0.75%, 01/31/28	11,000,000	9,907,734
3.50%, 01/31/28	8,500,000	8,344,941
2.75%, 02/15/28	10,851,000	10,408,906
1.13%, 02/29/28	11,500,000	10,461,855
4.00%, 02/29/28	7,500,000	7,473,047
1.25%, 03/31/28	10,000,000	9,113,672
3.63%, 03/31/28	8,000,000	7,879,062
1.25%, 04/30/28	11,000,000	10,003,125
3.50%, 04/30/28	8,500,000	8,334,980
2.88%, 05/15/28	12,350,000	11,859,377
1.25%, 05/31/28	11,300,000	10,252,984
3.63%, 05/31/28	8,500,000	8,365,527
1.25%, 06/30/28	10,900,000	9,869,184
4.00%, 06/30/28	8,000,000	7,971,250
1.00%, 07/31/28	11,200,000	10,024,875
4.13%, 07/31/28	9,500,000	9,501,855
2.88%, 08/15/28	12,050,000	11,539,287
1.13%, 08/31/28	10,900,000	9,777,641
4.38%, 08/31/28	8,800,000	8,875,969
1.25%, 09/30/28	10,350,000	9,307,723
4.63%, 09/30/28	9,600,000	9,770,625
1.38%, 10/31/28	10,100,000	9,109,727
4.88%, 10/31/28	10,000,000	10,271,484
3.13%, 11/15/28	10,750,000	10,368,291
1.50%, 11/30/28	10,000,000	9,046,484
4.38%, 11/30/28	10,500,000	10,600,488
1.38%, 12/31/28	9,500,000	8,534,043
3.75%, 12/31/28	10,700,000	10,554,965
1.75%, 01/31/29	9,900,000	9,014,027
4.00%, 01/31/29	11,000,000	10,953,164
2.63%, 02/15/29	10,650,000	10,045,945
1.88%, 02/28/29	8,800,000	8,042,375
4.25%, 02/28/29	11,350,000	11,412,514
2.38%, 03/31/29	8,000,000	7,454,375
4.13%, 03/31/29	12,300,000	12,306,727
2.88%, 04/30/29	7,500,000	7,130,273

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 04/30/29	12,000,000	12,250,781
2.38%, 05/15/29	8,050,000	7,493,104
2.75%, 05/31/29	7,300,000	6,897,930
4.50%, 05/31/29	12,800,000	13,011,500
3.25%, 06/30/29	7,300,000	7,041,934
4.25%, 06/30/29	13,000,000	13,080,742
2.63%, 07/31/29	6,750,000	6,331,289
4.00%, 07/31/29	13,000,000	12,948,203
1.63%, 08/15/29	8,350,000	7,486,623
3.13%, 08/31/29	6,300,000	6,035,449
3.63%, 08/31/29	12,000,000	11,763,281
3.50%, 09/30/29	13,000,000	12,667,891
3.88%, 09/30/29	6,600,000	6,534,773
4.00%, 10/31/29	6,800,000	6,771,313
4.13%, 10/31/29	13,000,000	13,022,344
1.75%, 11/15/29	6,100,000	5,474,512
3.88%, 11/30/29	6,100,000	6,038,285
4.13%, 11/30/29	14,000,000	14,033,086
3.88%, 12/31/29	6,000,000	5,937,891
3.50%, 01/31/30	6,400,000	6,221,250
1.50%, 02/15/30	10,150,000	8,921,295
4.00%, 02/28/30	6,550,000	6,517,762
3.63%, 03/31/30	6,200,000	6,058,320
3.50%, 04/30/30	6,400,000	6,214,000
0.63%, 05/15/30	14,705,000	12,224,106
3.75%, 05/31/30	7,000,000	6,877,227
3.75%, 06/30/30	6,800,000	6,678,875
4.00%, 07/31/30	6,000,000	5,965,781
0.63%, 08/15/30	19,200,000	15,825,000
4.13%, 08/31/30	7,000,000	7,001,367
4.63%, 09/30/30	6,900,000	7,079,777
4.88%, 10/31/30	7,400,000	7,690,508
0.88%, 11/15/30	19,950,000	16,594,348
4.38%, 11/30/30	7,150,000	7,244,402
3.75%, 12/31/30	7,450,000	7,302,746
4.00%, 01/31/31	7,600,000	7,548,938
1.13%, 02/15/31	20,050,000	16,842,783
4.25%, 02/28/31	8,150,000	8,204,439
4.13%, 03/31/31	8,000,000	7,997,188
4.63%, 04/30/31	8,500,000	8,735,742
1.63%, 05/15/31	19,150,000	16,457,031
4.63%, 05/31/31	8,500,000	8,735,410
4.25%, 06/30/31	8,300,000	8,356,414
4.13%, 07/31/31	8,000,000	7,996,875
1.25%, 08/15/31	21,050,000	17,525,770
3.75%, 08/31/31	8,200,000	8,016,141
3.63%, 09/30/31	8,200,000	7,954,641
4.13%, 10/31/31	8,000,000	7,998,125
1.38%, 11/15/31	21,100,000	17,598,719
4.13%, 11/30/31	8,000,000	7,998,594
1.88%, 02/15/32	19,000,000	16,331,094
2.88%, 05/15/32	19,550,000	17,958,508
2.75%, 08/15/32	18,250,000	16,566,152
4.13%, 11/15/32	18,450,000	18,426,937
3.50%, 02/15/33	17,400,000	16,595,250
3.38%, 05/15/33	17,700,000	16,698,844
3.88%, 08/15/33	19,800,000	19,359,141
4.50%, 11/15/33	20,650,000	21,130,758
4.00%, 02/15/34	21,600,000	21,282,750
4.38%, 05/15/34	21,550,000	21,849,680
3.88%, 08/15/34	21,900,000	21,345,656
4.25%, 11/15/34	9,000,000	9,042,891
Total Treasuries (Cost $2,356,332,677)		2,320,205,122

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 4.3% OF NET ASSETS

Agency 1.3%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
4.63%, 11/03/25	500,000	500,120
4.13%, 01/20/26	200,000	199,188
0.50%, 02/02/26	500,000	477,480
5.00%, 10/23/26	200,000	202,462
4.75%, 05/21/27	500,000	505,970
4.13%, 01/18/29	300,000	299,100
		2,184,320
Canada 0.1%
Export Development Canada
4.38%, 06/29/26	300,000	300,156
3.00%, 05/25/27	550,000	534,413
3.88%, 02/14/28	750,000	742,695
4.13%, 02/13/29	500,000	499,315
4.75%, 06/05/34	500,000	517,585
		2,594,164
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26 (i)	1,000,000	958,820
5.00%, 03/16/26 (i)	500,000	504,125
4.63%, 08/07/26 (i)	875,000	880,005
1.00%, 10/01/26 (i)	650,000	613,164
4.38%, 03/01/27 (i)	1,000,000	1,003,760
3.00%, 05/20/27 (i)	950,000	923,770
3.50%, 08/27/27 (i)	300,000	294,573
3.75%, 02/15/28 (i)	400,000	394,816
2.88%, 04/03/28 (i)	750,000	719,737
3.88%, 06/15/28 (i)	1,000,000	989,750
4.00%, 03/15/29 (i)	1,000,000	993,840
1.75%, 09/14/29 (i)	400,000	358,964
0.75%, 09/30/30 (i)	400,000	330,096
4.75%, 10/29/30 (i)	400,000	411,792
4.13%, 07/15/33 (i)	1,000,000	990,880
4.38%, 02/28/34 (i)	500,000	504,360
0.00%, 04/18/36 (i)(j)	300,000	182,412
0.00%, 06/29/37 (i)(j)	450,000	258,975
Landwirtschaftliche Rentenbank
0.88%, 03/30/26 (i)	250,000	238,638
1.75%, 07/27/26 (i)	250,000	239,758
3.88%, 09/28/27 (i)	250,000	247,890
2.50%, 11/15/27 (i)	250,000	238,338
0.88%, 09/03/30 (i)	500,000	415,335
		12,693,798
Japan 0.1%
Japan Bank for International Cooperation
2.75%, 01/21/26	200,000	195,946
4.25%, 01/26/26	250,000	249,060
2.38%, 04/20/26	500,000	485,660
4.25%, 04/27/26	750,000	747,195
1.88%, 07/21/26	400,000	383,848
2.25%, 11/04/26	300,000	287,952
1.63%, 01/20/27	200,000	188,792
2.88%, 06/01/27	200,000	192,818
2.88%, 07/21/27	200,000	192,444
2.75%, 11/16/27	450,000	429,939
3.25%, 07/20/28	200,000	192,602

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 10/31/28	200,000	193,894
2.13%, 02/16/29	250,000	228,657
2.00%, 10/17/29	200,000	179,454
1.25%, 01/21/31	250,000	208,075
1.88%, 04/15/31	700,000	602,301
4.63%, 04/17/34	200,000	202,764
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	191,526
2.75%, 04/27/27	200,000	192,192
4.75%, 05/21/29	200,000	202,894
1.00%, 07/22/30	380,000	315,058
1.75%, 04/28/31	200,000	169,856
		6,232,927
Norway 0.1%
Equinor ASA
1.75%, 01/22/26 (a)	200,000	193,982
3.00%, 04/06/27 (a)	200,000	194,274
7.25%, 09/23/27	200,000	215,230
3.63%, 09/10/28 (a)	300,000	292,539
3.13%, 04/06/30 (a)	250,000	233,435
2.38%, 05/22/30 (a)	300,000	269,670
3.63%, 04/06/40 (a)	100,000	84,068
5.10%, 08/17/40	114,000	114,122
4.25%, 11/23/41	100,000	89,956
3.95%, 05/15/43	150,000	129,174
4.80%, 11/08/43	100,000	96,853
3.25%, 11/18/49 (a)	300,000	219,033
3.70%, 04/06/50 (a)	250,000	197,975
		2,330,311
Republic of Korea 0.1%
Export-Import Bank of Korea
3.25%, 11/10/25	750,000	739,965
1.13%, 12/29/26	200,000	186,684
4.63%, 01/11/27	200,000	200,686
1.63%, 01/18/27	250,000	235,920
4.25%, 09/15/27	200,000	199,308
5.00%, 01/11/28	400,000	406,068
4.00%, 09/11/29	200,000	196,058
1.25%, 09/21/30	500,000	417,380
2.13%, 01/18/32	250,000	211,960
5.13%, 01/11/33	200,000	205,828
4.63%, 01/11/34 (c)	200,000	199,068
2.50%, 06/29/41	200,000	146,420
Korea Development Bank
3.00%, 01/13/26	200,000	196,748
0.80%, 04/27/26	200,000	189,890
1.00%, 09/09/26	200,000	188,180
4.63%, 02/15/27	350,000	351,859
4.38%, 02/15/28	500,000	498,380
4.50%, 02/15/29	500,000	500,855
2.00%, 10/25/31	250,000	210,965
4.25%, 09/08/32	250,000	242,985
4.38%, 02/15/33	200,000	195,750
		5,920,957
Sweden 0.1%
Svensk Exportkredit AB
4.63%, 11/28/25	350,000	350,224
4.38%, 02/13/26	1,000,000	998,400
2.25%, 03/22/27	250,000	238,838
4.13%, 06/14/28	200,000	199,066
4.88%, 10/04/30	500,000	513,515
		2,300,043
		34,256,520
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 0.6%
Federal Farm Credit Banks Funding Corp.
3.50%, 10/02/26	1,000,000	987,690
4.50%, 03/26/27	1,000,000	1,006,080
4.00%, 01/06/28	500,000	497,810
4.13%, 03/20/29	1,000,000	998,760
Federal Home Loan Banks
0.88%, 06/12/26	500,000	475,175
4.38%, 06/12/26	1,000,000	1,001,350
4.75%, 06/12/26	1,000,000	1,007,060
4.00%, 10/09/26	3,000,000	2,991,300
4.63%, 11/17/26	2,500,000	2,521,500
4.00%, 06/30/28	3,500,000	3,489,920
3.25%, 11/16/28	2,850,000	2,768,006
4.75%, 12/08/28	1,500,000	1,535,085
4.75%, 03/10/34	1,500,000	1,537,815
5.50%, 07/15/36	330,000	361,881
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	200,000	227,964
6.25%, 07/15/32	1,100,000	1,245,882
Federal National Mortgage Association
2.13%, 04/24/26	1,000,000	973,090
1.88%, 09/24/26	1,500,000	1,440,990
0.75%, 10/08/27	1,750,000	1,595,475
6.03%, 10/08/27	164,000	172,110
7.25%, 05/15/30	1,000,000	1,150,480
0.88%, 08/05/30	2,000,000	1,672,240
6.63%, 11/15/30	2,180,000	2,458,800
5.63%, 07/15/37	500,000	555,315
Private Export Funding Corp.
1.40%, 07/15/28	100,000	90,285
Tennessee Valley Authority
4.65%, 06/15/35	655,000	665,650
4.63%, 09/15/60	150,000	142,974
		33,570,687
		67,827,207

Local Authority 0.7%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.50%, 12/01/29	100,000	115,794
Province of Alberta
3.30%, 03/15/28	200,000	193,866
4.50%, 06/26/29	250,000	252,025
1.30%, 07/22/30	450,000	381,204
4.50%, 01/24/34	200,000	199,104
Province of British Columbia
6.50%, 01/15/26	200,000	204,078
2.25%, 06/02/26	150,000	145,392
0.90%, 07/20/26	300,000	283,782
4.80%, 11/15/28	400,000	407,048
4.90%, 04/24/29	400,000	409,420
1.30%, 01/29/31	500,000	417,535
4.20%, 07/06/33	450,000	439,866
4.75%, 06/12/34	350,000	354,991
Province of Manitoba
2.13%, 06/22/26	230,000	221,968
1.50%, 10/25/28	150,000	135,065
4.90%, 05/31/34	150,000	153,780
Province of New Brunswick
3.63%, 02/24/28	150,000	146,123

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Ontario
0.63%, 01/21/26	500,000	478,805
1.05%, 04/14/26	500,000	477,815
2.50%, 04/27/26	200,000	194,798
2.30%, 06/15/26	300,000	290,769
3.10%, 05/19/27	400,000	388,964
1.05%, 05/21/27	450,000	416,142
4.20%, 01/18/29	500,000	498,205
2.00%, 10/02/29	400,000	360,264
1.13%, 10/07/30	500,000	417,195
1.60%, 02/25/31	250,000	212,298
1.80%, 10/14/31	500,000	422,965
2.13%, 01/21/32	200,000	172,062
5.05%, 04/24/34	250,000	259,308
Province of Quebec
2.50%, 04/20/26	450,000	438,349
2.75%, 04/12/27	200,000	193,112
3.63%, 04/13/28	600,000	587,382
4.50%, 04/03/29	650,000	654,816
7.50%, 09/15/29	421,000	477,599
1.35%, 05/28/30	250,000	213,465
1.90%, 04/21/31	250,000	215,490
4.50%, 09/08/33	200,000	199,892
4.25%, 09/05/34	400,000	390,288
Province of Saskatchewan
3.25%, 06/08/27	200,000	194,568
		12,615,592
U.S. 0.5%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	330,976
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	444,350
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	275,820
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	195,691
Broward Cnty Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	100,000	84,383
California
5.13%, 09/01/29	100,000	103,588
6.00%, 03/01/33	100,000	109,634
5.13%, 03/01/38 (a)	100,000	101,152
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,057,153
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	550,000	673,060
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	588,566
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	238,682
California Earthquake Authority
RB Series A
5.60%, 07/01/27	100,000	100,765
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	42,774
RB Series B
5.18%, 11/01/53 (a)	50,000	50,173
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series E
2.90%, 11/01/51 (a)	100,000	74,004
TXBL-REF-SER B
2.98%, 11/01/51 (a)	200,000	143,764
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	109,978
Series C
4.47%, 01/01/49	150,000	137,689
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	708,318	797,942
City of Atlanta GA Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	102,787
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	106,544
City of New York
6.27%, 12/01/37	200,000	217,051
GO Bonds Series D-1
5.09%, 10/01/49	75,000	75,150
GO Bonds Series D-1
5.11%, 10/01/54	75,000	75,979
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	202,983
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	187,626
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	102,803
Series H
2.90%, 09/01/49	100,000	72,908
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	102,876
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	266,076
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	174,117
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	75,000	69,742
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	150,490
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	102,506
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	182,826
RB Series A
4.09%, 11/01/51	100,000	85,863
Series A
2.99%, 11/01/38	100,000	85,042

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series C
3.09%, 11/01/40 (a)	250,000	198,465
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	93,073
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	349,951
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	82,217
Golden State Tobacco Securitization Corp.
3.71%, 06/01/41 (a)	100,000	80,646
4.21%, 06/01/50 (a)	100,000	78,332
RB Series A
3.12%, 06/01/38 (a)	100,000	82,594
RB Series B
2.75%, 06/01/34 (a)	100,000	85,944
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	101,182
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	113,674
Illinois
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	93,077	98,437
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,446,588	1,453,409
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	100,000	106,651
Indiana Finance Auth
3.05%, 01/01/51	75,000	57,076
JobsOhio Beverage System
2.83%, 01/01/38	50,000	41,043
RB (Build America Bonds) Series B
3.99%, 01/01/29	415,000	410,777
Series B
4.53%, 01/01/35	300,000	297,900
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	100,000	98,324
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	100,000	120,558
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	227,434
Louisiana Local Government Environmental Facilities & Community Development Authority
5.05%, 12/01/34 (a)	250,000	254,835
RB Series A
4.15%, 02/01/33 (a)	250,000	244,800
RB Series A
4.48%, 08/01/39 (a)	100,000	95,134
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	200,000	193,306
Maryland Economic Development Corp
5.94%, 05/31/57 (a)	75,000	78,300
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	116,427
RB Series D
3.20%, 07/01/50	150,000	108,740
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	443,094
RB Series C
2.95%, 05/15/43 (a)	200,000	153,407
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	128,694
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	175,000	211,583
RB (Build America Bonds) Series E
6.81%, 11/15/40	330,000	367,948
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	168,228
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	140,000	158,000
RB (Build America Bonds) Series A
6.64%, 04/01/57	140,000	157,538
RB Series B
7.06%, 04/01/57	291,000	336,862
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	266,033
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	421,702
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	409,567
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	129,954
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	267,869
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	105,461
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	100,000	104,357
New York City Transitional Finance Auth
Remove description
5.51%, 08/01/37	100,000	102,587
New York City Transitional Finance Authority Future Tax Secured Revenue
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	206,345
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	51,315
RB Series 2009F
5.63%, 03/15/39	100,000	103,240

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	90,000	92,442
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	174,036
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	290,793
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	338,820	346,333
Oregon School Boards Association
Series B
5.55%, 06/30/28	195,522	199,174
Pennsylvania State University
2.84%, 09/01/50	150,000	106,172
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	161,914
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	106,452
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	196,021
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	403,561
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	99,255
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	162,185
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	67,897
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	84,763
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	112,525
RB Series N
3.26%, 05/15/60 (a)	100,000	68,182
RB Series N
3.71%, 05/15/20 (a)	75,000	51,254
RB Series Q
4.56%, 05/15/53	100,000	91,837
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	53,817
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	73,178
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	12,959
RB Series B
3.82%, 01/01/48	150,000	124,090
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	109,464
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	92,002
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Board of Administration Finance Corp.
RB Series A
5.53%, 07/01/34 (a)	200,000	206,764
Series A
1.71%, 07/01/27	400,000	370,682
Series A
2.15%, 07/01/30	600,000	522,735
State of California
2.38%, 10/01/26	175,000	169,004
7.63%, 03/01/40	300,000	366,920
GO Bonds
7.60%, 11/01/40	300,000	373,826
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	78,571	85,713
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	601,080
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35 (a)	278,072	282,994
5.17%, 04/01/41 (a)	200,000	205,254
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	126,009
University of California
RB Series 2015AQ
4.77%, 05/15/15	150,000	134,739
RB Series 2019BD
3.35%, 07/01/29	100,000	96,164
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	181,378
RB Series AD
4.86%, 05/15/12	100,000	91,118
RB Series BG
1.61%, 05/15/30 (a)	250,000	216,356
University of Michigan
4.45%, 04/01/22 (a)	250,000	213,131
RB Series A
4.17%, 08/15/22 (a)	75,000	59,309
RB Series C
3.60%, 04/01/47	200,000	172,440
Series B
2.44%, 04/01/40 (a)	250,000	187,311
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	68,039
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	246,484
Series C
4.18%, 09/01/17 (a)	100,000	80,938
Wisconsin
3.15%, 05/01/27	100,000	97,335
		26,022,555
		38,638,147

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
0.75%, 05/19/26	250,000	237,635
3.75%, 04/26/28	800,000	790,032
4.63%, 04/30/29	750,000	765,023
		1,792,690
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	200,000	196,462
2.75%, 01/31/27 (a)	250,000	239,865
3.24%, 02/06/28 (a)	250,000	239,272
4.85%, 01/22/29 (a)	300,000	301,056
2.45%, 01/31/31 (a)	300,000	262,656
2.55%, 01/27/32 (a)	200,000	172,564
2.55%, 07/27/33 (a)	500,000	416,280
3.50%, 01/31/34 (a)	250,000	222,988
4.95%, 01/05/36 (a)	400,843	393,772
3.10%, 05/07/41 (a)	550,000	413,831
4.34%, 03/07/42 (a)	250,000	220,805
3.63%, 10/30/42	150,000	119,820
3.86%, 06/21/47	200,000	159,012
3.50%, 01/25/50 (a)	500,000	369,390
4.00%, 01/31/52 (a)	200,000	159,418
5.33%, 01/05/54 (a)	300,000	293,373
3.10%, 01/22/61 (a)	250,000	159,673
3.25%, 09/21/71 (a)	200,000	128,238
		4,468,475
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	300,000	340,761
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	200,000	192,526
4.55%, 01/11/28 (a)	300,000	298,257
4.10%, 04/24/28	250,000	244,775
4.75%, 02/11/29	200,000	199,704
4.40%, 03/10/29 (a)	200,000	197,210
3.40%, 09/18/29	250,000	235,522
2.85%, 02/14/30	400,000	363,164
3.85%, 10/15/30	300,000	284,229
2.15%, 07/28/31 (a)	200,000	167,924
4.65%, 09/20/32 (a)	250,000	243,967
4.85%, 01/11/33 (a)	200,000	197,776
4.35%, 01/11/48	400,000	351,176
5.35%, 02/11/49	200,000	202,474
3.70%, 10/30/49	300,000	234,246
3.50%, 02/14/50 (c)	200,000	150,920
4.20%, 10/15/50	250,000	212,063
3.05%, 03/12/51	400,000	274,884
5.65%, 01/11/53 (a)	200,000	206,912
5.10%, 02/10/54 (a)	200,000	192,644
5.15%, 09/10/54 (a)	200,000	193,584
3.20%, 09/23/61 (a)	200,000	131,554
4.45%, 04/15/70	200,000	168,242
3.35%, 03/12/71	200,000	132,486
		5,076,239
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	200,000	195,406
3.25%, 01/17/28	200,000	191,036
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 03/12/29	300,000	303,825
2.75%, 07/03/30	350,000	307,853
4.50%, 01/17/33	350,000	329,360
5.50%, 03/12/34	500,000	500,945
4.50%, 01/30/43	300,000	256,614
4.13%, 01/17/48	200,000	156,446
3.88%, 07/03/50	300,000	220,977
5.75%, 03/12/54	500,000	480,505
4.50%, 04/03/20	200,000	147,322
State of Israel
2.50%, 01/15/30	200,000	175,752
3.38%, 01/15/50	350,000	237,164
		3,503,205
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	600,000	575,634
2.88%, 10/17/29	475,000	434,273
5.38%, 06/15/33	250,000	251,298
4.00%, 10/17/49	350,000	264,768
3.88%, 05/06/51	500,000	357,590
		1,883,563
Mexico 0.2%
Mexico Government International Bonds
4.13%, 01/21/26	288,000	285,814
4.15%, 03/28/27	500,000	492,065
3.75%, 01/11/28	800,000	769,152
4.50%, 04/22/29	600,000	580,692
5.00%, 05/07/29 (a)	200,000	196,488
3.25%, 04/16/30 (a)	500,000	445,865
2.66%, 05/24/31 (a)	400,000	333,780
8.30%, 08/15/31	150,000	177,426
4.75%, 04/27/32 (a)	700,000	654,367
4.88%, 05/19/33 (a)	400,000	370,332
3.50%, 02/12/34 (a)	200,000	164,628
6.75%, 09/27/34	362,000	379,376
6.35%, 02/09/35 (a)	400,000	404,200
6.00%, 05/07/36 (a)	750,000	733,357
6.05%, 01/11/40	700,000	676,473
4.28%, 08/14/41 (a)	400,000	310,248
4.75%, 03/08/44	750,000	601,597
5.55%, 01/21/45	550,000	499,114
4.60%, 01/23/46	450,000	345,101
4.35%, 01/15/47	300,000	223,578
4.60%, 02/10/48	400,000	305,028
4.50%, 01/31/50 (a)	475,000	356,074
5.00%, 04/27/51 (a)	450,000	359,087
4.40%, 02/12/52 (a)	250,000	180,073
6.34%, 05/04/53 (a)	600,000	562,134
6.40%, 05/07/54 (a)	500,000	472,705
3.77%, 05/24/61 (a)	600,000	368,550
5.75%, 10/12/10	420,000	340,935
		11,588,239
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	272,215
3.88%, 03/17/28 (a)	200,000	188,376
9.38%, 04/01/29	100,000	113,160
3.16%, 01/23/30 (a)	200,000	173,182
7.50%, 03/01/31 (a)	200,000	211,428
2.25%, 09/29/32 (a)	800,000	592,160
3.30%, 01/19/33 (a)	200,000	159,740
6.40%, 02/14/35 (a)	450,000	433,989
6.70%, 01/26/36	131,000	129,610
6.88%, 01/31/36 (a)	200,000	199,548

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.00%, 03/01/38 (a)	200,000	212,412
4.50%, 05/15/47	250,000	174,995
4.50%, 04/16/50 (a)	400,000	270,508
4.30%, 04/29/53	400,000	258,980
6.85%, 03/28/54 (a)	200,000	184,946
4.50%, 04/01/56 (a)	550,000	360,762
7.88%, 03/01/57 (a)	200,000	209,296
3.87%, 07/23/60 (a)	650,000	375,979
4.50%, 01/19/63 (a)	250,000	162,250
		4,683,536
Peru 0.1%
Peru Government International Bonds
2.39%, 01/23/26 (a)	200,000	194,130
4.13%, 08/25/27	250,000	244,950
2.84%, 06/20/30	150,000	133,823
2.78%, 01/23/31 (a)	400,000	348,796
1.86%, 12/01/32 (a)	300,000	233,550
8.75%, 11/21/33	450,000	550,269
3.00%, 01/15/34 (a)	400,000	332,644
6.55%, 03/14/37	300,000	325,323
3.30%, 03/11/41 (a)	250,000	190,308
5.63%, 11/18/50	395,000	388,881
3.55%, 03/10/51 (a)	350,000	251,716
5.88%, 08/08/54 (a)	400,000	402,288
2.78%, 12/01/60 (a)	250,000	144,500
3.60%, 01/15/72 (a)	200,000	131,160
3.23%, 07/28/21 (a)	200,000	114,628
		3,986,966
Philippines 0.1%
Philippines Government International Bonds
5.50%, 03/30/26	200,000	202,126
3.23%, 03/29/27	200,000	193,614
3.00%, 02/01/28	400,000	379,304
3.75%, 01/14/29	200,000	192,198
9.50%, 02/02/30	250,000	303,028
2.46%, 05/05/30	200,000	177,596
7.75%, 01/14/31	350,000	403,497
1.95%, 01/06/32	200,000	164,602
6.38%, 01/15/32	300,000	325,401
3.56%, 09/29/32	200,000	181,564
5.61%, 04/13/33	200,000	208,252
5.25%, 05/14/34	200,000	203,044
6.38%, 10/23/34	600,000	662,088
4.75%, 03/05/35	200,000	195,596
5.00%, 01/13/37	200,000	198,764
3.95%, 01/20/40	600,000	520,170
3.70%, 03/01/41	550,000	456,582
3.70%, 02/02/42	400,000	328,972
2.95%, 05/05/45	200,000	141,400
2.65%, 12/10/45	200,000	133,504
3.20%, 07/06/46	500,000	365,340
4.20%, 03/29/47	200,000	170,578
5.50%, 01/17/48	200,000	204,782
5.60%, 05/14/49	200,000	206,724
5.18%, 09/05/49	200,000	196,024
		6,714,750
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	1,000,000	983,450
5.50%, 11/16/27 (a)	200,000	205,088
4.63%, 03/18/29 (a)	250,000	249,122
5.75%, 11/16/32 (a)	300,000	312,831
4.88%, 10/04/33 (a)	400,000	394,356
5.13%, 09/18/34 (a)	500,000	497,130
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 04/04/53 (a)	350,000	340,214
5.50%, 03/18/54 (a)	700,000	680,239
		3,662,430
Republic of Korea 0.0%
Korea International Bonds
5.63%, 11/03/25	232,000	234,049
2.75%, 01/19/27	250,000	242,390
3.50%, 09/20/28	200,000	194,608
2.50%, 06/19/29	200,000	185,984
1.75%, 10/15/31	200,000	169,654
4.13%, 06/10/44	200,000	183,270
		1,209,955
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	191,034
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	298,491
4.38%, 01/23/31 (a)	350,000	342,699
5.75%, 10/28/34 (a)	400,000	419,616
7.63%, 03/21/36	250,000	301,160
4.13%, 11/20/45	150,000	131,661
5.10%, 06/18/50	750,000	721,635
4.98%, 04/20/55	400,000	371,776
		2,778,072
		51,688,881

Supranational* 1.3%
African Development Bank
0.88%, 03/23/26	250,000	238,943
0.88%, 07/22/26	500,000	473,170
4.63%, 01/04/27	350,000	352,849
4.13%, 02/25/27	500,000	499,025
4.38%, 11/03/27	500,000	502,535
4.38%, 03/14/28	250,000	251,358
3.50%, 09/18/29	400,000	388,552
5.75%, 05/07/34 (a)(b)(k)	200,000	194,192
Asian Development Bank
4.25%, 01/09/26	1,000,000	998,820
0.50%, 02/04/26	750,000	717,435
1.00%, 04/14/26	1,000,000	956,340
2.00%, 04/24/26	500,000	484,440
4.88%, 05/21/26	400,000	403,284
1.75%, 08/14/26	400,000	383,640
2.63%, 01/12/27	500,000	484,230
4.13%, 01/12/27	500,000	499,200
1.50%, 01/20/27	500,000	472,745
3.13%, 08/20/27	500,000	486,510
2.50%, 11/02/27	500,000	477,060
2.75%, 01/19/28	500,000	479,130
3.75%, 04/25/28	500,000	493,175
5.82%, 06/16/28	250,000	262,423
4.50%, 08/25/28	500,000	505,265
4.38%, 03/06/29	600,000	605,214
1.88%, 03/15/29	300,000	273,489
3.63%, 08/28/29	600,000	586,158
1.75%, 09/19/29	250,000	224,078
1.88%, 01/24/30	400,000	357,748
0.75%, 10/08/30	750,000	617,497
1.50%, 03/04/31	500,000	426,290
3.88%, 09/28/32	650,000	634,348
4.00%, 01/12/33	350,000	343,816
3.88%, 06/14/33	350,000	340,323
4.13%, 01/12/34	350,000	346,000

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Asian Infrastructure Investment Bank
0.50%, 01/27/26	1,750,000	1,674,032
3.75%, 09/14/27	300,000	296,460
4.13%, 01/18/29	500,000	499,705
Corp. Andina de Fomento
2.25%, 02/08/27	400,000	380,780
6.00%, 04/26/27	300,000	309,912
5.00%, 01/24/29	500,000	507,850
Council of Europe Development Bank
3.75%, 05/25/26	200,000	198,320
0.88%, 09/22/26	400,000	376,680
4.63%, 06/11/27	350,000	353,752
4.13%, 01/24/29	250,000	249,463
European Bank for Reconstruction & Development
0.50%, 11/25/25	500,000	480,925
0.50%, 01/28/26	500,000	477,795
4.38%, 03/09/28	500,000	502,795
4.13%, 01/25/29	500,000	499,080
4.25%, 03/13/34	250,000	248,945
European Investment Bank
0.38%, 12/15/25	1,000,000	959,520
0.38%, 03/26/26	500,000	475,110
2.13%, 04/13/26	500,000	485,730
0.75%, 10/26/26	500,000	468,500
1.38%, 03/15/27	750,000	704,662
4.38%, 03/19/27	700,000	702,954
2.38%, 05/24/27	450,000	431,258
3.25%, 11/15/27	500,000	487,460
3.88%, 03/15/28	1,050,000	1,040,424
4.50%, 10/16/28	750,000	758,482
4.00%, 02/15/29	750,000	745,477
1.75%, 03/15/29	500,000	453,290
4.75%, 06/15/29	1,100,000	1,126,774
1.63%, 10/09/29	350,000	311,672
3.75%, 11/15/29	800,000	785,032
0.88%, 05/17/30	170,000	142,905
3.63%, 07/15/30	800,000	778,080
0.75%, 09/23/30	500,000	412,795
1.25%, 02/14/31	500,000	420,790
1.63%, 05/13/31	250,000	214,208
4.38%, 10/10/31	750,000	756,937
3.75%, 02/14/33	500,000	483,945
4.13%, 02/13/34	750,000	740,797
4.88%, 02/15/36	800,000	838,008
Inter-American Development Bank
0.88%, 04/20/26	250,000	238,570
4.50%, 05/15/26	700,000	701,848
2.00%, 06/02/26	524,000	506,540
2.00%, 07/23/26	300,000	289,239
1.50%, 01/13/27	500,000	472,855
4.38%, 02/01/27	250,000	250,815
2.38%, 07/07/27	350,000	334,418
0.63%, 09/16/27	1,000,000	907,360
1.13%, 07/20/28	500,000	448,970
3.13%, 09/18/28	650,000	626,164
4.13%, 02/15/29	750,000	749,415
2.25%, 06/18/29	700,000	645,463
3.50%, 09/14/29	500,000	485,895
1.13%, 01/13/31	750,000	626,460
3.63%, 09/17/31	400,000	386,072
3.50%, 04/12/33	500,000	473,220
4.50%, 09/13/33	350,000	355,555
4.38%, 07/17/34	400,000	402,152
4.38%, 01/24/44	300,000	288,507
Inter-American Investment Corp.
4.75%, 09/19/28	200,000	203,216
4.25%, 02/14/29	150,000	150,033
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Bank for Reconstruction & Development
4.75%, 04/10/26	750,000	754,080
0.88%, 07/15/26	550,000	521,158
4.00%, 08/27/26	500,000	498,000
1.88%, 10/27/26	200,000	191,406
3.13%, 06/15/27	500,000	487,495
2.50%, 11/22/27	350,000	333,795
0.75%, 11/24/27	1,000,000	905,050
1.38%, 04/20/28	1,000,000	912,310
3.50%, 07/12/28	1,000,000	977,450
4.63%, 08/01/28	800,000	811,904
1.13%, 09/13/28	1,000,000	893,930
3.63%, 09/21/29	700,000	683,956
3.88%, 10/16/29	1,000,000	987,150
1.75%, 10/23/29	450,000	402,696
3.88%, 02/14/30	1,000,000	986,130
0.88%, 05/14/30	700,000	588,336
4.00%, 07/25/30	750,000	743,122
0.75%, 08/26/30	750,000	619,552
4.00%, 01/10/31	800,000	791,040
1.25%, 02/10/31	750,000	630,382
4.50%, 04/10/31	750,000	761,797
1.63%, 11/03/31	1,000,000	845,780
2.50%, 03/29/32	750,000	669,420
4.75%, 11/14/33	550,000	569,222
3.88%, 08/28/34	500,000	483,625
4.75%, 02/15/35	80,000	82,670
International Finance Corp.
2.13%, 04/07/26	200,000	194,268
0.75%, 10/08/26	300,000	281,436
4.38%, 01/15/27	250,000	250,740
4.50%, 07/13/28	500,000	505,645
0.75%, 08/27/30	400,000	330,772
Nordic Investment Bank
0.50%, 01/21/26	600,000	573,906
4.38%, 03/14/28	250,000	251,213
4.25%, 02/28/29	250,000	250,695
		66,853,484
Total Government Related (Cost $241,637,125)		225,007,719

SECURITIZED 27.0% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	960,289
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	76,411	74,227
4.26%, 06/01/38	100,000	95,950
4.45%, 12/01/49	200,000	183,048
4.67%, 12/01/53	200,000	188,082
		541,307
Utilities 0.0%
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/54	175,000	176,720
		1,678,316

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Security 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	144,280
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,118,947
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	950,000	912,747
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	543,731
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	264,464
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A3
2.90%, 07/15/49 (a)	141,063	138,021
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	436,909
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)(l)	1,000,000	1,073,477
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62 (a)	5,090,000	4,853,425
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	645,647
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,202,391
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	573,906
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	901,263
BMO Mortgage Trust
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	4,500,000	4,750,491
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	229,852
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	402,000	397,095
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	430,000	420,937
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,139,462
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	100,000	97,940
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,483,709
COMM Mortgage Trust
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	1,148,000	1,137,202
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	330,000	326,007
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	602,000	594,060
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	300,000	295,913
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,255,609
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(l)	2,000,000	1,945,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.45%, 04/25/32 (a)	1,200,000	1,045,878
Series K052, Class A2
3.15%, 11/25/25 (a)	100,000	98,656
Series K054, Class A2
2.75%, 01/25/26 (a)	10,000	9,802
Series K058, Class A2
2.65%, 08/25/26 (a)	600,000	581,421
Series K061, Class A2
3.35%, 11/25/26 (a)(l)	2,442,676	2,392,157
Series K062, Class A2
3.41%, 12/25/26 (a)	300,000	293,838
Series K064, Class A2
3.22%, 03/25/27 (a)	750,000	730,866
Series K066, Class A2
3.12%, 06/25/27 (a)	1,200,000	1,162,306
Series K070, Class A2
3.30%, 11/25/27 (a)(l)	500,000	484,448
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,935,700
Series K072, Class A2
3.44%, 12/25/27 (a)	900,000	874,324
Series K074, Class A1
3.60%, 09/25/27 (a)	28,083	27,846
Series K074, Class A2
3.60%, 01/25/28 (a)	3,500,000	3,413,291
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,159,512
Series K083, Class A2
4.05%, 09/25/28 (a)(l)	250,000	246,503
Series K085, Class A2
4.06%, 10/25/28 (a)(l)	700,000	689,402
Series K087, Class A2
3.77%, 12/25/28 (a)	100,000	97,609
Series K088, Class A2
3.69%, 01/25/29 (a)	975,000	947,720
Series K089, Class A2
3.56%, 01/25/29 (a)	1,500,000	1,450,722
Series K099, Class A2
2.60%, 09/25/29 (a)	2,210,000	2,037,467
Series K112, Class A2
1.31%, 05/25/30 (a)	1,910,000	1,623,720
Series K130, Class A2
1.72%, 06/25/31 (a)	2,000,000	1,693,810
Series K146, Class A2
2.92%, 06/25/32 (a)	2,500,000	2,246,791
Series K149, Class A2
3.53%, 08/25/32 (a)	1,000,000	935,382
Series K150, Class A2
3.71%, 09/25/32 (a)	700,000	662,218
Series K-1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,294,110
Series K153, Class A2
3.82%, 12/25/32 (a)(l)	1,200,000	1,141,973
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	669,240
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	350,723
Series K157, Class A2
4.20%, 05/25/33 (a)	800,000	780,067
Series K159, Class A2
4.50%, 07/25/33 (a)	2,700,000	2,686,640
Series K733, Class A2
3.75%, 08/25/25 (a)(l)	1,299,630	1,289,195
Series K735, Class A2
2.86%, 05/25/26 (a)	801,389	782,966
Series KS03, Class A4
3.16%, 05/25/25 (a)(l)	118,556	118,035

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal National Mortgage Association-ACES
Series 2015-M13, Class A2
2.79%, 06/25/25 (a)(l)	131,756	130,374
Series 2016-M11, Class A2
2.37%, 07/25/26 (a)(l)	718,602	694,915
GS Mortgage Securities Trust
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,722,034
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(l)	2,034,000	1,974,646
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class A5
3.60%, 11/15/48 (a)	1,000,000	981,228
Series 2015-C33, Class A3
3.50%, 12/15/48 (a)	454,084	449,533
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	2,550,000	2,520,368
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,360,827
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	272,000	263,775
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	1,300,000	1,272,198
Morgan Stanley Capital I Trust
Series 2015-A4, Class A4
3.78%, 05/15/48 (a)	50,000	49,541
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	394,773
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	240,485
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	860,123
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	192,374
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,200,000	1,153,535
Wells Fargo Commercial Mortgage Trust
Series 2013-C33, Class A3
3.16%, 03/15/59 (a)	106,266	104,248
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	216,984	215,378
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	200,000	198,149
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	1,200,000	1,180,213
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	589,632	581,592
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	1,330,400	1,307,701
Series 2016-NXS6, Class ASB
2.83%, 11/15/49 (a)	72,466	71,726
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	982,892
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	287,802
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,344,244
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	924,789
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	482,166	470,340
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	640,884
Series 2019-C51, Class A4
3.31%, 06/15/52 (a)	1,800,000	1,658,020
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	460,472
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,757,980
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,404,633
		101,688,805

Mortgage-Backed Securities Pass-Through 25.1%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	293,802	250,255
1.50%, 08/01/35 to 08/01/51 (a)	41,339,794	33,436,591
2.00%, 01/01/28 to 03/01/52 (a)	153,971,931	126,307,561
2.50%, 04/01/27 to 05/01/52 (a)	77,741,425	66,216,133
3.00%, 08/01/26 to 06/01/53 (a)	48,404,851	43,289,706
3.50%, 01/01/26 to 02/01/53 (a)	24,987,290	23,130,174
4.00%, 05/01/26 to 10/01/52 (a)	15,430,695	14,709,237
4.50%, 05/01/34 to 09/01/52 (a)	10,219,529	10,019,879
5.00%, 11/01/33 to 11/01/53 (a)	13,048,377	12,961,641
5.50%, 06/01/33 to 11/01/54 (a)	36,129,893	36,275,363
6.00%, 05/01/32 to 09/01/54 (a)	21,210,467	21,636,233
6.50%, 02/01/36 to 08/01/54 (a)	14,044,379	14,446,893
7.00%, 12/01/53 to 01/01/54 (a)	3,359,381	3,478,381
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	686,731	588,163
1.50%, 08/01/35 to 04/01/51 (a)	26,498,670	22,102,379
2.00%, 12/01/27 to 04/01/52 (a)	163,072,644	134,828,763
2.50%, 07/01/27 to 05/01/52 (a)	136,464,904	116,708,373
3.00%, 10/01/26 to 05/01/52 (a)	75,423,070	67,731,189
3.50%, 10/01/25 to 08/01/52 (a)	49,133,087	45,583,399
4.00%, 06/01/27 to 08/01/52 (a)	32,826,903	31,384,833
4.50%, 12/01/24 to 09/01/52 (a)	17,303,044	16,901,539
5.00%, 11/01/33 to 04/01/54 (a)	27,781,129	27,465,790
5.50%, 03/01/33 to 11/01/54 (a)	29,056,893	29,221,188
6.00%, 04/01/35 to 09/01/54 (a)	37,669,065	38,316,268
6.50%, 08/01/34 to 08/01/54 (a)	18,381,954	18,907,910
7.00%, 10/01/53 to 10/01/54 (a)	3,963,575	4,106,602
7.50%, 11/01/53 to 08/01/54 (a)	967,463	1,012,392
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	749,693	589,976
2.00%, 04/20/36 to 05/20/52 (a)	60,329,179	49,739,349
2.50%, 08/20/27 to 06/20/52 (a)	62,723,991	53,776,261
3.00%, 04/20/27 to 04/20/52 (a)	45,823,443	40,984,457
3.50%, 09/20/32 to 08/20/52 (a)	33,864,233	31,346,101
4.00%, 06/15/39 to 09/20/52 (a)	18,930,562	18,053,040
4.50%, 07/15/39 to 09/20/54 (a)	18,756,787	18,248,026
5.00%, 02/20/33 to 10/20/54 (a)	25,982,782	25,728,045
5.50%, 04/15/33 to 09/20/54 (a)	27,753,411	27,839,097
6.00%, 04/20/44 to 10/20/54 (a)	20,568,657	20,829,290
6.50%, 01/20/53 to 10/20/54 (a)	9,886,521	10,062,373
7.00%, 01/20/53 to 09/20/54 (a)	2,616,639	2,680,816
7.50%, 12/20/53 (a)	220,529	226,669
Government National Mortgage Association, TBA
3.50%, 12/20/54 (a)(h)	1,500,000	1,371,387
4.00%, 12/20/54 (a)(h)	4,500,000	4,233,703
4.50%, 12/20/54 (a)(h)	4,500,000	4,343,488
Uniform Mortgage-Backed Security, TBA
3.00%, 12/01/54 (a)(h)	5,000,000	4,358,277
3.50%, 12/01/54 (a)(h)	7,500,000	6,798,150
4.00%, 12/01/54 (a)(h)	17,000,000	15,909,790

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 12/01/54 (a)(h)	17,500,000	16,813,352
5.00%, 12/01/54 (a)(h)	12,000,000	11,780,646
		1,326,729,128
Total Securitized (Cost $1,575,705,487)		1,430,096,249

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (m)	100,189,138	100,189,138
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (m)(n)	1,559,703	1,559,703
		101,748,841
Total Short-Term Investments (Cost $101,748,841)		101,748,841
Total Investments in Securities (Cost $5,657,616,456)		5,361,665,029

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,522,292.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,445,186 or 0.3% of net assets.

(e)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon bond.
(k)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(l)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/24	FACE AMOUNT AT 11/30/24	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.45%, 02/13/26	$49,221	$—	$—	$—	$275	($155 )	$49,341	$50,000	$431
0.90%, 03/11/26	189,134	—	—	—	1,876	(80)	190,930	200,000	450
1.15%, 05/13/26	141,804	—	—	—	1,181	(47)	142,938	150,000	431
5.88%, 08/24/26	153,807	—	—	—	(616)	(34)	153,157	150,000	2,203
3.20%, 03/02/27	97,057	—	—	—	598	(540)	97,115	100,000	800
2.45%, 03/03/27	228,665	—	—	—	369	382	229,416	240,000	1,470
3.30%, 04/01/27	97,209	—	—	—	437	(438)	97,208	100,000	825
3.20%, 01/25/28	96,160	—	—	—	118	(174)	96,104	100,000	800
2.00%, 03/20/28	184,452	—	—	—	178	(82)	184,548	200,000	1,000
4.00%, 02/01/29	49,226	—	—	—	(64)	(201)	48,961	50,000	500

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/24	FACE AMOUNT AT 11/30/24	INTEREST INCOME EARNED
5.64%, 05/19/29	$196,667	$—	$—	$—	($1,203 )	($7 )	$195,457	$190,000	$2,681
3.25%, 05/22/29	71,397	—	—	—	(200)	(169)	71,028	75,000	609
2.75%, 10/01/29	46,113	—	—	—	(173)	(81)	45,859	50,000	344
6.20%, 11/17/29	212,078	—	—	—	(856)	(484)	210,738	200,000	3,098
4.63%, 03/22/30	50,536	—	—	—	169	(140)	50,565	50,000	578
1.65%, 03/11/31	83,288	—	—	—	271	21	83,580	100,000	413
2.30%, 05/13/31	86,821	—	—	—	40	(93)	86,768	100,000	575
1.95%, 12/01/31	104,335	—	—	—	(583)	1	103,753	125,000	609
2.90%, 03/03/32	132,957	—	—	—	(506)	139	132,590	150,000	1,088
5.85%, 05/19/34	210,894	—	—	—	(407)	(57)	210,430	200,000	2,926
6.14%, 08/24/34	215,106	—	—	—	(437)	(5)	214,664	200,000	3,068
Total	$2,696,927	$—	$—	$—	$467	($2,244 )	$2,695,150		$24,899

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$1,284,607,098	$—	$1,284,607,098
Treasuries [1]	—	2,320,205,122	—	2,320,205,122
Government Related [1]	—	225,007,719	—	225,007,719
Securitized [1]	—	1,430,096,249	—	1,430,096,249
Short-Term Investments [1]	101,748,841	—	—	101,748,841
Total	$101,748,841	$5,259,916,188	$—	$5,361,665,029

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of November 30, 2024 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 25.0% OF NET ASSETS

Financial Institutions 11.0%
Banking 8.4%
Ally Financial, Inc.
7.10%, 11/15/27 (a)(b)	150,000	158,874
6.99%, 06/13/29 (b)(c)	150,000	157,599
6.85%, 01/03/30 (b)(c)	150,000	157,308
American Express Co.
4.90%, 02/13/26 (b)	200,000	200,668
3.13%, 05/20/26 (b)	250,000	245,048
1.65%, 11/04/26 (b)	150,000	141,929
2.55%, 03/04/27 (b)	400,000	383,076
5.65%, 04/23/27 (b)(c)	200,000	202,416
3.30%, 05/03/27 (b)	400,000	388,436
5.85%, 11/05/27 (b)	200,000	207,114
5.10%, 02/16/28 (b)(c)	250,000	251,985
5.04%, 07/26/28 (b)(c)	150,000	151,193
5.28%, 07/27/29 (b)(c)	250,000	254,442
5.53%, 04/25/30 (b)(c)	200,000	205,616
Australia & New Zealand Banking Group Ltd.
5.00%, 03/18/26	250,000	251,735
4.75%, 01/18/27	250,000	251,917
3.92%, 09/30/27	250,000	246,970
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (b)(c)	200,000	205,822
5.38%, 03/13/29	200,000	203,770
Banco Santander SA
1.85%, 03/25/26	200,000	192,334
4.25%, 04/11/27	200,000	197,300
5.29%, 08/18/27	400,000	403,552
1.72%, 09/14/27 (b)(c)	200,000	188,816
4.18%, 03/24/28 (b)(c)	200,000	196,408
4.38%, 04/12/28	200,000	196,772
5.37%, 07/15/28 (b)(c)	200,000	202,096
5.59%, 08/08/28	400,000	409,624
6.61%, 11/07/28	200,000	212,862
3.31%, 06/27/29	200,000	187,648
5.54%, 03/14/30 (b)(c)	200,000	203,324
Bank of America Corp.
4.45%, 03/03/26	300,000	298,788
3.50%, 04/19/26	400,000	394,280
4.25%, 10/22/26	200,000	198,376
5.08%, 01/20/27 (b)(c)	300,000	300,999
1.66%, 03/11/27 (b)(c)	450,000	432,580
3.56%, 04/23/27 (b)(c)	450,000	442,503
1.73%, 07/22/27 (b)(c)	900,000	857,016
3.25%, 10/21/27 (b)	400,000	386,704
4.18%, 11/25/27 (b)	300,000	295,251
3.82%, 01/20/28 (b)(c)	300,000	294,414
2.55%, 02/04/28 (b)(c)	300,000	286,386
3.71%, 04/24/28 (b)(c)	300,000	292,851
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 04/27/28 (b)(c)	400,000	396,708
3.59%, 07/21/28 (b)(c)	400,000	388,456
4.95%, 07/22/28 (b)(c)	500,000	502,565
6.20%, 11/10/28 (b)(c)	150,000	156,146
3.42%, 12/20/28 (b)(c)	900,000	865,062
3.97%, 03/05/29 (b)(c)	400,000	390,076
5.20%, 04/25/29 (b)(c)	500,000	506,245
2.09%, 06/14/29 (b)(c)	400,000	365,252
4.27%, 07/23/29 (b)(c)	500,000	491,580
5.82%, 09/15/29 (b)(c)	450,000	466,119
3.97%, 02/07/30 (b)(c)	400,000	386,988
3.19%, 07/23/30 (b)(c)	350,000	326,522
2.88%, 10/22/30 (b)(c)	200,000	183,074
Bank of America NA
5.53%, 08/18/26 (b)	350,000	356,020
Bank of Montreal
1.25%, 09/15/26	300,000	283,035
0.95%, 01/22/27 (b)(c)	150,000	143,681
2.65%, 03/08/27	300,000	288,537
5.37%, 06/04/27	200,000	204,238
4.57%, 09/10/27 (b)(c)	100,000	99,802
4.70%, 09/14/27 (b)	200,000	200,718
5.20%, 02/01/28 (b)	200,000	203,378
5.72%, 09/25/28 (b)	200,000	207,512
4.64%, 09/10/30 (b)(c)	100,000	99,268
3.80%, 12/15/32 (b)(c)	200,000	191,686
Bank of New York Mellon Corp.
0.75%, 01/28/26 (b)	250,000	239,638
2.80%, 05/04/26 (b)	200,000	195,498
2.45%, 08/17/26 (b)	150,000	145,374
2.05%, 01/26/27 (b)	100,000	95,337
3.25%, 05/16/27 (b)	200,000	194,580
3.40%, 01/29/28 (b)	200,000	194,032
3.44%, 02/07/28 (b)(c)	250,000	243,760
3.99%, 06/13/28 (b)(c)	150,000	147,768
5.80%, 10/25/28 (b)(c)	200,000	206,606
3.00%, 10/30/28 (b)	150,000	141,641
4.54%, 02/01/29 (b)(c)	200,000	199,944
3.85%, 04/26/29 (b)	150,000	146,600
3.30%, 08/23/29 (b)	50,000	46,986
6.32%, 10/25/29 (b)(c)	150,000	159,032
4.98%, 03/14/30 (b)(c)	150,000	151,776
Bank of Nova Scotia
4.50%, 12/16/25	250,000	248,655
4.75%, 02/02/26	200,000	200,318
1.05%, 03/02/26	200,000	191,558
1.35%, 06/24/26	150,000	142,931
2.70%, 08/03/26	200,000	193,982
1.30%, 09/15/26	250,000	236,268
1.95%, 02/02/27	175,000	165,804
2.95%, 03/11/27	200,000	193,238
4.40%, 09/08/28 (b)(c)	100,000	99,363
5.45%, 08/01/29	50,000	51,458

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barclays PLC
4.38%, 01/12/26	450,000	447,831
5.20%, 05/12/26	200,000	200,222
5.83%, 05/09/27 (b)(c)	350,000	354,025
6.50%, 09/13/27 (b)(c)	250,000	256,475
2.28%, 11/24/27 (b)(c)	200,000	189,930
4.34%, 01/10/28 (b)	200,000	196,816
4.84%, 05/09/28 (b)	300,000	297,063
5.50%, 08/09/28 (b)(c)	400,000	405,228
4.84%, 09/10/28 (b)(c)	200,000	199,298
7.39%, 11/02/28 (b)(c)	200,000	212,884
4.97%, 05/16/29 (b)(c)	300,000	299,997
6.49%, 09/13/29 (b)(c)	200,000	210,128
5.69%, 03/12/30 (b)(c)	300,000	306,516
5.09%, 06/20/30 (b)(c)	200,000	197,628
4.94%, 09/10/30 (b)(c)	200,000	198,306
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	200,000	190,116
3.45%, 04/07/27 (b)	250,000	243,818
4.51%, 09/11/27 (b)(c)	100,000	99,691
5.99%, 10/03/28 (b)	250,000	260,972
5.26%, 04/08/29 (b)	200,000	204,014
4.63%, 09/11/30 (b)(c)	100,000	99,040
Capital One Financial Corp.
3.75%, 07/28/26 (b)	250,000	245,203
3.75%, 03/09/27 (b)	300,000	293,430
3.65%, 05/11/27 (b)	250,000	243,910
7.15%, 10/29/27 (b)(c)	100,000	104,074
1.88%, 11/02/27 (b)(c)	200,000	188,930
3.80%, 01/31/28 (b)	200,000	193,716
4.93%, 05/10/28 (b)(c)	200,000	200,172
5.47%, 02/01/29 (b)(c)	250,000	253,255
6.31%, 06/08/29 (b)(c)	250,000	259,935
5.70%, 02/01/30 (b)(c)	150,000	153,668
5.46%, 07/26/30 (b)(c)	200,000	202,800
Citibank NA
5.49%, 12/04/26 (b)	250,000	254,297
4.88%, 11/19/27 (b)(c)	300,000	300,714
5.80%, 09/29/28 (b)	250,000	260,462
4.84%, 08/06/29 (b)	250,000	251,577
Citigroup, Inc.
3.70%, 01/12/26	250,000	247,360
4.60%, 03/09/26	350,000	349,020
3.40%, 05/01/26	300,000	294,606
3.20%, 10/21/26 (b)	500,000	486,635
4.30%, 11/20/26	250,000	247,943
1.12%, 01/28/27 (b)(c)	450,000	431,275
1.46%, 06/09/27 (b)(c)	500,000	475,520
4.45%, 09/29/27	500,000	494,760
3.89%, 01/10/28 (b)(c)	400,000	392,836
3.07%, 02/24/28 (b)(c)	400,000	385,608
4.66%, 05/24/28 (b)(c)	250,000	249,220
3.67%, 07/24/28 (b)(c)	350,000	339,934
4.13%, 07/25/28	300,000	293,367
3.52%, 10/27/28 (b)(c)	400,000	386,608
4.08%, 04/23/29 (b)(c)	300,000	293,619
5.17%, 02/13/30 (b)(c)	400,000	404,404
3.98%, 03/20/30 (b)(c)	350,000	337,666
4.54%, 09/19/30 (b)(c)	450,000	443,236
2.98%, 11/05/30 (b)(c)	300,000	274,584
5.59%, 11/19/34 (b)(c)	175,000	175,870
Citizens Financial Group, Inc.
4.30%, 12/03/25 (b)	200,000	198,918
2.85%, 07/27/26 (b)	150,000	145,340
5.84%, 01/23/30 (b)(c)	200,000	205,730
Comerica, Inc.
5.98%, 01/30/30 (b)(c)	150,000	153,116
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cooperatieve Rabobank UA
3.75%, 07/21/26	250,000	244,893
4.80%, 01/09/29	250,000	252,537
4.49%, 10/17/29	250,000	248,200
Deutsche Bank AG
4.10%, 01/13/26	200,000	198,502
1.69%, 03/19/26	200,000	192,672
2.31%, 11/16/27 (b)(c)	350,000	332,220
2.55%, 01/07/28 (b)(c)	200,000	190,084
6.72%, 01/18/29 (b)(c)	200,000	209,096
6.82%, 11/20/29 (b)(c)	250,000	264,247
5.00%, 09/11/30 (b)(c)	150,000	148,236
4.88%, 12/01/32 (b)(c)	200,000	194,220
Discover Bank
3.45%, 07/27/26 (b)	250,000	244,365
Discover Financial Services
4.50%, 01/30/26 (b)	250,000	249,020
4.10%, 02/09/27 (b)	150,000	148,091
Fifth Third Bancorp
2.55%, 05/05/27 (b)	175,000	166,639
1.71%, 11/01/27 (b)(c)	100,000	94,533
6.36%, 10/27/28 (b)(c)	250,000	259,870
6.34%, 07/27/29 (b)(c)	200,000	209,486
4.77%, 07/28/30 (b)(c)	100,000	99,173
4.90%, 09/06/30 (b)(c)	100,000	99,638
Fifth Third Bank NA
3.85%, 03/15/26 (b)	200,000	197,340
Goldman Sachs Bank USA
5.28%, 03/18/27 (b)(c)	150,000	151,011
5.41%, 05/21/27 (b)(c)	400,000	403,708
Goldman Sachs Group, Inc.
3.75%, 02/25/26 (b)	300,000	296,793
3.50%, 11/16/26 (b)	500,000	489,015
1.09%, 12/09/26 (b)(c)	350,000	337,078
3.85%, 01/26/27 (b)	300,000	295,053
1.43%, 03/09/27 (b)(c)	550,000	527,186
1.54%, 09/10/27 (b)(c)	550,000	519,326
1.95%, 10/21/27 (b)(c)	500,000	473,960
2.64%, 02/24/28 (b)(c)	600,000	572,706
3.62%, 03/15/28 (b)(c)	600,000	584,472
3.69%, 06/05/28 (b)(c)	375,000	365,100
4.48%, 08/23/28 (b)(c)	250,000	248,170
3.81%, 04/23/29 (b)(c)	400,000	387,524
4.22%, 05/01/29 (b)(c)	400,000	392,980
6.48%, 10/24/29 (b)(c)	500,000	529,040
5.73%, 04/25/30 (b)(c)	350,000	361,462
5.05%, 07/23/30 (b)(c)	300,000	302,013
4.69%, 10/23/30 (b)(c)	200,000	198,400
HSBC Holdings PLC
3.90%, 05/25/26	200,000	197,722
4.38%, 11/23/26	200,000	198,374
1.59%, 05/24/27 (b)(c)	200,000	190,712
5.89%, 08/14/27 (b)(c)	200,000	203,182
2.25%, 11/22/27 (b)(c)	250,000	237,560
4.04%, 03/13/28 (b)(c)	400,000	392,440
5.60%, 05/17/28 (b)(c)	300,000	304,479
4.76%, 06/09/28 (b)(c)	400,000	398,440
5.21%, 08/11/28 (b)(c)	250,000	251,852
2.01%, 09/22/28 (b)(c)	200,000	184,810
7.39%, 11/03/28 (b)(c)	250,000	266,480
5.13%, 11/19/28 (b)(c)	200,000	200,894
6.16%, 03/09/29 (b)(c)	200,000	207,234
4.58%, 06/19/29 (b)(c)	500,000	493,760
2.21%, 08/17/29 (b)(c)	400,000	362,204
5.55%, 03/04/30 (b)(c)	225,000	228,980
3.97%, 05/22/30 (b)(c)	500,000	478,080
5.29%, 11/19/30 (b)(c)	300,000	302,238

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,086
Huntington Bancshares, Inc.
6.21%, 08/21/29 (b)(c)	200,000	208,448
Huntington National Bank
4.55%, 05/17/28 (b)(c)	250,000	248,260
ING Groep NV
3.95%, 03/29/27	200,000	196,576
1.73%, 04/01/27 (b)(c)	200,000	191,750
4.02%, 03/28/28 (b)(c)	300,000	294,489
4.55%, 10/02/28	300,000	297,981
4.05%, 04/09/29	200,000	194,336
5.34%, 03/19/30 (b)(c)	200,000	202,974
JPMorgan Chase & Co.
3.30%, 04/01/26 (b)	400,000	393,980
2.95%, 10/01/26 (b)	600,000	584,082
4.13%, 12/15/26	300,000	297,501
3.96%, 01/29/27 (b)(c)	400,000	396,464
1.04%, 02/04/27 (b)(c)	350,000	335,044
1.58%, 04/22/27 (b)(c)	600,000	574,512
1.47%, 09/22/27 (b)(c)	450,000	424,755
4.25%, 10/01/27	300,000	298,539
5.04%, 01/23/28 (b)(c)	400,000	402,488
3.78%, 02/01/28 (b)(c)	550,000	539,456
2.95%, 02/24/28 (b)(c)	200,000	192,512
5.57%, 04/22/28 (b)(c)	300,000	305,730
4.32%, 04/26/28 (b)(c)	500,000	495,205
3.54%, 05/01/28 (b)(c)	300,000	291,954
2.18%, 06/01/28 (b)(c)	350,000	329,210
4.85%, 07/25/28 (b)(c)	600,000	601,404
4.51%, 10/22/28 (b)(c)	200,000	198,900
3.51%, 01/23/29 (b)(c)	350,000	337,722
4.01%, 04/23/29 (b)(c)	350,000	342,023
2.07%, 06/01/29 (b)(c)	250,000	228,678
4.20%, 07/23/29 (b)(c)	450,000	441,801
5.30%, 07/24/29 (b)(c)	400,000	407,108
6.09%, 10/23/29 (b)(c)	400,000	418,804
4.45%, 12/05/29 (b)(c)	350,000	345,754
5.01%, 01/23/30 (b)(c)	350,000	352,940
5.58%, 04/22/30 (b)(c)	400,000	411,992
3.70%, 05/06/30 (b)(c)	300,000	287,115
4.57%, 06/14/30 (b)(c)	200,000	198,054
5.00%, 07/22/30 (b)(c)	400,000	403,236
2.74%, 10/15/30 (b)(c)	500,000	455,165
4.60%, 10/22/30 (b)(c)	500,000	495,905
KeyBank NA
5.85%, 11/15/27 (b)	250,000	257,252
4.39%, 12/14/27	250,000	245,795
KeyCorp
2.25%, 04/06/27	250,000	235,803
Lloyds Banking Group PLC
4.58%, 12/10/25	250,000	248,630
4.65%, 03/24/26	400,000	397,780
3.75%, 01/11/27	200,000	196,014
1.63%, 05/11/27 (b)(c)	250,000	238,620
5.46%, 01/05/28 (b)(c)	200,000	202,416
3.75%, 03/18/28 (b)(c)	250,000	244,085
4.38%, 03/22/28	200,000	197,236
4.55%, 08/16/28	200,000	198,318
3.57%, 11/07/28 (b)(c)	300,000	289,200
5.87%, 03/06/29 (b)(c)	200,000	205,520
5.72%, 06/05/30 (b)(c)	200,000	205,750
M&T Bank Corp.
4.55%, 08/16/28 (b)(c)	250,000	247,708
7.41%, 10/30/29 (b)(c)	100,000	107,971
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (b)	250,000	249,667
4.70%, 01/27/28 (b)	250,000	248,885
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	200,000	197,954
2.76%, 09/13/26	200,000	193,662
1.54%, 07/20/27 (b)(c)	350,000	332,496
3.29%, 07/25/27	200,000	194,050
1.64%, 10/13/27 (b)(c)	250,000	236,333
2.34%, 01/19/28 (b)(c)	350,000	333,294
4.08%, 04/19/28 (b)(c)	200,000	197,122
5.35%, 09/13/28 (b)(c)	250,000	254,312
5.42%, 02/22/29 (b)(c)	200,000	204,358
3.74%, 03/07/29	200,000	193,814
5.24%, 04/19/29 (b)(c)	200,000	203,638
3.20%, 07/18/29	200,000	187,686
5.26%, 04/17/30 (b)(c)	200,000	204,018
Mizuho Financial Group, Inc.
1.23%, 05/22/27 (b)(c)	200,000	190,006
1.55%, 07/09/27 (b)(c)	200,000	190,102
4.02%, 03/05/28	200,000	196,236
5.41%, 09/13/28 (b)(c)	200,000	203,536
5.67%, 05/27/29 (b)(c)	200,000	205,686
5.78%, 07/06/29 (b)(c)	200,000	206,450
4.25%, 09/11/29 (b)(c)	200,000	195,996
5.38%, 07/10/30 (b)(c)	200,000	204,164
3.15%, 07/16/30 (b)(c)	200,000	185,800
2.87%, 09/13/30 (b)(c)	200,000	182,786
Morgan Stanley
3.88%, 01/27/26	500,000	495,805
3.13%, 07/27/26	400,000	390,708
6.25%, 08/09/26	50,000	51,316
4.35%, 09/08/26	250,000	248,305
0.99%, 12/10/26 (b)(c)	300,000	288,471
3.63%, 01/20/27	550,000	540,567
5.05%, 01/28/27 (b)(c)	250,000	250,800
3.95%, 04/23/27	300,000	294,846
1.59%, 05/04/27 (b)(c)	600,000	573,528
1.51%, 07/20/27 (b)(c)	500,000	474,180
2.48%, 01/21/28 (b)(c)	400,000	381,552
5.65%, 04/13/28 (b)(c)	200,000	204,018
4.21%, 04/20/28 (b)(c)	200,000	197,664
3.59%, 07/22/28 (b)(c)	500,000	484,090
6.30%, 10/18/28 (b)(c)	400,000	416,488
3.77%, 01/24/29 (b)(c)	250,000	242,950
5.12%, 02/01/29 (b)(c)	300,000	303,225
5.16%, 04/20/29 (b)(c)	500,000	505,590
5.45%, 07/20/29 (b)(c)	350,000	357,668
6.41%, 11/01/29 (b)(c)	300,000	317,001
5.17%, 01/16/30 (b)(c)	385,000	390,090
4.43%, 01/23/30 (b)(c)	450,000	443,119
5.66%, 04/18/30 (b)(c)	350,000	360,696
5.04%, 07/19/30 (b)(c)	300,000	302,403
4.65%, 10/18/30 (b)(c)	300,000	297,564
Morgan Stanley Bank NA
4.75%, 04/21/26 (b)	250,000	250,787
4.45%, 10/15/27 (b)(c)	250,000	248,830
4.95%, 01/14/28 (b)(c)	250,000	251,180
5.50%, 05/26/28 (b)(c)	300,000	305,277
4.97%, 07/14/28 (b)(c)	250,000	251,505
National Australia Bank Ltd.
2.50%, 07/12/26	400,000	388,136
3.91%, 06/09/27	275,000	271,766
4.94%, 01/12/28	250,000	253,615
4.90%, 06/13/28	250,000	253,542
4.79%, 01/10/29	250,000	253,140

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Bank of Canada
5.60%, 12/18/28	250,000	257,565
4.50%, 10/10/29	250,000	246,588
NatWest Group PLC
4.80%, 04/05/26	200,000	200,112
1.64%, 06/14/27 (b)(c)	200,000	190,408
5.58%, 03/01/28 (b)(c)	200,000	203,020
3.07%, 05/22/28 (b)(c)	200,000	191,712
5.52%, 09/30/28 (b)(c)	200,000	203,164
4.89%, 05/18/29 (b)(c)	300,000	299,346
5.81%, 09/13/29 (b)(c)	200,000	205,830
5.08%, 01/27/30 (b)(c)	300,000	300,597
4.45%, 05/08/30 (b)(c)	200,000	195,400
4.96%, 08/15/30 (b)(c)	200,000	199,422
6.48%, 06/01/34 (b)(c)	200,000	207,538
Northern Trust Corp.
4.00%, 05/10/27 (b)	200,000	198,056
PNC Bank NA
3.25%, 01/22/28 (b)	250,000	240,650
4.05%, 07/26/28	250,000	243,975
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (b)	250,000	242,330
1.15%, 08/13/26 (b)	200,000	189,064
4.76%, 01/26/27 (b)(c)	250,000	249,997
5.30%, 01/21/28 (b)(c)	200,000	202,386
5.35%, 12/02/28 (b)(c)	250,000	254,540
3.45%, 04/23/29 (b)	250,000	238,618
5.58%, 06/12/29 (b)(c)	500,000	512,570
5.49%, 05/14/30 (b)(c)	250,000	256,352
Regions Financial Corp.
5.72%, 06/06/30 (b)(c)	150,000	153,681
Royal Bank of Canada
0.88%, 01/20/26	300,000	288,078
4.65%, 01/27/26	250,000	249,597
1.20%, 04/27/26	200,000	191,150
1.15%, 07/14/26	250,000	237,300
1.40%, 11/02/26	250,000	236,000
2.05%, 01/21/27	150,000	142,857
3.63%, 05/04/27	250,000	245,100
4.24%, 08/03/27	250,000	248,333
4.51%, 10/18/27 (b)(c)	100,000	99,729
6.00%, 11/01/27	250,000	259,905
4.90%, 01/12/28	150,000	151,445
5.20%, 08/01/28	150,000	153,233
4.52%, 10/18/28 (b)(c)	100,000	99,642
4.95%, 02/01/29	150,000	151,971
4.97%, 08/02/30 (b)(c)	100,000	100,852
4.65%, 10/18/30 (b)(c)	250,000	248,840
Santander Holdings USA, Inc.
3.24%, 10/05/26 (b)(d)	200,000	193,780
4.40%, 07/13/27 (b)	250,000	246,680
2.49%, 01/06/28 (b)(c)	150,000	142,368
6.50%, 03/09/29 (b)(c)	200,000	207,632
6.57%, 06/12/29 (b)(c)	100,000	104,429
5.35%, 09/06/30 (b)(c)	100,000	99,913
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (b)(c)	250,000	237,220
3.82%, 11/03/28 (b)(c)	200,000	193,460
6.53%, 01/10/29 (b)(c)	250,000	260,575
4.86%, 09/11/30 (b)(c)	200,000	196,842
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	251,987
State Street Corp.
5.27%, 08/03/26 (b)	200,000	202,430
4.99%, 03/18/27 (b)	100,000	101,132
4.33%, 10/22/27 (b)	100,000	99,657
2.20%, 02/07/28 (b)(c)	200,000	190,410
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.82%, 11/04/28 (b)(c)	75,000	77,619
4.53%, 02/20/29 (b)(c)	100,000	99,768
5.68%, 11/21/29 (b)(c)	150,000	155,751
4.14%, 12/03/29 (b)(c)	100,000	98,087
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26	250,000	239,900
3.78%, 03/09/26	200,000	197,882
2.63%, 07/14/26	400,000	387,592
1.40%, 09/17/26	300,000	283,485
3.01%, 10/19/26	200,000	194,176
3.45%, 01/11/27	200,000	195,538
2.17%, 01/14/27	200,000	190,358
3.36%, 07/12/27	200,000	194,416
5.52%, 01/13/28	250,000	256,227
3.54%, 01/17/28	200,000	193,664
5.80%, 07/13/28	200,000	207,382
5.72%, 09/14/28	400,000	413,712
1.90%, 09/17/28	250,000	225,840
3.04%, 07/16/29	400,000	371,676
3.20%, 09/17/29	100,000	93,152
2.72%, 09/27/29	200,000	182,386
Synchrony Bank
5.63%, 08/23/27 (b)	250,000	252,637
Synchrony Financial
3.95%, 12/01/27 (b)	50,000	48,315
5.15%, 03/19/29 (b)	100,000	99,291
5.94%, 08/02/30 (b)(c)	50,000	51,147
Synovus Financial Corp.
6.17%, 11/01/30 (b)(c)	75,000	76,349
Toronto-Dominion Bank
0.75%, 01/06/26	250,000	239,918
1.20%, 06/03/26	200,000	190,192
5.53%, 07/17/26	300,000	303,927
1.25%, 09/10/26	200,000	188,674
1.95%, 01/12/27	100,000	94,719
2.80%, 03/10/27	250,000	240,490
4.11%, 06/08/27	250,000	246,853
4.69%, 09/15/27	300,000	300,600
5.16%, 01/10/28	200,000	202,840
5.52%, 07/17/28	150,000	154,134
4.99%, 04/05/29	100,000	101,152
3.63%, 09/15/31 (b)(c)	200,000	194,688
5.15%, 09/10/34 (b)(c)	100,000	99,112
Truist Bank
3.80%, 10/30/26 (b)	250,000	245,468
Truist Financial Corp.
1.27%, 03/02/27 (b)(c)	200,000	191,442
1.13%, 08/03/27 (b)	150,000	136,926
4.12%, 06/06/28 (b)(c)	200,000	196,820
4.87%, 01/26/29 (b)(c)	250,000	250,167
1.89%, 06/07/29 (b)(c)	200,000	181,066
7.16%, 10/30/29 (b)(c)	250,000	269,490
5.44%, 01/24/30 (b)(c)	150,000	152,741
U.S. Bancorp
3.10%, 04/27/26 (b)	200,000	195,982
2.38%, 07/22/26 (b)	200,000	193,394
3.15%, 04/27/27 (b)	150,000	145,517
2.22%, 01/27/28 (b)(c)	200,000	189,664
4.55%, 07/22/28 (b)(c)	400,000	398,128
4.65%, 02/01/29 (b)(c)	300,000	298,947
5.78%, 06/12/29 (b)(c)	250,000	257,842
5.38%, 01/23/30 (b)(c)	250,000	255,045
5.10%, 07/23/30 (b)(c)	200,000	202,084
U.S. Bank NA
4.51%, 10/22/27 (b)(c)	250,000	249,020

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UBS AG
1.25%, 08/07/26	250,000	236,713
5.00%, 07/09/27	250,000	252,140
7.50%, 02/15/28	350,000	377,583
5.65%, 09/11/28	250,000	258,762
UBS Group AG
4.55%, 04/17/26	350,000	349,632
Wells Fargo & Co.
3.00%, 04/22/26	400,000	390,828
4.10%, 06/03/26	450,000	445,567
3.00%, 10/23/26	600,000	582,108
3.20%, 06/17/27 (b)(c)	350,000	341,621
4.30%, 07/22/27	400,000	396,240
3.53%, 03/24/28 (b)(c)	500,000	486,335
5.71%, 04/22/28 (b)(c)	400,000	408,204
3.58%, 05/22/28 (b)(c)	500,000	485,810
2.39%, 06/02/28 (b)(c)	500,000	471,835
4.81%, 07/25/28 (b)(c)	500,000	499,995
4.15%, 01/24/29 (b)	350,000	343,164
5.57%, 07/25/29 (b)(c)	700,000	717,738
6.30%, 10/23/29 (b)(c)	400,000	420,836
5.20%, 01/23/30 (b)(c)	400,000	405,688
2.88%, 10/30/30 (b)(c)	350,000	320,057
Wells Fargo Bank NA
4.81%, 01/15/26 (b)	275,000	275,836
5.45%, 08/07/26 (b)	350,000	354,896
5.25%, 12/11/26 (b)	250,000	253,365
Westpac Banking Corp.
5.20%, 04/16/26	100,000	100,990
2.85%, 05/13/26	200,000	195,490
1.15%, 06/03/26	250,000	238,073
2.70%, 08/19/26	200,000	194,382
3.35%, 03/08/27	200,000	195,630
5.46%, 11/18/27	250,000	257,210
3.40%, 01/25/28	200,000	193,888
5.54%, 11/17/28	200,000	208,044
1.95%, 11/20/28	200,000	181,934
4.32%, 11/23/31 (b)(c)	300,000	295,623
4.11%, 07/24/34 (b)(c)	150,000	142,875
		125,056,889
Brokerage/Asset Managers/Exchanges 0.4%
Ameriprise Financial, Inc.
5.70%, 12/15/28 (b)	100,000	104,317
ARES Management Corp.
6.38%, 11/10/28 (b)	100,000	105,694
BGC Group, Inc.
8.00%, 05/25/28 (b)	75,000	80,462
BlackRock Funding, Inc.
4.70%, 03/14/29 (b)	100,000	101,174
BlackRock, Inc.
3.20%, 03/15/27	100,000	97,589
3.25%, 04/30/29 (b)	100,000	95,470
Brookfield Finance, Inc.
3.90%, 01/25/28 (b)	200,000	195,914
4.85%, 03/29/29 (b)	175,000	175,618
Cboe Global Markets, Inc.
3.65%, 01/12/27 (b)	150,000	147,537
Charles Schwab Corp.
3.45%, 02/13/26 (b)(e)	40,000	39,473
0.90%, 03/11/26 (b)(e)	175,000	167,064
1.15%, 05/13/26 (b)(e)	125,000	119,115
5.88%, 08/24/26 (b)(e)	125,000	127,631
3.20%, 03/02/27 (b)(e)	50,000	48,558
2.45%, 03/03/27 (b)(e)	200,000	191,180
3.30%, 04/01/27 (b)(e)	100,000	97,208
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 01/25/28 (b)(e)	90,000	86,494
2.00%, 03/20/28 (b)(e)	150,000	138,411
4.00%, 02/01/29 (b)(e)	75,000	73,442
5.64%, 05/19/29 (b)(c)(e)	150,000	154,308
3.25%, 05/22/29 (b)(e)	75,000	71,028
2.75%, 10/01/29 (b)(e)	50,000	45,859
6.20%, 11/17/29 (b)(c)(e)	175,000	184,396
CME Group, Inc.
3.75%, 06/15/28 (b)	100,000	98,149
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (b)	200,000	198,558
3.10%, 09/15/27 (b)	100,000	96,495
4.00%, 09/15/27 (b)	250,000	246,975
3.63%, 09/01/28 (b)	150,000	145,099
3.75%, 09/21/28 (b)	100,000	97,260
4.35%, 06/15/29 (b)	225,000	222,869
Invesco Finance PLC
3.75%, 01/15/26	150,000	148,398
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	200,566
5.88%, 07/21/28 (b)	150,000	154,816
Lazard Group LLC
3.63%, 03/01/27 (b)	150,000	146,310
Legg Mason, Inc.
4.75%, 03/15/26	75,000	75,139
LPL Holdings, Inc.
6.75%, 11/17/28 (b)	100,000	106,086
Nasdaq, Inc.
3.85%, 06/30/26 (b)	75,000	74,110
5.35%, 06/28/28 (b)	175,000	179,079
Nomura Holdings, Inc.
2.33%, 01/22/27	200,000	189,606
5.39%, 07/06/27	200,000	202,244
5.84%, 01/18/28	200,000	205,192
6.07%, 07/12/28	200,000	207,510
2.17%, 07/14/28	200,000	181,666
5.61%, 07/06/29	200,000	205,074
		6,029,143
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (b)	250,000	241,390
4.45%, 04/03/26 (b)	150,000	149,239
2.45%, 10/29/26 (b)	350,000	334,880
6.45%, 04/15/27 (b)	250,000	259,045
3.65%, 07/21/27 (b)	200,000	194,554
4.63%, 10/15/27 (b)	150,000	149,575
5.75%, 06/06/28 (b)	150,000	154,657
3.00%, 10/29/28 (b)	650,000	606,807
5.10%, 01/19/29 (b)	150,000	151,431
4.63%, 09/10/29 (b)	150,000	148,179
Air Lease Corp.
2.88%, 01/15/26 (b)	200,000	195,724
3.75%, 06/01/26 (b)	150,000	147,726
1.88%, 08/15/26 (b)	250,000	238,192
2.20%, 01/15/27 (b)	200,000	189,930
5.85%, 12/15/27 (b)	100,000	103,060
5.30%, 02/01/28 (b)	150,000	152,526
4.63%, 10/01/28 (b)	100,000	99,586
5.10%, 03/01/29 (b)	100,000	101,434
Aircastle Ltd.
4.25%, 06/15/26 (b)	125,000	123,639
Apollo Debt Solutions BDC
6.90%, 04/13/29 (b)(d)	100,000	104,185

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ares Capital Corp.
5.88%, 03/01/29 (b)	150,000	152,395
5.95%, 07/15/29 (b)	100,000	101,893
ARES Capital Corp.
3.88%, 01/15/26 (b)	250,000	246,777
2.15%, 07/15/26 (b)	150,000	142,959
2.88%, 06/15/27 (b)	100,000	94,796
2.88%, 06/15/28 (b)	200,000	184,374
Ares Strategic Income Fund
5.70%, 03/15/28 (b)(d)	125,000	125,462
ARES Strategic Income Fund
6.35%, 08/15/29 (b)(d)	125,000	127,864
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (b)	75,000	72,770
2.55%, 10/13/26 (b)	50,000	47,594
Barings BDC, Inc.
3.30%, 11/23/26 (b)	100,000	95,914
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (b)	100,000	97,147
6.95%, 05/30/29 (b)	75,000	77,421
Blackstone Private Credit Fund
2.63%, 12/15/26 (b)	200,000	189,600
3.25%, 03/15/27 (b)	200,000	191,342
7.30%, 11/27/28 (b)	75,000	79,187
4.00%, 01/15/29 (b)	100,000	95,226
5.95%, 07/16/29 (b)	100,000	101,622
5.60%, 11/22/29 (b)(d)	75,000	74,708
Blackstone Secured Lending Fund
3.63%, 01/15/26 (b)	100,000	98,191
2.75%, 09/16/26 (b)	150,000	143,622
2.13%, 02/15/27 (b)	100,000	93,385
5.35%, 04/13/28 (b)	75,000	75,072
2.85%, 09/30/28 (b)	100,000	91,404
Blue Owl Capital Corp.
4.25%, 01/15/26 (b)	100,000	98,929
3.40%, 07/15/26 (b)	150,000	145,216
8.45%, 11/15/26 (b)	75,000	78,641
2.63%, 01/15/27 (b)	50,000	47,104
3.13%, 04/13/27 (b)	50,000	47,223
2.88%, 06/11/28 (b)	100,000	91,362
5.95%, 03/15/29 (b)	150,000	151,426
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (b)	75,000	71,885
4.70%, 02/08/27 (b)	75,000	73,544
7.75%, 09/16/27 (b)	100,000	105,000
7.95%, 06/13/28 (b)	100,000	106,643
7.75%, 01/15/29 (b)	75,000	80,213
6.60%, 09/15/29 (b)(d)	75,000	77,073
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (b)	75,000	70,114
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (b)(d)	100,000	100,972
Franklin BSP Capital Corp.
7.20%, 06/15/29 (b)(d)	75,000	76,427
FS KKR Capital Corp.
3.40%, 01/15/26 (b)	200,000	195,758
2.63%, 01/15/27 (b)	100,000	94,649
3.13%, 10/12/28 (b)	100,000	91,135
7.88%, 01/15/29 (b)	75,000	80,436
6.88%, 08/15/29 (b)	50,000	52,082
GATX Corp.
3.25%, 09/15/26 (b)	100,000	97,430
5.40%, 03/15/27 (b)	75,000	76,096
3.50%, 03/15/28 (b)	75,000	72,031
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (b)	150,000	146,358
6.38%, 03/11/27	75,000	77,183
Golub Capital BDC, Inc.
2.50%, 08/24/26 (b)	100,000	95,217
2.05%, 02/15/27 (b)	100,000	93,109
6.00%, 07/15/29 (b)	75,000	75,617
Golub Capital Private Credit Fund
5.80%, 09/12/29 (b)(d)	75,000	73,969
Hercules Capital, Inc.
2.63%, 09/16/26 (b)	75,000	71,418
3.38%, 01/20/27 (b)	100,000	95,471
HPS Corporate Lending Fund
6.75%, 01/30/29 (b)(d)	100,000	103,349
6.25%, 09/30/29 (b)(d)	75,000	75,576
Main Street Capital Corp.
6.50%, 06/04/27 (b)	75,000	76,328
6.95%, 03/01/29 (b)	75,000	77,889
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (b)	100,000	99,403
New Mountain Finance Corp.
6.20%, 10/15/27	50,000	49,856
6.88%, 02/01/29 (b)	50,000	50,507
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (b)	50,000	51,870
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (b)	50,000	54,215
6.50%, 07/23/29 (b)	75,000	76,486
Prospect Capital Corp.
3.71%, 01/22/26 (a)(b)	100,000	97,616
3.44%, 10/15/28 (a)(b)	50,000	43,899
Sixth Street Lending Partners
6.50%, 03/11/29 (b)(d)	100,000	101,833
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (b)	100,000	95,706
6.13%, 03/01/29 (b)	75,000	76,390
		10,687,138
Financial Other 0.0%
ORIX Corp.
5.00%, 09/13/27	100,000	100,612
4.65%, 09/10/29	100,000	99,541
		200,153
Insurance 0.8%
Aegon Ltd.
5.50%, 04/11/48 (b)(c)	200,000	198,038
Aflac, Inc.
1.13%, 03/15/26 (b)	75,000	71,858
2.88%, 10/15/26 (b)	100,000	97,084
Allstate Corp.
0.75%, 12/15/25 (b)	150,000	144,192
3.28%, 12/15/26 (b)	100,000	97,641
American International Group, Inc.
5.75%, 04/01/48 (b)(c)	125,000	124,500
American National Group, Inc.
5.00%, 06/15/27 (b)	100,000	99,796
Aon Corp.
3.75%, 05/02/29 (b)	125,000	120,483
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (b)	200,000	191,776
Aon Global Ltd.
3.88%, 12/15/25 (b)	100,000	99,169

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon North America, Inc.
5.13%, 03/01/27 (b)	125,000	126,404
5.15%, 03/01/29 (b)	150,000	152,548
Arch Capital Finance LLC
4.01%, 12/15/26 (b)	150,000	148,027
Assurant, Inc.
4.90%, 03/27/28 (b)	75,000	75,074
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (b)	75,000	78,647
Athene Holding Ltd.
4.13%, 01/12/28 (b)	200,000	196,188
AXIS Specialty Finance PLC
4.00%, 12/06/27 (b)	100,000	97,680
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (b)	100,000	95,877
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (b)	300,000	295,191
Brighthouse Financial, Inc.
3.70%, 06/22/27 (b)	175,000	170,564
Centene Corp.
4.25%, 12/15/27 (b)	400,000	387,840
2.45%, 07/15/28 (b)	400,000	362,184
Chubb INA Holdings LLC
3.35%, 05/03/26 (b)	200,000	196,938
4.65%, 08/15/29 (b)	50,000	50,279
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	107,386
CNA Financial Corp.
4.50%, 03/01/26 (b)	75,000	74,789
3.90%, 05/01/29 (b)	100,000	96,904
CNO Financial Group, Inc.
5.25%, 05/30/29 (b)	100,000	100,356
Corebridge Financial, Inc.
3.65%, 04/05/27 (b)	175,000	170,788
3.85%, 04/05/29 (b)	150,000	144,844
6.88%, 12/15/52 (b)(c)	150,000	153,532
Elevance Health, Inc.
1.50%, 03/15/26 (b)	200,000	192,234
3.65%, 12/01/27 (b)	250,000	243,685
4.10%, 03/01/28 (b)	150,000	147,544
5.15%, 06/15/29 (b)	150,000	152,464
2.88%, 09/15/29 (b)	100,000	92,027
Enact Holdings, Inc.
6.25%, 05/28/29 (b)	125,000	128,377
Enstar Finance LLC
5.50%, 01/15/42 (b)(c)	75,000	71,450
Enstar Group Ltd.
4.95%, 06/01/29 (b)	100,000	99,454
Equitable Holdings, Inc.
4.35%, 04/20/28 (b)	200,000	197,518
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (b)	100,000	105,102
6.50%, 06/04/29 (b)	75,000	77,279
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (b)	100,000	99,994
Fidelity National Financial, Inc.
4.50%, 08/15/28 (b)	50,000	49,526
Globe Life, Inc.
4.55%, 09/15/28 (b)	75,000	74,518
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (b)	50,000	45,948
Horace Mann Educators Corp.
7.25%, 09/15/28 (b)	50,000	53,819
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Humana, Inc.
1.35%, 02/03/27 (b)	150,000	139,525
3.95%, 03/15/27 (b)	150,000	147,571
5.75%, 12/01/28 (b)	75,000	77,243
3.70%, 03/23/29 (b)	100,000	95,490
3.13%, 08/15/29 (b)	50,000	46,373
Jackson Financial, Inc.
5.17%, 06/08/27 (b)	100,000	100,820
Lincoln National Corp.
3.63%, 12/12/26 (b)	100,000	97,821
Loews Corp.
3.75%, 04/01/26 (b)	100,000	98,899
Manulife Financial Corp.
4.15%, 03/04/26	200,000	199,044
4.06%, 02/24/32 (b)(c)	100,000	97,856
Markel Group, Inc.
3.50%, 11/01/27 (b)	75,000	72,607
3.35%, 09/17/29 (b)	100,000	94,388
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (b)	50,000	49,566
4.38%, 03/15/29 (b)	150,000	148,993
Mercury General Corp.
4.40%, 03/15/27 (b)	100,000	98,502
MGIC Investment Corp.
5.25%, 08/15/28 (b)	100,000	99,066
NMI Holdings, Inc.
6.00%, 08/15/29 (b)	50,000	50,950
Old Republic International Corp.
3.88%, 08/26/26 (b)	100,000	98,438
PartnerRe Finance B LLC
3.70%, 07/02/29 (b)	75,000	71,555
Principal Financial Group, Inc.
3.70%, 05/15/29 (b)	75,000	72,124
Progressive Corp.
2.45%, 01/15/27	100,000	96,088
2.50%, 03/15/27 (b)	100,000	95,868
4.00%, 03/01/29 (b)	100,000	98,272
Prudential Financial, Inc.
1.50%, 03/10/26 (b)	100,000	96,331
4.50%, 09/15/47 (b)(c)	100,000	97,062
5.70%, 09/15/48 (b)(c)	150,000	150,021
Radian Group, Inc.
4.88%, 03/15/27 (b)	150,000	149,128
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (b)	75,000	72,307
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (b)	75,000	71,435
SiriusPoint Ltd.
7.00%, 04/05/29 (b)	75,000	77,404
Trinity Acquisition PLC
4.40%, 03/15/26 (b)	100,000	99,388
UnitedHealth Group, Inc.
3.70%, 12/15/25	100,000	99,237
1.25%, 01/15/26	100,000	96,511
3.10%, 03/15/26	200,000	197,024
3.45%, 01/15/27	100,000	98,129
3.70%, 05/15/27 (b)	200,000	196,932
2.95%, 10/15/27	150,000	144,369
5.25%, 02/15/28 (b)	200,000	204,852
3.85%, 06/15/28	150,000	147,276
3.88%, 12/15/28	100,000	97,879
4.25%, 01/15/29 (b)	200,000	198,330
4.70%, 04/15/29 (b)	75,000	75,598

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/15/29 (b)	125,000	122,612
2.88%, 08/15/29	50,000	46,569
Voya Financial, Inc.
3.65%, 06/15/26	100,000	98,305
4.70%, 01/23/48 (b)(c)	50,000	46,588
Willis North America, Inc.
4.65%, 06/15/27 (b)	150,000	149,703
4.50%, 09/15/28 (b)	100,000	99,221
2.95%, 09/15/29 (b)	100,000	92,130
		11,628,916
REITs 0.7%
Agree LP
2.00%, 06/15/28 (b)	100,000	91,000
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (b)	50,000	49,727
3.95%, 01/15/27 (b)	100,000	98,521
3.95%, 01/15/28 (b)	100,000	97,879
American Homes 4 Rent LP
4.25%, 02/15/28 (b)	100,000	98,469
4.90%, 02/15/29 (b)	50,000	50,137
AvalonBay Communities, Inc.
3.35%, 05/15/27 (b)	100,000	97,270
3.20%, 01/15/28 (b)	100,000	96,193
1.90%, 12/01/28 (b)	75,000	67,652
3.30%, 06/01/29 (b)	100,000	94,694
Boston Properties LP
3.65%, 02/01/26 (b)	100,000	98,505
2.75%, 10/01/26 (b)	200,000	192,180
6.75%, 12/01/27 (b)	100,000	104,860
4.50%, 12/01/28 (b)	150,000	146,992
3.40%, 06/21/29 (b)	100,000	92,650
Brixmor Operating Partnership LP
4.13%, 06/15/26 (b)	100,000	99,201
3.90%, 03/15/27 (b)	75,000	73,496
4.13%, 05/15/29 (b)	100,000	96,825
Camden Property Trust
5.85%, 11/03/26 (b)	75,000	76,849
4.10%, 10/15/28 (b)	50,000	49,137
3.15%, 07/01/29 (b)	75,000	70,560
COPT Defense Properties LP
2.25%, 03/15/26 (b)	100,000	96,768
2.00%, 01/15/29 (b)	75,000	66,404
CubeSmart LP
3.13%, 09/01/26 (b)	100,000	97,172
2.25%, 12/15/28 (b)	100,000	90,891
Digital Realty Trust LP
3.70%, 08/15/27 (b)	200,000	195,116
5.55%, 01/15/28 (b)	150,000	153,652
4.45%, 07/15/28 (b)	100,000	99,120
DOC Dr. LLC
3.95%, 01/15/28 (b)	100,000	97,838
EPR Properties
4.75%, 12/15/26 (b)	100,000	99,481
4.50%, 06/01/27 (b)	100,000	98,533
3.75%, 08/15/29 (b)	150,000	139,719
ERP Operating LP
2.85%, 11/01/26 (b)	100,000	97,008
3.50%, 03/01/28 (b)	100,000	97,251
3.00%, 07/01/29 (b)	150,000	140,026
Essex Portfolio LP
3.38%, 04/15/26 (b)	75,000	73,694
1.70%, 03/01/28 (b)	100,000	90,999
4.00%, 03/01/29 (b)	75,000	72,711
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Extra Space Storage LP
3.50%, 07/01/26 (b)	100,000	98,210
5.70%, 04/01/28 (b)	100,000	103,118
3.90%, 04/01/29 (b)	150,000	144,621
Federal Realty OP LP
1.25%, 02/15/26 (b)	150,000	143,763
5.38%, 05/01/28 (b)	50,000	50,931
Healthcare Realty Holdings LP
3.50%, 08/01/26 (b)	50,000	48,919
3.75%, 07/01/27 (b)	75,000	72,947
Healthpeak OP LLC
3.25%, 07/15/26 (b)	100,000	97,794
2.13%, 12/01/28 (b)	75,000	68,081
3.50%, 07/15/29 (b)	75,000	71,147
Highwoods Realty LP
4.13%, 03/15/28 (b)	100,000	96,252
Host Hotels & Resorts LP
4.50%, 02/01/26 (b)	100,000	99,550
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (b)	100,000	91,246
Kilroy Realty LP
4.75%, 12/15/28 (b)	75,000	73,838
4.25%, 08/15/29 (b)	50,000	47,547
Kimco Realty OP LLC
3.80%, 04/01/27 (b)	100,000	98,201
1.90%, 03/01/28 (b)	100,000	91,778
LXP Industrial Trust
6.75%, 11/15/28 (b)	50,000	52,873
Mid-America Apartments LP
3.60%, 06/01/27 (b)	150,000	146,914
3.95%, 03/15/29 (b)	100,000	97,498
NNN REIT, Inc.
3.50%, 10/15/27 (b)	100,000	97,117
4.30%, 10/15/28 (b)	100,000	98,667
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (b)	100,000	100,185
4.50%, 04/01/27 (b)	150,000	148,404
4.75%, 01/15/28 (b)	50,000	49,689
3.63%, 10/01/29 (b)	75,000	70,055
Piedmont Operating Partnership LP
9.25%, 07/20/28 (b)	100,000	110,414
6.88%, 07/15/29 (b)	75,000	77,435
Prologis LP
3.25%, 06/30/26 (b)	100,000	98,215
2.13%, 04/15/27 (b)	100,000	94,848
4.88%, 06/15/28 (b)	100,000	101,304
3.88%, 09/15/28 (b)	100,000	97,775
4.00%, 09/15/28 (b)	75,000	73,632
4.38%, 02/01/29 (b)	75,000	74,621
Public Storage Operating Co.
0.88%, 02/15/26 (b)	50,000	47,919
1.50%, 11/09/26 (b)	100,000	94,578
1.85%, 05/01/28 (b)	100,000	91,896
1.95%, 11/09/28 (b)	75,000	68,174
5.13%, 01/15/29 (b)	100,000	102,369
Realty Income Corp.
4.88%, 06/01/26 (b)	150,000	150,469
4.13%, 10/15/26 (b)	150,000	148,611
3.00%, 01/15/27 (b)	150,000	145,264
3.95%, 08/15/27 (b)	150,000	148,126
3.65%, 01/15/28 (b)	100,000	97,268
2.10%, 03/15/28 (b)	75,000	69,208
4.75%, 02/15/29 (b)	75,000	75,198
3.25%, 06/15/29 (b)	75,000	70,743
4.00%, 07/15/29 (b)	75,000	73,031

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regency Centers LP
3.60%, 02/01/27 (b)	150,000	146,679
2.95%, 09/15/29 (b)	75,000	69,572
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (b)	50,000	53,574
Sabra Health Care LP
5.13%, 08/15/26 (b)	100,000	100,170
3.90%, 10/15/29 (b)	75,000	70,689
Simon Property Group LP
3.30%, 01/15/26 (b)	100,000	98,612
3.25%, 11/30/26 (b)	150,000	146,343
1.38%, 01/15/27 (b)	150,000	140,581
3.38%, 06/15/27 (b)	100,000	97,468
3.38%, 12/01/27 (b)	100,000	97,161
1.75%, 02/01/28 (b)	50,000	46,004
2.45%, 09/13/29 (b)	150,000	136,135
Store Capital LLC
4.50%, 03/15/28 (b)	50,000	48,778
4.63%, 03/15/29 (b)	75,000	72,858
Sun Communities Operating LP
2.30%, 11/01/28 (b)	50,000	45,408
5.50%, 01/15/29 (b)	75,000	75,983
Tanger Properties LP
3.13%, 09/01/26 (b)	100,000	96,775
UDR, Inc.
3.50%, 07/01/27 (b)	150,000	145,470
4.40%, 01/26/29 (b)	50,000	49,136
Ventas Realty LP
4.13%, 01/15/26 (b)	100,000	99,333
3.25%, 10/15/26 (b)	100,000	97,246
4.00%, 03/01/28 (b)	100,000	97,927
4.40%, 01/15/29 (b)	100,000	98,556
Welltower OP LLC
4.25%, 04/01/26 (b)	100,000	99,391
2.70%, 02/15/27 (b)	100,000	96,352
4.25%, 04/15/28 (b)	102,000	100,656
4.13%, 03/15/29 (b)	75,000	73,351
		10,719,831
		164,322,070

Industrial 12.4%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
4.60%, 02/08/29 (b)	100,000	100,687
Albemarle Corp.
4.65%, 06/01/27 (b)	150,000	149,395
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (b)	200,000	184,388
ArcelorMittal SA
4.55%, 03/11/26	100,000	99,406
6.55%, 11/29/27 (b)	200,000	209,432
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	175,000	175,593
5.25%, 09/08/26	100,000	101,196
4.75%, 02/28/28 (b)	175,000	176,167
5.10%, 09/08/28 (b)	150,000	152,896
Cabot Corp.
4.00%, 07/01/29 (b)	75,000	72,450
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (b)	150,000	140,177
6.17%, 07/15/27 (b)	300,000	306,249
6.35%, 11/15/28 (b)	100,000	103,551
6.33%, 07/15/29 (b)	100,000	103,452
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (b)	200,000	192,254
Dow Chemical Co.
4.80%, 11/30/28 (b)	100,000	100,481
7.38%, 11/01/29	125,000	139,019
DuPont de Nemours, Inc.
4.73%, 11/15/28 (b)	350,000	353,125
Eastman Chemical Co.
5.00%, 08/01/29 (b)	50,000	50,462
Ecolab, Inc.
2.70%, 11/01/26 (b)	200,000	193,720
3.25%, 12/01/27 (b)	150,000	144,774
FMC Corp.
3.20%, 10/01/26 (b)	150,000	145,603
3.45%, 10/01/29 (b)	75,000	69,728
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (b)	100,000	100,223
4.13%, 03/01/28 (b)	100,000	97,831
5.25%, 09/01/29 (b)	100,000	100,936
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	85,554
Huntsman International LLC
4.50%, 05/01/29 (b)	100,000	96,390
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (b)	75,000	74,072
Kinross Gold Corp.
4.50%, 07/15/27 (b)	100,000	99,476
Linde, Inc.
4.70%, 12/05/25 (b)	100,000	100,254
3.20%, 01/30/26 (b)	100,000	98,646
Mosaic Co.
4.05%, 11/15/27 (b)	150,000	147,385
5.38%, 11/15/28 (b)	50,000	51,153
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26	100,000	100,673
Nucor Corp.
4.30%, 05/23/27 (b)	100,000	99,625
3.95%, 05/01/28 (b)	100,000	98,292
Nutrien Ltd.
4.90%, 03/27/28 (b)	125,000	126,081
4.20%, 04/01/29 (b)	175,000	171,785
Packaging Corp. of America
3.40%, 12/15/27 (b)	100,000	96,535
PPG Industries, Inc.
1.20%, 03/15/26 (b)	200,000	191,220
2.80%, 08/15/29 (b)	50,000	46,053
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	162,546
RPM International, Inc.
3.75%, 03/15/27 (b)	100,000	97,937
Sherwin-Williams Co.
3.95%, 01/15/26 (b)	50,000	49,652
3.45%, 06/01/27 (b)	300,000	292,365
4.55%, 03/01/28 (b)	50,000	50,047
2.95%, 08/15/29 (b)	50,000	46,368
Steel Dynamics, Inc.
1.65%, 10/15/27 (b)	100,000	92,108
Suzano Austria GmbH
6.00%, 01/15/29 (b)	200,000	203,442
Suzano International Finance BV
5.50%, 01/17/27	200,000	201,822
Westlake Corp.
3.60%, 08/15/26 (b)	150,000	147,138

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Weyerhaeuser Co.
4.75%, 05/15/26	100,000	100,098
4.00%, 11/15/29 (b)	100,000	96,485
WRKCo, Inc.
4.65%, 03/15/26 (b)	200,000	200,070
4.00%, 03/15/28 (b)	100,000	97,594
3.90%, 06/01/28 (b)	100,000	97,218
		7,381,279
Capital Goods 1.4%
3M Co.
2.25%, 09/19/26 (b)	100,000	95,958
2.88%, 10/15/27 (b)	200,000	191,564
3.63%, 09/14/28 (b)	100,000	97,064
3.38%, 03/01/29 (b)	100,000	95,331
2.38%, 08/26/29 (b)	125,000	113,298
AGCO Corp.
5.45%, 03/21/27 (b)	75,000	75,983
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (b)	100,000	96,720
Amcor Finance USA, Inc.
3.63%, 04/28/26 (b)	100,000	98,380
4.50%, 05/15/28 (b)	100,000	98,915
Amcor Group Finance PLC
5.45%, 05/23/29 (b)	75,000	76,464
Amphenol Corp.
5.05%, 04/05/29 (b)	75,000	76,325
4.35%, 06/01/29 (b)	75,000	74,228
Avery Dennison Corp.
4.88%, 12/06/28 (b)	75,000	75,472
Berry Global, Inc.
1.57%, 01/15/26 (b)	250,000	241,062
1.65%, 01/15/27 (b)	100,000	93,719
5.50%, 04/15/28 (b)	100,000	101,647
Boeing Co.
2.75%, 02/01/26 (b)	100,000	97,322
2.20%, 02/04/26 (b)	800,000	773,568
3.10%, 05/01/26 (b)	150,000	145,714
2.25%, 06/15/26 (b)	200,000	191,472
2.70%, 02/01/27 (b)	200,000	190,210
5.04%, 05/01/27 (b)	300,000	300,231
6.26%, 05/01/27 (b)(d)	150,000	153,769
3.25%, 02/01/28 (b)	150,000	141,792
3.25%, 03/01/28 (b)	100,000	94,157
3.20%, 03/01/29 (b)	150,000	138,582
6.30%, 05/01/29 (b)(d)	150,000	156,492
Carlisle Cos., Inc.
3.75%, 12/01/27 (b)	100,000	97,572
Carrier Global Corp.
2.49%, 02/15/27 (b)	125,000	119,705
Caterpillar Financial Services Corp.
0.90%, 03/02/26	250,000	239,530
4.35%, 05/15/26	200,000	199,930
1.15%, 09/14/26	150,000	141,906
4.45%, 10/16/26	100,000	100,086
5.00%, 05/14/27	200,000	202,906
3.60%, 08/12/27	200,000	196,532
1.10%, 09/14/27	200,000	183,830
4.40%, 10/15/27	50,000	50,088
4.85%, 02/27/29	150,000	152,254
4.38%, 08/16/29	50,000	49,820
4.70%, 11/15/29	150,000	151,158
Caterpillar, Inc.
2.60%, 09/19/29 (b)	100,000	92,116
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNH Industrial Capital LLC
1.88%, 01/15/26 (b)	200,000	193,584
1.45%, 07/15/26 (b)	150,000	142,416
5.10%, 04/20/29 (b)	100,000	101,237
CNH Industrial NV
3.85%, 11/15/27 (b)	100,000	98,201
CRH SMW Finance DAC
5.20%, 05/21/29 (b)	200,000	203,484
Deere & Co.
5.38%, 10/16/29	75,000	78,107
Eaton Corp.
3.10%, 09/15/27 (b)	100,000	96,725
Emerson Electric Co.
0.88%, 10/15/26 (b)	200,000	187,926
1.80%, 10/15/27 (b)	100,000	93,232
Fortive Corp.
3.15%, 06/15/26 (b)	175,000	170,938
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (b)	100,000	93,594
General Dynamics Corp.
2.13%, 08/15/26 (b)	100,000	96,396
3.50%, 04/01/27 (b)	100,000	98,108
2.63%, 11/15/27 (b)	150,000	142,880
3.75%, 05/15/28 (b)	100,000	97,823
HEICO Corp.
5.25%, 08/01/28 (b)	100,000	101,736
Hexcel Corp.
4.20%, 02/15/27 (b)	150,000	147,324
Honeywell International, Inc.
2.50%, 11/01/26 (b)	300,000	289,860
1.10%, 03/01/27 (b)	100,000	93,140
4.65%, 07/30/27 (b)	100,000	100,774
4.25%, 01/15/29 (b)	100,000	99,733
2.70%, 08/15/29 (b)	50,000	46,370
4.88%, 09/01/29 (b)	100,000	101,818
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	102,701
6.75%, 01/15/28	50,000	52,894
3.00%, 01/15/29 (b)	100,000	93,874
Hubbell, Inc.
3.35%, 03/01/26 (b)	100,000	98,358
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (b)	150,000	144,302
2.04%, 08/16/28 (b)	100,000	90,369
IDEX Corp.
4.95%, 09/01/29 (b)	100,000	100,828
Illinois Tool Works, Inc.
2.65%, 11/15/26 (b)	200,000	193,976
Ingersoll Rand, Inc.
5.40%, 08/14/28 (b)	100,000	102,419
5.18%, 06/15/29 (b)	200,000	203,556
John Deere Capital Corp.
4.80%, 01/09/26	150,000	150,534
0.70%, 01/15/26	150,000	143,883
1.05%, 06/17/26	150,000	142,598
2.25%, 09/14/26	200,000	192,748
1.30%, 10/13/26	150,000	141,825
4.50%, 01/08/27	150,000	150,724
1.70%, 01/11/27	200,000	189,392
1.75%, 03/09/27	200,000	188,784
4.20%, 07/15/27	100,000	99,688
4.15%, 09/15/27	200,000	198,916
4.75%, 01/20/28	200,000	202,258
4.90%, 03/03/28	125,000	126,969
1.50%, 03/06/28	175,000	159,866

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 07/14/28	250,000	254,595
4.50%, 01/16/29	200,000	200,602
3.45%, 03/07/29	150,000	144,246
4.85%, 06/11/29	150,000	152,400
Johnson Controls International PLC
3.90%, 02/14/26 (b)	100,000	98,953
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (b)	100,000	103,326
Kennametal, Inc.
4.63%, 06/15/28 (b)	75,000	74,389
L3Harris Technologies, Inc.
5.40%, 01/15/27	200,000	203,366
4.40%, 06/15/28 (b)	200,000	198,188
5.05%, 06/01/29 (b)	100,000	101,273
Leggett & Platt, Inc.
4.40%, 03/15/29 (b)	100,000	95,105
Lennox International, Inc.
5.50%, 09/15/28 (b)	100,000	102,626
Lockheed Martin Corp.
3.55%, 01/15/26 (b)	250,000	247,460
5.10%, 11/15/27 (b)	150,000	153,091
4.50%, 02/15/29 (b)	100,000	99,988
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (b)	100,000	96,973
Masco Corp.
1.50%, 02/15/28 (b)	100,000	90,908
Mohawk Industries, Inc.
5.85%, 09/18/28 (b)	100,000	103,537
Nordson Corp.
5.60%, 09/15/28 (b)	75,000	77,468
Northrop Grumman Corp.
3.20%, 02/01/27 (b)	100,000	97,328
3.25%, 01/15/28 (b)	250,000	240,365
4.60%, 02/01/29 (b)	75,000	75,082
nVent Finance SARL
4.55%, 04/15/28 (b)	100,000	99,407
Oshkosh Corp.
4.60%, 05/15/28 (b)	100,000	99,586
Otis Worldwide Corp.
5.25%, 08/16/28 (b)	150,000	153,067
Owens Corning
3.40%, 08/15/26 (b)	150,000	146,767
3.95%, 08/15/29 (b)	50,000	48,301
Parker-Hannifin Corp.
3.25%, 03/01/27 (b)	150,000	145,923
4.25%, 09/15/27 (b)	200,000	198,728
3.25%, 06/14/29 (b)	150,000	142,098
4.50%, 09/15/29 (b)	100,000	99,870
Pentair Finance SARL
4.50%, 07/01/29 (b)	75,000	73,697
Regal Rexnord Corp.
6.05%, 04/15/28 (b)	200,000	205,794
Republic Services, Inc.
3.38%, 11/15/27 (b)	150,000	145,537
3.95%, 05/15/28 (b)	100,000	97,982
4.88%, 04/01/29 (b)	100,000	100,946
Rockwell Automation, Inc.
3.50%, 03/01/29 (b)	75,000	71,808
RTX Corp.
2.65%, 11/01/26 (b)	100,000	96,774
5.75%, 11/08/26 (b)	100,000	102,052
3.50%, 03/15/27 (b)	300,000	292,893
3.13%, 05/04/27 (b)	150,000	144,916
4.13%, 11/16/28 (b)	450,000	442,183
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 01/15/29 (b)	75,000	78,222
7.50%, 09/15/29	100,000	111,942
Snap-on, Inc.
3.25%, 03/01/27 (b)	100,000	97,471
Sonoco Products Co.
4.60%, 09/01/29 (b)	100,000	98,446
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (b)	100,000	98,304
6.00%, 03/06/28 (b)	200,000	208,502
Teledyne Technologies, Inc.
1.60%, 04/01/26 (b)	50,000	48,008
2.25%, 04/01/28 (b)	150,000	138,762
Textron, Inc.
4.00%, 03/15/26 (b)	100,000	99,028
3.65%, 03/15/27 (b)	100,000	97,603
3.90%, 09/17/29 (b)	50,000	48,153
Timken Co.
4.50%, 12/15/28 (b)	75,000	73,744
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (b)	100,000	98,519
3.80%, 03/21/29 (b)	100,000	97,056
Veralto Corp.
5.50%, 09/18/26 (b)	100,000	101,300
5.35%, 09/18/28 (b)	150,000	153,369
Vontier Corp.
1.80%, 04/01/26 (b)	100,000	95,922
2.40%, 04/01/28 (b)	100,000	91,574
Waste Connections, Inc.
4.25%, 12/01/28 (b)	75,000	74,105
Waste Management, Inc.
3.88%, 01/15/29 (b)(d)	350,000	339,839
2.00%, 06/01/29 (b)	200,000	179,795
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (b)	100,000	97,543
4.70%, 09/15/28 (b)(f)	200,000	199,564
Xylem, Inc.
3.25%, 11/01/26 (b)	100,000	97,486
1.95%, 01/30/28 (b)	100,000	92,674
		21,046,269
Communications 1.3%
America Movil SAB de CV
3.63%, 04/22/29 (b)	200,000	190,428
American Tower Corp.
4.40%, 02/15/26 (b)	150,000	149,339
1.60%, 04/15/26 (b)	100,000	95,908
1.45%, 09/15/26 (b)	150,000	141,678
3.38%, 10/15/26 (b)	150,000	146,409
2.75%, 01/15/27 (b)	200,000	192,328
3.13%, 01/15/27 (b)	100,000	97,032
3.65%, 03/15/27 (b)	100,000	97,769
3.60%, 01/15/28 (b)	200,000	193,592
5.25%, 07/15/28 (b)	100,000	101,638
5.80%, 11/15/28 (b)	100,000	103,588
5.20%, 02/15/29 (b)	100,000	101,614
3.95%, 03/15/29 (b)	100,000	96,854
3.80%, 08/15/29 (b)	200,000	191,826
AT&T, Inc.
3.88%, 01/15/26 (b)	50,000	49,545
1.70%, 03/25/26 (b)	100,000	96,275
3.80%, 02/15/27 (b)	150,000	147,525
4.25%, 03/01/27 (b)	200,000	198,704
2.30%, 06/01/27 (b)	400,000	378,372
1.65%, 02/01/28 (b)	300,000	273,957

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 02/15/28 (b)	250,000	246,400
4.35%, 03/01/29 (b)	475,000	470,416
British Telecommunications PLC
5.13%, 12/04/28 (b)	200,000	202,844
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (b)	150,000	153,234
3.75%, 02/15/28 (b)	150,000	144,063
4.20%, 03/15/28 (b)	175,000	170,089
2.25%, 01/15/29 (b)	200,000	177,826
5.05%, 03/30/29 (b)	225,000	223,056
6.10%, 06/01/29 (b)	200,000	205,938
Comcast Corp.
3.15%, 03/01/26 (b)	250,000	246,012
2.35%, 01/15/27 (b)	200,000	191,398
3.30%, 02/01/27 (b)	200,000	195,216
3.30%, 04/01/27 (b)	150,000	146,273
5.35%, 11/15/27 (b)	150,000	153,601
3.15%, 02/15/28 (b)	150,000	143,897
3.55%, 05/01/28 (b)	150,000	145,349
4.15%, 10/15/28 (b)	600,000	591,624
4.55%, 01/15/29 (b)	100,000	100,147
5.10%, 06/01/29 (b)	100,000	102,177
Crown Castle, Inc.
4.45%, 02/15/26 (b)	150,000	149,422
3.70%, 06/15/26 (b)	200,000	196,834
1.05%, 07/15/26 (b)	50,000	47,129
2.90%, 03/15/27 (b)	150,000	144,258
3.65%, 09/01/27 (b)	150,000	145,877
5.00%, 01/11/28 (b)	150,000	151,014
3.80%, 02/15/28 (b)	100,000	97,028
4.80%, 09/01/28 (b)	100,000	99,804
5.60%, 06/01/29 (b)	100,000	102,972
4.90%, 09/01/29 (b)	200,000	200,008
Discovery Communications LLC
4.90%, 03/11/26 (b)	100,000	99,649
3.95%, 03/20/28 (b)	300,000	287,157
4.13%, 05/15/29 (b)	200,000	189,384
Fox Corp.
4.71%, 01/25/29 (b)	300,000	300,072
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (b)	100,000	99,819
Meta Platforms, Inc.
3.50%, 08/15/27 (b)	225,000	220,309
4.60%, 05/15/28 (b)	275,000	277,409
4.30%, 08/15/29 (b)	100,000	99,691
Netflix, Inc.
4.38%, 11/15/26	175,000	174,851
4.88%, 04/15/28	250,000	252,650
5.88%, 11/15/28	300,000	313,893
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (b)	150,000	147,968
Paramount Global
2.90%, 01/15/27 (b)	200,000	191,684
3.70%, 06/01/28 (b)	100,000	94,960
Rogers Communications, Inc.
3.63%, 12/15/25 (b)	150,000	148,170
3.20%, 03/15/27 (b)	200,000	193,426
5.00%, 02/15/29 (b)	200,000	201,162
Sprint Capital Corp.
6.88%, 11/15/28	400,000	429,824
Sprint LLC
7.63%, 03/01/26 (b)	250,000	256,520
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (b)	200,000	195,788
4.95%, 03/28/28 (b)	100,000	100,921
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	246,892
TELUS Corp.
2.80%, 02/16/27 (b)	100,000	95,923
3.70%, 09/15/27 (b)	100,000	97,232
T-Mobile USA, Inc.
1.50%, 02/15/26 (b)	200,000	192,496
2.25%, 02/15/26 (b)	300,000	291,429
2.63%, 04/15/26 (b)	200,000	194,630
3.75%, 04/15/27 (b)	650,000	636,967
5.38%, 04/15/27 (b)	100,000	100,556
2.05%, 02/15/28 (b)	250,000	230,847
4.95%, 03/15/28 (b)	150,000	151,287
4.80%, 07/15/28 (b)	150,000	150,522
4.85%, 01/15/29 (b)	150,000	150,999
2.63%, 02/15/29 (b)	150,000	137,973
2.40%, 03/15/29 (b)	75,000	68,177
3.38%, 04/15/29 (b)	300,000	283,740
4.20%, 10/01/29 (b)	100,000	97,862
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	200,000	196,472
1.85%, 07/30/26	150,000	143,730
2.95%, 06/15/27	150,000	144,782
Verizon Communications, Inc.
2.63%, 08/15/26	300,000	292,413
4.13%, 03/16/27	300,000	297,306
3.00%, 03/22/27 (b)	150,000	145,037
2.10%, 03/22/28 (b)	350,000	322,959
4.33%, 09/21/28	500,000	495,520
3.88%, 02/08/29 (b)	100,000	97,387
Walt Disney Co.
1.75%, 01/13/26	300,000	291,213
2.20%, 01/13/28	100,000	93,775
2.00%, 09/01/29 (b)	300,000	268,500
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (b)	600,000	581,178
4.05%, 03/15/29 (b)	225,000	212,940
		19,374,338
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (b)	400,000	385,904
Amazon.com, Inc.
4.60%, 12/01/25	250,000	250,612
1.00%, 05/12/26 (b)	450,000	429,412
3.30%, 04/13/27 (b)	350,000	342,177
1.20%, 06/03/27 (b)	200,000	185,616
3.15%, 08/22/27 (b)	525,000	509,539
4.55%, 12/01/27 (b)	300,000	302,172
1.65%, 05/12/28 (b)	350,000	320,334
American Honda Finance Corp.
4.95%, 01/09/26	100,000	100,384
5.25%, 07/07/26	200,000	202,128
1.30%, 09/09/26	200,000	189,002
2.35%, 01/08/27	150,000	143,660
4.90%, 03/12/27	98,000	98,867
4.45%, 10/22/27	100,000	99,682
4.70%, 01/12/28	100,000	100,739
2.00%, 03/24/28	100,000	92,298
5.13%, 07/07/28	150,000	152,793
5.65%, 11/15/28	150,000	155,802
2.25%, 01/12/29	100,000	91,181

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/13/29	125,000	126,369
4.40%, 09/05/29	100,000	98,922
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29 (b)	200,000	195,780
AutoNation, Inc.
1.95%, 08/01/28 (b)	50,000	44,941
AutoZone, Inc.
3.75%, 06/01/27 (b)	200,000	196,012
4.50%, 02/01/28 (b)	100,000	99,742
6.25%, 11/01/28 (b)	100,000	105,536
5.10%, 07/15/29 (b)	100,000	101,619
Best Buy Co., Inc.
4.45%, 10/01/28 (b)	75,000	74,447
Block Financial LLC
2.50%, 07/15/28 (b)	75,000	68,713
Booking Holdings, Inc.
3.60%, 06/01/26 (b)	250,000	246,752
BorgWarner, Inc.
2.65%, 07/01/27 (b)	200,000	190,866
4.95%, 08/15/29 (b)	50,000	50,156
CBRE Services, Inc.
4.88%, 03/01/26 (b)	150,000	150,076
Costco Wholesale Corp.
3.00%, 05/18/27 (b)	100,000	97,394
1.38%, 06/20/27 (b)	250,000	232,517
Darden Restaurants, Inc.
3.85%, 05/01/27 (b)	150,000	146,862
Dollar General Corp.
3.88%, 04/15/27 (b)	100,000	97,950
4.63%, 11/01/27 (b)	100,000	99,538
4.13%, 05/01/28 (b)	100,000	97,806
Dollar Tree, Inc.
4.20%, 05/15/28 (b)	200,000	195,704
DR Horton, Inc.
1.30%, 10/15/26 (b)	200,000	188,108
eBay, Inc.
1.40%, 05/10/26 (b)	200,000	190,934
3.60%, 06/05/27 (b)	150,000	146,822
Expedia Group, Inc.
5.00%, 02/15/26 (b)	100,000	100,185
4.63%, 08/01/27 (b)	150,000	149,874
3.80%, 02/15/28 (b)	150,000	145,793
Ford Motor Co.
4.35%, 12/08/26 (b)	250,000	246,727
Ford Motor Credit Co. LLC
4.39%, 01/08/26	200,000	198,206
6.95%, 06/10/26 (b)	200,000	204,702
4.54%, 08/01/26 (b)	200,000	197,764
2.70%, 08/10/26 (b)	200,000	191,844
4.27%, 01/09/27 (b)	200,000	196,414
5.80%, 03/05/27 (b)	200,000	202,464
5.85%, 05/17/27 (b)	200,000	202,940
4.95%, 05/28/27 (b)	250,000	248,530
4.13%, 08/17/27 (b)	200,000	194,368
7.35%, 11/04/27 (b)	250,000	263,810
2.90%, 02/16/28 (b)	200,000	185,842
6.80%, 05/12/28 (b)	250,000	260,900
6.80%, 11/07/28 (b)	200,000	209,488
2.90%, 02/10/29 (b)	200,000	180,944
5.80%, 03/08/29 (b)	200,000	202,124
5.11%, 05/03/29 (b)	200,000	196,746
5.30%, 09/06/29 (b)	200,000	198,124
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Co.
6.80%, 10/01/27 (b)	200,000	209,978
5.00%, 10/01/28 (b)	100,000	100,562
5.40%, 10/15/29 (b)	100,000	101,718
General Motors Financial Co., Inc.
1.25%, 01/08/26 (b)	200,000	192,408
5.25%, 03/01/26 (b)	200,000	200,882
5.40%, 04/06/26	250,000	251,807
1.50%, 06/10/26 (b)	200,000	190,412
4.00%, 10/06/26 (b)	200,000	197,406
4.35%, 01/17/27 (b)	150,000	148,652
2.35%, 02/26/27 (b)	250,000	237,210
5.00%, 04/09/27 (b)	300,000	301,359
2.70%, 08/20/27 (b)	200,000	189,478
6.00%, 01/09/28 (b)	150,000	155,049
2.40%, 04/10/28 (b)	200,000	184,898
5.80%, 06/23/28 (b)	200,000	205,744
2.40%, 10/15/28 (b)	200,000	182,770
5.80%, 01/07/29 (b)	250,000	257,250
4.30%, 04/06/29 (b)	150,000	146,094
5.55%, 07/15/29 (b)	250,000	255,710
4.90%, 10/06/29 (b)	150,000	149,426
Genuine Parts Co.
6.50%, 11/01/28 (b)	75,000	79,496
4.95%, 08/15/29 (b)	100,000	100,015
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (b)	150,000	150,258
5.75%, 06/01/28 (b)	50,000	50,885
5.30%, 01/15/29 (b)	100,000	100,296
Home Depot, Inc.
5.10%, 12/24/25	150,000	151,150
3.00%, 04/01/26 (b)	200,000	196,484
5.15%, 06/25/26	200,000	202,368
2.13%, 09/15/26 (b)	150,000	144,174
2.50%, 04/15/27 (b)	200,000	191,836
4.88%, 06/25/27 (b)	150,000	151,920
2.80%, 09/14/27 (b)	200,000	192,256
0.90%, 03/15/28 (b)	100,000	89,730
1.50%, 09/15/28 (b)	150,000	135,060
3.90%, 12/06/28 (b)	150,000	147,429
2.95%, 06/15/29 (b)	350,000	328,104
4.75%, 06/25/29 (b)	200,000	202,378
Honda Motor Co. Ltd.
2.53%, 03/10/27 (b)	250,000	239,935
Hyatt Hotels Corp.
4.85%, 03/15/26 (b)	100,000	100,028
4.38%, 09/15/28 (b)	100,000	98,294
JD.com, Inc.
3.88%, 04/29/26	200,000	197,408
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (b)	75,000	80,491
Las Vegas Sands Corp.
3.50%, 08/18/26 (b)	200,000	194,862
5.90%, 06/01/27 (b)	100,000	101,649
3.90%, 08/08/29 (b)	50,000	46,916
6.00%, 08/15/29 (b)	50,000	51,225
Lear Corp.
3.80%, 09/15/27 (b)	150,000	146,310
Lennar Corp.
5.00%, 06/15/27 (b)	100,000	100,798
4.75%, 11/29/27 (b)	150,000	150,564
LKQ Corp.
5.75%, 06/15/28 (b)	100,000	102,297
Lowe's Cos., Inc.
4.80%, 04/01/26 (b)	150,000	150,430
3.35%, 04/01/27 (b)	100,000	97,365

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 05/03/27 (b)	300,000	290,079
1.30%, 04/15/28 (b)	200,000	179,796
1.70%, 09/15/28 (b)	150,000	135,105
6.50%, 03/15/29	100,000	107,645
3.65%, 04/05/29 (b)	200,000	192,276
Marriott International, Inc.
3.13%, 06/15/26 (b)	200,000	195,478
5.45%, 09/15/26 (b)	75,000	76,095
5.00%, 10/15/27 (b)	150,000	151,747
4.00%, 04/15/28 (b)	100,000	98,111
5.55%, 10/15/28 (b)	100,000	103,180
4.88%, 05/15/29 (b)	150,000	151,102
McDonald's Corp.
3.70%, 01/30/26 (b)	350,000	347,130
3.50%, 03/01/27 (b)	200,000	195,598
3.80%, 04/01/28 (b)	200,000	195,850
4.80%, 08/14/28 (b)	200,000	201,790
2.63%, 09/01/29 (b)	100,000	92,119
NIKE, Inc.
2.38%, 11/01/26 (b)	100,000	96,430
2.75%, 03/27/27 (b)	150,000	144,959
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	150,000	147,816
3.60%, 09/01/27 (b)	100,000	97,439
4.35%, 06/01/28 (b)	100,000	99,249
3.90%, 06/01/29 (b)	75,000	72,704
PACCAR Financial Corp.
4.45%, 03/30/26	100,000	100,082
2.00%, 02/04/27	200,000	190,006
4.45%, 08/06/27	50,000	50,123
4.60%, 01/10/28	100,000	100,817
4.95%, 08/10/28	100,000	101,809
4.60%, 01/31/29	150,000	151,036
Ross Stores, Inc.
0.88%, 04/15/26 (b)	100,000	95,000
Sands China Ltd.
3.80%, 01/08/26 (b)(g)	200,000	196,090
2.30%, 03/08/27 (b)(g)	200,000	186,100
5.40%, 08/08/28 (b)(g)	300,000	297,555
Starbucks Corp.
2.45%, 06/15/26 (b)	150,000	145,470
2.00%, 03/12/27 (b)	100,000	94,675
3.50%, 03/01/28 (b)	200,000	194,476
4.00%, 11/15/28 (b)	150,000	146,930
3.55%, 08/15/29 (b)	50,000	47,919
Tapestry, Inc.
4.13%, 07/15/27 (b)	75,000	73,605
Target Corp.
2.50%, 04/15/26	50,000	48,898
1.95%, 01/15/27 (b)	150,000	142,883
3.38%, 04/15/29 (b)	200,000	191,694
TJX Cos., Inc.
2.25%, 09/15/26 (b)	175,000	168,667
1.15%, 05/15/28 (b)	100,000	89,851
Toll Brothers Finance Corp.
4.88%, 03/15/27 (b)	100,000	100,214
Toyota Motor Corp.
1.34%, 03/25/26 (b)	150,000	143,994
3.67%, 07/20/28	150,000	147,219
2.76%, 07/02/29	100,000	93,235
Toyota Motor Credit Corp.
0.80%, 01/09/26	100,000	96,054
5.20%, 05/15/26	50,000	50,521
1.13%, 06/18/26	200,000	190,358
4.55%, 08/07/26	50,000	50,083
5.00%, 08/14/26	200,000	201,872
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 01/11/27	200,000	195,228
1.90%, 01/13/27	50,000	47,488
5.00%, 03/19/27	150,000	151,840
3.05%, 03/22/27	300,000	291,270
4.55%, 09/20/27	200,000	200,762
4.35%, 10/08/27	100,000	99,785
5.45%, 11/10/27	150,000	154,273
3.05%, 01/11/28	100,000	95,888
4.63%, 01/12/28	200,000	201,092
5.25%, 09/11/28	200,000	205,212
4.65%, 01/05/29	150,000	150,817
3.65%, 01/08/29	100,000	96,852
5.05%, 05/16/29	150,000	152,934
4.45%, 06/29/29	250,000	249,140
4.55%, 08/09/29	100,000	99,961
UL Solutions, Inc.
6.50%, 10/20/28 (b)(d)	75,000	78,915
VICI Properties LP
4.75%, 02/15/28 (b)	200,000	199,232
Walmart, Inc.
3.05%, 07/08/26 (b)	200,000	196,218
1.05%, 09/17/26 (b)	100,000	94,480
3.95%, 09/09/27 (b)	200,000	198,644
3.90%, 04/15/28 (b)	250,000	247,517
3.70%, 06/26/28 (b)	250,000	246,162
1.50%, 09/22/28 (b)	200,000	181,206
2.38%, 09/24/29 (b)	100,000	92,329
		31,091,060
Consumer Non-Cyclical 3.1%
Abbott Laboratories
3.75%, 11/30/26 (b)	150,000	148,367
1.15%, 01/30/28 (b)	350,000	318,472
AbbVie, Inc.
3.20%, 05/14/26 (b)	350,000	343,675
2.95%, 11/21/26 (b)	600,000	582,846
4.80%, 03/15/27 (b)	300,000	302,322
4.25%, 11/14/28 (b)	100,000	99,399
4.80%, 03/15/29 (b)	400,000	403,628
3.20%, 11/21/29 (b)	725,000	680,086
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (b)	75,000	73,360
Agilent Technologies, Inc.
4.20%, 09/09/27 (b)	100,000	99,196
2.75%, 09/15/29 (b)	100,000	91,710
Ahold Finance USA LLC
6.88%, 05/01/29	200,000	217,186
Altria Group, Inc.
4.40%, 02/14/26 (b)	100,000	99,677
2.63%, 09/16/26 (b)	100,000	96,644
6.20%, 11/01/28 (b)	100,000	105,082
4.80%, 02/14/29 (b)	300,000	299,754
Amgen, Inc.
5.51%, 03/02/26 (b)	225,000	225,013
2.60%, 08/19/26 (b)	200,000	193,452
2.20%, 02/21/27 (b)	200,000	190,092
3.20%, 11/02/27 (b)	200,000	193,196
5.15%, 03/02/28 (b)	600,000	609,276
1.65%, 08/15/28 (b)	150,000	135,165
3.00%, 02/22/29 (b)	100,000	93,843
4.05%, 08/18/29 (b)	100,000	97,352
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (b)	200,000	197,744
4.75%, 01/23/29 (b)	600,000	606,006
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (b)	150,000	145,019

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Astrazeneca Finance LLC
1.20%, 05/28/26 (b)	250,000	238,587
4.80%, 02/26/27 (b)	100,000	100,928
4.88%, 03/03/28 (b)	200,000	202,618
1.75%, 05/28/28 (b)	200,000	182,510
4.85%, 02/26/29 (b)	200,000	202,540
AstraZeneca PLC
0.70%, 04/08/26 (b)	100,000	95,205
3.13%, 06/12/27 (b)	100,000	97,196
4.00%, 01/17/29 (b)	200,000	196,710
BAT Capital Corp.
3.22%, 09/06/26 (b)	200,000	194,858
3.56%, 08/15/27 (b)	300,000	291,411
2.26%, 03/25/28 (b)	150,000	138,716
3.46%, 09/06/29 (b)	100,000	94,287
BAT International Finance PLC
1.67%, 03/25/26 (b)	300,000	288,243
4.45%, 03/16/28 (b)	200,000	198,484
5.93%, 02/02/29 (b)	100,000	104,051
Baxter International, Inc.
2.60%, 08/15/26 (b)	100,000	96,566
1.92%, 02/01/27 (b)	300,000	282,771
2.27%, 12/01/28 (b)	150,000	136,173
Becton Dickinson & Co.
3.70%, 06/06/27 (b)	250,000	245,055
4.69%, 02/13/28 (b)	150,000	150,525
4.87%, 02/08/29 (b)	100,000	100,762
Bristol-Myers Squibb Co.
4.95%, 02/20/26	150,000	150,943
3.20%, 06/15/26 (b)	300,000	294,567
4.90%, 02/22/27 (b)	200,000	202,302
1.13%, 11/13/27 (b)	175,000	159,665
3.45%, 11/15/27 (b)	100,000	97,640
3.90%, 02/20/28 (b)	200,000	197,026
4.90%, 02/22/29 (b)	250,000	253,867
3.40%, 07/26/29 (b)	350,000	333,441
Brunswick Corp.
5.85%, 03/18/29 (b)	175,000	179,713
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (b)	150,000	146,453
3.75%, 09/25/27 (b)	75,000	73,382
4.10%, 01/07/28 (b)	100,000	98,407
4.20%, 09/17/29 (b)	100,000	98,114
Campbell's Co.
5.20%, 03/19/27	100,000	101,429
4.15%, 03/15/28 (b)	150,000	147,615
5.20%, 03/21/29 (b)	100,000	101,780
Cardinal Health, Inc.
3.41%, 06/15/27 (b)	175,000	170,051
5.13%, 02/15/29 (b)	100,000	101,434
5.00%, 11/15/29 (b)	100,000	100,631
Cencora, Inc.
3.45%, 12/15/27 (b)	150,000	145,220
Church & Dwight Co., Inc.
3.15%, 08/01/27 (b)	75,000	72,749
Cigna Group
4.50%, 02/25/26 (b)	150,000	149,827
1.25%, 03/15/26 (b)	150,000	143,586
3.40%, 03/01/27 (b)	250,000	243,495
4.38%, 10/15/28 (b)	500,000	495,345
5.00%, 05/15/29 (b)	250,000	253,042
Clorox Co.
3.10%, 10/01/27 (b)	100,000	96,137
3.90%, 05/15/28 (b)	100,000	98,050
4.40%, 05/01/29 (b)	100,000	99,467
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coca-Cola Co.
3.38%, 03/25/27	250,000	245,422
1.45%, 06/01/27	300,000	280,362
1.50%, 03/05/28	100,000	91,729
1.00%, 03/15/28	150,000	135,522
2.13%, 09/06/29	100,000	90,673
Colgate-Palmolive Co.
3.10%, 08/15/27 (b)	150,000	145,871
4.60%, 03/01/28 (b)	100,000	101,973
CommonSpirit Health
3.35%, 10/01/29 (b)	100,000	94,103
Conagra Brands, Inc.
1.38%, 11/01/27 (b)	150,000	136,659
7.00%, 10/01/28	100,000	107,521
4.85%, 11/01/28 (b)	200,000	200,528
Conopco, Inc.
7.25%, 12/15/26	50,000	52,704
Constellation Brands, Inc.
5.00%, 02/02/26 (b)	100,000	99,997
3.70%, 12/06/26 (b)	75,000	73,738
3.50%, 05/09/27 (b)	100,000	97,324
4.35%, 05/09/27 (b)	200,000	198,784
4.65%, 11/15/28 (b)	75,000	74,921
4.80%, 01/15/29 (b)	75,000	75,206
3.15%, 08/01/29 (b)	50,000	46,658
CVS Health Corp.
5.00%, 02/20/26 (b)	100,000	100,162
2.88%, 06/01/26 (b)	300,000	291,489
3.00%, 08/15/26 (b)	150,000	145,536
3.63%, 04/01/27 (b)	50,000	48,729
1.30%, 08/21/27 (b)	400,000	364,432
4.30%, 03/25/28 (b)	700,000	686,742
5.00%, 01/30/29 (b)	200,000	200,618
5.40%, 06/01/29 (b)	300,000	305,136
3.25%, 08/15/29 (b)	150,000	138,786
DH Europe Finance II SARL
2.60%, 11/15/29 (b)	100,000	91,516
Diageo Capital PLC
5.30%, 10/24/27 (b)	200,000	204,750
2.38%, 10/24/29 (b)	200,000	181,478
Edwards Lifesciences Corp.
4.30%, 06/15/28 (b)	100,000	98,586
Eli Lilly & Co.
4.50%, 02/09/27 (b)	150,000	150,682
5.50%, 03/15/27	75,000	77,135
3.10%, 05/15/27 (b)	100,000	97,416
4.15%, 08/14/27 (b)	100,000	99,744
4.50%, 02/09/29 (b)	300,000	301,599
4.20%, 08/14/29 (b)	150,000	148,758
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (b)	125,000	124,316
Flowers Foods, Inc.
3.50%, 10/01/26 (b)	100,000	97,768
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (b)	250,000	257,385
4.80%, 08/14/29 (b)	200,000	200,518
General Mills, Inc.
3.20%, 02/10/27 (b)	150,000	145,713
4.20%, 04/17/28 (b)	200,000	197,306
5.50%, 10/17/28 (b)	100,000	102,925
Gilead Sciences, Inc.
3.65%, 03/01/26 (b)	350,000	345,877
2.95%, 03/01/27 (b)	300,000	290,289
4.80%, 11/15/29 (b)	100,000	100,551

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	300,000	295,080
Haleon U.S. Capital LLC
3.38%, 03/24/27 (b)	250,000	243,395
3.38%, 03/24/29 (b)	250,000	237,347
Hasbro, Inc.
3.55%, 11/19/26 (b)	125,000	122,319
3.50%, 09/15/27 (b)	100,000	97,102
HCA, Inc.
5.88%, 02/15/26 (b)	200,000	201,578
5.25%, 06/15/26 (b)	200,000	200,584
5.38%, 09/01/26 (b)	200,000	201,072
4.50%, 02/15/27 (b)	250,000	248,230
3.13%, 03/15/27 (b)	250,000	240,937
5.20%, 06/01/28 (b)	150,000	151,867
5.63%, 09/01/28 (b)	200,000	204,478
5.88%, 02/01/29 (b)	150,000	154,567
4.13%, 06/15/29 (b)	250,000	241,667
Hershey Co.
2.30%, 08/15/26 (b)	150,000	144,881
Hormel Foods Corp.
1.70%, 06/03/28 (b)	100,000	91,227
Icon Investments Six DAC
5.85%, 05/08/29 (b)	200,000	205,962
Illumina, Inc.
4.65%, 09/09/26	100,000	99,688
5.75%, 12/13/27 (b)	100,000	102,616
Ingredion, Inc.
3.20%, 10/01/26 (b)	75,000	73,048
IQVIA, Inc.
5.70%, 05/15/28 (b)	200,000	204,838
6.25%, 02/01/29 (b)	150,000	156,658
J.M. Smucker Co.
3.38%, 12/15/27 (b)	100,000	96,947
5.90%, 11/15/28 (b)	100,000	104,686
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (b)	200,000	200,868
3.00%, 02/02/29 (b)	200,000	185,002
Johnson & Johnson
2.45%, 03/01/26 (b)	250,000	244,330
2.95%, 03/03/27 (b)	100,000	97,212
0.95%, 09/01/27 (b)	200,000	183,772
2.90%, 01/15/28 (b)	275,000	264,476
4.80%, 06/01/29 (b)	150,000	153,196
6.95%, 09/01/29	100,000	112,488
Kaiser Foundation Hospitals
3.15%, 05/01/27 (b)	150,000	145,845
Kellanova
3.25%, 04/01/26	200,000	196,624
4.30%, 05/15/28 (b)	100,000	98,820
Kenvue, Inc.
5.35%, 03/22/26 (b)	150,000	151,665
5.05%, 03/22/28 (b)	75,000	76,621
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (b)	125,000	126,578
3.43%, 06/15/27 (b)	150,000	145,875
4.60%, 05/25/28 (b)	100,000	99,926
5.05%, 03/15/29 (b)	125,000	126,783
3.95%, 04/15/29 (b)	150,000	145,779
Kimberly-Clark Corp.
2.75%, 02/15/26	100,000	97,998
3.20%, 04/25/29 (b)	100,000	95,627
Kraft Heinz Foods Co.
3.00%, 06/01/26 (b)	300,000	292,794
3.88%, 05/15/27 (b)	250,000	245,677
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kroger Co.
3.50%, 02/01/26 (b)	100,000	98,652
4.70%, 08/15/26	100,000	100,318
2.65%, 10/15/26 (b)	100,000	96,476
4.60%, 08/15/27 (b)	100,000	100,452
4.50%, 01/15/29 (b)	150,000	149,211
4.65%, 09/15/29 (b)	100,000	100,281
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (b)	150,000	143,316
McCormick & Co., Inc.
0.90%, 02/15/26 (b)	200,000	191,420
McKesson Corp.
0.90%, 12/03/25 (b)	200,000	192,922
4.90%, 07/15/28 (b)	100,000	101,209
4.25%, 09/15/29 (b)	100,000	98,758
Medtronic Global Holdings SCA
4.25%, 03/30/28 (b)	150,000	149,486
Merck & Co., Inc.
0.75%, 02/24/26 (b)	50,000	47,859
1.70%, 06/10/27 (b)	300,000	281,823
4.05%, 05/17/28 (b)	150,000	149,151
1.90%, 12/10/28 (b)	150,000	136,401
3.40%, 03/07/29 (b)	250,000	240,000
Molson Coors Beverage Co.
3.00%, 07/15/26 (b)	350,000	341,029
Mondelez International, Inc.
2.63%, 03/17/27 (b)	150,000	143,813
4.13%, 05/07/28 (b)	100,000	98,994
4.75%, 02/20/29 (b)	75,000	75,536
Mylan, Inc.
4.55%, 04/15/28 (b)	150,000	148,028
Novartis Capital Corp.
2.00%, 02/14/27 (b)	200,000	190,554
3.10%, 05/17/27 (b)	200,000	194,564
3.80%, 09/18/29 (b)	100,000	97,316
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (b)	100,000	100,664
4.55%, 02/16/29 (b)	75,000	75,443
PepsiCo, Inc.
4.55%, 02/13/26 (b)	100,000	100,200
2.85%, 02/24/26 (b)	150,000	147,335
2.38%, 10/06/26 (b)	200,000	193,160
2.63%, 03/19/27 (b)	100,000	96,376
3.00%, 10/15/27 (b)	300,000	289,893
3.60%, 02/18/28 (b)	100,000	98,012
4.45%, 05/15/28 (b)	100,000	100,751
7.00%, 03/01/29	100,000	110,253
2.63%, 07/29/29 (b)	150,000	139,161
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (b)	350,000	349,744
4.45%, 05/19/28 (b)	700,000	698,803
Pfizer, Inc.
2.75%, 06/03/26	200,000	195,096
3.00%, 12/15/26	300,000	291,609
3.60%, 09/15/28 (b)	100,000	97,437
3.45%, 03/15/29 (b)	150,000	144,261
Pharmacia LLC
6.60%, 12/01/28	150,000	161,034
Philip Morris International, Inc.
4.88%, 02/13/26	225,000	225,801
2.75%, 02/25/26 (b)	100,000	97,833
0.88%, 05/01/26 (b)	150,000	142,511
4.75%, 02/12/27	100,000	100,510
5.13%, 11/17/27 (b)	300,000	304,878
4.88%, 02/15/28 (b)	300,000	302,925

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 03/02/28 (b)	75,000	71,861
5.25%, 09/07/28 (b)	100,000	102,316
4.88%, 02/13/29 (b)	150,000	151,455
3.38%, 08/15/29 (b)	50,000	47,452
4.63%, 11/01/29 (b)	125,000	124,830
5.63%, 11/17/29 (b)	200,000	208,196
Polaris, Inc.
6.95%, 03/15/29 (b)	100,000	106,323
Procter & Gamble Co.
2.70%, 02/02/26	100,000	98,137
1.00%, 04/23/26	250,000	239,557
2.45%, 11/03/26	100,000	96,708
1.90%, 02/01/27	250,000	238,332
2.80%, 03/25/27	150,000	145,458
3.95%, 01/26/28	150,000	149,379
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (b)	50,000	48,303
Quest Diagnostics, Inc.
3.45%, 06/01/26 (b)	100,000	98,183
4.60%, 12/15/27 (b)	50,000	50,113
4.20%, 06/30/29 (b)	100,000	98,040
Revvity, Inc.
1.90%, 09/15/28 (b)	75,000	67,567
3.30%, 09/15/29 (b)	100,000	93,251
Royalty Pharma PLC
1.75%, 09/02/27 (b)	150,000	138,483
5.15%, 09/02/29 (b)	100,000	100,757
Sanofi SA
3.63%, 06/19/28 (b)	100,000	97,660
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (b)	250,000	244,392
Solventum Corp.
5.40%, 03/01/29 (b)(d)	250,000	253,662
SSM Health Care Corp.
4.89%, 06/01/28 (b)	100,000	100,638
Stryker Corp.
3.50%, 03/15/26 (b)	175,000	172,623
4.85%, 12/08/28 (b)	100,000	101,116
4.25%, 09/11/29 (b)	100,000	98,720
Sysco Corp.
3.30%, 07/15/26 (b)	150,000	146,895
3.25%, 07/15/27 (b)	100,000	96,716
5.75%, 01/17/29 (b)	75,000	77,885
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (b)	200,000	202,348
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (b)	150,000	151,527
1.75%, 10/15/28 (b)	100,000	90,669
5.00%, 01/31/29 (a)(b)	300,000	305,796
2.60%, 10/01/29 (b)	100,000	91,952
Tyson Foods, Inc.
3.55%, 06/02/27 (b)	200,000	194,922
4.35%, 03/01/29 (b)	150,000	147,156
5.40%, 03/15/29 (b)	100,000	102,292
Unilever Capital Corp.
2.00%, 07/28/26	150,000	144,471
2.90%, 05/05/27 (b)	200,000	193,632
3.50%, 03/22/28 (b)	150,000	146,312
4.88%, 09/08/28 (b)	100,000	101,757
2.13%, 09/06/29 (b)	100,000	90,172
Universal Health Services, Inc.
1.65%, 09/01/26 (b)	150,000	141,758
UPMC
1.80%, 04/15/26 (a)(b)	150,000	143,646
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (b)	150,000	147,779
Viatris, Inc.
2.30%, 06/22/27 (b)	125,000	117,345
Whirlpool Corp.
4.75%, 02/26/29 (b)	100,000	99,065
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (b)	100,000	98,352
Zoetis, Inc.
3.00%, 09/12/27 (b)	150,000	144,258
		45,596,979
Energy 1.4%
Apache Corp.
4.38%, 10/15/28 (b)	75,000	72,971
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (b)	150,000	142,970
3.34%, 12/15/27 (b)	200,000	193,090
3.14%, 11/07/29 (b)	75,000	70,031
Boardwalk Pipelines LP
4.45%, 07/15/27 (b)	150,000	148,537
4.80%, 05/03/29 (b)	150,000	149,251
BP Capital Markets America, Inc.
3.41%, 02/11/26 (b)	100,000	98,739
3.12%, 05/04/26 (b)	200,000	196,324
3.02%, 01/16/27 (b)	200,000	194,218
3.59%, 04/14/27 (b)	100,000	98,112
5.02%, 11/17/27 (b)	150,000	152,262
3.94%, 09/21/28 (b)	100,000	97,925
4.23%, 11/06/28 (b)	400,000	395,612
4.70%, 04/10/29 (b)	150,000	150,667
4.97%, 10/17/29 (b)	100,000	101,445
BP Capital Markets PLC
3.28%, 09/19/27 (b)	200,000	194,050
3.72%, 11/28/28 (b)	100,000	96,972
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (b)	200,000	195,984
Cenovus Energy, Inc.
4.25%, 04/15/27 (b)	125,000	123,671
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (b)	250,000	251,955
3.70%, 11/15/29 (b)	150,000	142,127
Cheniere Energy Partners LP
4.50%, 10/01/29 (b)	100,000	97,734
Cheniere Energy, Inc.
4.63%, 10/15/28 (b)	250,000	247,397
Chevron Corp.
2.95%, 05/16/26 (b)	300,000	293,931
2.00%, 05/11/27 (b)	200,000	189,518
Chevron USA, Inc.
3.85%, 01/15/28 (b)	100,000	99,041
ConocoPhillips Co.
6.95%, 04/15/29	150,000	164,746
Continental Resources, Inc.
4.38%, 01/15/28 (b)	175,000	171,192
Coterra Energy, Inc.
3.90%, 05/15/27 (b)	125,000	122,470
4.38%, 03/15/29 (b)	75,000	73,100
DCP Midstream Operating LP
5.63%, 07/15/27 (b)	200,000	203,978
Devon Energy Corp.
5.85%, 12/15/25 (b)	150,000	151,269

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diamondback Energy, Inc.
3.25%, 12/01/26 (b)	150,000	146,151
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (b)	75,000	69,494
Enbridge, Inc.
1.60%, 10/04/26 (b)	150,000	141,939
4.25%, 12/01/26 (b)	100,000	99,205
5.30%, 04/05/29 (b)	350,000	356,559
Energy Transfer LP
4.75%, 01/15/26 (b)	150,000	149,848
3.90%, 07/15/26 (b)	100,000	98,614
4.40%, 03/15/27 (b)	200,000	198,712
4.20%, 04/15/27 (b)	200,000	197,872
5.50%, 06/01/27 (b)	200,000	203,538
5.55%, 02/15/28 (b)	200,000	204,990
4.95%, 05/15/28 (b)	100,000	100,649
4.95%, 06/15/28 (b)	150,000	151,132
6.10%, 12/01/28 (b)	75,000	78,698
5.25%, 04/15/29 (b)	200,000	203,080
5.25%, 07/01/29 (b)	150,000	152,589
4.15%, 09/15/29 (b)	100,000	97,198
Eni USA, Inc.
7.30%, 11/15/27	125,000	133,523
EnLink Midstream LLC
5.38%, 06/01/29 (b)	100,000	101,709
EnLink Midstream Partners LP
4.85%, 07/15/26 (b)	100,000	99,916
Enterprise Products Operating LLC
5.05%, 01/10/26	150,000	150,865
3.70%, 02/15/26 (b)	150,000	148,529
3.95%, 02/15/27 (b)	100,000	98,789
4.15%, 10/16/28 (b)	150,000	147,785
3.13%, 07/31/29 (b)	200,000	188,198
5.25%, 08/16/77 (b)(c)	200,000	195,508
5.38%, 02/15/78 (b)(c)	100,000	96,503
EOG Resources, Inc.
4.15%, 01/15/26 (b)	125,000	124,381
EQT Corp.
3.90%, 10/01/27 (b)	200,000	195,792
5.70%, 04/01/28 (b)	50,000	51,266
5.00%, 01/15/29 (b)	75,000	74,935
Expand Energy Corp.
5.38%, 02/01/29 (b)	100,000	99,621
Exxon Mobil Corp.
3.04%, 03/01/26 (b)	375,000	368,659
2.28%, 08/16/26 (b)	250,000	241,697
3.29%, 03/19/27 (b)	50,000	49,084
2.44%, 08/16/29 (b)	100,000	92,014
Helmerich & Payne, Inc.
4.65%, 12/01/27 (b)(d)	100,000	99,242
Hess Corp.
4.30%, 04/01/27 (b)	175,000	173,819
HF Sinclair Corp.
5.88%, 04/01/26 (b)	150,000	151,396
5.00%, 02/01/28 (b)	100,000	99,355
Kinder Morgan, Inc.
1.75%, 11/15/26 (b)	125,000	118,374
4.30%, 03/01/28 (b)	125,000	123,634
5.00%, 02/01/29 (b)	200,000	201,526
5.10%, 08/01/29 (b)	200,000	202,568
Marathon Oil Corp.
4.40%, 07/15/27 (b)	175,000	174,454
5.30%, 04/01/29 (b)	75,000	77,271
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marathon Petroleum Corp.
5.13%, 12/15/26 (b)	100,000	100,710
3.80%, 04/01/28 (b)	100,000	97,059
MPLX LP
1.75%, 03/01/26 (b)	200,000	192,574
4.13%, 03/01/27 (b)	250,000	247,040
4.25%, 12/01/27 (b)	150,000	148,200
4.00%, 03/15/28 (b)	175,000	171,082
National Fuel Gas Co.
5.50%, 01/15/26 (b)	100,000	100,459
4.75%, 09/01/28 (b)	100,000	99,315
Occidental Petroleum Corp.
5.50%, 12/01/25 (b)	75,000	75,279
5.55%, 03/15/26 (b)	100,000	100,649
8.50%, 07/15/27 (b)	75,000	80,660
6.38%, 09/01/28 (b)	100,000	104,331
5.20%, 08/01/29 (b)	175,000	176,106
ONEOK, Inc.
5.85%, 01/15/26 (b)	225,000	227,270
5.00%, 03/01/26 (b)	150,000	150,355
4.00%, 07/13/27 (b)	100,000	98,312
4.25%, 09/24/27 (b)	100,000	98,990
4.55%, 07/15/28 (b)	100,000	99,530
5.65%, 11/01/28 (b)	150,000	154,728
3.40%, 09/01/29 (b)	100,000	94,057
4.40%, 10/15/29 (b)	75,000	73,702
Ovintiv, Inc.
5.38%, 01/01/26 (b)	100,000	100,360
5.65%, 05/15/28 (b)	100,000	102,072
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (b)	75,000	72,087
Phillips 66
1.30%, 02/15/26 (b)	100,000	96,042
3.90%, 03/15/28 (b)	150,000	146,676
Phillips 66 Co.
3.55%, 10/01/26 (b)	50,000	49,078
4.95%, 12/01/27 (b)	100,000	101,069
3.75%, 03/01/28 (b)	50,000	48,814
Pioneer Natural Resources Co.
1.13%, 01/15/26 (b)	100,000	96,357
5.10%, 03/29/26	150,000	151,119
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (b)	200,000	199,370
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (b)	175,000	176,991
5.00%, 03/15/27 (b)	300,000	301,395
4.20%, 03/15/28 (b)	125,000	123,120
Shell Finance U.S., Inc.
2.38%, 11/07/29 (b)	150,000	136,089
Shell International Finance BV
2.88%, 05/10/26	300,000	293,505
3.88%, 11/13/28 (b)	200,000	196,522
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (b)(d)	50,000	49,952
5.03%, 10/01/29 (b)(d)	100,000	99,282
Spectra Energy Partners LP
3.38%, 10/15/26 (b)	150,000	146,201
Targa Resources Corp.
5.20%, 07/01/27 (b)	200,000	202,578
6.15%, 03/01/29 (b)	150,000	157,681
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (b)	150,000	149,584
TC PipeLines LP
3.90%, 05/25/27 (b)	100,000	97,844

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	80,990
TotalEnergies Capital International SA
3.46%, 02/19/29 (b)	150,000	144,146
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	147,138
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (b)	100,000	100,067
4.25%, 05/15/28 (b)	250,000	246,430
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (b)	250,000	256,900
4.00%, 03/15/28 (b)	75,000	73,466
Valero Energy Corp.
2.15%, 09/15/27 (b)	100,000	93,896
4.35%, 06/01/28 (b)	200,000	197,720
Valero Energy Partners LP
4.50%, 03/15/28 (b)	100,000	99,294
Western Midstream Operating LP
4.50%, 03/01/28 (b)	75,000	73,926
4.75%, 08/15/28 (b)	100,000	99,102
6.35%, 01/15/29 (b)	100,000	104,525
Williams Cos., Inc.
3.75%, 06/15/27 (b)	250,000	244,640
5.30%, 08/15/28 (b)	150,000	152,946
4.90%, 03/15/29 (b)	175,000	175,794
		20,087,146
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (b)	175,000	171,939
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (b)	125,000	131,050
MasTec, Inc.
5.90%, 06/15/29 (b)	75,000	77,200
Quanta Services, Inc.
4.75%, 08/09/27 (b)	50,000	50,066
		430,255
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (b)	100,000	98,917
4.05%, 10/04/29 (b)	200,000	196,594
Adobe, Inc.
2.15%, 02/01/27 (b)	200,000	191,108
Alphabet, Inc.
2.00%, 08/15/26 (b)	250,000	240,610
Analog Devices, Inc.
3.45%, 06/15/27 (b)	100,000	97,640
1.70%, 10/01/28 (b)	100,000	90,482
Apple, Inc.
0.70%, 02/08/26 (b)	300,000	287,541
3.25%, 02/23/26 (b)	500,000	493,545
2.45%, 08/04/26 (b)	400,000	388,124
2.05%, 09/11/26 (b)	300,000	288,450
3.35%, 02/09/27 (b)	400,000	392,340
3.20%, 05/11/27 (b)	200,000	195,052
3.00%, 06/20/27 (b)	250,000	242,717
2.90%, 09/12/27 (b)	350,000	337,627
3.00%, 11/13/27 (b)	250,000	241,870
1.20%, 02/08/28 (b)	200,000	181,910
4.00%, 05/10/28 (b)	200,000	198,888
1.40%, 08/05/28 (b)	300,000	271,026
3.25%, 08/08/29 (b)	150,000	143,594
2.20%, 09/11/29 (b)	300,000	273,390
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Applied Materials, Inc.
3.30%, 04/01/27 (b)	200,000	195,272
4.80%, 06/15/29 (b)	150,000	152,148
Arrow Electronics, Inc.
3.88%, 01/12/28 (b)	100,000	97,024
5.15%, 08/21/29 (b)	50,000	50,128
Atlassian Corp.
5.25%, 05/15/29 (b)	75,000	76,491
Autodesk, Inc.
3.50%, 06/15/27 (b)	100,000	97,407
Automatic Data Processing, Inc.
1.70%, 05/15/28 (b)	100,000	91,836
Avnet, Inc.
4.63%, 04/15/26 (b)	50,000	49,776
6.25%, 03/15/28 (b)	100,000	103,610
Baidu, Inc.
1.72%, 04/09/26 (b)	200,000	192,030
4.38%, 03/29/28 (b)	200,000	198,108
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (b)	475,000	468,027
3.50%, 01/15/28 (b)	200,000	193,236
Broadcom, Inc.
5.05%, 07/12/27 (b)	150,000	151,576
1.95%, 02/15/28 (b)(d)	100,000	92,069
4.11%, 09/15/28 (b)	150,000	147,390
4.00%, 04/15/29 (b)(d)	150,000	145,398
4.75%, 04/15/29 (b)	250,000	250,107
5.05%, 07/12/29 (b)	300,000	303,408
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (b)	100,000	98,037
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	99,414
4.30%, 09/10/29 (b)	100,000	98,823
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (b)	150,000	143,457
4.25%, 04/01/28 (b)	100,000	97,575
3.28%, 12/01/28 (b)	75,000	70,225
3.25%, 02/15/29 (b)	100,000	92,883
CGI, Inc.
1.45%, 09/14/26 (b)	150,000	141,591
Cisco Systems, Inc.
2.95%, 02/28/26	100,000	98,288
2.50%, 09/20/26 (b)	250,000	242,545
4.80%, 02/26/27 (b)	300,000	302,985
4.85%, 02/26/29 (b)	375,000	381,225
Concentrix Corp.
6.65%, 08/02/26 (b)	100,000	101,993
6.60%, 08/02/28 (b)	175,000	179,139
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (b)	286,000	290,525
4.90%, 10/01/26 (b)	250,000	250,620
6.10%, 07/15/27 (b)	100,000	103,390
5.25%, 02/01/28 (b)	200,000	203,688
5.30%, 10/01/29 (b)	200,000	204,474
DXC Technology Co.
1.80%, 09/15/26 (b)	150,000	141,807
2.38%, 09/15/28 (b)	100,000	90,360
Equifax, Inc.
2.60%, 12/15/25 (b)	100,000	97,715
5.10%, 12/15/27 (b)	150,000	151,804
5.10%, 06/01/28 (b)	100,000	100,981
4.80%, 09/15/29 (b)	100,000	99,631
Equinix, Inc.
1.45%, 05/15/26 (b)	50,000	47,793
2.90%, 11/18/26 (b)	150,000	145,067

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.55%, 03/15/28 (b)	75,000	68,014
2.00%, 05/15/28 (b)	100,000	91,547
3.20%, 11/18/29 (b)	175,000	162,885
FactSet Research Systems, Inc.
2.90%, 03/01/27 (b)	100,000	96,045
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (b)	200,000	191,358
1.65%, 03/01/28 (b)	100,000	90,895
Fiserv, Inc.
3.20%, 07/01/26 (b)	300,000	293,181
2.25%, 06/01/27 (b)	250,000	236,235
5.45%, 03/02/28 (b)	150,000	153,516
5.38%, 08/21/28 (b)	100,000	102,226
4.20%, 10/01/28 (b)	100,000	98,324
3.50%, 07/01/29 (b)	500,000	474,470
Flex Ltd.
3.75%, 02/01/26 (b)	100,000	98,630
4.88%, 06/15/29 (b)	250,000	248,172
Fortinet, Inc.
1.00%, 03/15/26 (b)	125,000	119,231
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (b)	100,000	95,999
6.00%, 06/04/29 (b)	75,000	77,567
Global Payments, Inc.
1.20%, 03/01/26 (b)	200,000	191,204
4.80%, 04/01/26 (b)	100,000	99,967
2.15%, 01/15/27 (b)	175,000	166,112
4.45%, 06/01/28 (b)	100,000	98,690
3.20%, 08/15/29 (b)	100,000	92,720
5.30%, 08/15/29 (b)	50,000	50,633
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (b)	150,000	144,153
4.40%, 09/25/27 (b)	100,000	99,475
5.25%, 07/01/28 (b)	100,000	101,838
4.55%, 10/15/29 (b)	500,000	495,405
HP, Inc.
1.45%, 06/17/26 (b)	150,000	142,746
3.00%, 06/17/27 (b)	175,000	168,129
4.75%, 01/15/28 (b)	100,000	100,483
4.00%, 04/15/29 (b)	100,000	96,965
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (b)	100,000	100,417
4.60%, 02/05/29 (b)	100,000	100,209
Intel Corp.
4.88%, 02/10/26	275,000	275,426
2.60%, 05/19/26 (b)	100,000	97,044
3.75%, 03/25/27 (b)	250,000	244,510
3.75%, 08/05/27 (b)	250,000	243,812
4.88%, 02/10/28 (b)	200,000	200,346
1.60%, 08/12/28 (b)	150,000	133,638
4.00%, 08/05/29 (b)	50,000	48,285
2.45%, 11/15/29 (b)	250,000	223,417
International Business Machines Corp.
3.45%, 02/19/26	300,000	296,016
3.30%, 05/15/26	400,000	392,992
3.30%, 01/27/27	100,000	97,620
2.20%, 02/09/27 (b)	100,000	95,251
1.70%, 05/15/27 (b)	150,000	140,378
4.15%, 07/27/27 (b)	200,000	198,266
4.50%, 02/06/28 (b)	200,000	200,318
3.50%, 05/15/29	500,000	479,170
Intuit, Inc.
5.13%, 09/15/28 (b)	225,000	230,364
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jabil, Inc.
1.70%, 04/15/26 (b)	150,000	143,820
4.25%, 05/15/27 (b)	100,000	98,821
3.95%, 01/12/28 (b)	75,000	73,034
Juniper Networks, Inc.
1.20%, 12/10/25 (b)	100,000	96,589
3.75%, 08/15/29 (b)	50,000	47,758
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)	150,000	149,846
KLA Corp.
4.10%, 03/15/29 (b)	100,000	98,575
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (b)	100,000	95,019
2.70%, 10/15/28 (b)	50,000	46,066
Lam Research Corp.
3.75%, 03/15/26 (b)	100,000	99,014
4.00%, 03/15/29 (b)	150,000	147,272
Marvell Technology, Inc.
1.65%, 04/15/26 (b)	100,000	95,709
2.45%, 04/15/28 (b)	150,000	138,986
5.75%, 02/15/29 (b)	75,000	77,507
Mastercard, Inc.
3.30%, 03/26/27 (b)	250,000	244,490
4.10%, 01/15/28 (b)	100,000	99,423
4.88%, 03/09/28 (b)	125,000	127,145
2.95%, 06/01/29 (b)	100,000	94,247
Microchip Technology, Inc.
5.05%, 03/15/29 (b)	100,000	100,599
Micron Technology, Inc.
4.98%, 02/06/26 (b)	100,000	100,132
4.19%, 02/15/27 (b)	150,000	148,299
5.38%, 04/15/28 (b)	100,000	101,969
5.33%, 02/06/29 (b)	100,000	101,660
6.75%, 11/01/29 (b)	200,000	215,562
Microsoft Corp.
2.40%, 08/08/26 (b)	500,000	484,670
3.40%, 09/15/26 (b)	200,000	197,032
3.30%, 02/06/27 (b)	500,000	490,560
3.40%, 06/15/27 (b)	75,000	73,619
Moody's Corp.
3.25%, 01/15/28 (b)	150,000	144,891
Motorola Solutions, Inc.
4.60%, 02/23/28 (b)	150,000	150,037
4.60%, 05/23/29 (b)	100,000	99,551
NetApp, Inc.
2.38%, 06/22/27 (b)	100,000	94,679
Nokia OYJ
4.38%, 06/12/27	100,000	98,403
NVIDIA Corp.
3.20%, 09/16/26 (b)	100,000	98,106
1.55%, 06/15/28 (b)	250,000	228,097
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (b)	100,000	100,544
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (b)	150,000	148,305
3.15%, 05/01/27 (b)	100,000	96,382
4.40%, 06/01/27 (b)	50,000	49,752
4.30%, 06/18/29 (b)	100,000	97,937
Oracle Corp.
1.65%, 03/25/26 (b)	450,000	432,886
2.65%, 07/15/26 (b)	350,000	339,713
2.80%, 04/01/27 (b)	400,000	384,788
3.25%, 11/15/27 (b)	400,000	386,600
2.30%, 03/25/28 (b)	350,000	325,769

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/06/28 (b)	100,000	99,851
4.20%, 09/27/29 (b)	200,000	195,784
PayPal Holdings, Inc.
2.65%, 10/01/26 (b)	200,000	193,596
3.90%, 06/01/27 (b)	100,000	98,858
2.85%, 10/01/29 (b)	200,000	185,248
Qorvo, Inc.
4.38%, 10/15/29 (b)	100,000	94,598
QUALCOMM, Inc.
3.25%, 05/20/27 (b)	350,000	340,711
1.30%, 05/20/28 (b)	150,000	135,150
RELX Capital, Inc.
4.00%, 03/18/29 (b)	100,000	97,618
Roper Technologies, Inc.
3.80%, 12/15/26 (b)	150,000	147,873
1.40%, 09/15/27 (b)	100,000	92,043
4.20%, 09/15/28 (b)	100,000	98,721
2.95%, 09/15/29 (b)	100,000	92,416
4.50%, 10/15/29 (b)	75,000	74,429
S&P Global, Inc.
2.45%, 03/01/27 (b)	300,000	287,229
4.75%, 08/01/28 (b)	100,000	100,819
2.70%, 03/01/29 (b)	150,000	139,563
4.25%, 05/01/29 (b)	150,000	148,283
Salesforce, Inc.
3.70%, 04/11/28 (b)	150,000	147,113
1.50%, 07/15/28 (b)	200,000	181,106
Skyworks Solutions, Inc.
1.80%, 06/01/26 (b)	125,000	119,531
TD SYNNEX Corp.
1.75%, 08/09/26 (b)	100,000	94,887
2.38%, 08/09/28 (b)	100,000	91,667
Texas Instruments, Inc.
1.13%, 09/15/26 (b)	150,000	141,720
2.90%, 11/03/27 (b)	100,000	96,229
4.60%, 02/15/28 (b)	100,000	100,846
4.60%, 02/08/29 (b)	100,000	100,773
2.25%, 09/04/29 (b)	100,000	90,798
Thomson Reuters Corp.
3.35%, 05/15/26 (b)	100,000	98,232
Trimble, Inc.
4.90%, 06/15/28 (b)	100,000	100,262
TSMC Arizona Corp.
1.75%, 10/25/26 (b)	350,000	331,418
Tyco Electronics Group SA
4.50%, 02/13/26	100,000	99,981
3.13%, 08/15/27 (b)	100,000	96,618
Verisk Analytics, Inc.
4.13%, 03/15/29 (b)	75,000	73,630
Visa, Inc.
3.15%, 12/14/25 (b)	525,000	518,301
1.90%, 04/15/27 (b)	200,000	189,228
2.75%, 09/15/27 (b)	150,000	144,260
VMware LLC
1.40%, 08/15/26 (b)	200,000	188,976
4.65%, 05/15/27 (b)	100,000	99,977
3.90%, 08/21/27 (b)	200,000	195,936
1.80%, 08/15/28 (b)	100,000	90,357
Western Digital Corp.
2.85%, 02/01/29 (b)	75,000	67,481
Western Union Co.
1.35%, 03/15/26 (b)	150,000	143,229
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Workday, Inc.
3.50%, 04/01/27 (b)	200,000	195,514
3.70%, 04/01/29 (b)	100,000	96,382
		34,307,900
Transportation 0.3%
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	61,941	59,766
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	97,800	92,799
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	207,594	198,512
American Airlines Pass-Through Trust
3.70%, 04/01/28	96,523	93,660
3.38%, 11/01/28	78,703	74,971
BNSF Funding Trust I
6.61%, 12/15/55 (b)(c)	100,000	101,011
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	100,000	102,580
Canadian National Railway Co.
2.75%, 03/01/26 (b)	150,000	146,755
Canadian Pacific Railway Co.
1.75%, 12/02/26 (b)	200,000	189,032
4.00%, 06/01/28 (b)	100,000	98,131
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (b)	100,000	98,466
CSX Corp.
3.25%, 06/01/27 (b)	250,000	243,042
3.80%, 03/01/28 (b)	150,000	146,892
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	76,082	70,881
Delta Air Lines, Inc.
3.75%, 10/28/29 (b)	150,000	140,147
FedEx Corp.
3.25%, 04/01/26 (b)	125,000	122,876
3.40%, 02/15/28 (b)	100,000	96,663
4.20%, 10/17/28 (b)	75,000	74,080
3.10%, 08/05/29 (b)	50,000	46,855
GXO Logistics, Inc.
6.25%, 05/06/29 (b)	100,000	103,493
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (b)	100,000	99,078
Kirby Corp.
4.20%, 03/01/28 (b)	100,000	97,912
Norfolk Southern Corp.
2.90%, 06/15/26 (b)	150,000	146,358
3.80%, 08/01/28 (b)	100,000	97,688
Ryder System, Inc.
1.75%, 09/01/26 (b)	100,000	94,924
2.85%, 03/01/27 (b)	200,000	191,978
5.25%, 06/01/28 (b)	100,000	101,700
6.30%, 12/01/28 (b)	75,000	79,389
5.38%, 03/15/29 (b)	100,000	102,309
4.95%, 09/01/29 (b)	100,000	100,691
Southwest Airlines Co.
5.13%, 06/15/27 (b)	350,000	353,118
Union Pacific Corp.
2.15%, 02/05/27 (b)	200,000	190,704
3.00%, 04/15/27 (b)	100,000	96,758
3.95%, 09/10/28 (b)	100,000	98,423
6.63%, 02/01/29	100,000	108,321
3.70%, 03/01/29 (b)	125,000	121,056
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27 (b)	72,269	71,219

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	74,867	73,198
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	47,298	44,707
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (b)	227,467	232,651
United Parcel Service, Inc.
3.05%, 11/15/27 (b)	150,000	144,695
3.40%, 03/15/29 (b)	100,000	96,110
2.50%, 09/01/29 (b)	100,000	91,766
		5,135,365
		184,450,591

Utility 1.6%
Electric 1.4%
AEP Texas, Inc.
3.95%, 06/01/28 (b)	100,000	97,404
5.45%, 05/15/29 (b)	150,000	154,153
AES Corp.
1.38%, 01/15/26 (b)	150,000	144,050
5.45%, 06/01/28 (b)	150,000	151,752
Alabama Power Co.
3.75%, 09/01/27 (b)	150,000	147,424
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (g)	150,000	151,009
Ameren Corp.
3.65%, 02/15/26 (b)	125,000	123,350
1.95%, 03/15/27 (b)	75,000	70,782
1.75%, 03/15/28 (b)	75,000	68,362
5.00%, 01/15/29 (b)	100,000	101,019
Ameren Illinois Co.
3.80%, 05/15/28 (b)	100,000	97,848
American Electric Power Co., Inc.
3.20%, 11/13/27 (b)	100,000	96,280
4.30%, 12/01/28 (b)	100,000	98,702
5.20%, 01/15/29 (b)	150,000	152,550
3.88%, 02/15/62 (b)(c)	100,000	94,831
Arizona Public Service Co.
2.60%, 08/15/29 (b)	100,000	91,583
Avangrid, Inc.
3.80%, 06/01/29 (b)	100,000	95,890
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (b)	75,000	72,455
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (b)	100,000	96,046
Black Hills Corp.
3.15%, 01/15/27 (b)	100,000	96,655
5.95%, 03/15/28 (b)	75,000	77,925
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (b)	100,000	102,251
CenterPoint Energy, Inc.
1.45%, 06/01/26 (b)	150,000	143,141
5.40%, 06/01/29 (b)	100,000	102,198
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (b)	32,000	31,371
CMS Energy Corp.
3.00%, 05/15/26 (b)	100,000	97,529
3.45%, 08/15/27 (b)	50,000	48,401
Commonwealth Edison Co.
2.55%, 06/15/26 (b)	150,000	145,644
3.70%, 08/15/28 (b)	150,000	146,001
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Connecticut Light & Power Co.
3.20%, 03/15/27 (b)	100,000	97,262
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (b)	100,000	97,644
4.00%, 12/01/28 (b)	75,000	73,697
Constellation Energy Generation LLC
5.60%, 03/01/28 (b)	125,000	128,614
Consumers Energy Co.
4.65%, 03/01/28 (b)	75,000	75,392
4.90%, 02/15/29 (b)	75,000	75,968
Dominion Energy, Inc.
1.45%, 04/15/26 (b)	100,000	95,676
4.25%, 06/01/28 (b)	100,000	98,796
DTE Electric Co.
1.90%, 04/01/28 (b)	100,000	92,053
DTE Energy Co.
2.85%, 10/01/26 (b)	125,000	121,130
4.88%, 06/01/28 (b)	150,000	150,813
5.10%, 03/01/29 (b)	200,000	202,548
3.40%, 06/15/29 (b)	100,000	94,673
Duke Energy Carolinas LLC
2.95%, 12/01/26 (b)	200,000	194,260
3.95%, 11/15/28 (b)	100,000	98,036
2.45%, 08/15/29 (b)	100,000	91,033
Duke Energy Corp.
2.65%, 09/01/26 (b)	200,000	193,474
4.85%, 01/05/27	100,000	100,699
5.00%, 12/08/27 (b)	150,000	151,605
4.30%, 03/15/28 (b)	150,000	148,492
4.85%, 01/05/29 (b)	125,000	125,726
3.40%, 06/15/29 (b)	100,000	94,699
3.25%, 01/15/82 (b)(c)	100,000	93,124
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	200,000	195,252
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (b)	75,000	72,415
Duke Energy Progress LLC
3.45%, 03/15/29 (b)	75,000	71,876
Edison International
5.75%, 06/15/27 (b)	150,000	153,352
4.13%, 03/15/28 (b)	100,000	97,950
5.25%, 11/15/28 (b)	100,000	101,190
6.95%, 11/15/29 (b)	75,000	81,344
Emera U.S. Finance LP
3.55%, 06/15/26 (b)	200,000	196,060
Enel Americas SA
4.00%, 10/25/26 (b)	150,000	147,238
Enel Chile SA
4.88%, 06/12/28 (b)	150,000	148,134
Entergy Arkansas LLC
3.50%, 04/01/26 (b)	150,000	148,072
Entergy Corp.
2.95%, 09/01/26 (b)	100,000	97,093
1.90%, 06/15/28 (b)	100,000	91,148
Entergy Louisiana LLC
3.25%, 04/01/28 (b)	100,000	95,825
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (b)	150,000	145,488
Evergy, Inc.
2.90%, 09/15/29 (b)	100,000	92,033
Eversource Energy
2.90%, 03/01/27 (b)	150,000	144,302
4.60%, 07/01/27 (b)	100,000	99,776
3.30%, 01/15/28 (b)	150,000	143,846

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 03/01/28 (b)	225,000	230,182
5.95%, 02/01/29 (b)	125,000	130,360
Exelon Corp.
2.75%, 03/15/27 (b)	150,000	143,778
5.15%, 03/15/28 (b)	100,000	101,407
5.15%, 03/15/29 (b)	100,000	101,649
FirstEnergy Corp.
3.90%, 07/15/27 (b)(g)	200,000	195,740
Florida Power & Light Co.
3.13%, 12/01/25 (b)	100,000	98,784
5.05%, 04/01/28 (b)	150,000	152,692
4.40%, 05/15/28 (b)	100,000	99,804
5.15%, 06/15/29 (b)	100,000	102,558
Fortis, Inc.
3.06%, 10/04/26 (b)	200,000	193,972
Georgia Power Co.
3.25%, 03/30/27 (b)	150,000	146,012
4.65%, 05/16/28 (b)	100,000	100,366
2.65%, 09/15/29 (b)	100,000	91,805
Indiana Michigan Power Co.
3.85%, 05/15/28 (b)	100,000	97,562
Interstate Power & Light Co.
4.10%, 09/26/28 (b)	100,000	98,096
3.60%, 04/01/29 (b)	100,000	95,891
ITC Holdings Corp.
3.35%, 11/15/27 (b)	150,000	145,053
MidAmerican Energy Co.
3.65%, 04/15/29 (b)	100,000	96,387
National Grid PLC
5.60%, 06/12/28 (b)	150,000	154,242
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (b)	200,000	189,896
5.10%, 05/06/27 (b)	250,000	253,517
4.12%, 09/16/27 (b)	100,000	99,023
3.40%, 02/07/28 (b)	125,000	120,860
4.80%, 03/15/28 (b)	100,000	101,103
5.05%, 09/15/28 (b)	75,000	76,568
4.85%, 02/07/29 (b)	125,000	126,389
3.70%, 03/15/29 (b)	75,000	72,310
7.13%, 09/15/53 (b)(c)	100,000	104,269
Nevada Power Co.
3.70%, 05/01/29 (b)	200,000	192,656
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27 (b)	150,000	141,794
3.55%, 05/01/27 (b)	250,000	244,427
4.63%, 07/15/27 (b)	250,000	250,977
4.90%, 02/28/28 (b)	200,000	201,440
1.90%, 06/15/28 (b)	225,000	205,121
4.90%, 03/15/29 (b)	200,000	201,658
3.50%, 04/01/29 (b)	75,000	71,552
6.70%, 09/01/54 (b)(c)	100,000	102,128
4.80%, 12/01/77 (b)(c)	100,000	96,977
5.65%, 05/01/79 (b)(c)	75,000	74,257
3.80%, 03/15/82 (b)(c)	100,000	95,405
NSTAR Electric Co.
3.20%, 05/15/27 (b)	150,000	145,461
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (b)	100,000	97,081
5.75%, 03/15/29 (b)	75,000	78,427
Pacific Gas & Electric Co.
3.15%, 01/01/26	300,000	294,450
2.95%, 03/01/26 (b)	100,000	97,667
5.45%, 06/15/27 (b)	100,000	101,625
2.10%, 08/01/27 (b)	150,000	140,081
3.30%, 12/01/27 (b)	150,000	143,742
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 06/15/28 (b)	100,000	94,146
3.75%, 07/01/28	100,000	96,411
4.65%, 08/01/28 (b)	100,000	99,296
6.10%, 01/15/29 (b)	150,000	156,478
4.20%, 03/01/29 (b)	75,000	73,012
5.55%, 05/15/29 (b)	125,000	128,125
PacifiCorp
5.10%, 02/15/29 (b)	75,000	76,173
PPL Capital Funding, Inc.
3.10%, 05/15/26 (b)	100,000	97,693
Public Service Electric & Gas Co.
0.95%, 03/15/26 (b)	100,000	95,665
2.25%, 09/15/26 (b)	100,000	96,181
3.70%, 05/01/28 (b)	75,000	73,250
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (b)	100,000	103,461
5.88%, 10/15/28 (b)	100,000	104,269
5.20%, 04/01/29 (b)	100,000	102,245
Puget Energy, Inc.
2.38%, 06/15/28 (b)	100,000	91,818
San Diego Gas & Electric Co.
2.50%, 05/15/26 (b)	150,000	146,013
4.95%, 08/15/28 (b)	100,000	101,283
Sierra Pacific Power Co.
2.60%, 05/01/26 (b)	75,000	73,025
Southern California Edison Co.
1.20%, 02/01/26 (b)	100,000	96,131
4.40%, 09/06/26	100,000	99,753
4.70%, 06/01/27 (b)	150,000	150,544
3.65%, 03/01/28 (b)	200,000	194,372
5.30%, 03/01/28 (b)	125,000	127,635
5.65%, 10/01/28 (b)	100,000	103,539
4.20%, 03/01/29 (b)	75,000	73,559
2.85%, 08/01/29 (b)	100,000	92,357
Southern Co.
3.25%, 07/01/26 (b)	300,000	293,943
5.11%, 08/01/27 (g)	100,000	101,486
5.50%, 03/15/29 (b)	150,000	154,864
4.00%, 01/15/51 (b)(c)	250,000	245,587
3.75%, 09/15/51 (b)(c)	200,000	192,298
Southern Power Co.
4.15%, 12/01/25 (b)	100,000	99,407
0.90%, 01/15/26 (b)	100,000	95,850
Southwestern Electric Power Co.
2.75%, 10/01/26 (b)	100,000	96,540
4.10%, 09/15/28 (b)	100,000	97,967
System Energy Resources, Inc.
6.00%, 04/15/28 (b)	100,000	103,736
Tampa Electric Co.
4.90%, 03/01/29 (b)	75,000	75,617
Union Electric Co.
3.50%, 03/15/29 (b)	75,000	71,903
Virginia Electric & Power Co.
3.15%, 01/15/26 (b)	150,000	147,685
3.50%, 03/15/27 (b)	100,000	97,687
3.75%, 05/15/27 (b)	150,000	147,124
3.80%, 04/01/28 (b)	100,000	97,663
WEC Energy Group, Inc.
4.75%, 01/09/26 (b)	150,000	150,133
5.60%, 09/12/26 (b)	100,000	101,599
5.15%, 10/01/27 (b)	50,000	50,832
1.38%, 10/15/27 (b)	150,000	137,391
4.75%, 01/15/28 (b)	100,000	100,731
2.20%, 12/15/28 (b)	75,000	68,459

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xcel Energy, Inc.
3.35%, 12/01/26 (b)	150,000	146,324
1.75%, 03/15/27 (b)	100,000	93,681
4.00%, 06/15/28 (b)	100,000	97,602
		20,624,158
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (b)	75,000	72,491
2.63%, 09/15/29 (b)	100,000	92,219
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (b)	200,000	203,984
NiSource, Inc.
3.49%, 05/15/27 (b)	225,000	219,490
5.25%, 03/30/28 (b)	150,000	152,686
5.20%, 07/01/29 (b)	100,000	101,791
2.95%, 09/01/29 (b)	100,000	92,477
6.95%, 11/30/54 (b)(c)	75,000	76,984
ONE Gas, Inc.
5.10%, 04/01/29 (b)	75,000	76,419
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (b)	75,000	71,250
Sempra
3.25%, 06/15/27 (b)	100,000	96,658
3.40%, 02/01/28 (b)	150,000	144,268
3.70%, 04/01/29 (b)	75,000	71,899
4.13%, 04/01/52 (b)(c)	200,000	190,382
6.88%, 10/01/54 (b)(c)	100,000	102,254
Southern California Gas Co.
2.60%, 06/15/26 (b)	150,000	145,924
2.95%, 04/15/27 (b)	100,000	96,488
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (b)	50,000	48,955
Southwest Gas Corp.
5.45%, 03/23/28 (b)	100,000	102,197
3.70%, 04/01/28 (b)	50,000	48,267
		2,207,083
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (b)	100,000	95,848
3.75%, 09/01/28 (b)	100,000	97,131
Essential Utilities, Inc.
4.80%, 08/15/27 (b)	50,000	50,146
3.57%, 05/01/29 (b)	75,000	71,375
United Utilities PLC
6.88%, 08/15/28	75,000	80,266
		394,766
		23,226,007
Total Corporates (Cost $373,642,955)		371,998,668

TREASURIES 67.9% OF NET ASSETS
U.S. Treasury Bonds
6.00%, 02/15/26	1,100,000	1,123,697
6.75%, 08/15/26	1,000,000	1,043,906
6.50%, 11/15/26	1,000,000	1,048,750
6.63%, 02/15/27	700,000	739,348
6.38%, 08/15/27	1,000,000	1,058,477
6.13%, 11/15/27	1,100,000	1,162,605
5.50%, 08/15/28	1,000,000	1,050,898
5.25%, 11/15/28	1,300,000	1,354,793
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 02/15/29	700,000	733,441
6.13%, 08/15/29	500,000	543,320
U.S. Treasury Notes
0.38%, 12/31/25	9,050,000	8,674,743
2.63%, 12/31/25	3,500,000	3,437,656
4.25%, 12/31/25	5,810,000	5,803,645
3.88%, 01/15/26	6,300,000	6,270,223
0.38%, 01/31/26	9,700,000	9,267,479
2.63%, 01/31/26	5,473,000	5,369,526
4.25%, 01/31/26	10,500,000	10,491,182
1.63%, 02/15/26	6,500,000	6,297,256
4.00%, 02/15/26	6,400,000	6,378,125
0.50%, 02/28/26	8,400,000	8,016,258
2.50%, 02/28/26	4,100,000	4,012,074
4.63%, 02/28/26	9,100,000	9,133,947
4.63%, 03/15/26	6,200,000	6,225,672
0.75%, 03/31/26	8,550,000	8,162,912
2.25%, 03/31/26	3,700,000	3,604,176
4.50%, 03/31/26	9,500,000	9,525,420
3.75%, 04/15/26	6,600,000	6,553,980
0.75%, 04/30/26	7,700,000	7,331,844
2.38%, 04/30/26	2,800,000	2,728,086
4.88%, 04/30/26	9,750,000	9,829,981
1.63%, 05/15/26	7,500,000	7,223,877
3.63%, 05/15/26	5,400,000	5,353,066
0.75%, 05/31/26	8,600,000	8,166,809
2.13%, 05/31/26	3,500,000	3,393,086
4.88%, 05/31/26	10,200,000	10,290,047
4.13%, 06/15/26	5,800,000	5,789,691
0.88%, 06/30/26	7,700,000	7,307,180
1.88%, 06/30/26	3,425,000	3,302,984
4.63%, 06/30/26	10,000,000	10,058,008
4.50%, 07/15/26	6,300,000	6,325,840
0.63%, 07/31/26	7,900,000	7,446,522
1.88%, 07/31/26	3,750,000	3,610,181
4.38%, 07/31/26	9,900,000	9,923,010
1.50%, 08/15/26	7,900,000	7,550,672
4.38%, 08/15/26	6,000,000	6,015,469
0.75%, 08/31/26	9,000,000	8,479,336
1.38%, 08/31/26	3,300,000	3,144,346
3.75%, 08/31/26	10,000,000	9,920,312
4.63%, 09/15/26	6,600,000	6,646,148
0.88%, 09/30/26	7,800,000	7,346,777
1.63%, 09/30/26	2,600,000	2,483,609
3.50%, 09/30/26	10,250,000	10,123,877
4.63%, 10/15/26	6,750,000	6,801,020
1.13%, 10/31/26	8,250,000	7,788,193
1.63%, 10/31/26	3,200,000	3,051,313
4.13%, 10/31/26	9,500,000	9,487,383
2.00%, 11/15/26	7,200,000	6,908,766
4.63%, 11/15/26	6,500,000	6,552,178
1.25%, 11/30/26	7,800,000	7,366,277
1.63%, 11/30/26	3,400,000	3,235,711
4.25%, 11/30/26	10,000,000	10,015,430
4.38%, 12/15/26	6,350,000	6,373,316
1.25%, 12/31/26	8,400,000	7,916,672
1.75%, 12/31/26	3,100,000	2,953,113
4.00%, 01/15/27	6,800,000	6,776,094
1.50%, 01/31/27	11,600,000	10,965,625
2.25%, 02/15/27	6,600,000	6,336,773
4.13%, 02/15/27	7,250,000	7,242,920
1.13%, 02/28/27	400,000	374,250
1.88%, 02/28/27	6,700,000	6,374,160
4.25%, 03/15/27	7,950,000	7,965,527
0.63%, 03/31/27	2,300,000	2,122,379
2.50%, 03/31/27	5,800,000	5,590,883
4.50%, 04/15/27	8,100,000	8,162,332
0.50%, 04/30/27	3,100,000	2,842,797
2.75%, 04/30/27	6,000,000	5,810,391

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 05/15/27	8,200,000	7,864,953
4.50%, 05/15/27	7,300,000	7,359,027
0.50%, 05/31/27	3,200,000	2,925,500
2.63%, 05/31/27	6,300,000	6,075,316
4.63%, 06/15/27	7,500,000	7,588,184
0.50%, 06/30/27	4,500,000	4,103,438
3.25%, 06/30/27	5,900,000	5,774,625
4.38%, 07/15/27	6,800,000	6,840,375
0.38%, 07/31/27	5,900,000	5,346,184
2.75%, 07/31/27	6,000,000	5,791,641
2.25%, 08/15/27	5,000,000	4,762,891
3.75%, 08/15/27	8,200,000	8,121,844
0.50%, 08/31/27	3,900,000	3,536,660
3.13%, 08/31/27	6,100,000	5,942,258
3.38%, 09/15/27	7,500,000	7,355,273
0.38%, 09/30/27	5,900,000	5,315,531
4.13%, 09/30/27	6,100,000	6,101,430
3.88%, 10/15/27	8,000,000	7,948,125
0.50%, 10/31/27	6,600,000	5,950,313
4.13%, 10/31/27	6,000,000	6,002,578
2.25%, 11/15/27	6,000,000	5,690,625
4.13%, 11/15/27	9,000,000	9,003,867
0.63%, 11/30/27	6,700,000	6,046,750
3.88%, 11/30/27	5,800,000	5,761,258
0.63%, 12/31/27	8,100,000	7,290,316
3.88%, 12/31/27	5,850,000	5,810,238
0.75%, 01/31/28	8,500,000	7,655,977
3.50%, 01/31/28	5,700,000	5,596,020
2.75%, 02/15/28	8,600,000	8,249,617
1.13%, 02/29/28	8,900,000	8,096,566
4.00%, 02/29/28	6,050,000	6,028,258
1.25%, 03/31/28	7,850,000	7,154,232
3.63%, 03/31/28	6,050,000	5,958,541
1.25%, 04/30/28	8,500,000	7,729,687
3.50%, 04/30/28	5,300,000	5,197,105
2.88%, 05/15/28	9,000,000	8,642,461
1.25%, 05/31/28	9,000,000	8,166,094
3.63%, 05/31/28	6,100,000	6,003,496
1.25%, 06/30/28	8,300,000	7,515,066
4.00%, 06/30/28	6,200,000	6,177,719
1.00%, 07/31/28	8,525,000	7,630,541
4.13%, 07/31/28	6,000,000	6,001,172
2.88%, 08/15/28	9,350,000	8,953,721
1.13%, 08/31/28	8,350,000	7,490,211
4.38%, 08/31/28	6,700,000	6,757,840
1.25%, 09/30/28	9,100,000	8,183,602
4.63%, 09/30/28	7,100,000	7,226,191
1.38%, 10/31/28	8,600,000	7,756,797
4.88%, 10/31/28	7,250,000	7,446,826
3.13%, 11/15/28	8,500,000	8,198,184
1.50%, 11/30/28	8,350,000	7,553,814
4.38%, 11/30/28	8,100,000	8,177,520
1.38%, 12/31/28	8,600,000	7,725,555
3.75%, 12/31/28	8,500,000	8,384,785
1.75%, 01/31/29	7,900,000	7,193,012
4.00%, 01/31/29	9,000,000	8,961,680
2.63%, 02/15/29	8,700,000	8,206,547
1.88%, 02/28/29	7,500,000	6,854,297
4.25%, 02/28/29	9,100,000	9,150,121
2.38%, 03/31/29	7,150,000	6,662,348
4.13%, 03/31/29	9,800,000	9,805,359
2.88%, 04/30/29	6,600,000	6,274,641
4.63%, 04/30/29	10,250,000	10,464,209
2.38%, 05/15/29	7,400,000	6,888,070
2.75%, 05/31/29	6,100,000	5,764,023
4.50%, 05/31/29	10,100,000	10,266,887
3.25%, 06/30/29	6,000,000	5,787,891
4.25%, 06/30/29	10,100,000	10,162,730
2.63%, 07/31/29	5,650,000	5,299,523
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 07/31/29	10,300,000	10,258,961
1.63%, 08/15/29	6,600,000	5,917,570
3.13%, 08/31/29	5,200,000	4,981,641
3.63%, 08/31/29	10,100,000	9,900,762
3.50%, 09/30/29	10,000,000	9,744,531
3.88%, 09/30/29	5,300,000	5,247,621
4.00%, 10/31/29	5,300,000	5,277,641
4.13%, 10/31/29	10,000,000	10,017,187
1.75%, 11/15/29	5,000,000	4,487,305
3.88%, 11/30/29	5,000,000	4,949,414
4.13%, 11/30/29	10,000,000	10,023,633
Total Treasuries (Cost $1,008,078,478)		1,010,402,172

GOVERNMENT RELATED 6.2% OF NET ASSETS

Agency 2.6%
Foreign 1.5%
Austria 0.1%
Oesterreichische Kontrollbank AG
4.63%, 11/03/25	250,000	250,060
0.50%, 02/02/26	500,000	477,480
4.25%, 03/01/28	250,000	250,185
4.13%, 01/18/29	200,000	199,400
3.75%, 09/05/29	250,000	245,493
		1,422,618
Canada 0.2%
Export Development Canada
3.00%, 05/25/27	650,000	631,579
3.75%, 09/07/27	250,000	247,158
3.88%, 02/14/28	1,000,000	990,260
4.13%, 02/13/29	300,000	299,589
		2,168,586
Germany 0.6%
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26 (h)	1,000,000	958,820
3.63%, 04/01/26 (h)	500,000	495,415
1.00%, 10/01/26 (h)	1,000,000	943,330
4.38%, 03/01/27 (h)	500,000	501,880
3.00%, 05/20/27 (h)	1,150,000	1,118,248
3.50%, 08/27/27 (h)	300,000	294,573
3.75%, 02/15/28 (h)	500,000	493,520
2.88%, 04/03/28 (h)	250,000	239,913
3.88%, 06/15/28 (h)	1,000,000	989,750
4.00%, 03/15/29 (h)	1,000,000	993,840
1.75%, 09/14/29 (h)	100,000	89,741
Landwirtschaftliche Rentenbank
0.88%, 03/30/26 (h)	500,000	477,275
1.75%, 07/27/26 (h)	400,000	383,612
2.50%, 11/15/27 (h)	200,000	190,670
4.63%, 04/17/29 (h)	100,000	101,869
		8,272,456
Japan 0.3%
Japan Bank for International Cooperation
2.75%, 01/21/26	250,000	244,933
4.25%, 01/26/26	250,000	249,060
2.38%, 04/20/26	500,000	485,660
4.25%, 04/27/26	200,000	199,252
1.88%, 07/21/26	350,000	335,867
2.25%, 11/04/26	500,000	479,920

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 06/01/27	400,000	385,636
2.88%, 07/21/27	250,000	240,555
2.75%, 11/16/27	250,000	238,855
4.63%, 07/19/28	250,000	252,252
3.50%, 10/31/28	200,000	193,894
2.00%, 10/17/29	200,000	179,454
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	191,526
2.75%, 04/27/27	200,000	192,192
4.00%, 05/23/28	250,000	246,687
4.75%, 05/21/29	200,000	202,894
		4,318,637
Norway 0.0%
Equinor ASA
3.00%, 04/06/27 (b)	600,000	582,822
Republic of Korea 0.2%
Export-Import Bank of Korea
3.25%, 11/10/25	300,000	295,986
0.63%, 02/09/26	200,000	191,100
2.63%, 05/26/26	200,000	194,370
1.13%, 12/29/26	200,000	186,684
1.63%, 01/18/27	250,000	235,920
2.38%, 04/21/27	200,000	190,976
5.13%, 09/18/28	200,000	204,400
4.50%, 01/11/29	200,000	200,328
4.00%, 09/11/29	200,000	196,058
Korea Development Bank
0.80%, 07/19/26	450,000	423,967
1.38%, 04/25/27	600,000	559,434
4.38%, 02/15/28	200,000	199,352
4.50%, 02/15/29	200,000	200,342
		3,278,917
Sweden 0.1%
Svensk Exportkredit AB
4.38%, 02/13/26	500,000	499,200
2.25%, 03/22/27	500,000	477,675
4.13%, 06/14/28	200,000	199,066
		1,175,941
		21,219,977
U.S. 1.1%
Federal Farm Credit Banks Funding Corp.
4.38%, 06/23/26	600,000	601,854
4.50%, 08/14/26	500,000	502,615
3.50%, 10/02/26	2,000,000	1,975,380
4.13%, 03/20/29	500,000	499,380
4.75%, 04/30/29	500,000	511,805
Federal Home Loan Banks
4.63%, 11/17/26	1,000,000	1,008,600
1.25%, 12/21/26	3,000,000	2,829,420
4.75%, 04/09/27	3,000,000	3,044,610
4.00%, 06/30/28	2,000,000	1,994,240
3.25%, 11/16/28	1,000,000	971,230
Federal National Mortgage Association
1.88%, 09/24/26	1,000,000	960,660
0.75%, 10/08/27	2,000,000	1,823,400
		16,723,194
		37,943,171

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Local Authority 0.5%
Foreign 0.4%
Canada 0.4%
Province of Alberta
4.50%, 06/26/29	250,000	252,025
Province of British Columbia
2.25%, 06/02/26	200,000	193,856
0.90%, 07/20/26	450,000	425,673
4.80%, 11/15/28	300,000	305,286
4.90%, 04/24/29	400,000	409,420
Province of Manitoba
2.13%, 06/22/26	100,000	96,508
1.50%, 10/25/28	100,000	90,043
Province of Ontario
0.63%, 01/21/26	550,000	526,685
1.05%, 04/14/26	500,000	477,815
2.30%, 06/15/26	300,000	290,769
3.10%, 05/19/27	400,000	388,964
1.05%, 05/21/27	350,000	323,666
4.20%, 01/18/29	250,000	249,103
3.70%, 09/17/29	300,000	292,320
2.00%, 10/02/29	100,000	90,066
Province of Quebec
2.50%, 04/20/26	300,000	292,233
3.63%, 04/13/28	500,000	489,485
4.50%, 04/03/29	700,000	705,187
7.50%, 09/15/29	100,000	113,444
Province of Saskatchewan
3.25%, 06/08/27	225,000	218,889
		6,231,437
U.S. 0.1%
California
1.70%, 02/01/28	125,000	115,579
5.13%, 09/01/29	150,000	155,383
2.50%, 10/01/29	100,000	92,317
GO Bonds Series A
3.05%, 04/01/29	50,000	47,605
California Earthquake Authority
RB Series A
5.60%, 07/01/27	125,000	125,957
Commonwealth of Massachusetts
RB Series A
3.77%, 07/15/29	50,000	49,089
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (b)	95,000	94,045
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	116,000	123,439
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	118,193	120,814
Oregon School Boards Association
Series B
5.55%, 06/30/28	122,201	124,484
State Board of Administration Finance Corp.
Series A
1.71%, 07/01/27	100,000	92,670

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State of California
2.38%, 10/01/26	40,000	38,630
State Public School Building Authority
RB Series A
5.00%, 09/15/27	20,000	20,237
University of California
RB Series 2019BD
3.35%, 07/01/29	100,000	96,164
RB Series 2020BG
1.32%, 05/15/27 (b)	150,000	139,521
Wisconsin
3.15%, 05/01/27	100,000	97,335
		1,533,269
		7,764,706

Sovereign 0.6%
Canada 0.1%
Canada Government International Bonds
0.75%, 05/19/26	175,000	166,344
3.75%, 04/26/28	700,000	691,278
4.63%, 04/30/29	400,000	408,012
		1,265,634
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	250,000	245,577
2.75%, 01/31/27 (b)	400,000	383,784
3.24%, 02/06/28 (b)	200,000	191,418
4.85%, 01/22/29 (b)	200,000	200,704
		1,021,483
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27 (b)	200,000	196,494
3.50%, 01/11/28	200,000	192,526
4.55%, 01/11/28 (b)	200,000	198,838
4.10%, 04/24/28	200,000	195,820
3.40%, 09/18/29	200,000	188,418
		972,096
Israel 0.0%
Israel Government International Bonds
5.38%, 03/12/29	500,000	506,375
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	350,000	335,787
Mexico 0.1%
Mexico Government International Bonds
4.13%, 01/21/26	200,000	198,482
4.15%, 03/28/27	500,000	492,065
3.75%, 01/11/28	600,000	576,864
4.50%, 04/22/29	400,000	387,128
5.00%, 05/07/29 (b)	200,000	196,488
		1,851,027
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	272,215
3.88%, 03/17/28 (b)	200,000	188,376
9.38%, 04/01/29	200,000	226,320
		686,911
Peru 0.0%
Peru Government International Bonds
2.39%, 01/23/26 (b)	300,000	291,195
Philippines 0.1%
Philippines Government International Bonds
5.50%, 03/30/26	300,000	303,189
3.00%, 02/01/28	200,000	189,652
3.75%, 01/14/29	400,000	384,396
		877,237
Poland 0.0%
Republic of Poland Government International Bonds
3.25%, 04/06/26	250,000	245,863
5.50%, 11/16/27 (b)	200,000	205,088
4.63%, 03/18/29 (b)	200,000	199,298
		650,249
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	200,000	193,912
2.50%, 06/19/29	200,000	185,984
		379,896
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	298,491
		9,136,381

Supranational* 2.5%
African Development Bank
0.88%, 03/23/26	500,000	477,885
0.88%, 07/22/26	300,000	283,902
4.63%, 01/04/27	300,000	302,442
4.38%, 11/03/27	500,000	502,535
4.38%, 03/14/28	400,000	402,172
3.50%, 09/18/29	100,000	97,138
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (a)(d)	500,000	470,715
Asian Development Bank
0.50%, 02/04/26	500,000	478,290
1.00%, 04/14/26	1,250,000	1,195,425
2.00%, 04/24/26	500,000	484,440
1.75%, 08/14/26	250,000	239,775
1.50%, 01/20/27	750,000	709,117
3.13%, 08/20/27	500,000	486,510
2.50%, 11/02/27	500,000	477,060
2.75%, 01/19/28	500,000	479,130
3.75%, 04/25/28	1,500,000	1,479,525
4.50%, 08/25/28	500,000	505,265
4.38%, 03/06/29	500,000	504,345
3.63%, 08/28/29	500,000	488,465
1.75%, 09/19/29	500,000	448,155
Asian Infrastructure Investment Bank
0.50%, 01/27/26	500,000	478,295
3.75%, 09/14/27	500,000	494,100

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/18/28	350,000	348,170
4.13%, 01/18/29	450,000	449,735
Corp. Andina de Fomento
2.25%, 02/08/27	100,000	95,195
6.00%, 04/26/27	500,000	516,520
4.13%, 01/07/28	300,000	296,958
5.00%, 01/24/29	200,000	203,140
Council of Europe Development Bank
0.88%, 09/22/26	250,000	235,425
4.13%, 01/24/29	200,000	199,570
Council Of Europe Development Bank
3.63%, 01/26/28	200,000	196,570
European Bank for Reconstruction & Development
0.50%, 11/25/25	300,000	288,555
0.50%, 01/28/26	400,000	382,236
4.38%, 03/09/28	500,000	502,795
4.13%, 01/25/29	400,000	399,264
European Investment Bank
0.38%, 12/15/25	750,000	719,640
0.38%, 03/26/26	750,000	712,665
1.38%, 03/15/27	750,000	704,662
2.38%, 05/24/27	500,000	479,175
3.25%, 11/15/27	650,000	633,698
3.88%, 03/15/28	1,000,000	990,880
4.50%, 10/16/28	750,000	758,482
4.00%, 02/15/29	1,000,000	993,970
4.75%, 06/15/29	1,000,000	1,024,340
1.63%, 10/09/29	100,000	89,049
Inter-American Development Bank
0.88%, 04/20/26	800,000	763,424
4.50%, 05/15/26	500,000	501,320
2.00%, 06/02/26	300,000	290,004
2.00%, 07/23/26	400,000	385,652
1.50%, 01/13/27	850,000	803,853
2.38%, 07/07/27	850,000	812,158
1.13%, 07/20/28	200,000	179,588
3.13%, 09/18/28	200,000	192,666
4.13%, 02/15/29	750,000	749,415
2.25%, 06/18/29	350,000	322,732
3.50%, 09/14/29	300,000	291,537
Inter-American Investment Corp.
3.63%, 02/17/27	100,000	98,673
4.75%, 09/19/28	200,000	203,216
International Bank for Reconstruction & Development
0.88%, 07/15/26	500,000	473,780
4.00%, 08/27/26	500,000	498,000
1.88%, 10/27/26	500,000	478,515
3.13%, 06/15/27	600,000	584,994
2.50%, 11/22/27	500,000	476,850
0.75%, 11/24/27	1,000,000	905,050
1.38%, 04/20/28	750,000	684,232
3.50%, 07/12/28	500,000	488,725
4.63%, 08/01/28	750,000	761,160
1.13%, 09/13/28	750,000	670,448
3.63%, 09/21/29	300,000	293,124
3.88%, 10/16/29	750,000	740,362
International Finance Corp.
2.13%, 04/07/26	250,000	242,835
0.75%, 10/08/26	600,000	562,872
4.50%, 07/13/28	400,000	404,516
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nordic Investment Bank
0.50%, 01/21/26	250,000	239,128
4.38%, 03/14/28	250,000	251,213
		37,055,422
Total Government Related (Cost $93,160,224)		91,899,680

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (i)	8,118,437	8,118,437
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (i)(j)	1,101,640	1,101,640
		9,220,077
Total Short-Term Investments (Cost $9,220,077)		9,220,077
Total Investments in Securities (Cost $1,484,101,734)		1,483,520,597

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,073,366.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,253,448 or 0.2% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/24	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 11/30/24	FACE AMOUNT AT 11/30/24	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.45%, 02/13/26	$39,377	$—	$—	$—	$332	($236 )	$39,473	$40,000	$345
0.90%, 03/11/26	165,492	—	—	—	1,486	86	167,064	175,000	394
1.15%, 05/13/26	118,170	—	—	—	956	(11)	119,115	125,000	359
5.88%, 08/24/26	128,173	—	—	—	(513)	(29)	127,631	125,000	1,836
3.20%, 03/02/27	48,529	—	—	—	(25)	54	48,558	50,000	400
2.45%, 03/03/27	190,554	—	—	—	19	607	191,180	200,000	1,225
3.30%, 04/01/27	97,209	—	—	—	(45)	44	97,208	100,000	825
3.20%, 01/25/28	86,544	—	—	—	(415)	365	86,494	90,000	720
2.00%, 03/20/28	138,339	—	—	—	(931)	1,003	138,411	150,000	750
4.00%, 02/01/29	73,839	—	—	—	(528)	131	73,442	75,000	750
5.64%, 05/19/29	155,263	—	—	—	(962)	7	154,308	150,000	2,116
3.25%, 05/22/29	71,397	—	—	—	(563)	194	71,028	75,000	609
2.75%, 10/01/29	—	45,859	—	—	—	—	45,859	50,000	—
6.20%, 11/17/29	185,568	—	—	—	(996)	(176)	184,396	175,000	2,711
Total	$1,498,454	$45,859	$—	$—	($2,185 )	$2,039	$1,544,167		$13,040

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$371,998,668	$—	$371,998,668
Treasuries [1]	—	1,010,402,172	—	1,010,402,172
Government Related [1]	—	91,899,680	—	91,899,680
Short-Term Investments [1]	9,220,077	—	—	9,220,077
Total	$9,220,077	$1,474,300,520	$—	$1,483,520,597

[1]	As categorized in the Portfolio Holdings.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2024, are disclosed in each fund’s Portfolio Holdings.
REG89450NOV24